March 31, 2020 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
51job, Inc.*ADR (Professional Services)	6,556	$402,473
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,583	1,863,702
Baidu, Inc.*ADR (Interactive Media & Services)	6,079	612,703
Beigene, Ltd.*ADR (Biotechnology)	3,426	421,775
BHP Billiton PLCADR (Metals & Mining)	22,986	697,395
BHP Billiton, Ltd.ADR(a) (Metals & Mining)	19,721	723,564
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	36,536	1,376,311
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	17,218	838,517
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,841	604,368
GDS Holdings, Ltd.*ADR (IT Services)	11,063	641,322
HDFC Bank, Ltd.ADR (Banks)	16,750	644,205
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	12,465	358,119
ICICI Bank, Ltd.ADR (Banks)	53,367	453,620
Infosys Technologies, Ltd.ADR (IT Services)	75,649	621,078
iQIYI, Inc.*ADR (Entertainment)	29,528	525,598
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	16,677	675,419
KB Financial Group, Inc.ADR (Banks)	14,724	400,346
Korea Electric Power Corp.*ADR (Electric Utilities)	51,029	385,269
Momo, Inc.ADR (Interactive Media & Services)	16,221	351,833
NetEase, Inc.ADR (Entertainment)	1,868	599,554
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,972	429,929
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	14,803	533,352
POSCOADR (Metals & Mining)	11,999	391,767
Qudian, Inc.*ADR(a) (Consumer Finance)	113,353	204,035
Sea, Ltd.*ADR (Entertainment)	16,126	714,543
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	28,680	1,370,617
TAL Education Group*ADR (Diversified Consumer Services)	10,280	547,513
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	18,776	440,297
Weibo Corp.*ADR (Interactive Media & Services)	12,628	418,113
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	27,582	730,371
TOTAL COMMON STOCKS (Cost $12,651,937)		18,977,708

	Shares	Value
Collateral for Securities Loaned (3.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(b)	188,989	$188,989
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(b)	4,203	4,203
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(b)	506,966	506,966
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $700,158)		700,158

TOTAL INVESTMENT SECURITIES (Cost $13,352,095) - 103.7%		19,677,866
Net other assets (liabilities) - (3.7)%		(702,629)

NET ASSETS - 100.0%		$18,975,237

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $675,580.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ADR              American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$730,371	3.8%
Banks	1,498,171	7.9%
Biotechnology	421,775	2.2%
Consumer Finance	204,035	1.1%
Diversified Consumer Services	977,442	5.2%
Electric Utilities	385,269	2.0%
Entertainment	1,839,695	9.7%
Hotels, Restaurants & Leisure	358,119	1.9%
Interactive Media & Services	1,382,649	7.3%
Internet & Direct Marketing Retail	3,512,770	18.4%
IT Services	1,262,400	6.7%
Metals & Mining	1,812,726	9.6%
Oil, Gas & Consumable Fuels	1,442,885	7.6%
Professional Services	402,473	2.1%
Semiconductors & Semiconductor Equipment	1,370,617	7.2%
Wireless Telecommunication Services	1,376,311	7.3%
Other**	(2,471)	NM
Total	$18,975,237	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2020:

	Value	% of Net Assets
Australia	$1,420,959	7.5%
China	11,198,993	58.9%
Hong Kong	1,376,311	7.3%
India	1,718,903	9.1%
Singapore	714,543	3.8%
South Korea	1,177,382	6.2%
Taiwan	1,370,617	7.2%
Other**	(2,471)	NM
Total	$18,975,237	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

March 31, 2020 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.4%)
Associated Banc-Corp. (Banks)	434	$5,551
BancorpSouth Bank (Banks)	261	4,938
Bank of America Corp. (Banks)	22,847	485,042
Bank of Hawaii Corp. (Banks)	110	6,076
Bank OZK (Banks)	327	5,461
BankUnited, Inc. (Banks)	259	4,843
BOK Financial Corp. (Banks)	86	3,660
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	384	4,458
Cathay General Bancorp (Banks)	209	4,797
CIT Group, Inc. (Banks)	257	4,436
Citigroup, Inc. (Banks)	5,934	249,940
Citizens Financial Group, Inc. (Banks)	1,181	22,215
Comerica, Inc. (Banks)	393	11,531
Commerce Bancshares, Inc. (Banks)	298	15,004
Cullen/Frost Bankers, Inc. (Banks)	154	8,592
East West Bancorp, Inc. (Banks)	395	10,167
F.N.B. Corp. (Banks)	882	6,500
Fifth Third Bancorp (Banks)	1,927	28,616
First Citizens BancShares, Inc. - Class A (Banks)	24	7,989
First Financial Bankshares, Inc. (Banks)	369	9,904
First Hawaiian, Inc. (Banks)	356	5,885
First Horizon National Corp. (Banks)	847	6,823
First Republic Bank (Banks)	458	37,684
Fulton Financial Corp. (Banks)	446	5,125
Glacier Bancorp, Inc. (Banks)	231	7,855
Hancock Whitney Corp. (Banks)	235	4,587
Home BancShares, Inc. (Banks)	422	5,060
Huntington Bancshares, Inc. (Banks)	2,807	23,045
IBERIABANK Corp. (Banks)	141	5,099
International Bancshares Corp. (Banks)	158	4,247
Investors Bancorp, Inc. (Banks)	605	4,834
JPMorgan Chase & Co. (Banks)	8,527	767,687
KeyCorp (Banks)	2,677	27,760
M&T Bank Corp. (Banks)	359	37,131
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,268	11,907
PacWest Bancorp (Banks)	325	5,824
People’s United Financial, Inc. (Banks)	1,205	13,315
Pinnacle Financial Partners, Inc. (Banks)	196	7,358
Popular, Inc. (Banks)	262	9,170
Prosperity Bancshares, Inc. (Banks)	255	12,304
Regions Financial Corp. (Banks)	2,620	23,501
Signature Bank (Banks)	145	11,657
Sterling Bancorp (Banks)	551	5,758
SVB Financial Group* (Banks)	141	21,302
Synovus Financial Corp. (Banks)	399	7,006
TCF Financial Corp. (Banks)	419	9,495
Texas Capital Bancshares, Inc.* (Banks)	138	3,059
TFS Financial Corp. (Thrifts & Mortgage Finance)	137	2,092
The PNC Financial Services Group, Inc (Banks)	1,191	114,003
Truist Financial Corp. (Banks)	3,646	112,443
Trustmark Corp. (Banks)	178	4,147
U.S. Bancorp (Banks)	3,863	133,080
UMB Financial Corp. (Banks)	119	5,519
Umpqua Holdings Corp. (Banks)	596	6,496
United Bankshares, Inc. (Banks)	274	6,324
Valley National Bancorp (Banks)	1,065	7,785
Washington Federal, Inc. (Thrifts & Mortgage Finance)	214	5,555
Webster Financial Corp. (Banks)	251	5,748
Wells Fargo & Co. (Banks)	10,462	300,259
Western Alliance Bancorp (Banks)	255	7,806
Wintrust Financial Corp. (Banks)	155	5,093
Zions Bancorp NA (Banks)	464	12,417

TOTAL COMMON STOCKS (Cost $909,119)		2,712,965

	Principal Amount	Value
Repurchase Agreement(a) (NM)
Repurchase Agreement with UMB Bank N.A., 0.00%, dated 3/31/20, due 4/1/20, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES (Cost $910,119) - 74.4%		2,713,965
Net other assets (liabilities) - 25.6%		935,560

NET ASSETS - 100.0%		$3,649,525

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/23/20	1.00%	$931,275	$9,639

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Banks	$2,688,953	73.7%
Thrifts & Mortgage Finance	24,012	0.7%
Other**	936,560	25.6%
Total	$3,649,525	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (87.4%)
Air Products & Chemicals, Inc. (Chemicals)	3,011	$601,025
Albemarle Corp. (Chemicals)	1,449	81,680
Alcoa Corp.* (Metals & Mining)	2,531	15,591
Allegheny Technologies, Inc.* (Metals & Mining)	1,720	14,620
Ashland Global Holdings, Inc. (Chemicals)	824	41,258
Axalta Coating Systems, Ltd.* (Chemicals)	2,851	49,237
Cabot Corp. (Chemicals)	777	20,295
Carpenter Technology Corp. (Metals & Mining)	650	12,675
Celanese Corp. — Series A (Chemicals)	1,651	121,167
CF Industries Holdings, Inc. (Chemicals)	2,967	80,702
Commercial Metals Co. (Metals & Mining)	1,617	25,532
Corteva, Inc. (Chemicals)	10,220	240,170
Domtar Corp. (Paper & Forest Products)	781	16,901
Dow, Inc. (Chemicals)	10,128	296,143
DuPont de Nemours, Inc. (Chemicals)	10,116	344,956
Eastman Chemical Co. (Chemicals)	1,857	86,499
Ecolab, Inc. (Chemicals)	3,423	533,406
Element Solutions, Inc.* (Chemicals)	3,014	25,197
FMC Corp. (Chemicals)	1,770	144,591
Freeport-McMoRan, Inc. (Metals & Mining)	19,812	133,731
H.B. Fuller Co. (Chemicals)	698	19,495
Huntsman Corp. (Chemicals)	2,737	39,495
Ingevity Corp.* (Chemicals)	570	20,064
International Flavors & Fragrances, Inc. (Chemicals)	1,459	148,935
Linde PLC (Chemicals)	7,338	1,269,473
LyondellBasell Industries N.V. - Class A (Chemicals)	3,504	173,904
NewMarket Corp. (Chemicals)	102	39,053
Newmont Corp. (Metals & Mining)	11,195	506,910
Nucor Corp. (Metals & Mining)	4,140	149,123
Olin Corp. (Chemicals)	2,179	25,429
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	980	2,842
PolyOne Corp. (Chemicals)	1,048	19,881
PPG Industries, Inc. (Chemicals)	3,230	270,028
Reliance Steel & Aluminum Co. (Metals & Mining)	910	79,707
Royal Gold, Inc. (Metals & Mining)	895	78,500
RPM International, Inc. (Chemicals)	1,771	105,375
Sensient Technologies Corp. (Chemicals)	577	25,105
Steel Dynamics, Inc. (Metals & Mining)	2,942	66,313
The Chemours Co. (Chemicals)	2,230	19,780
The Mosaic Co. (Chemicals)	4,772	51,633
The Scotts Miracle-Gro Co. - Class A (Chemicals)	541	55,398
United States Steel Corp.(a) (Metals & Mining)	2,320	14,639
Valvoline, Inc. (Chemicals)	2,571	33,654
W.R. Grace & Co. (Chemicals)	765	27,234
Westlake Chemical Corp. (Chemicals)	474	18,093
Worthington Industries, Inc. (Metals & Mining)	504	13,230
TOTAL COMMON STOCKS (Cost $3,340,343)		$6,158,669

	Principal Amount	Value
Repurchase Agreements(b) (1.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $133,000	$133,000	$133,000
TOTAL REPURCHASE AGREEMENTS (Cost $133,000)		133,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	3,699	$3,699
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	82	82
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	9,923	9,923
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,704)		13,704

TOTAL INVESTMENT SECURITIES (Cost $3,487,047) - 89.5%		6,305,373
Net other assets (liabilities) - 10.5%		738,065

NET ASSETS - 100.0%		$7,043,438

*              Non-income producing security.

(a)                                 All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $14,412.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)           Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	4/23/20	1.00%	$878,544	$37,181

(1)           Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Chemicals	$5,028,355	71.4%
Metals & Mining	1,110,571	15.8%
Oil, Gas & Consumable Fuels	2,842	NM
Paper & Forest Products	16,901	0.2%
Other**	884,769	12.6%
Total	$7,043,438	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM           Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $11,776,000	$11,776,000	$11,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,776,000)		11,776,000

TOTAL INVESTMENT SECURITIES (Cost $11,776,000) - 105.4%		11,776,000
Net other assets (liabilities) - (5.4)%		(606,075)

NET ASSETS - 100.0%		$11,169,925

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,668,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	6/22/20	$(643,125)	$(28,996)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/20	(0.85)%	$(7,112,863)	$(152,392)
S&P 500	UBS AG	4/27/20	(0.65)%	(3,430,749)	(67,130)
				$(10,543,612)	$(219,522)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (83.7%)
AbbVie, Inc. (Biotechnology)	80,241	$6,113,562
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,101	257,767
Agilent Technologies, Inc. (Life Sciences Tools & Services)	16,791	1,202,571
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,206	113,749
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,008	1,078,198
Alkermes PLC* (Biotechnology)	8,547	123,248
Allogene Therapeutics, Inc.*(a) (Biotechnology)	2,776	53,965
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,050	658,543
Amgen, Inc. (Biotechnology)	32,241	6,536,217
Avantor, Inc.* (Life Sciences Tools & Services)	12,098	151,104
Biogen, Inc.* (Biotechnology)	9,790	3,097,360
BioMarin Pharmaceutical, Inc.* (Biotechnology)	9,747	823,622
Bio-Techne Corp. (Life Sciences Tools & Services)	2,067	391,945
Bluebird Bio, Inc.* (Biotechnology)	3,003	138,018
Blueprint Medicines Corp.* (Biotechnology)	2,670	156,142
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,650	334,457
Exact Sciences Corp.* (Biotechnology)	7,590	440,220
Exelixis, Inc.* (Biotechnology)	16,485	283,872
FibroGen, Inc.* (Biotechnology)	4,260	148,035
Gilead Sciences, Inc. (Biotechnology)	68,646	5,131,975
Illumina, Inc.* (Life Sciences Tools & Services)	7,976	2,178,406
Immunomedics, Inc.* (Biotechnology)	9,955	134,193
Incyte Corp.* (Biotechnology)	9,700	710,331
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,367	86,066
Ionis Pharmaceuticals, Inc.* (Biotechnology)	6,947	328,454
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	9,791	1,056,057
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,322	912,854
Moderna, Inc.* (Biotechnology)	11,210	335,740
Myriad Genetics, Inc.* (Biotechnology)	4,035	57,741
Nektar Therapeutics* (Pharmaceuticals)	9,544	170,360
Neurocrine Biosciences, Inc.* (Biotechnology)	4,997	432,490
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,806	27,137
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,432	284,993
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,334	2,116,249
Repligen Corp.* (Biotechnology)	2,543	245,501
Sage Therapeutics, Inc.* (Biotechnology)	2,812	80,761
Sarepta Therapeutics, Inc.* (Biotechnology)	3,841	375,727
Seattle Genetics, Inc.* (Biotechnology)	6,231	718,933
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,379	133,200
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,947	130,935
United Therapeutics Corp.* (Biotechnology)	2,383	225,968
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,952	3,319,878
TOTAL COMMON STOCKS (Cost $15,806,358)		41,296,544

	Principal Amount	Value
Repurchase Agreements(b) (2.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $1,251,000	$1,251,000	$1,251,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,251,000)		1,251,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	16,347	$16,347
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	364	364
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	43,853	43,853
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,564)		60,564

TOTAL INVESTMENT SECURITIES (Cost $17,117,922) - 86.3%		42,608,108
Net other assets (liabilities) - 13.7%		6,737,975

NET ASSETS - 100.0%		$49,346,083

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $56,065.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/23/20	1.00%	$8,056,367	$179,561

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Biotechnology	$34,480,597	69.9%
Life Sciences Tools & Services	6,645,587	13.5%
Pharmaceuticals	170,360	0.3%
Other**	8,049,539	16.3%
Total	$49,346,083	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.3%)
3M Co. (Industrial Conglomerates)	761	$103,884
A.O. Smith Corp. (Building Products)	181	6,844
Abbott Laboratories (Health Care Equipment & Supplies)	2,343	184,885
AbbVie, Inc. (Biotechnology)	1,960	149,332
ABIOMED, Inc.* (Health Care Equipment & Supplies)	60	8,710
Accenture PLC - Class A (IT Services)	841	137,302
Activision Blizzard, Inc. (Entertainment)	1,018	60,551
Adobe, Inc.* (Software)	641	203,992
Advance Auto Parts, Inc. (Specialty Retail)	92	8,585
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,548	70,403
Aflac, Inc. (Insurance)	972	33,281
Agilent Technologies, Inc. (Life Sciences Tools & Services)	411	29,436
Air Products & Chemicals, Inc. (Chemicals)	293	58,486
Akamai Technologies, Inc.* (IT Services)	214	19,579
Alaska Air Group, Inc. (Airlines)	163	4,641
Albemarle Corp. (Chemicals)	141	7,948
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	153	20,970
Alexion Pharmaceuticals, Inc.* (Biotechnology)	294	26,398
Align Technology, Inc.* (Health Care Equipment & Supplies)	95	16,525
Allegion PLC (Building Products)	123	11,318
Allergan PLC (Pharmaceuticals)	435	77,039
Alliance Data Systems Corp. (IT Services)	54	1,817
Alliant Energy Corp. (Electric Utilities)	318	15,356
Alphabet, Inc.* - Class A (Interactive Media & Services)	397	461,294
Alphabet, Inc.* - Class C (Interactive Media & Services)	396	460,473
Altria Group, Inc. (Tobacco)	2,474	95,670
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	552	1,076,246
Amcor PLC (Containers & Packaging)	2,144	17,409
Ameren Corp. (Multi-Utilities)	326	23,743
American Airlines Group, Inc.(a) (Airlines)	514	6,266
American Electric Power Co., Inc. (Electric Utilities)	653	52,227
American Express Co. (Consumer Finance)	890	76,194
American International Group, Inc. (Insurance)	1,151	27,912
American Tower Corp. (Equity Real Estate Investment Trusts)	586	127,601
American Water Works Co., Inc. (Water Utilities)	239	28,575
Ameriprise Financial, Inc. (Capital Markets)	169	17,319
AmerisourceBergen Corp. (Health Care Providers & Services)	199	17,612
AMETEK, Inc. (Electrical Equipment)	302	21,750
Amgen, Inc. (Biotechnology)	787	159,550
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	393	28,642
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	488	43,749
ANSYS, Inc.* (Software)	114	26,502
Anthem, Inc. (Health Care Providers & Services)	336	76,285
Aon PLC (Insurance)	310	51,162
Apache Corp. (Oil, Gas & Consumable Fuels)	496	2,073
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	197	6,925
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,534	1,407,240
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,223	56,038
Aptiv PLC (Auto Components)	338	16,643
Archer-Daniels-Midland Co. (Food Products)	736	25,892
Arconic, Inc. (Aerospace & Defense)	512	8,223
Arista Networks, Inc.* (Communications Equipment)	73	14,786
Arthur J. Gallagher & Co. (Insurance)	247	20,133
Assurant, Inc. (Insurance)	81	8,431
AT&T, Inc. (Diversified Telecommunication Services)	9,677	282,085
Atmos Energy Corp. (Gas Utilities)	159	15,778
Autodesk, Inc.* (Software)	292	45,581
Automatic Data Processing, Inc. (IT Services)	573	78,318
AutoZone, Inc.* (Specialty Retail)	32	27,072
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	186	27,374
Avery Dennison Corp. (Containers & Packaging)	110	11,206
Baker Hughes Co. - Class A (Energy Equipment & Services)	860	9,030
Ball Corp. (Containers & Packaging)	434	28,063
Bank of America Corp. (Banks)	10,725	227,691
Baxter International, Inc. (Health Care Equipment & Supplies)	676	54,884
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	358	82,258
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,591	473,713
Best Buy Co., Inc. (Specialty Retail)	301	17,157
Biogen, Inc.* (Biotechnology)	238	75,298
BlackRock, Inc. - Class A (Capital Markets)	157	69,075
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	56	75,338
BorgWarner, Inc. (Auto Components)	271	6,604
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	190	17,524
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,845	60,202
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,106	173,128
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	526	124,715
Broadridge Financial Solutions, Inc. (IT Services)	153	14,509

	Shares	Value
Common Stocks, continued
Brown-Forman Corp. - Class B (Beverages)	241	$13,378
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	179	11,850
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	539	9,265
Cadence Design Systems, Inc.* (Software)	371	24,501
Campbell Soup Co. (Food Products)	223	10,294
Capital One Financial Corp. (Consumer Finance)	617	31,109
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	198	2,136
Cardinal Health, Inc. (Health Care Providers & Services)	387	18,553
CarMax, Inc.* (Specialty Retail)	218	11,735
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	530	6,980
Caterpillar, Inc. (Machinery)	732	84,941
Cboe Global Markets, Inc. (Capital Markets)	147	13,120
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	443	16,706
CDW Corp. (Electronic Equipment, Instruments & Components)	190	17,721
Celanese Corp. — Series A (Chemicals)	159	11,669
Centene Corp.* (Health Care Providers & Services)	773	45,924
CenterPoint Energy, Inc. (Multi-Utilities)	663	10,243
CenturyLink, Inc. (Diversified Telecommunication Services)	1,298	12,279
Cerner Corp. (Health Care Technology)	416	26,204
CF Industries Holdings, Inc. (Chemicals)	286	7,779
Charter Communications, Inc.* - Class A (Media)	208	90,753
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,505	181,512
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	22,250
Chubb, Ltd. (Insurance)	600	67,013
Church & Dwight Co., Inc. (Household Products)	325	20,859
Cigna Corp. (Health Care Providers & Services)	495	87,704
Cincinnati Financial Corp. (Insurance)	201	15,165
Cintas Corp. (Commercial Services & Supplies)	111	19,227
Cisco Systems, Inc. (Communications Equipment)	5,620	220,922
Citigroup, Inc. (Banks)	2,893	121,853
Citizens Financial Group, Inc. (Banks)	575	10,816
Citrix Systems, Inc. (Software)	153	21,657
CME Group, Inc. (Capital Markets)	476	82,306
CMS Energy Corp. (Multi-Utilities)	376	22,090
Cognizant Technology Solutions Corp. (IT Services)	724	33,644
Colgate-Palmolive Co. (Household Products)	1,136	75,385
Comcast Corp. - Class A (Media)	6,014	206,762
Comerica, Inc. (Banks)	190	5,575
Conagra Brands, Inc. (Food Products)	643	18,866
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	266	11,398
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,454	44,783
Consolidated Edison, Inc. (Multi-Utilities)	442	34,476
Constellation Brands, Inc. - Class A (Beverages)	221	31,683
Copart, Inc.* (Commercial Services & Supplies)	271	18,569
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,016	20,869
Corteva, Inc. (Chemicals)	989	23,242
Costco Wholesale Corp. (Food & Staples Retailing)	585	166,801
Coty, Inc. - Class A (Personal Products)	390	2,012
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	551	79,563
CSX Corp. (Road & Rail)	1,030	59,019
Cummins, Inc. (Machinery)	202	27,335
CVS Health Corp. (Health Care Providers & Services)	1,723	102,225
D.R. Horton, Inc. (Household Durables)	444	15,095
Danaher Corp. (Health Care Equipment & Supplies)	847	117,233
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	163	8,877
DaVita, Inc.* (Health Care Providers & Services)	119	9,051
Deere & Co. (Machinery)	417	57,613
Delta Air Lines, Inc. (Airlines)	763	21,768
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	295	11,455
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	510	3,524
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	213	5,581
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	348	48,341
Discover Financial Services (Consumer Finance)	414	14,767
Discovery, Inc.* (Media)	207	4,024
Discovery, Inc.* - Class C (Media)	442	7,753
Dish Network Corp.* - Class A (Media)	335	6,697
Dollar General Corp. (Multiline Retail)	337	50,890
Dollar Tree, Inc.* (Multiline Retail)	314	23,070
Dominion Energy, Inc. (Multi-Utilities)	1,090	78,688
Dover Corp. (Machinery)	193	16,200
Dow, Inc. (Chemicals)	982	28,714
DTE Energy Co. (Multi-Utilities)	254	24,122
Duke Energy Corp. (Electric Utilities)	965	78,048
Duke Realty Corp. (Equity Real Estate Investment Trusts)	486	15,737
DuPont de Nemours, Inc. (Chemicals)	981	33,452
DXC Technology Co. (IT Services)	336	4,385
E*TRADE Financial Corp. (Capital Markets)	299	10,262
Eastman Chemical Co. (Chemicals)	180	8,384
Eaton Corp. PLC (Electrical Equipment)	549	42,652
eBay, Inc. (Internet & Direct Marketing Retail)	1,011	30,391
Ecolab, Inc. (Chemicals)	332	51,736
Edison International (Electric Utilities)	476	26,080

	Shares	Value
Common Stocks, continued
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	276	$52,059
Electronic Arts, Inc.* (Entertainment)	387	38,766
Eli Lilly & Co. (Pharmaceuticals)	1,120	155,366
Emerson Electric Co. (Electrical Equipment)	807	38,454
Entergy Corp. (Electric Utilities)	264	24,808
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	770	27,658
Equifax, Inc. (Professional Services)	160	19,112
Equinix, Inc. (Equity Real Estate Investment Trusts)	114	71,200
Equity Residential (Equity Real Estate Investment Trusts)	463	28,572
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	89	19,601
Everest Re Group, Ltd. (Insurance)	54	10,391
Evergy, Inc. (Electric Utilities)	301	16,570
Eversource Energy (Electric Utilities)	428	33,474
Exelon Corp. (Electric Utilities)	1,287	47,374
Expedia Group, Inc. (Internet & Direct Marketing Retail)	186	10,466
Expeditors International of Washington, Inc. (Air Freight & Logistics)	226	15,079
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	172	16,471
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,605	212,822
F5 Networks, Inc.* (Communications Equipment)	81	8,637
Facebook, Inc.* - Class A (Interactive Media & Services)	3,188	531,759
Fastenal Co. (Trading Companies & Distributors)	759	23,718
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	93	6,939
FedEx Corp. (Air Freight & Logistics)	318	38,561
Fidelity National Information Services, Inc. (IT Services)	815	99,137
Fifth Third Bancorp (Banks)	937	13,914
First Horizon National Corp. (Banks)	1	5
First Republic Bank (Banks)	222	18,266
FirstEnergy Corp. (Electric Utilities)	716	28,690
Fiserv, Inc.* (IT Services)	757	71,907
FleetCor Technologies, Inc.* (IT Services)	116	21,639
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	177	5,645
Flowserve Corp. (Machinery)	172	4,109
FMC Corp. (Chemicals)	172	14,051
Ford Motor Co. (Automobiles)	5,158	24,913
Fortinet, Inc.* (Software)	187	18,919
Fortive Corp. (Machinery)	393	21,690
Fortune Brands Home & Security, Inc. (Building Products)	185	8,001
Fox Corp. - Class A (Media)	469	11,082
Fox Corp. - Class B (Media)	214	4,896
Franklin Resources, Inc. (Capital Markets)	367	6,125
Freeport-McMoRan, Inc. (Metals & Mining)	1,921	12,967
Garmin, Ltd. (Household Durables)	191	14,317
Gartner, Inc.* (IT Services)	119	11,849
General Dynamics Corp. (Aerospace & Defense)	311	41,148
General Electric Co. (Industrial Conglomerates)	11,569	91,858
General Mills, Inc. (Food Products)	799	42,163
General Motors Co. (Automobiles)	1,665	34,599
Genuine Parts Co. (Distributors)	193	12,994
Gilead Sciences, Inc. (Biotechnology)	1,676	125,298
Global Payments, Inc. (IT Services)	398	57,404
Globe Life, Inc. (Insurance)	132	9,500
H&R Block, Inc.(a) (Diversified Consumer Services)	256	3,604
Halliburton Co. (Energy Equipment & Services)	1,160	7,946
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	476	3,746
Harley-Davidson, Inc. (Automobiles)	203	3,843
Hartford Financial Services Group, Inc. (Insurance)	476	16,774
Hasbro, Inc. (Leisure Products)	169	12,092
HCA Healthcare, Inc. (Health Care Providers & Services)	350	31,448
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	654	15,598
Helmerich & Payne, Inc. (Energy Equipment & Services)	143	2,238
Henry Schein, Inc.* (Health Care Providers & Services)	194	9,801
Hess Corp. (Oil, Gas & Consumable Fuels)	343	11,422
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,712	16,624
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	374	25,522
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	195	4,779
Hologic, Inc.* (Health Care Equipment & Supplies)	355	12,461
Honeywell International, Inc. (Industrial Conglomerates)	946	126,565
Hormel Foods Corp. (Food Products)	367	17,117
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	947	10,455
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,961	34,043
Humana, Inc. (Health Care Providers & Services)	176	55,268
Huntington Bancshares, Inc. (Banks)	1,366	11,215
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	54	9,839
IDEX Corp. (Machinery)	101	13,949
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	115	27,858
IHS Markit, Ltd. (Professional Services)	531	31,861
Illinois Tool Works, Inc. (Machinery)	388	55,143
Illumina, Inc.* (Life Sciences Tools & Services)	194	52,985
Incyte Corp.* (Biotechnology)	236	17,282
Ingersoll-Rand, Inc.* - Class I (Machinery)	279	6,919
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,763	311,893
Intercontinental Exchange, Inc. (Capital Markets)	737	59,513
International Business Machines Corp. (IT Services)	1,173	130,121

	Shares	Value
Common Stocks, continued
International Flavors & Fragrances, Inc. (Chemicals)	141	$14,393
International Paper Co. (Containers & Packaging)	519	16,156
Intuit, Inc. (Software)	345	79,350
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	153	75,767
Invesco, Ltd. (Capital Markets)	491	4,458
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	5,183
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	238	25,671
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	378	8,996
J.B. Hunt Transport Services, Inc. (Road & Rail)	114	10,514
Jack Henry & Associates, Inc. (IT Services)	103	15,990
Jacobs Engineering Group, Inc. (Construction & Engineering)	181	14,347
Johnson & Johnson (Pharmaceuticals)	3,487	457,251
Johnson Controls International PLC (Building Products)	1,021	27,527
JPMorgan Chase & Co. (Banks)	4,155	374,074
Juniper Networks, Inc. (Communications Equipment)	441	8,441
Kansas City Southern Industries, Inc. (Road & Rail)	131	16,661
Kellogg Co. (Food Products)	330	19,797
KeyCorp (Banks)	1,302	13,502
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	249	20,836
Kimberly-Clark Corp. (Household Products)	455	58,181
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	556	5,377
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,578	35,886
KLA Corp. (Semiconductors & Semiconductor Equipment)	208	29,898
Kohl’s Corp. (Multiline Retail)	206	3,006
L Brands, Inc. (Specialty Retail)	304	3,514
L3Harris Technologies, Inc. (Aerospace & Defense)	294	52,955
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	129	16,304
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	192	46,080
Lamb Weston Holding, Inc. (Food Products)	194	11,077
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	448	19,027
Leggett & Platt, Inc. (Household Durables)	173	4,616
Leidos Holdings, Inc. (IT Services)	177	16,222
Lennar Corp. - Class A (Household Durables)	371	14,172
Lincoln National Corp. (Insurance)	263	6,922
Linde PLC (Chemicals)	711	123,004
Live Nation Entertainment, Inc.* (Entertainment)	186	8,456
LKQ Corp.* (Distributors)	405	8,307
Lockheed Martin Corp. (Aerospace & Defense)	330	111,853
Loews Corp. (Insurance)	338	11,773
Lowe’s Cos., Inc. (Specialty Retail)	1,015	87,341
LyondellBasell Industries N.V. - Class A (Chemicals)	340	16,874
M&T Bank Corp. (Banks)	175	18,100
Macy’s, Inc.(a) (Multiline Retail)	408	2,003
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,057	3,478
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	860	20,313
MarketAxess Holdings, Inc. (Capital Markets)	51	16,961
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	361	26,995
Marsh & McLennan Cos., Inc. (Insurance)	669	57,842
Martin Marietta Materials, Inc. (Construction Materials)	83	15,706
Masco Corp. (Building Products)	376	12,998
MasterCard, Inc. - Class A (IT Services)	1,177	284,316
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	359	17,451
McCormick & Co., Inc. (Food Products)	164	23,158
McDonald’s Corp. (Hotels, Restaurants & Leisure)	997	164,853
McKesson Corp. (Health Care Providers & Services)	214	28,946
Medtronic PLC (Health Care Equipment & Supplies)	1,776	160,159
Merck & Co., Inc. (Pharmaceuticals)	3,374	259,596
MetLife, Inc. (Insurance)	1,036	31,671
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	32	22,096
MGM Resorts International (Hotels, Restaurants & Leisure)	680	8,024
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	315	21,357
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,467	61,702
Microsoft Corp. (Software)	10,108	1,594,134
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	152	15,661
Mohawk Industries, Inc.* (Household Durables)	79	6,023
Molson Coors Beverage Co. - Class B (Beverages)	249	9,713
Mondelez International, Inc. - Class A (Food Products)	1,906	95,452
Monster Beverage Corp.* (Beverages)	505	28,411
Moody’s Corp. (Capital Markets)	216	45,684
Morgan Stanley (Capital Markets)	1,543	52,462
Motorola Solutions, Inc. (Communications Equipment)	227	30,173
MSCI, Inc. - Class A (Capital Markets)	113	32,652
Mylan N.V.* (Pharmaceuticals)	681	10,154
Nasdaq, Inc. (Capital Markets)	153	14,527
National Oilwell Varco, Inc. (Energy Equipment & Services)	509	5,003
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	301	12,549
Netflix, Inc.* (Entertainment)	580	217,790
Newell Brands, Inc. (Household Durables)	503	6,680
Newmont Corp. (Metals & Mining)	1,086	49,174

	Shares	Value
Common Stocks, continued
News Corp. - Class A (Media)	512	$4,595
News Corp. - Class B (Media)	159	1,429
NextEra Energy, Inc. (Electric Utilities)	648	155,921
Nielsen Holdings PLC (Professional Services)	470	5,894
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,652	136,686
NiSource, Inc. (Multi-Utilities)	493	12,310
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	631	3,811
Nordstrom, Inc. (Multiline Retail)	141	2,163
Norfolk Southern Corp. (Road & Rail)	346	50,516
Northern Trust Corp. (Capital Markets)	280	21,129
Northrop Grumman Corp. (Aerospace & Defense)	208	62,930
NortonLifelock, Inc. - Class I (Software)	757	14,163
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	281	3,080
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	332	9,050
Nucor Corp. (Metals & Mining)	401	14,444
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	811	213,780
NVR, Inc.* (Household Durables)	5	12,846
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,182	13,688
Old Dominion Freight Line, Inc. (Road & Rail)	128	16,736
Omnicom Group, Inc. (Media)	288	15,811
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	548	11,952
Oracle Corp. (Software)	2,870	138,707
O’Reilly Automotive, Inc.* (Specialty Retail)	101	30,406
PACCAR, Inc. (Machinery)	459	28,059
Packaging Corp. of America (Containers & Packaging)	125	10,854
Parker-Hannifin Corp. (Machinery)	170	22,054
Paychex, Inc. (IT Services)	422	26,552
Paycom Software, Inc.* (Software)	65	13,131
PayPal Holdings, Inc.* (IT Services)	1,556	148,971
Pentair PLC (Machinery)	223	6,636
People’s United Financial, Inc. (Banks)	587	6,486
PepsiCo, Inc. (Beverages)	1,848	221,945
PerkinElmer, Inc. (Life Sciences Tools & Services)	148	11,141
Perrigo Co. PLC (Pharmaceuticals)	180	8,656
Pfizer, Inc. (Pharmaceuticals)	7,331	239,284
Philip Morris International, Inc. (Tobacco)	2,061	150,370
Phillips 66 (Oil, Gas & Consumable Fuels)	589	31,600
Pinnacle West Capital Corp. (Electric Utilities)	150	11,369
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	219	15,363
PPG Industries, Inc. (Chemicals)	314	26,250
PPL Corp. (Electric Utilities)	1,017	25,100
Principal Financial Group, Inc. (Insurance)	342	10,718
Prologis, Inc. (Equity Real Estate Investment Trusts)	977	78,520
Prudential Financial, Inc. (Insurance)	533	27,791
Public Service Enterprise Group, Inc. (Multi-Utilities)	670	30,090
Public Storage (Equity Real Estate Investment Trusts)	199	39,523
PulteGroup, Inc. (Household Durables)	336	7,500
PVH Corp. (Textiles, Apparel & Luxury Goods)	98	3,689
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	154	12,417
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,513	102,354
Quanta Services, Inc. (Construction & Engineering)	187	5,934
Quest Diagnostics, Inc. (Health Care Providers & Services)	179	14,374
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	66	4,411
Raymond James Financial, Inc. (Capital Markets)	164	10,365
Raytheon Co. (Aerospace & Defense)	370	48,526
Realty Income Corp. (Equity Real Estate Investment Trusts)	432	21,540
Regency Centers Corp. (Equity Real Estate Investment Trusts)	222	8,531
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	105	51,270
Regions Financial Corp. (Banks)	1,277	11,455
Republic Services, Inc. - Class A (Commercial Services & Supplies)	280	21,017
ResMed, Inc. (Health Care Equipment & Supplies)	190	27,985
Robert Half International, Inc. (Professional Services)	155	5,851
Rockwell Automation, Inc. (Electrical Equipment)	153	23,089
Rollins, Inc. (Commercial Services & Supplies)	186	6,722
Roper Technologies, Inc. (Industrial Conglomerates)	137	42,718
Ross Stores, Inc. (Specialty Retail)	479	41,659
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	228	7,335
S&P Global, Inc. (Capital Markets)	324	79,396
Salesforce.com, Inc.* (Software)	1,176	169,320
SBA Communications Corp. (Equity Real Estate Investment Trusts)	150	40,496
Schlumberger, Ltd. (Energy Equipment & Services)	1,832	24,714
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	306	14,933
Sealed Air Corp. (Containers & Packaging)	202	4,991
Sempra Energy (Multi-Utilities)	373	42,145
ServiceNow, Inc.* (Software)	250	71,645
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	407	22,328
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	226	20,200
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	108	4,655
Snap-on, Inc. (Machinery)	73	7,944
Southwest Airlines Co. (Airlines)	627	22,328
Stanley Black & Decker, Inc. (Machinery)	201	20,100
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,566	102,948
State Street Corp. (Capital Markets)	482	25,676

	Shares	Value
Common Stocks, continued
STERIS PLC (Health Care Equipment & Supplies)	113	$15,817
Stryker Corp. (Health Care Equipment & Supplies)	428	71,258
SVB Financial Group* (Banks)	69	10,425
Synchrony Financial (Consumer Finance)	747	12,019
Synopsys, Inc.* (Software)	199	25,629
Sysco Corp. (Food & Staples Retailing)	675	30,800
T. Rowe Price Group, Inc. (Capital Markets)	309	30,174
Take-Two Interactive Software, Inc.* (Entertainment)	151	17,910
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	364	4,714
Target Corp. (Multiline Retail)	671	62,383
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	443	27,900
TechnipFMC PLC (Energy Equipment & Services)	555	3,741
Teleflex, Inc. (Health Care Equipment & Supplies)	60	17,572
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,239	123,813
Textron, Inc. (Aerospace & Defense)	301	8,028
The AES Corp. (Independent Power and Renewable Electricity Producers)	878	11,941
The Allstate Corp. (Insurance)	429	39,352
The Bank of New York Mellon Corp. (Capital Markets)	1,111	37,418
The Boeing Co. (Aerospace & Defense)	708	105,591
The Charles Schwab Corp. (Capital Markets)	1,514	50,901
The Clorox Co. (Household Products)	167	28,933
The Coca-Cola Co. (Beverages)	5,108	226,029
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	66	18,194
The Estee Lauder Co., Inc. (Personal Products)	295	47,006
The Gap, Inc. (Specialty Retail)	280	1,971
The Goldman Sachs Group, Inc. (Capital Markets)	422	65,237
The Hershey Co. (Food Products)	195	25,838
The Home Depot, Inc. (Specialty Retail)	1,445	269,795
The Interpublic Group of Cos., Inc. (Media)	511	8,273
The JM Smucker Co. - Class A (Food Products)	152	16,872
The Kraft Heinz Co. (Food Products)	824	20,386
The Kroger Co. (Food & Staples Retailing)	1,061	31,957
The Mosaic Co. (Chemicals)	461	4,988
The PNC Financial Services Group, Inc (Banks)	580	55,518
The Procter & Gamble Co. (Household Products)	3,305	363,549
The Progressive Corp. (Insurance)	774	57,152
The Sherwin-Williams Co. (Chemicals)	110	50,547
The Southern Co. (Electric Utilities)	1,390	75,255
The TJX Cos., Inc. (Specialty Retail)	1,606	76,783
The Travelers Cos., Inc. (Insurance)	342	33,978
The Walt Disney Co. (Entertainment)	2,388	230,680
The Western Union Co. (IT Services)	553	10,026
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,604	22,697
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	532	150,876
Tiffany & Co. (Specialty Retail)	143	18,519
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	419	35,154
Tractor Supply Co. (Specialty Retail)	158	13,359
Trane Technologies PLC (Building Products)	317	26,181
TransDigm Group, Inc. (Aerospace & Defense)	66	21,133
Truist Financial Corp. (Banks)	1,777	54,803
Twitter, Inc.* (Interactive Media & Services)	1,027	25,223
Tyson Foods, Inc. - Class A (Food Products)	392	22,685
U.S. Bancorp (Banks)	1,883	64,869
UDR, Inc. (Equity Real Estate Investment Trusts)	387	14,141
Ulta Beauty, Inc.* (Specialty Retail)	75	13,178
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	246	2,266
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	255	2,055
Union Pacific Corp. (Road & Rail)	920	129,756
United Airlines Holdings , Inc.* (Airlines)	288	9,086
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	928	86,693
United Rentals, Inc.* (Trading Companies & Distributors)	100	10,290
United Technologies Corp. (Aerospace & Defense)	1,075	101,405
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,255	312,971
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	106	10,502
Unum Group (Insurance)	270	4,053
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	544	24,676
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	121	12,422
Ventas, Inc. (Equity Real Estate Investment Trusts)	493	13,212
VeriSign, Inc.* (IT Services)	137	24,672
Verisk Analytics, Inc. - Class A (Professional Services)	217	30,245
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,479	294,386
Vertex Pharmaceuticals, Inc.* (Biotechnology)	341	81,141
VF Corp. (Textiles, Apparel & Luxury Goods)	434	23,471
ViacomCBS, Inc. - Class B (Media)	714	10,003
Visa, Inc. - Class A (IT Services)	2,268	365,419
Vornado Realty Trust (Equity Real Estate Investment Trusts)	209	7,568
Vulcan Materials Co. (Construction Materials)	176	19,020
W.R. Berkley Corp. (Insurance)	192	10,017
W.W. Grainger, Inc. (Trading Companies & Distributors)	57	14,165
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	992	45,384
Walmart, Inc. (Food & Staples Retailing)	1,880	213,606
Waste Management, Inc. (Commercial Services & Supplies)	518	47,946

	Shares	Value
Common Stocks, continued
Waters Corp.* (Life Sciences Tools & Services)	86	$15,656
WEC Energy Group, Inc. (Multi-Utilities)	418	36,838
Wells Fargo & Co. (Banks)	5,099	146,341
Welltower, Inc. (Equity Real Estate Investment Trusts)	538	24,630
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	394	16,398
Westinghouse Air Brake Technologies Corp. (Machinery)	241	11,599
WestRock Co. (Containers & Packaging)	340	9,608
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	985	16,696
Whirlpool Corp. (Household Durables)	84	7,207
Willis Towers Watson PLC (Insurance)	170	28,875
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	128	7,704
Xcel Energy, Inc. (Electric Utilities)	695	41,909
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	244	4,621
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	334	26,032
Xylem, Inc. (Machinery)	238	15,501
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	401	27,481
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	72	13,219
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	271	27,393
Zions Bancorp NA (Banks)	225	6,021
Zoetis, Inc. (Pharmaceuticals)	631	74,262
TOTAL COMMON STOCKS (Cost $8,056,914)		28,381,017

	Principal Amount	Value
Repurchase Agreements(b)(c) (31.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $13,173,000	$13,173,000	$13,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,173,000)		13,173,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	2,083	$2,083
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	46	46
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	5,590	5,590
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,719)		7,719

TOTAL INVESTMENT SECURITIES (Cost $21,237,633) - 98.5%		41,561,736
Net other assets (liabilities) - 1.5%		613,605

NET ASSETS - 100.0%		$42,175,341

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $7,362.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $811,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	53	6/22/20	$6,817,125	$307,179

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/20	1.05%	$5,325,407	$89,592
S&P 500	UBS AG	4/27/20	1.00%	1,647,520	23,181
				$6,972,927	$112,773

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$571,631	1.3%
Air Freight & Logistics	152,183	0.4%
Airlines	64,089	0.2%
Auto Components	23,247	0.1%
Automobiles	63,355	0.2%
Banks	1,170,929	2.8%
Beverages	531,159	1.3%
Biotechnology	685,569	1.6%
Building Products	92,869	0.2%
Capital Markets	744,760	1.8%
Chemicals	481,517	1.1%
Commercial Services & Supplies	113,481	0.3%
Communications Equipment	282,959	0.7%
Construction & Engineering	20,281	NM
Construction Materials	34,726	0.1%
Consumer Finance	134,089	0.3%
Containers & Packaging	98,287	0.2%
Distributors	21,301	0.1%
Diversified Consumer Services	3,604	NM
Diversified Financial Services	473,713	1.1%
Diversified Telecommunication Services	588,750	1.4%
Electric Utilities	632,181	1.6%
Electrical Equipment	125,945	0.3%
Electronic Equipment, Instruments & Components	140,015	0.3%
Energy Equipment & Services	52,672	0.1%
Entertainment	574,153	1.4%
Equity Real Estate Investment Trusts	834,745	2.0%
Food & Staples Retailing	488,548	1.2%
Food Products	349,597	0.8%
Gas Utilities	15,778	NM
Health Care Equipment & Supplies	1,055,097	2.5%
Health Care Providers & Services	836,968	2.0%
Health Care Technology	26,204	0.1%
Hotels, Restaurants & Leisure	431,076	1.0%
Household Durables	88,456	0.2%
Household Products	546,907	1.2%
Independent Power and Renewable Electricity Producers	20,991	NM
Industrial Conglomerates	365,025	0.9%
Insurance	579,906	1.4%
Interactive Media & Services	1,478,749	3.4%
Internet & Direct Marketing Retail	1,192,441	2.8%
IT Services	1,573,779	3.7%
Leisure Products	12,092	NM
Life Sciences Tools & Services	307,861	0.7%
Machinery	399,792	0.9%
Media	372,078	0.9%
Metals & Mining	76,585	0.2%
Multiline Retail	143,515	0.3%
Multi-Utilities	314,745	0.7%
Oil, Gas & Consumable Fuels	698,281	1.7%
Personal Products	49,018	0.1%
Pharmaceuticals	1,454,736	3.5%
Professional Services	92,963	0.2%
Real Estate Management & Development	16,706	NM
Road & Rail	283,202	0.7%
Semiconductors & Semiconductor Equipment	1,281,882	3.0%
Software	2,447,231	5.9%
Specialty Retail	621,074	1.5%
Technology Hardware, Storage & Peripherals	1,506,408	3.6%
Textiles, Apparel & Luxury Goods	183,174	0.4%
Tobacco	246,040	0.6%
Trading Companies & Distributors	48,173	0.1%
Water Utilities	28,575	0.1%
Wireless Telecommunication Services	35,154	0.1%
Other**	13,794,324	32.7%
Total	$42,175,341	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.4%)
Activision Blizzard, Inc. (Entertainment)	3,521	$209,430
Adient PLC* (Auto Components)	400	3,628
Altria Group, Inc. (Tobacco)	8,562	331,093
Aptiv PLC (Auto Components)	1,173	57,758
Archer-Daniels-Midland Co. (Food Products)	2,552	89,779
Autoliv, Inc. (Auto Components)	364	16,748
Beyond Meat, Inc.* (Food Products)	52	3,463
BorgWarner, Inc. (Auto Components)	949	23,127
Brown-Forman Corp. - Class B (Beverages)	834	46,295
Brunswick Corp. (Leisure Products)	374	13,228
Bunge, Ltd. (Food Products)	652	26,752
Campbell Soup Co. (Food Products)	776	35,820
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	698	7,531
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	201	13,212
Church & Dwight Co., Inc. (Household Products)	1,125	72,203
Colgate-Palmolive Co. (Household Products)	3,928	260,662
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	136	9,489
Conagra Brands, Inc. (Food Products)	2,232	65,487
Constellation Brands, Inc. - Class A (Beverages)	769	110,244
Coty, Inc. - Class A (Personal Products)	1,356	6,997
D.R. Horton, Inc. (Household Durables)	1,536	52,225
Dana, Inc. (Auto Components)	665	5,194
Darling Ingredients, Inc.* (Food Products)	754	14,454
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	129	17,286
Electronic Arts, Inc.* (Entertainment)	1,337	133,927
Energizer Holdings, Inc. (Household Products)	296	8,954
Flowers Foods, Inc. (Food Products)	887	18,201
Ford Motor Co. (Automobiles)	17,854	86,235
General Mills, Inc. (Food Products)	2,772	146,278
General Motors Co. (Automobiles)	5,763	119,755
Gentex Corp. (Auto Components)	1,165	25,816
Genuine Parts Co. (Distributors)	665	44,774
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,661	13,072
Harley-Davidson, Inc. (Automobiles)	711	13,459
Hasbro, Inc. (Leisure Products)	582	41,642
Helen of Troy, Ltd.* (Household Durables)	113	16,275
Herbalife Nutrition, Ltd.* (Personal Products)	428	12,480
Herman Miller, Inc. (Commercial Services & Supplies)	273	6,061
Hormel Foods Corp. (Food Products)	1,277	59,559
Ingredion, Inc. (Food Products)	306	23,103
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,157	15,816
Kellogg Co. (Food Products)	1,139	68,329
Keurig Dr Pepper, Inc. (Beverages)	1,228	29,804
Kimberly-Clark Corp. (Household Products)	1,569	200,628
Lamb Weston Holding, Inc. (Food Products)	672	38,371
Lancaster Colony Corp. (Food Products)	90	13,018
Lear Corp. (Auto Components)	256	20,800
Leggett & Platt, Inc. (Household Durables)	607	16,195
Lennar Corp. - Class A (Household Durables)	1,284	49,049
Lennar Corp. - Class B (Household Durables)	73	2,111
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	197	2,449
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	549	104,063
Mattel, Inc.* (Leisure Products)	1,590	14,008
McCormick & Co., Inc. (Food Products)	566	79,925
Mohawk Industries, Inc.* (Household Durables)	271	20,661
Molson Coors Beverage Co. - Class B (Beverages)	862	33,627
Mondelez International, Inc. - Class A (Food Products)	6,599	330,478
Monster Beverage Corp.* (Beverages)	1,749	98,399
National Beverage Corp.* (Beverages)	52	2,218
Newell Brands, Inc. (Household Durables)	1,748	23,213
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,711	472,527
Nu Skin Enterprises, Inc. - Class A (Personal Products)	258	5,637
NVR, Inc.* (Household Durables)	15	38,537
PepsiCo, Inc. (Beverages)	6,391	767,558
Performance Food Group Co.* (Food & Staples Retailing)	484	11,964
Philip Morris International, Inc. (Tobacco)	7,127	519,985
Pilgrim’s Pride Corp.* (Food Products)	244	4,421
Polaris, Inc. (Leisure Products)	264	12,712
Pool Corp. (Distributors)	184	36,206
Post Holdings, Inc.* (Food Products)	305	25,306
PulteGroup, Inc. (Household Durables)	1,170	26,114
PVH Corp. (Textiles, Apparel & Luxury Goods)	341	12,835
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	231	15,438
Seaboard Corp. (Food Products)	1	2,813
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	615	14,600
Spectrum Brands Holdings, Inc. (Household Products)	214	7,783
Stanley Black & Decker, Inc. (Machinery)	697	69,699
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	357	8,293
Take-Two Interactive Software, Inc.* (Entertainment)	518	61,440
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,268	16,421
Tempur Sealy International, Inc.* (Household Durables)	208	9,092
Tesla, Inc.* (Automobiles)	650	340,600
The Boston Beer Co., Inc.* - Class A (Beverages)	42	15,438
The Clorox Co. (Household Products)	573	99,272

	Shares	Value
Common Stocks, continued
The Coca-Cola Co. (Beverages)	17,670	$781,897
The Estee Lauder Co., Inc. (Personal Products)	1,021	162,687
The Goodyear Tire & Rubber Co. (Auto Components)	1,068	6,216
The Hain Celestial Group, Inc.* (Food Products)	372	9,661
The Hershey Co. (Food Products)	682	90,365
The JM Smucker Co. - Class A (Food Products)	523	58,053
The Kraft Heinz Co. (Food Products)	2,856	70,657
The Procter & Gamble Co. (Household Products)	11,428	1,257,081
Thor Industries, Inc. (Automobiles)	250	10,545
Toll Brothers, Inc. (Household Durables)	593	11,415
TreeHouse Foods, Inc.* (Food Products)	257	11,347
Tyson Foods, Inc. - Class A (Food Products)	1,353	78,298
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	867	7,985
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	893	7,198
US Foods Holding Corp.* (Food & Staples Retailing)	1,006	17,817
Veoneer, Inc.* (Auto Components)	463	3,389
VF Corp. (Textiles, Apparel & Luxury Goods)	1,500	81,120
WABCO Holdings, Inc.* (Machinery)	234	31,602
Whirlpool Corp. (Household Durables)	290	24,882
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	374	5,685
Zynga, Inc.* (Entertainment)	4,338	29,715
TOTAL COMMON STOCKS (Cost $3,728,237)		8,777,164

	Principal Amount	Value
Repurchase Agreements(a) (5.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $480,000	$480,000	$480,000
TOTAL REPURCHASE AGREEMENTS (Cost $480,000)		480,000
TOTAL INVESTMENT SECURITIES (Cost $4,208,237) - 100.6%		9,257,164
Net other assets (liabilities) - (0.6)%		(59,040)

NET ASSETS - 100.0%		$9,198,124

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	4/23/20	1.00%	$369,171	$23,366

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Auto Components	$162,676	1.8%
Automobiles	570,594	6.2%
Beverages	1,885,480	20.5%
Commercial Services & Supplies	6,061	0.1%
Distributors	80,980	0.9%
Diversified Financial Services	15,816	0.2%
Entertainment	434,512	4.7%
Food & Staples Retailing	29,781	0.3%
Food Products	1,363,938	14.8%
Household Durables	289,769	3.2%
Household Products	1,906,583	20.7%
Leisure Products	81,590	0.9%
Machinery	101,301	1.1%
Personal Products	187,801	2.0%
Textiles, Apparel & Luxury Goods	809,204	8.7%
Tobacco	851,078	9.3%
Other**	420,960	4.6%
Total	$9,198,124	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.1%)
Aaron’s, Inc. (Specialty Retail)	416	$9,476
Adtalem Global Education, Inc.* (Diversified Consumer Services)	333	8,921
Advance Auto Parts, Inc. (Specialty Retail)	429	40,034
Alaska Air Group, Inc. (Airlines)	767	21,836
Allegiant Travel Co. (Airlines)	82	6,708
Altice USA, Inc.* (Media)	1,910	42,574
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,041	3,979,379
AMC Networks, Inc.* - Class A (Media)	273	6,637
AMERCO (Road & Rail)	49	14,237
American Airlines Group, Inc.(a) (Airlines)	2,413	29,414
American Eagle Outfitters, Inc. (Specialty Retail)	986	7,839
AmerisourceBergen Corp. (Health Care Providers & Services)	931	82,394
Aramark (Hotels, Restaurants & Leisure)	1,546	30,874
AutoNation, Inc.* (Specialty Retail)	367	10,298
AutoZone, Inc.* (Specialty Retail)	148	125,208
Avis Budget Group, Inc.* (Road & Rail)	355	4,935
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	424	7,013
Best Buy Co., Inc. (Specialty Retail)	1,410	80,370
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	258	347,093
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	499	7,196
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	358	36,516
Burlington Stores, Inc.* (Specialty Retail)	410	64,969
Cable One, Inc. (Media)	34	55,896
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	3,461	23,396
Cardinal Health, Inc. (Health Care Providers & Services)	1,811	86,819
CarMax, Inc.* (Specialty Retail)	1,018	54,799
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	2,401	31,621
Carvana Co.*(a) (Specialty Retail)	309	17,023
Casey’s General Stores, Inc. (Food & Staples Retailing)	228	30,208
Charter Communications, Inc.* - Class A (Media)	970	423,221
Chegg, Inc.* (Diversified Consumer Services)	712	25,475
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	158	103,395
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	198	12,128
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	218	22,443
Cinemark Holdings, Inc. (Entertainment)	661	6,736
Comcast Corp. - Class A (Media)	22,888	786,888
Copart, Inc.* (Commercial Services & Supplies)	1,266	86,746
Costco Wholesale Corp. (Food & Staples Retailing)	2,517	717,672
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	149	12,400
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	759	41,335
Delta Air Lines, Inc. (Airlines)	3,561	101,595
Dick’s Sporting Goods, Inc. (Specialty Retail)	392	8,334
Discovery, Inc.* (Media)	976	18,973
Discovery, Inc.* - Class C (Media)	2,077	36,431
Dish Network Corp.* - Class A (Media)	1,576	31,504
Dollar General Corp. (Multiline Retail)	1,578	238,294
Dollar Tree, Inc.* (Multiline Retail)	1,463	107,487
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	253	81,990
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	515	27,347
Expedia Group, Inc. (Internet & Direct Marketing Retail)	863	48,561
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,134	8,290
Five Below, Inc.* (Specialty Retail)	346	24,351
Floor & Decor Holdings, Inc.* (Specialty Retail)	432	13,863
Foot Locker, Inc. (Specialty Retail)	663	14,619
Fox Corp. - Class A (Media)	2,194	51,844
Fox Corp. - Class B (Media)	1,004	22,972
frontdoor, Inc.* - Class A (Diversified Consumer Services)	526	18,294
Graham Holdings Co. - Class B (Diversified Consumer Services)	29	9,894
Grand Canyon Education, Inc.* (Diversified Consumer Services)	298	22,733
H&R Block, Inc. (Diversified Consumer Services)	1,208	17,009
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	533	8,405
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,749	119,352
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	224	10,730
IAA, Inc.* (Commercial Services & Supplies)	827	24,777
IHS Markit, Ltd. (Professional Services)	2,484	149,040
JetBlue Airways Corp.* (Airlines)	1,789	16,012
John Wiley & Sons, Inc. - Class A (Media)	270	10,122
KAR Auction Services, Inc. (Commercial Services & Supplies)	794	9,528
Kohl’s Corp. (Multiline Retail)	971	14,167
L Brands, Inc. (Specialty Retail)	1,439	16,635
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,091	88,805
Liberty Broadband Corp.* - Class A (Media)	151	16,157
Liberty Broadband Corp.* - Class C (Media)	944	104,520
Liberty Global PLC* - Class A (Media)	1,011	16,692
Liberty Global PLC* - Class C (Media)	2,552	40,092
Liberty Latin America, Ltd.* - Class A (Media)	281	2,956

	Shares	Value
Common Stocks, continued
Liberty Latin America, Ltd.* - Class C (Media)	707	$7,254
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	159	4,105
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,257	34,228
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	517	16,384
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	909	28,743
Lions Gate Entertainment Corp.* - Class A (Entertainment)	348	2,116
Lions Gate Entertainment Corp.* - Class B (Entertainment)	669	3,733
Lithia Motors, Inc. - Class A (Specialty Retail)	137	11,205
Live Nation Entertainment, Inc.* (Entertainment)	873	39,687
LiveRamp Holdings, Inc.* (IT Services)	419	13,793
LKQ Corp.* (Distributors)	1,894	38,846
Lowe’s Cos., Inc. (Specialty Retail)	4,743	408,134
Lyft, Inc.* (Road & Rail)	1,260	33,831
Macy’s, Inc.(a) (Multiline Retail)	1,917	9,412
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,682	125,820
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	230	12,783
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,660	770,530
Meredith Corp. (Media)	250	3,055
MGM Resorts International (Hotels, Restaurants & Leisure)	3,189	37,630
Murphy USA, Inc.* (Specialty Retail)	180	15,185
National Vision Holdings, Inc.* (Specialty Retail)	487	9,458
Netflix, Inc.* (Entertainment)	2,187	821,219
News Corp. - Class A (Media)	2,405	21,585
News Corp. - Class B (Media)	756	6,796
Nexstar Media Group, Inc. - Class A (Media)	286	16,511
Nordstrom, Inc. (Multiline Retail)	662	10,155
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,321	14,478
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	340	15,756
Omnicom Group, Inc. (Media)	1,346	73,895
O’Reilly Automotive, Inc.* (Specialty Retail)	467	140,590
Penske Automotive Group, Inc. (Specialty Retail)	209	5,852
Pinterest, Inc.* - Class A (Interactive Media & Services)	530	8,183
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	507	24,691
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	2,394	14,615
Roku, Inc.* (Household Durables)	566	49,514
Rollins, Inc. (Commercial Services & Supplies)	869	31,406
Ross Stores, Inc. (Specialty Retail)	2,240	194,813
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,063	34,197
Service Corp. International (Diversified Consumer Services)	1,130	44,195
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	839	22,653
Sinclair Broadcast Group, Inc.(a) - Class A (Media)	416	6,689
Sirius XM Holdings, Inc. (Media)	8,488	41,931
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	485	6,082
Southwest Airlines Co. (Airlines)	2,935	104,516
Spirit Airlines, Inc.* (Airlines)	425	5,478
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	728	13,534
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,311	480,625
Sysco Corp. (Food & Staples Retailing)	3,155	143,963
Target Corp. (Multiline Retail)	3,138	291,739
TEGNA, Inc. (Media)	1,342	14,574
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	402	16,603
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	253	4,321
The Gap, Inc. (Specialty Retail)	1,319	9,286
The Home Depot, Inc. (Specialty Retail)	4,605	859,799
The Interpublic Group of Cos., Inc. (Media)	2,400	38,856
The Kroger Co. (Food & Staples Retailing)	4,965	149,546
The Madison Square Garden Co.* - Class A (Entertainment)	107	22,621
The New York Times Co. - Class A (Media)	890	27,332
The TJX Cos., Inc. (Specialty Retail)	7,506	358,862
The Walt Disney Co. (Entertainment)	8,337	805,354
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,141	16,978
Tiffany & Co. (Specialty Retail)	669	86,636
Tractor Supply Co. (Specialty Retail)	732	61,891
TripAdvisor, Inc. (Interactive Media & Services)	653	11,356
Uber Technologies, Inc.* (Road & Rail)	1,266	35,346
Ulta Beauty, Inc.* (Specialty Retail)	353	62,022
United Airlines Holdings , Inc.* (Airlines)	1,348	42,529
Urban Outfitters, Inc.* (Specialty Retail)	438	6,237
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	251	37,075
ViacomCBS, Inc. - Class B (Media)	3,345	46,863
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,640	212,280
Walmart, Inc. (Food & Staples Retailing)	6,603	750,232
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	405	21,643
Williams-Sonoma, Inc. (Specialty Retail)	478	20,325
World Wrestling Entertainment, Inc.(a) - Class A (Entertainment)	293	9,941
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	561	12,174
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	587	18,496
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	597	35,933
Yelp, Inc.* (Interactive Media & Services)	392	7,068
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,873	128,357
TOTAL COMMON STOCKS (Cost $13,037,424)		17,256,626

	Principal Amount	Value
Repurchase Agreements(b) (2.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $474,000	$474,000	$474,000
TOTAL REPURCHASE AGREEMENTS (Cost $474,000)		474,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	17,651	$17,651
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	392	392
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	47,348	47,348
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,391)		65,391

TOTAL INVESTMENT SECURITIES (Cost $13,576,815) - 98.1%		17,796,017
Net other assets (liabilities) - 1.9%		341,585

NET ASSETS - 100.0%		$18,137,602

*                 Non-income producing security.

(a)         All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $63,530.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	4/23/20	1.00%	$787,950	$63,727

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$328,088	1.9%
Commercial Services & Supplies	152,457	0.8%
Distributors	38,846	0.2%
Diversified Consumer Services	205,690	1.1%
Entertainment	1,749,740	9.6%
Food & Staples Retailing	2,017,435	11.1%
Health Care Providers & Services	169,213	0.9%
Hotels, Restaurants & Leisure	2,406,480	13.3%
Household Durables	49,514	0.3%
Interactive Media & Services	26,607	0.1%
Internet & Direct Marketing Retail	4,411,291	24.3%
IT Services	13,793	0.1%
Media	2,017,947	11.2%
Multiline Retail	687,010	3.8%
Professional Services	149,040	0.8%
Road & Rail	88,349	0.5%
Specialty Retail	2,738,113	15.1%
Trading Companies & Distributors	7,013	NM
Other**	880,976	4.9%
Total	$18,137,602	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (88.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $276,000	$276,000	$276,000
TOTAL REPURCHASE AGREEMENTS (Cost $276,000)		276,000

TOTAL INVESTMENT SECURITIES (Cost $276,000) - 88.8%		276,000
Net other assets (liabilities) - 11.2%		34,711

NET ASSETS - 100.0%		$310,711

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $71,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/20	1.00%	$188,188	$2,384
Dow Jones Industrial Average	UBS AG	4/27/20	1.00%	120,953	672
				$309,141	$3,056

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (94.9%)
58.com, Inc.*ADR(a) (Interactive Media & Services)	1,263	$61,533
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	13,455	2,616,729
Ambev S.A.ADR (Beverages)	60,050	138,115
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	15,903	187,338
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,622	93,494
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	20,931	78,282
Baidu, Inc.*ADR (Interactive Media & Services)	3,742	377,157
Banco Bradesco S.A.ADR (Banks)	55,025	223,402
Bancolombia S.A.ADR (Banks)	1,540	38,438
Beigene, Ltd.*ADR (Biotechnology)	346	42,596
BRF S.A.*ADR (Food Products)	9,858	28,588
Cemex S.A.B. de C.V.ADR (Construction Materials)	20,633	43,742
China Life Insurance Co., Ltd.ADR (Insurance)	20,286	197,991
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	15,071	567,725
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,478	169,379
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,891	57,713
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,181	184,288
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,191	226,702
Enel Americas SAADR (Electric Utilities)	9,957	60,339
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,533	153,272
Grupo Televisa SABADR (Media)	6,898	40,008
HDFC Bank, Ltd.ADR (Banks)	18,180	699,203
ICICI Bank, Ltd.ADR (Banks)	21,422	182,087
Infosys Technologies, Ltd.ADR (IT Services)	50,934	418,168
iQIYI, Inc.*ADR (Entertainment)	3,663	65,201
Itau Unibanco Holding S.A.ADR (Banks)	66,196	297,219
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,900	481,951
KB Financial Group, Inc.ADR (Banks)	5,357	145,657
Korea Electric Power Corp.*ADR (Electric Utilities)	7,000	52,850
Momo, Inc.ADR (Interactive Media & Services)	2,142	46,460
NetEase, Inc.ADR (Entertainment)	942	302,345
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,619	175,241
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,876	103,536
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	18,261	100,436
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,914	177,051
POSCOADR (Metals & Mining)	3,850	125,703
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,481	124,759
Sasol, Ltd.*ADR(a) (Chemicals)	7,816	15,710
Shinhan Financial Group Co., Ltd.*ADR (Banks)	6,409	149,393
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,061	66,072
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	51,356	2,454,304
TAL Education Group*ADR (Diversified Consumer Services)	5,252	279,721
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,645	53,797
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	5,572	130,663
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	27,808	60,343
Vale S.A.ADR (Metals & Mining)	43,273	358,733
Wipro, Ltd.ADR (IT Services)	18,689	57,936
Woori Financial Group, Inc.*ADR (Banks)	2,265	42,537
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,889	155,941
TOTAL COMMON STOCKS (Cost $9,167,436)		12,909,848

Preferred Stock (1.2%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	30,544	164,632
TOTAL PREFERRED STOCK (Cost $23,256)		164,632

	Principal Amount	Value
Repurchase Agreements(b)(c) (3.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $532,000	$532,000	$532,000
TOTAL REPURCHASE AGREEMENTS (Cost $532,000)		532,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	16,573	$16,573
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	369	369
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	44,458	44,458
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $61,400)		61,400

TOTAL INVESTMENT SECURITIES (Cost $9,784,092) - 100.5%		$13,667,880
Net other assets (liabilities) - (0.5)%		(71,969)

NET ASSETS - 100.0%		$13,595,911

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $62,195.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $309,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/20	0.95%	$203,355	$3,487
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/27/20	1.00%	306,191	6,074
				$509,546	$9,561

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$155,941	1.1%
Banks	1,777,936	13.2%
Beverages	291,387	2.1%
Biotechnology	42,596	0.3%
Chemicals	15,710	0.1%
Construction Materials	43,742	0.3%
Diversified Consumer Services	454,962	3.3%
Diversified Telecommunication Services	420,557	3.1%
Electric Utilities	113,189	0.8%
Entertainment	367,546	2.7%
Food Products	28,588	0.2%
Insurance	197,991	1.5%
Interactive Media & Services	485,150	3.6%
Internet & Direct Marketing Retail	3,406,394	25.1%
IT Services	476,104	3.5%
Media	40,008	0.3%
Metals & Mining	577,930	4.2%
Oil, Gas & Consumable Fuels	764,685	5.6%
Semiconductors & Semiconductor Equipment	2,592,929	19.0%
Wireless Telecommunication Services	821,135	6.1%
Other**	521,431	3.9%
Total	$13,595,911	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2020:

	Value	% of Net Assets
Brazil	$1,364,922	10.0%
Chile	60,339	0.4%
China	5,667,910	41.7%
Colombia	38,438	0.3%
Hong Kong	567,725	4.2%
India	1,357,394	10.0%
Indonesia	124,759	0.9%
Mexico	424,360	3.1%
South Africa	109,204	0.8%
South Korea	582,212	4.3%
Taiwan	2,777,217	20.4%
Other**	521,431	3.9%
Total	$13,595,911	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Amarin Corp. PLC*ADR (Biotechnology)	14,982	$59,928
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	10,360	457,083
ArcelorMittalNYS - Class A (Metals & Mining)	19,607	182,934
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,038	533,222
AstraZeneca PLCADR (Pharmaceuticals)	12,023	536,948
Banco Santander S.A.ADR (Banks)	126,719	297,790
Barclays PLCADR (Banks)	45,505	206,138
BP PLCADR (Oil, Gas & Consumable Fuels)	19,238	469,215
British American Tobacco PLCADR (Tobacco)	14,614	499,653
Diageo PLCADR (Beverages)	3,699	470,217
Equinor ASAADR (Oil, Gas & Consumable Fuels)	26,452	322,185
Galapagos NV*ADR(a) (Biotechnology)	1,666	326,403
GlaxoSmithKline PLCADR (Pharmaceuticals)	13,862	525,231
Grifols SAADR (Biotechnology)	15,907	320,367
GW Pharmaceuticals PLC*ADR(a) (Pharmaceuticals)	2,777	243,182
HSBC Holdings PLCADR (Banks)	21,274	595,884
ING Groep N.V.ADR (Banks)	37,552	193,393
National Grid PLCADR (Multi-Utilities)	7,031	409,696
Nokia Corp.ADR (Communications Equipment)	101,370	314,247
NOVO Nordisk A/SADR (Pharmaceuticals)	10,543	634,689
Rio Tinto PLCADR (Metals & Mining)	10,729	488,813
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	18,315	639,010
Ryanair Holdings PLC*ADR (Airlines)	4,071	216,129
SanofiADR (Pharmaceuticals)	12,023	525,645
SAPADR (Software)	6,290	695,045
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	44,766	362,157
Tenaris S.A.ADR (Energy Equipment & Services)	15,167	182,762
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	14,061	523,632
Unilever N.V.NYS (Personal Products)	13,875	676,961
Vodafone Group PLCADR (Wireless Telecommunication Services)	24,048	331,141
TOTAL COMMON STOCKS (Cost $10,790,525)		12,239,700

Collateral for Securities Loaned (5.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(b)	196,741	196,741
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(b)	4,376	4,376
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(b)	527,761	527,761
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $728,878)		728,878

TOTAL INVESTMENT SECURITIES (Cost $11,519,403) - 105.9%		12,968,578
Net other assets (liabilities) - (5.9)%		(717,515)

NET ASSETS - 100.0%		$12,251,063

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $732,194.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ADR              American Depositary Receipt

NYS               New York Shares

ProFund VP Europe 30 invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$216,129	1.8%
Banks	1,293,205	10.5%
Beverages	927,300	7.5%
Biotechnology	706,698	5.8%
Communications Equipment	676,404	5.6%
Energy Equipment & Services	182,762	1.5%
Metals & Mining	671,747	5.5%
Multi-Utilities	409,696	3.3%
Oil, Gas & Consumable Fuels	1,954,042	15.8%
Personal Products	676,961	5.5%
Pharmaceuticals	2,465,695	20.3%
Semiconductors & Semiconductor Equipment	533,222	4.4%
Software	695,045	5.7%
Tobacco	499,653	4.1%
Wireless Telecommunication Services	331,141	2.7%
Other**	11,363	NM
Total	$12,251,063	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2020:

	Value	% of Net Assets
Belgium	$783,486	6.4%
Denmark	634,689	5.2%
Finland	314,247	2.6%
France	1,049,277	8.6%
Germany	695,045	5.7%
Ireland	276,057	2.3%
Luxembourg	365,696	3.0%
Netherlands	1,365,625	11.1%
Norway	322,185	2.6%
Spain	618,157	5.0%
Sweden	362,157	3.0%
United Kingdom	5,453,079	44.5%
Other**	11,363	NM
Total	$12,251,063	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

March 31, 2020 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $384,000	$384,000	$384,000
TOTAL REPURCHASE AGREEMENTS (Cost $384,000)		384,000

TOTAL INVESTMENT SECURITIES (Cost $384,000) - 105.9%		384,000
Net other assets (liabilities) - (5.9)%		(21,224)

NET ASSETS - 100.0%		$362,776

(a)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $61,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2020, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	9,037	U.S. dollar	$11,581	4/3/20	$11,223	$(358)
Canadian dollar	12,621	U.S. dollar	9,419	4/3/20	8,970	(449)
Euro	48,930	U.S. dollar	54,474	4/3/20	53,956	(518)
Japanese yen	1,176,420	U.S. dollar	10,969	4/3/20	10,944	(25)
Swedish krona	33,259	U.S. dollar	3,506	4/3/20	3,365	(141)
Swiss franc	1,232	U.S. dollar	1,291	4/3/20	1,281	(10)
Total Long Contracts			$91,240		$89,739	$(1,501)

As of March 31, 2020, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$39,108	British pound	32,426	4/3/20	$40,269	$(1,161)
U.S. dollar	31,858	Canadian dollar	45,110	4/3/20	32,060	(202)
U.S. dollar	214,622	Euro	196,715	4/3/20	216,922	(2,300)
U.S. dollar	51,767	Japanese yen	5,643,974	4/3/20	52,506	(739)
U.S. dollar	14,524	Swedish krona	146,746	4/3/20	14,848	(324)
U.S. dollar	13,508	Swiss franc	13,091	4/3/20	13,609	(101)
Total Short Contracts	$365,387				$370,214	$(4,827)

Long:
British pound	58,206	U.S. dollar	$74,524	4/3/20	$72,285	$(2,239)
Canadian dollar	79,179	U.S. dollar	58,538	4/3/20	56,274	(2,264)
Euro	336,976	U.S. dollar	376,619	4/3/20	371,591	(5,028)
Japanese yen	9,785,322	U.S. dollar	91,535	4/3/20	91,034	(501)
Swedish krona	265,951	U.S. dollar	27,878	4/3/20	26,910	(968)
Swiss franc	24,370	U.S. dollar	25,634	4/3/20	25,334	(300)
Total Long Contracts			$654,728		$643,428	$(11,300)

		Total unrealized (depreciation)				$(17,628)

March 31, 2020 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	441	$5,464
Affiliated Managers Group, Inc. (Capital Markets)	250	14,785
Aflac, Inc. (Insurance)	3,733	127,818
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,751	29,106
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	586	80,317
Alleghany Corp. (Insurance)	76	41,979
Ally Financial, Inc. (Consumer Finance)	1,932	27,879
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	700	19,425
American Express Co. (Consumer Finance)	3,412	292,100
American Financial Group, Inc. (Insurance)	382	26,771
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,296	30,067
American International Group, Inc. (Insurance)	4,425	107,306
American Tower Corp. (Equity Real Estate Investment Trusts)	2,252	490,374
Americold Realty Trust (Equity Real Estate Investment Trusts)	972	33,087
Ameriprise Financial, Inc. (Capital Markets)	644	65,997
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,274	36,880
Aon PLC (Insurance)	1,188	196,068
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	757	26,609
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,067	9,784
Arch Capital Group, Ltd.* (Insurance)	2,062	58,685
Arthur J. Gallagher & Co. (Insurance)	948	77,271
Associated Banc-Corp. (Banks)	810	10,360
Assurant, Inc. (Insurance)	309	32,164
Assured Guaranty, Ltd. (Insurance)	485	12,508
Athene Holding, Ltd.* (Insurance)	602	14,942
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	712	104,785
Axis Capital Holdings, Ltd. (Insurance)	426	16,465
BancorpSouth Bank (Banks)	487	9,214
Bank of America Corp. (Banks)	43,355	920,427
Bank of Hawaii Corp. (Banks)	204	11,269
Bank OZK (Banks)	614	10,254
BankUnited, Inc. (Banks)	483	9,032
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,949	1,818,976
BlackRock, Inc. - Class A (Capital Markets)	602	264,862
Blackstone Group, Inc. - Class A (Capital Markets)	3,353	152,796
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	683	12,717
BOK Financial Corp. (Banks)	162	6,895
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	734	67,697
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	894	9,405
Brighthouse Financial, Inc.* (Insurance)	556	13,439
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,512	14,364
Brown & Brown, Inc. (Insurance)	1,186	42,957
Camden Property Trust (Equity Real Estate Investment Trusts)	493	39,065
Capital One Financial Corp. (Consumer Finance)	2,369	119,445
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	718	8,336
Cathay General Bancorp (Banks)	387	8,882
Cboe Global Markets, Inc. (Capital Markets)	564	50,337
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,701	64,144
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	950	8,645
Chubb, Ltd. (Insurance)	2,301	256,998
Cincinnati Financial Corp. (Insurance)	772	58,247
CIT Group, Inc. (Banks)	481	8,302
Citigroup, Inc. (Banks)	11,102	467,616
Citizens Financial Group, Inc. (Banks)	2,208	41,532
CME Group, Inc. (Capital Markets)	1,822	315,043
CNA Financial Corp. (Insurance)	138	4,284
CNO Financial Group, Inc. (Insurance)	766	9,491
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,468	4,319
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	596	7,450
Comerica, Inc. (Banks)	736	21,594
Commerce Bancshares, Inc. (Banks)	528	26,585
Corecivic, Inc. (Equity Real Estate Investment Trusts)	607	6,780
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	189	21,905
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	570	12,614
CoStar Group, Inc.* (Professional Services)	186	109,221
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	747	21,865
Credit Acceptance Corp.* (Consumer Finance)	72	18,410
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,113	305,117
CubeSmart (Equity Real Estate Investment Trusts)	984	26,361
Cullen/Frost Bankers, Inc. (Banks)	290	16,179
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	576	35,568
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,017	5,166
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,348	187,251
Discover Financial Services (Consumer Finance)	1,594	56,858
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,211	4,396
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	839	25,598

	Shares	Value
Common Stocks, continued
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,867	$60,453
E*TRADE Financial Corp. (Capital Markets)	1,151	39,502
East West Bancorp, Inc. (Banks)	739	19,022
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	194	20,269
Eaton Vance Corp. (Capital Markets)	576	18,576
Enstar Group, Ltd.* (Insurance)	78	12,406
EPR Properties (Equity Real Estate Investment Trusts)	400	9,688
Equinix, Inc. (Equity Real Estate Investment Trusts)	433	270,439
Equitable Holdings, Inc. (Diversified Financial Services)	2,240	32,368
Equity Commonwealth (Equity Real Estate Investment Trusts)	617	19,565
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	926	53,226
Equity Residential (Equity Real Estate Investment Trusts)	1,771	109,288
Erie Indemnity Co. - Class A (Insurance)	95	14,083
Essent Group, Ltd. (Thrifts & Mortgage Finance)	503	13,248
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	336	74,001
Evercore Partners, Inc. - Class A (Capital Markets)	198	9,120
Everest Re Group, Ltd. (Insurance)	206	39,639
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	661	63,297
F.N.B. Corp. (Banks)	1,651	12,168
FactSet Research Systems, Inc. (Capital Markets)	191	49,790
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	359	26,785
Federated Hermes, Inc. - Class B (Capital Markets)	489	9,315
Fifth Third Bancorp (Banks)	3,604	53,519
First American Financial Corp. (Insurance)	571	24,216
First Citizens BancShares, Inc. - Class A (Banks)	41	13,648
First Financial Bankshares, Inc. (Banks)	688	18,466
First Hawaiian, Inc. (Banks)	664	10,976
First Horizon National Corp. (Banks)	1,579	12,730
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	646	21,467
First Republic Bank (Banks)	856	70,432
FirstCash, Inc. (Consumer Finance)	217	15,568
FNF Group (Insurance)	1,452	36,126
Franklin Resources, Inc. (Capital Markets)	1,418	23,666
Fulton Financial Corp. (Banks)	834	9,583
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,038	28,763
Genworth Financial, Inc.* - Class A (Insurance)	2,554	8,479
Glacier Bancorp, Inc. (Banks)	436	14,826
Globe Life, Inc. (Insurance)	509	36,633
Green Dot Corp.* - Class A (Consumer Finance)	239	6,068
Hancock Whitney Corp. (Banks)	444	8,667
Hartford Financial Services Group, Inc. (Insurance)	1,831	64,524
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	675	18,853
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,049	25,470
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,516	60,007
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	529	18,737
Home BancShares, Inc. (Banks)	788	9,448
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,647	40,263
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	787	19,958
Huntington Bancshares, Inc. (Banks)	5,249	43,094
IBERIABANK Corp. (Banks)	267	9,655
Interactive Brokers Group, Inc. - Class A (Capital Markets)	390	16,836
Intercontinental Exchange, Inc. (Capital Markets)	2,833	228,765
International Bancshares Corp. (Banks)	293	7,876
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	726	2,476
Invesco, Ltd. (Capital Markets)	1,889	17,152
Investors Bancorp, Inc. (Banks)	1,132	9,045
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,739	58,532
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,460	34,748
Janus Henderson Group PLC (Capital Markets)	792	12,133
JBG Smith Properties (Equity Real Estate Investment Trusts)	601	19,130
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	263	26,558
JPMorgan Chase & Co. (Banks)	15,954	1,436,338
Kemper Corp. (Insurance)	317	23,575
KeyCorp (Banks)	5,005	51,902
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	496	31,595
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,146	20,752
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	437	22,409
Lazard, Ltd. - Class A (Capital Markets)	572	13,476
Legg Mason, Inc. (Capital Markets)	415	20,273
LendingTree, Inc.* (Thrifts & Mortgage Finance)	38	6,969
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,263	12,542
Life Storage, Inc. (Equity Real Estate Investment Trusts)	237	22,408
Lincoln National Corp. (Insurance)	1,012	26,636
Loews Corp. (Insurance)	1,301	45,314
LPL Financial Holdings, Inc. (Capital Markets)	412	22,425
M&T Bank Corp. (Banks)	671	69,402
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	458	6,975
Markel Corp.* (Insurance)	72	66,808
MarketAxess Holdings, Inc. (Capital Markets)	191	63,521
Marsh & McLennan Cos., Inc. (Insurance)	2,562	221,510
MasterCard, Inc. - Class A (IT Services)	4,756	1,148,859

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,631	$45,490
Mercury General Corp. (Insurance)	138	5,619
MetLife, Inc. (Insurance)	3,977	121,577
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,293	3,554
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,770	11,240
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	580	59,757
Moody’s Corp. (Capital Markets)	830	175,545
Morgan Stanley (Capital Markets)	6,255	212,670
Morningstar, Inc. (Capital Markets)	106	12,323
MSCI, Inc. - Class A (Capital Markets)	431	124,542
Nasdaq, Inc. (Capital Markets)	582	55,261
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	223	11,043
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	873	28,102
Navient Corp. (Consumer Finance)	986	7,474
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,111	10,576
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,376	22,310
Northern Trust Corp. (Capital Markets)	1,080	81,497
Old Republic International Corp. (Insurance)	1,452	22,143
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,112	29,512
Onemain Holdings, Inc. (Consumer Finance)	390	7,457
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	729	9,827
PacWest Bancorp (Banks)	610	10,931
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,021	8,985
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,215	9,611
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	663	7,220
People’s United Financial, Inc. (Banks)	2,256	24,929
Physicians Realty Trust (Equity Real Estate Investment Trusts)	944	13,159
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	641	11,320
Pinnacle Financial Partners, Inc. (Banks)	365	13,702
Popular, Inc. (Banks)	491	17,185
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	341	10,704
Primerica, Inc. (Insurance)	212	18,758
Principal Financial Group, Inc. (Insurance)	1,317	41,275
ProAssurance Corp. (Insurance)	274	6,850
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,775	303,397
Prosperity Bancshares, Inc. (Banks)	477	23,015
Prudential Financial, Inc. (Insurance)	2,043	106,522
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	102	13,823
Public Storage (Equity Real Estate Investment Trusts)	762	151,341
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,023	13,248
Raymond James Financial, Inc. (Capital Markets)	627	39,626
Rayonier, Inc. (Equity Real Estate Investment Trusts)	658	15,496
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,659	82,718
Regency Centers Corp. (Equity Real Estate Investment Trusts)	852	32,742
Regions Financial Corp. (Banks)	4,903	43,980
Reinsurance Group of America, Inc. (Insurance)	317	26,672
RenaissanceRe Holdings, Ltd. (Insurance)	223	33,298
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,085	5,609
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	564	23,130
RLI Corp. (Insurance)	203	17,850
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	866	6,686
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	278	9,966
S&P Global, Inc. (Capital Markets)	1,245	305,087
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	983	10,734
Santander Consumer USA Holdings, Inc. (Consumer Finance)	516	7,178
SBA Communications Corp. (Equity Real Estate Investment Trusts)	572	154,423
SEI Investments Co. (Capital Markets)	643	29,797
Selective Insurance Group, Inc. (Insurance)	302	15,009
Service Properties Trust (Equity Real Estate Investment Trusts)	836	4,514
Signature Bank (Banks)	274	22,027
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,560	85,582
SITE Centers Corp. (Equity Real Estate Investment Trusts)	759	3,954
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	414	17,843
SLM Corp. (Consumer Finance)	2,144	15,415
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	510	13,337
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,433	14,688
State Street Corp. (Capital Markets)	1,851	98,603
Sterling Bancorp (Banks)	1,027	10,732
Stifel Financial Corp. (Capital Markets)	347	14,324
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,081	19,588
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	470	58,680
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,144	9,964
SVB Financial Group* (Banks)	263	39,734
Synchrony Financial (Consumer Finance)	3,023	48,640
Synovus Financial Corp. (Banks)	745	13,082
T. Rowe Price Group, Inc. (Capital Markets)	1,186	115,813
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	313	13,108
TCF Financial Corp. (Banks)	782	17,720
TD Ameritrade Holding Corp. (Capital Markets)	1,343	46,548
Texas Capital Bancshares, Inc.* (Banks)	255	5,653

	Shares	Value
Common Stocks, continued
TFS Financial Corp. (Thrifts & Mortgage Finance)	254	$3,879
The Allstate Corp. (Insurance)	1,646	150,988
The Bank of New York Mellon Corp. (Capital Markets)	4,266	143,679
The Charles Schwab Corp. (Capital Markets)	5,816	195,534
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	616	7,491
The Goldman Sachs Group, Inc. (Capital Markets)	1,620	250,436
The Hanover Insurance Group, Inc. (Insurance)	199	18,025
The Howard Hughes Corp.* (Real Estate Management & Development)	221	11,165
The Macerich Co. (Equity Real Estate Investment Trusts)	557	3,136
The PNC Financial Services Group, Inc (Banks)	2,229	213,360
The Progressive Corp. (Insurance)	2,977	219,822
The Travelers Cos., Inc. (Insurance)	1,317	130,844
Tradeweb Markets, Inc. - Class A (Capital Markets)	323	13,579
Truist Financial Corp. (Banks)	6,819	210,298
Trustmark Corp. (Banks)	328	7,642
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,387	5,284
U.S. Bancorp (Banks)	7,228	249,005
UDR, Inc. (Equity Real Estate Investment Trusts)	1,488	54,372
UMB Financial Corp. (Banks)	221	10,250
Umpqua Holdings Corp. (Banks)	1,122	12,230
United Bankshares, Inc. (Banks)	516	11,909
Unum Group (Insurance)	1,047	15,715
Urban Edge Properties (Equity Real Estate Investment Trusts)	586	5,163
Valley National Bancorp (Banks)	1,990	14,547
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,895	50,786
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,428	26,543
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,345	39,021
Virtu Financial, Inc. - Class A (Capital Markets)	377	7,849
Visa, Inc. - Class A (IT Services)	9,167	1,476,987
Vornado Realty Trust (Equity Real Estate Investment Trusts)	806	29,185
Voya Financial, Inc. (Diversified Financial Services)	687	27,858
W.R. Berkley Corp. (Insurance)	738	38,501
Washington Federal, Inc. (Thrifts & Mortgage Finance)	399	10,358
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	410	9,787
Webster Financial Corp. (Banks)	467	10,694
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	614	8,860
Wells Fargo & Co. (Banks)	19,572	561,716
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,063	94,444
Western Alliance Bancorp (Banks)	477	14,601
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,789	64,224
White Mountains Insurance Group, Ltd. (Insurance)	16	14,560
Willis Towers Watson PLC (Insurance)	653	110,912
Wintrust Financial Corp. (Banks)	291	9,562
WP Carey, Inc. (Equity Real Estate Investment Trusts)	876	50,878
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	571	5,881
Zions Bancorp NA (Banks)	867	23,201

TOTAL COMMON STOCKS (Cost $9,428,456)		21,251,739

	Principal Amount	Value
Repurchase Agreements(a) (1.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $338,000	$338,000	$338,000

TOTAL REPURCHASE AGREEMENTS (Cost $338,000)		338,000

TOTAL INVESTMENT SECURITIES (Cost $9,766,456) - 99.4%		21,589,739
Net other assets (liabilities) - 0.6%		135,473

NET ASSETS - 100.0%		$21,725,212

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	4/23/20	1.00%	$295,147	$47,482

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Banks	$5,040,643	23.2%
Capital Markets	3,331,083	15.3%
Consumer Finance	622,492	2.9%
Diversified Financial Services	1,879,202	8.6%
Equity Real Estate Investment Trusts	4,495,589	20.7%
Insurance	2,832,282	13.0%
IT Services	2,625,846	12.1%
Mortgage Real Estate Investment Trusts	123,926	0.6%
Professional Services	109,221	0.5%
Real Estate Management & Development	101,867	0.5%
Thrifts & Mortgage Finance	89,588	0.4%
Other**	473,473	2.2%
Total	$21,725,212	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.4%)
Abbott Laboratories (Health Care Equipment & Supplies)	17,193	$1,356,701
AbbVie, Inc. (Biotechnology)	14,388	1,096,221
ABIOMED, Inc.* (Health Care Equipment & Supplies)	439	63,725
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	859	15,763
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,091	46,095
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,010	215,576
Agios Pharmaceuticals, Inc.* (Biotechnology)	574	20,366
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,153	193,318
Align Technology, Inc.* (Health Care Equipment & Supplies)	698	121,417
Alkermes PLC* (Biotechnology)	1,528	22,034
Allergan PLC (Pharmaceuticals)	3,152	558,219
Allogene Therapeutics, Inc.*(a) (Biotechnology)	495	9,623
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,086	118,211
Amedisys, Inc.* (Health Care Providers & Services)	314	57,632
Amgen, Inc. (Biotechnology)	5,781	1,171,981
Anthem, Inc. (Health Care Providers & Services)	2,465	559,654
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	463	12,469
Avantor, Inc.* (Life Sciences Tools & Services)	2,164	27,028
Baxter International, Inc. (Health Care Equipment & Supplies)	4,968	403,352
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,632	604,755
Biogen, Inc.* (Biotechnology)	1,755	555,247
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,747	147,622
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	211	73,968
Bio-Techne Corp. (Life Sciences Tools & Services)	370	70,159
Bluebird Bio, Inc.* (Biotechnology)	538	24,726
Blueprint Medicines Corp.* (Biotechnology)	477	27,895
Boston Scientific Corp.* (Health Care Equipment & Supplies)	13,559	442,430
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,807	1,271,262
Bruker Corp. (Life Sciences Tools & Services)	988	35,430
Cantel Medical Corp. (Health Care Equipment & Supplies)	367	13,175
Catalent, Inc.* (Pharmaceuticals)	1,422	73,873
Centene Corp.* (Health Care Providers & Services)	5,676	337,211
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	472	59,571
Chemed Corp. (Health Care Providers & Services)	156	67,579
Cigna Corp. (Health Care Providers & Services)	3,633	643,695
Covetrus, Inc.* (Health Care Providers & Services)	941	7,660
CVS Health Corp. (Health Care Providers & Services)	12,482	740,556
Danaher Corp. (Health Care Equipment & Supplies)	6,220	860,910
DaVita, Inc.* (Health Care Providers & Services)	872	66,324
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,161	83,912
DexCom, Inc.* (Health Care Equipment & Supplies)	887	238,842
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,030	382,899
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,841	86,000
Eli Lilly & Co. (Pharmaceuticals)	8,219	1,140,140
Encompass Health Corp. (Health Care Providers & Services)	959	61,405
Exact Sciences Corp.* (Biotechnology)	1,362	78,996
Exelixis, Inc.* (Biotechnology)	2,953	50,851
FibroGen, Inc.* (Biotechnology)	763	26,514
Gilead Sciences, Inc. (Biotechnology)	12,308	920,146
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	746	31,727
Guardant Health, Inc.* (Health Care Providers & Services)	389	27,074
Haemonetics Corp.* (Health Care Equipment & Supplies)	493	49,132
HCA Healthcare, Inc. (Health Care Providers & Services)	2,538	228,039
HealthEquity, Inc.* (Health Care Providers & Services)	691	34,958
Henry Schein, Inc.* (Health Care Providers & Services)	1,426	72,042
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	649	65,289
Hologic, Inc.* (Health Care Equipment & Supplies)	2,608	91,541
Horizon Therapeutics PLC* (Pharmaceuticals)	1,821	53,938
Humana, Inc. (Health Care Providers & Services)	1,289	404,772
ICU Medical, Inc.* (Health Care Equipment & Supplies)	189	38,135
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	835	202,270
Illumina, Inc.* (Life Sciences Tools & Services)	1,431	390,835
Immunomedics, Inc.* (Biotechnology)	1,782	24,021
Incyte Corp.* (Biotechnology)	1,738	127,274
Insulet Corp.* (Health Care Equipment & Supplies)	600	99,408
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	694	31,001

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	244	$15,362
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,122	555,626
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,244	58,816
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,755	189,294
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	549	54,757
Johnson & Johnson (Pharmaceuticals)	25,602	3,357,191
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	945	119,439
LivaNova PLC* (Health Care Equipment & Supplies)	469	21,222
Masimo Corp.* (Health Care Equipment & Supplies)	476	84,309
McKesson Corp. (Health Care Providers & Services)	1,752	236,976
MEDNAX, Inc.* (Health Care Providers & Services)	816	9,498
Medtronic PLC (Health Care Equipment & Supplies)	13,038	1,175,767
Merck & Co., Inc. (Pharmaceuticals)	24,771	1,905,881
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	240	165,722
Moderna, Inc.* (Biotechnology)	2,005	60,050
Molina Healthcare, Inc.* (Health Care Providers & Services)	609	85,083
Mylan N.V.* (Pharmaceuticals)	5,016	74,789
Myriad Genetics, Inc.* (Biotechnology)	718	10,275
Nektar Therapeutics* (Pharmaceuticals)	1,711	30,541
Neogen Corp.* (Health Care Equipment & Supplies)	511	34,232
Neurocrine Biosciences, Inc.* (Biotechnology)	897	77,635
NuVasive, Inc.* (Health Care Equipment & Supplies)	508	25,735
Penumbra, Inc.* (Health Care Equipment & Supplies)	311	50,174
Perrigo Co. PLC (Pharmaceuticals)	1,321	63,527
Pfizer, Inc. (Pharmaceuticals)	53,838	1,757,272
Portola Pharmaceuticals, Inc.* (Biotechnology)	675	4,813
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	614	50,987
Premier, Inc.* (Health Care Providers & Services)	644	21,072
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,310	105,193
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	779	380,378
Repligen Corp.* (Biotechnology)	456	44,022
ResMed, Inc. (Health Care Equipment & Supplies)	1,396	205,617
Sage Therapeutics, Inc.* (Biotechnology)	505	14,504
Sarepta Therapeutics, Inc.* (Biotechnology)	690	67,496
Seattle Genetics, Inc.* (Biotechnology)	1,119	129,110
STERIS PLC (Health Care Equipment & Supplies)	826	115,615
Stryker Corp. (Health Care Equipment & Supplies)	3,132	521,447
Syneos Health, Inc.* (Life Sciences Tools & Services)	604	23,810
Teladoc Health, Inc.* (Health Care Technology)	703	108,972
Teleflex, Inc. (Health Care Equipment & Supplies)	450	131,787
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,008	14,515
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	481	132,597
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,901	1,106,324
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	525	23,326
United Therapeutics Corp.* (Biotechnology)	428	40,585
UnitedHealth Group, Inc. (Health Care Providers & Services)	9,217	2,298,534
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	782	77,481
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	884	90,751
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,502	595,351
Waters Corp.* (Life Sciences Tools & Services)	630	114,692
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	720	109,620
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,002	202,362
Zoetis, Inc. (Pharmaceuticals)	4,634	545,375
TOTAL COMMON STOCKS (Cost $12,263,147)		34,730,103

	Principal Amount	Value
Repurchase Agreements(b) (1.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $396,000	$396,000	$396,000
TOTAL REPURCHASE AGREEMENTS (Cost $396,000)		396,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	2,494	$2,494
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	55	55
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	6,691	6,691
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $9,240)		9,240

TOTAL INVESTMENT SECURITIES (Cost $12,668,387) - 97.5%		35,135,343
Net other assets (liabilities) - 2.5%		900,971

NET ASSETS - 100.0%		$36,036,314

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $8,554.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	4/23/20	1.00%	$1,073,397	$167,894

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Biotechnology	$6,182,864	17.2%
Health Care Equipment & Supplies	8,649,951	24.0%
Health Care Providers & Services	6,292,155	17.5%
Health Care Technology	108,972	0.3%
Life Sciences Tools & Services	2,523,396	7.0%
Pharmaceuticals	10,972,765	30.4%
Other**	1,306,211	3.6%
Total	$36,036,314	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (94.1%)
3M Co. (Industrial Conglomerates)	1,671	$228,108
A.O. Smith Corp. (Building Products)	399	15,086
Accenture PLC - Class A (IT Services)	1,847	301,542
Acuity Brands, Inc. (Electrical Equipment)	115	9,851
ADT, Inc.(a) (Commercial Services & Supplies)	300	1,296
AECOM* (Construction & Engineering)	457	13,641
AGCO Corp. (Machinery)	181	8,552
Air Lease Corp. (Trading Companies & Distributors)	304	6,731
Allegion PLC (Building Products)	272	25,029
Alliance Data Systems Corp. (IT Services)	118	3,971
Allison Transmission Holdings, Inc. (Machinery)	346	11,283
Amcor PLC (Containers & Packaging)	4,711	38,253
AMETEK, Inc. (Electrical Equipment)	664	47,821
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	876	63,842
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	87	7,645
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	112	5,121
AptarGroup, Inc. (Containers & Packaging)	186	18,514
Arconic, Inc. (Aerospace & Defense)	1,129	18,132
Armstrong World Industries, Inc. (Building Products)	141	11,198
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	236	12,241
ASGN, Inc.* (Professional Services)	152	5,369
Automatic Data Processing, Inc. (IT Services)	1,258	171,943
Avery Dennison Corp. (Containers & Packaging)	244	24,856
Avnet, Inc. (Electronic Equipment, Instruments & Components)	295	7,405
Axon Enterprise, Inc.* (Aerospace & Defense)	173	12,243
Ball Corp. (Containers & Packaging)	949	61,362
Barnes Group, Inc. (Machinery)	137	5,731
Belden, Inc. (Electronic Equipment, Instruments & Components)	113	4,077
Berry Global Group, Inc.* (Containers & Packaging)	386	13,012
Black Knight, Inc.* (IT Services)	434	25,198
Broadridge Financial Solutions, Inc. (IT Services)	331	31,389
BWX Technologies, Inc. (Aerospace & Defense)	277	13,493
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	394	26,083
Carlisle Cos., Inc. (Industrial Conglomerates)	168	21,047
Caterpillar, Inc. (Machinery)	1,605	186,244
Cimpress PLC* (Commercial Services & Supplies)	77	4,096
Cintas Corp. (Commercial Services & Supplies)	244	42,266
Clean Harbors, Inc.* (Commercial Services & Supplies)	148	7,598
Cognex Corp. (Electronic Equipment, Instruments & Components)	498	21,026
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	73	7,768
Colfax Corp.* (Machinery)	245	4,851
CoreLogic, Inc. (IT Services)	230	7,024
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,236	45,927
Covanta Holding Corp. (Commercial Services & Supplies)	341	2,916
Crane Co. (Machinery)	147	7,229
Crown Holdings, Inc.* (Containers & Packaging)	394	22,868
CSX Corp. (Road & Rail)	2,262	129,612
Cummins, Inc. (Machinery)	445	60,217
Curtiss-Wright Corp. (Aerospace & Defense)	124	11,459
Deere & Co. (Machinery)	915	126,416
Deluxe Corp. (Commercial Services & Supplies)	122	3,163
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	186	10,083
Donaldson Co., Inc. (Machinery)	368	14,216
Dover Corp. (Machinery)	424	35,591
Eagle Materials, Inc. (Construction Materials)	120	7,010
Eaton Corp. PLC (Electrical Equipment)	1,202	93,383
EMCOR Group, Inc. (Construction & Engineering)	165	10,118
Emerson Electric Co. (Electrical Equipment)	1,772	84,436
EnerSys (Electrical Equipment)	122	6,041
Equifax, Inc. (Professional Services)	353	42,166
Euronet Worldwide, Inc.* (IT Services)	157	13,458
Expeditors International of Washington, Inc. (Air Freight & Logistics)	495	33,026
Fastenal Co. (Trading Companies & Distributors)	1,666	52,062
FedEx Corp. (Air Freight & Logistics)	697	84,518
Fidelity National Information Services, Inc. (IT Services)	1,786	217,249
Fiserv, Inc.* (IT Services)	1,661	157,778
FleetCor Technologies, Inc.* (IT Services)	250	46,635
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	389	12,405
Flowserve Corp. (Machinery)	382	9,126
Fluor Corp. (Construction & Engineering)	406	2,805
Fortive Corp. (Machinery)	858	47,353
Fortune Brands Home & Security, Inc. (Building Products)	403	17,430
FTI Consulting, Inc.* (Professional Services)	109	13,055
Gates Industrial Corp. PLC* (Machinery)	132	974
GATX Corp. (Trading Companies & Distributors)	104	6,506

	Shares	Value
Common Stocks, continued
Generac Holdings, Inc.* (Electrical Equipment)	181	$16,864
General Dynamics Corp. (Aerospace & Defense)	683	90,368
General Electric Co. (Industrial Conglomerates)	25,393	201,620
Genpact, Ltd. (IT Services)	449	13,111
Global Payments, Inc. (IT Services)	875	126,201
Graco, Inc. (Machinery)	483	23,537
GrafTech International, Ltd. (Electrical Equipment)	178	1,445
Graphic Packaging Holding Co. (Containers & Packaging)	842	10,272
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	482	13,703
HEICO Corp. (Aerospace & Defense)	118	8,804
HEICO Corp. - Class A (Aerospace & Defense)	209	13,355
Hexcel Corp. (Aerospace & Defense)	246	9,149
Hillenbrand, Inc. (Machinery)	215	4,109
Honeywell International, Inc. (Industrial Conglomerates)	2,075	277,615
Hubbell, Inc. (Electrical Equipment)	158	18,129
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	118	21,501
IDEX Corp. (Machinery)	221	30,522
Illinois Tool Works, Inc. (Machinery)	851	120,944
Ingersoll-Rand, Inc.* - Class I (Machinery)	1,003	24,874
Insperity, Inc. (Professional Services)	109	4,066
International Paper Co. (Containers & Packaging)	1,140	35,488
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	105	11,579
Itron, Inc.* (Electronic Equipment, Instruments & Components)	104	5,806
ITT, Inc. (Machinery)	252	11,431
J.B. Hunt Transport Services, Inc. (Road & Rail)	246	22,689
Jabil, Inc. (Electronic Equipment, Instruments & Components)	404	9,930
Jack Henry & Associates, Inc. (IT Services)	224	34,774
Jacobs Engineering Group, Inc. (Construction & Engineering)	394	31,233
Johnson Controls International PLC (Building Products)	2,244	60,498
Kansas City Southern Industries, Inc. (Road & Rail)	288	36,628
Kennametal, Inc. (Machinery)	243	4,525
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	544	45,522
Kirby Corp.* (Marine)	176	7,651
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	356	11,677
Korn Ferry (Professional Services)	162	3,940
L3Harris Technologies, Inc. (Aerospace & Defense)	642	115,637
Landstar System, Inc. (Road & Rail)	115	11,024
Lennox International, Inc. (Building Products)	104	18,906
Lincoln Electric Holdings, Inc. (Machinery)	179	12,351
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	73	9,740
Lockheed Martin Corp. (Aerospace & Defense)	722	244,721
Louisiana-Pacific Corp. (Paper & Forest Products)	343	5,893
Macquarie Infrastructure Corp. (Transportation Infrastructure)	226	5,707
ManpowerGroup, Inc. (Professional Services)	172	9,114
Martin Marietta Materials, Inc. (Construction Materials)	181	34,251
Masco Corp. (Building Products)	826	28,555
MasTec, Inc.* (Construction & Engineering)	177	5,793
MAXIMUS, Inc. (IT Services)	186	10,825
Mercury Systems, Inc.* (Aerospace & Defense)	163	11,628
Moog, Inc. - Class A (Aerospace & Defense)	94	4,750
MSA Safety, Inc. (Commercial Services & Supplies)	105	10,626
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	130	7,146
National Instruments Corp. (Electronic Equipment, Instruments & Components)	342	11,313
Navistar International Corp.* (Machinery)	191	3,150
Nielsen Holdings PLC (Professional Services)	1,037	13,004
Nordson Corp. (Machinery)	147	19,855
Norfolk Southern Corp. (Road & Rail)	757	110,522
Northrop Grumman Corp. (Aerospace & Defense)	455	137,660
nVent Electric PLC (Electrical Equipment)	455	7,676
O-I Glass, Inc. (Containers & Packaging)	451	3,207
Old Dominion Freight Line, Inc. (Road & Rail)	280	36,753
Oshkosh Corp. (Machinery)	199	12,802
Owens Corning (Building Products)	316	12,264
PACCAR, Inc. (Machinery)	1,005	61,436
Packaging Corp. of America (Containers & Packaging)	276	23,965
Parker-Hannifin Corp. (Machinery)	374	48,519
Paychex, Inc. (IT Services)	927	58,327
PayPal Holdings, Inc.* (IT Services)	3,414	326,857
Pentair PLC (Machinery)	486	14,463
PerkinElmer, Inc. (Life Sciences Tools & Services)	321	24,165
Quanta Services, Inc. (Construction & Engineering)	414	13,136
Raytheon Co. (Aerospace & Defense)	810	106,232
Regal Beloit Corp. (Electrical Equipment)	118	7,428
Republic Services, Inc. - Class A (Commercial Services & Supplies)	612	45,937
Resideo Technologies, Inc.* (Building Products)	358	1,733
Robert Half International, Inc. (Professional Services)	343	12,948
Rockwell Automation, Inc. (Electrical Equipment)	335	50,555
Roper Technologies, Inc. (Industrial Conglomerates)	302	94,167
Ryder System, Inc. (Road & Rail)	157	4,151
Sabre Corp. (IT Services)	801	4,750
Sealed Air Corp. (Containers & Packaging)	446	11,021
Sensata Technologies Holding PLC* (Electrical Equipment)	461	13,337
Silgan Holdings, Inc. (Containers & Packaging)	225	6,530

	Shares	Value
Common Stocks, continued
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	119	$8,761
Snap-on, Inc. (Machinery)	161	17,520
Sonoco Products Co. (Containers & Packaging)	291	13,488
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	302	7,227
Square, Inc.* - Class A (IT Services)	996	52,170
Stericycle, Inc.* (Commercial Services & Supplies)	264	12,825
Summit Materials, Inc.* - Class A (Construction Materials)	326	4,890
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	973	61,280
Teledyne Technologies, Inc.* (Aerospace & Defense)	106	31,511
Terex Corp. (Machinery)	192	2,757
Tetra Tech, Inc. (Commercial Services & Supplies)	160	11,299
Textron, Inc. (Aerospace & Defense)	666	17,762
The Boeing Co. (Aerospace & Defense)	1,555	231,913
The Brink’s Co. (Commercial Services & Supplies)	145	7,547
The Middleby Corp.* (Machinery)	165	9,385
The Sherwin-Williams Co. (Chemicals)	238	109,366
The Timken Co. (Machinery)	198	6,403
The Toro Co. (Machinery)	309	20,113
The Western Union Co. (IT Services)	1,218	22,082
Trane Technologies PLC (Building Products)	695	57,400
TransDigm Group, Inc. (Aerospace & Defense)	144	46,107
TransUnion (Professional Services)	546	36,134
Trex Co., Inc.* (Building Products)	170	13,624
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	726	23,109
TriNet Group, Inc.* (Professional Services)	127	4,783
Trinity Industries, Inc. (Machinery)	287	4,612
Union Pacific Corp. (Road & Rail)	2,020	284,900
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,036	190,203
United Rentals, Inc.* (Trading Companies & Distributors)	220	22,638
United Technologies Corp. (Aerospace & Defense)	2,357	222,336
Univar Solutions, Inc.* (Trading Companies & Distributors)	403	4,320
Valmont Industries, Inc. (Construction & Engineering)	64	6,783
Verisk Analytics, Inc. - Class A (Professional Services)	478	66,623
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	385	5,548
Vulcan Materials Co. (Construction Materials)	385	41,607
W.W. Grainger, Inc. (Trading Companies & Distributors)	127	31,559
Waste Management, Inc. (Commercial Services & Supplies)	1,134	104,964
Watsco, Inc. (Trading Companies & Distributors)	96	15,171
Welbilt, Inc.* (Machinery)	384	1,970
WESCO International, Inc.* (Trading Companies & Distributors)	123	2,811
Westinghouse Air Brake Technologies Corp. (Machinery)	528	25,413
WestRock Co. (Containers & Packaging)	749	21,167
WEX, Inc.* (IT Services)	127	13,278
Woodward, Inc. (Machinery)	166	9,867
XPO Logistics, Inc.* (Air Freight & Logistics)	269	13,114
Xylem, Inc. (Machinery)	525	34,193
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	156	28,642
TOTAL COMMON STOCKS (Cost $2,998,064)		8,168,434

	Principal Amount	Value
Repurchase Agreements(b) (4.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $386,000	$386,000	$386,000
TOTAL REPURCHASE AGREEMENTS (Cost $386,000)		386,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	311	$311
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	7	7
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	834	834
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,152)		1,152

TOTAL INVESTMENT SECURITIES (Cost $3,385,216) - 98.5%		8,555,586
Net other assets (liabilities) - 1.5%		126,089

NET ASSETS - 100.0%		$8,681,675

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,106.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	4/23/20	1.00%	$392,702	$64,510

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,375,988	15.9%
Air Freight & Logistics	346,944	4.0%
Building Products	261,723	3.0%
Chemicals	109,366	1.3%
Commercial Services & Supplies	254,533	2.9%
Construction & Engineering	83,509	1.0%
Construction Materials	87,758	1.0%
Containers & Packaging	304,003	3.4%
Electrical Equipment	356,966	4.1%
Electronic Equipment, Instruments & Components	404,888	4.7%
Industrial Conglomerates	822,557	9.5%
IT Services	1,638,562	18.8%
Life Sciences Tools & Services	24,165	0.3%
Machinery	1,042,534	12.0%
Marine	7,651	0.1%
Paper & Forest Products	5,893	0.1%
Professional Services	211,202	2.4%
Road & Rail	647,956	7.5%
Trading Companies & Distributors	176,529	2.0%
Transportation Infrastructure	5,707	0.1%
Other**	513,241	5.9%
Total	$8,681,675	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $5,183,000	$5,183,000	$5,183,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,183,000)		5,183,000

TOTAL INVESTMENT SECURITIES (Cost $5,183,000) - 108.6%		5,183,000
Net other assets (liabilities) - (8.6)%		(409,623)

NET ASSETS - 100.0%		$4,773,377

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $621,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/20	0.80%	$2,709,310	$39,256
MSCI EAFE Index	UBS AG	4/27/20	1.30%	2,027,465	29,413
				$4,736,775	$68,669

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.5%)
2U, Inc.* (Software)	7,187	$152,508
8x8, Inc.* (Software)	8,582	118,947
Akamai Technologies, Inc.* (IT Services)	3,017	276,025
Alphabet, Inc.* - Class A (Interactive Media & Services)	447	519,392
Alphabet, Inc.* - Class C (Interactive Media & Services)	446	518,613
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	567	1,105,492
Arista Networks, Inc.* (Communications Equipment)	1,363	276,076
Box, Inc.* - Class A (Software)	11,840	166,234
Ciena Corp.* (Communications Equipment)	5,362	213,461
Cisco Systems, Inc. (Communications Equipment)	16,236	638,237
Citrix Systems, Inc. (Software)	2,204	311,976
CommScope Holding Co., Inc.* (Communications Equipment)	17,872	162,814
Cornerstone OnDemand, Inc.* (Software)	4,527	143,732
DocuSign, Inc.* (Software)	3,144	290,506
Dropbox, Inc.* (Software)	9,747	176,421
E*TRADE Financial Corp. (Capital Markets)	7,067	242,539
eBay, Inc. (Internet & Direct Marketing Retail)	11,081	333,095
Etsy, Inc.* (Internet & Direct Marketing Retail)	4,576	175,901
Expedia Group, Inc. (Internet & Direct Marketing Retail)	4,472	251,639
Facebook, Inc.* - Class A (Interactive Media & Services)	5,354	893,047
GoDaddy, Inc.* - Class A (IT Services)	5,181	295,887
Groupon, Inc.* (Internet & Direct Marketing Retail)	121,909	119,495
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,337	176,646
Hubspot, Inc.* (Software)	1,647	219,364
j2 Global, Inc. (Software)	2,292	171,556
Juniper Networks, Inc. (Communications Equipment)	10,946	209,506
LogMeIn, Inc. (Software)	2,119	176,470
Netflix, Inc.* (Entertainment)	1,812	680,406
New Relic, Inc.* (Software)	3,412	157,771
Okta, Inc.* (IT Services)	2,538	310,296
PayPal Holdings, Inc.* (IT Services)	5,642	540,166
Pinterest, Inc.* - Class A (Interactive Media & Services)	9,404	145,198
Pluralsight, Inc.* - Class A (Software)	10,724	117,750
Salesforce.com, Inc.* (Software)	4,046	582,543
Smartsheet, Inc.* (Software)	4,195	174,134
Snap, Inc.* (Interactive Media & Services)	24,698	293,659
TD Ameritrade Holding Corp. (Capital Markets)	7,283	252,429
Twitter, Inc.* (Interactive Media & Services)	13,793	338,756
Veeva Systems, Inc.* - Class A (Health Care Technology)	2,231	348,861
VeriSign, Inc.* (IT Services)	1,844	332,086
Vonage Holdings Corp.* (Diversified Telecommunication Services)	21,995	159,024
TOTAL COMMON STOCKS (Cost $5,835,971)		12,768,658

	Principal Amount	Value
Repurchase Agreements(a) (4.0%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $530,000	$530,000	$530,000
TOTAL REPURCHASE AGREEMENTS (Cost $530,000)		530,000

TOTAL INVESTMENT SECURITIES (Cost $6,365,971) - 99.5%		13,298,658
Net other assets (liabilities) - 0.5%		64,417

NET ASSETS - 100.0%		$13,363,075

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/23/20	1.00%	$653,841	$50,426

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Capital Markets	$494,968	3.7%
Communications Equipment	1,500,094	11.2%
Diversified Telecommunication Services	159,024	1.2%
Entertainment	680,406	5.1%
Health Care Technology	348,861	2.6%
Interactive Media & Services	2,708,665	20.3%
Internet & Direct Marketing Retail	2,162,268	16.2%
IT Services	1,754,460	13.1%
Software	2,959,912	22.1%
Other**	594,417	4.5%
Total	$13,363,075	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (91.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $5,490,000	$5,490,000	$5,490,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,490,000)		5,490,000

TOTAL INVESTMENT SECURITIES (Cost $5,490,000) - 91.7%		5,490,000
Net other assets (liabilities) - 8.3%		494,575

NET ASSETS - 100.0%		$5,984,575

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	63	6/12/20	$5,969,250	$(300,430)

March 31, 2020 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Abbott Laboratories (Health Care Equipment & Supplies)	1,673	$132,017
AbbVie, Inc. (Biotechnology)	1,276	97,218
ABIOMED, Inc.* (Health Care Equipment & Supplies)	40	5,806
Accenture PLC - Class A (IT Services)	654	106,772
Adobe, Inc.* (Software)	790	251,410
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,886	85,775
Agilent Technologies, Inc. (Life Sciences Tools & Services)	287	20,555
Air Products & Chemicals, Inc. (Chemicals)	359	71,660
Akamai Technologies, Inc.* (IT Services)	188	17,200
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	102	13,980
Alexion Pharmaceuticals, Inc.* (Biotechnology)	210	18,856
Align Technology, Inc.* (Health Care Equipment & Supplies)	116	20,178
Allegion PLC (Building Products)	153	14,079
Alphabet, Inc.* - Class A (Interactive Media & Services)	285	331,156
Alphabet, Inc.* - Class C (Interactive Media & Services)	486	565,126
Altria Group, Inc. (Tobacco)	1,189	45,979
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	443	863,727
American Express Co. (Consumer Finance)	659	56,417
American Tower Corp. (Equity Real Estate Investment Trusts)	723	157,433
American Water Works Co., Inc. (Water Utilities)	151	18,054
Ameriprise Financial, Inc. (Capital Markets)	134	13,732
AMETEK, Inc. (Electrical Equipment)	374	26,936
Amgen, Inc. (Biotechnology)	572	115,963
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	483	35,200
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	602	53,969
ANSYS, Inc.* (Software)	139	32,313
Aon PLC (Insurance)	241	39,775
Apache Corp. (Oil, Gas & Consumable Fuels)	378	1,580
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,819	1,734,003
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,506	69,005
Arconic, Inc. (Aerospace & Defense)	314	5,043
Arista Networks, Inc.* (Communications Equipment)	90	18,230
Arthur J. Gallagher & Co. (Insurance)	155	12,634
Autodesk, Inc.* (Software)	358	55,884
Automatic Data Processing, Inc. (IT Services)	437	59,729
AutoZone, Inc.* (Specialty Retail)	36	30,456
Avery Dennison Corp. (Containers & Packaging)	98	9,983
Ball Corp. (Containers & Packaging)	378	24,442
Baxter International, Inc. (Health Care Equipment & Supplies)	375	30,446
BlackRock, Inc. - Class A (Capital Markets)	98	43,117
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	71	95,518
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	103	9,500
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,340	43,724
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,102	117,165
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	648	153,641
Broadridge Financial Solutions, Inc. (IT Services)	128	12,138
Brown-Forman Corp. - Class B (Beverages)	297	16,486
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	422	7,254
Cadence Design Systems, Inc.* (Software)	456	30,114
Campbell Soup Co. (Food Products)	120	5,539
CarMax, Inc.* (Specialty Retail)	266	14,319
Caterpillar, Inc. (Machinery)	529	61,384
Cboe Global Markets, Inc. (Capital Markets)	180	16,065
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	543	20,477
CDW Corp. (Electronic Equipment, Instruments & Components)	234	21,825
Celanese Corp. — Series A (Chemicals)	198	14,531
Cerner Corp. (Health Care Technology)	321	20,220
Charter Communications, Inc.* - Class A (Media)	257	112,132
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	40	26,176
Church & Dwight Co., Inc. (Household Products)	212	13,606
Cincinnati Financial Corp. (Insurance)	114	8,601
Cintas Corp. (Commercial Services & Supplies)	137	23,731
Citrix Systems, Inc. (Software)	97	13,730
CME Group, Inc. (Capital Markets)	297	51,354
Colgate-Palmolive Co. (Household Products)	628	41,674
Comcast Corp. - Class A (Media)	4,149	142,642
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,788	55,071
Copart, Inc.* (Commercial Services & Supplies)	333	22,817
Corning, Inc. (Electronic Equipment, Instruments & Components)	587	12,057
Costco Wholesale Corp. (Food & Staples Retailing)	426	121,466
Coty, Inc. - Class A (Personal Products)	225	1,161
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	391	56,460
CSX Corp. (Road & Rail)	631	36,156
Cummins, Inc. (Machinery)	158	21,381

	Shares	Value
Common Stocks, continued
D.R. Horton, Inc. (Household Durables)	544	$18,495
Danaher Corp. (Health Care Equipment & Supplies)	669	92,596
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	93	5,065
Deere & Co. (Machinery)	303	41,862
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	193	7,494
Discover Financial Services (Consumer Finance)	313	11,165
Dollar General Corp. (Multiline Retail)	413	62,367
Dover Corp. (Machinery)	140	11,752
Dow, Inc. (Chemicals)	1,210	35,380
Duke Realty Corp. (Equity Real Estate Investment Trusts)	354	11,463
eBay, Inc. (Internet & Direct Marketing Retail)	1,247	37,485
Ecolab, Inc. (Chemicals)	210	32,724
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	339	63,942
Electronic Arts, Inc.* (Entertainment)	254	25,443
Eli Lilly & Co. (Pharmaceuticals)	756	104,872
Emerson Electric Co. (Electrical Equipment)	536	25,540
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	474	17,026
Equifax, Inc. (Professional Services)	119	14,215
Equinix, Inc. (Equity Real Estate Investment Trusts)	139	86,815
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	55	12,113
Expeditors International of Washington, Inc. (Air Freight & Logistics)	145	9,674
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	124	11,874
Facebook, Inc.* - Class A (Interactive Media & Services)	3,927	655,024
Fastenal Co. (Trading Companies & Distributors)	656	20,500
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	44	3,283
First Republic Bank (Banks)	134	11,026
Fiserv, Inc.* (IT Services)	930	88,341
FleetCor Technologies, Inc.* (IT Services)	142	26,489
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	102	3,253
FMC Corp. (Chemicals)	211	17,237
Fortinet, Inc.* (Software)	233	23,573
Fortune Brands Home & Security, Inc. (Building Products)	226	9,775
Freeport-McMoRan, Inc. (Metals & Mining)	1,301	8,782
Garmin, Ltd. (Household Durables)	234	17,541
Gartner, Inc.* (IT Services)	150	14,936
Global Payments, Inc. (IT Services)	241	34,759
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	379	9,039
Hess Corp. (Oil, Gas & Consumable Fuels)	421	14,019
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	461	31,459
Hologic, Inc.* (Health Care Equipment & Supplies)	237	8,319
Honeywell International, Inc. (Industrial Conglomerates)	533	71,310
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	39	7,106
IDEX Corp. (Machinery)	71	9,806
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	140	33,914
IHS Markit, Ltd. (Professional Services)	480	28,799
Illinois Tool Works, Inc. (Machinery)	292	41,499
Illumina, Inc.* (Life Sciences Tools & Services)	147	40,149
Incyte Corp.* (Biotechnology)	289	21,163
Ingersoll-Rand, Inc.* - Class I (Machinery)	216	5,357
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,047	219,024
Intercontinental Exchange, Inc. (Capital Markets)	500	40,375
Intuit, Inc. (Software)	426	97,980
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	187	92,604
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	31	3,419
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	206	22,219
J.B. Hunt Transport Services, Inc. (Road & Rail)	82	7,563
Jack Henry & Associates, Inc. (IT Services)	69	10,712
Johnson & Johnson (Pharmaceuticals)	1,804	236,559
JPMorgan Chase & Co. (Banks)	2,457	221,204
Kansas City Southern Industries, Inc. (Road & Rail)	163	20,730
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	306	25,606
Kimberly-Clark Corp. (Household Products)	271	34,653
KLA Corp. (Semiconductors & Semiconductor Equipment)	258	37,085
L3Harris Technologies, Inc. (Aerospace & Defense)	360	64,843
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	237	56,880
Lamb Weston Holding, Inc. (Food Products)	125	7,138
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	313	13,293
Leggett & Platt, Inc. (Household Durables)	141	3,762
Leidos Holdings, Inc. (IT Services)	109	9,990
Linde PLC (Chemicals)	622	107,606
Live Nation Entertainment, Inc.* (Entertainment)	156	7,092
LKQ Corp.* (Distributors)	259	5,312
Lockheed Martin Corp. (Aerospace & Defense)	408	138,292
Lowe’s Cos., Inc. (Specialty Retail)	825	70,991
MarketAxess Holdings, Inc. (Capital Markets)	64	21,284
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	442	33,090
Marsh & McLennan Cos., Inc. (Insurance)	502	43,403
Martin Marietta Materials, Inc. (Construction Materials)	102	19,301
Masco Corp. (Building Products)	465	16,075
MasterCard, Inc. - Class A (IT Services)	1,449	350,020
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	195	9,479
McCormick & Co., Inc. (Food Products)	103	14,545

	Shares	Value
Common Stocks, continued
McDonald’s Corp. (Hotels, Restaurants & Leisure)	542	$89,620
Merck & Co., Inc. (Pharmaceuticals)	2,284	175,731
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	26	17,953
MGM Resorts International (Hotels, Restaurants & Leisure)	511	6,030
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	388	26,306
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,805	75,918
Microsoft Corp. (Software)	12,453	1,963,965
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	83	8,551
Monster Beverage Corp.* (Beverages)	416	23,404
Moody’s Corp. (Capital Markets)	267	56,471
Motorola Solutions, Inc. (Communications Equipment)	279	37,084
MSCI, Inc. - Class A (Capital Markets)	138	39,876
Nasdaq, Inc. (Capital Markets)	90	8,546
National Oilwell Varco, Inc. (Energy Equipment & Services)	197	1,937
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	169	7,046
Netflix, Inc.* (Entertainment)	713	267,731
NextEra Energy, Inc. (Electric Utilities)	424	102,022
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,362	112,691
Norfolk Southern Corp. (Road & Rail)	232	33,872
Northrop Grumman Corp. (Aerospace & Defense)	257	77,755
NortonLifelock, Inc. - Class I (Software)	578	10,814
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	407	11,095
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	998	263,072
NVR, Inc.* (Household Durables)	6	15,415
Old Dominion Freight Line, Inc. (Road & Rail)	154	20,214
Oracle Corp. (Software)	2,125	102,701
O’Reilly Automotive, Inc.* (Specialty Retail)	124	37,330
PACCAR, Inc. (Machinery)	566	34,600
Parker-Hannifin Corp. (Machinery)	114	14,789
Paychex, Inc. (IT Services)	348	21,896
Paycom Software, Inc.* (Software)	79	15,959
PayPal Holdings, Inc.* (IT Services)	1,915	183,342
PepsiCo, Inc. (Beverages)	1,092	131,150
PerkinElmer, Inc. (Life Sciences Tools & Services)	102	7,679
Philip Morris International, Inc. (Tobacco)	1,116	81,423
Phillips 66 (Oil, Gas & Consumable Fuels)	363	19,475
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	167	11,715
PPG Industries, Inc. (Chemicals)	199	16,636
Prologis, Inc. (Equity Real Estate Investment Trusts)	677	54,410
Public Storage (Equity Real Estate Investment Trusts)	106	21,053
PulteGroup, Inc. (Household Durables)	413	9,218
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	186	14,997
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,864	126,100
Quanta Services, Inc. (Construction & Engineering)	104	3,300
Raytheon Co. (Aerospace & Defense)	271	35,542
Realty Income Corp. (Equity Real Estate Investment Trusts)	237	11,817
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	90	43,946
Republic Services, Inc. - Class A (Commercial Services & Supplies)	157	11,784
ResMed, Inc. (Health Care Equipment & Supplies)	234	34,466
Rockwell Automation, Inc. (Electrical Equipment)	106	15,996
Rollins, Inc. (Commercial Services & Supplies)	108	3,903
Roper Technologies, Inc. (Industrial Conglomerates)	172	53,631
Ross Stores, Inc. (Specialty Retail)	588	51,138
S&P Global, Inc. (Capital Markets)	401	98,264
Salesforce.com, Inc.* (Software)	1,447	208,339
SBA Communications Corp. (Equity Real Estate Investment Trusts)	184	49,674
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	225	10,980
Sempra Energy (Multi-Utilities)	209	23,615
ServiceNow, Inc.* (Software)	309	88,553
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	201	11,027
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	162	14,480
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,928	126,746
STERIS PLC (Health Care Equipment & Supplies)	74	10,358
Stryker Corp. (Health Care Equipment & Supplies)	346	57,606
SVB Financial Group* (Banks)	55	8,309
Synchrony Financial (Consumer Finance)	910	14,642
Synopsys, Inc.* (Software)	241	31,038
Sysco Corp. (Food & Staples Retailing)	372	16,974
T. Rowe Price Group, Inc. (Capital Markets)	281	27,440
Take-Two Interactive Software, Inc.* (Entertainment)	184	21,824
Target Corp. (Multiline Retail)	527	48,995
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	270	17,005
Teleflex, Inc. (Health Care Equipment & Supplies)	75	21,965
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	946	94,534
The Boeing Co. (Aerospace & Defense)	385	57,419
The Charles Schwab Corp. (Capital Markets)	1,359	45,690
The Coca-Cola Co. (Beverages)	2,516	111,333
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	42	11,578
The Estee Lauder Co., Inc. (Personal Products)	362	57,681
The Hershey Co. (Food Products)	163	21,597
The Home Depot, Inc. (Specialty Retail)	1,265	236,188
The Procter & Gamble Co. (Household Products)	2,361	259,709
The Progressive Corp. (Insurance)	580	42,827

	Shares	Value
Common Stocks, continued
The Sherwin-Williams Co. (Chemicals)	134	$61,576
The TJX Cos., Inc. (Specialty Retail)	1,979	94,616
The Walt Disney Co. (Entertainment)	1,793	173,204
The Western Union Co. (IT Services)	683	12,383
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	657	186,325
Tiffany & Co. (Specialty Retail)	175	22,663
Tractor Supply Co. (Specialty Retail)	97	8,201
Trane Technologies PLC (Building Products)	250	20,647
TransDigm Group, Inc. (Aerospace & Defense)	81	25,935
Tyson Foods, Inc. - Class A (Food Products)	231	13,368
UDR, Inc. (Equity Real Estate Investment Trusts)	225	8,222
Ulta Beauty, Inc.* (Specialty Retail)	51	8,961
Union Pacific Corp. (Road & Rail)	701	98,870
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	513	47,925
United Rentals, Inc.* (Trading Companies & Distributors)	124	12,760
United Technologies Corp. (Aerospace & Defense)	700	66,031
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	81	8,315
VeriSign, Inc.* (IT Services)	90	16,208
Verisk Analytics, Inc. - Class A (Professional Services)	184	25,646
Vertex Pharmaceuticals, Inc.* (Biotechnology)	417	99,225
VF Corp. (Textiles, Apparel & Luxury Goods)	282	15,251
Visa, Inc. - Class A (IT Services)	2,792	449,847
Vulcan Materials Co. (Construction Materials)	215	23,236
Waste Management, Inc. (Commercial Services & Supplies)	371	34,341
Waters Corp.* (Life Sciences Tools & Services)	69	12,561
Willis Towers Watson PLC (Insurance)	102	17,325
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	159	9,570
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	300	5,682
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	257	20,031
Xylem, Inc. (Machinery)	170	11,072
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	493	33,785
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	90	16,524
Zoetis, Inc. (Pharmaceuticals)	778	91,563
TOTAL COMMON STOCKS (Cost $10,511,238)		19,005,276

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $81,000	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000

TOTAL INVESTMENT SECURITIES (Cost $10,592,238) - 100.2%		19,086,276
Net other assets (liabilities) - (0.2)%		(35,960)

NET ASSETS - 100.0%		$19,050,316

*                             Non-income producing security.

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$477,966	2.5%
Air Freight & Logistics	57,599	0.3%
Banks	240,539	1.3%
Beverages	282,373	1.5%
Biotechnology	396,371	2.1%
Building Products	60,576	0.3%
Capital Markets	462,214	2.4%
Chemicals	357,350	1.9%
Commercial Services & Supplies	96,576	0.5%
Communications Equipment	55,314	0.3%
Construction & Engineering	3,300	NM
Construction Materials	42,537	0.2%
Consumer Finance	82,224	0.4%
Containers & Packaging	34,425	0.2%
Distributors	5,312	NM
Electric Utilities	102,022	0.5%
Electrical Equipment	68,472	0.4%
Electronic Equipment, Instruments & Components	134,889	0.7%
Energy Equipment & Services	1,937	NM
Entertainment	495,294	2.6%
Equity Real Estate Investment Trusts	536,714	2.8%
Food & Staples Retailing	138,440	0.7%
Food Products	62,187	0.3%
Health Care Equipment & Supplies	675,328	3.5%
Health Care Technology	20,220	0.1%
Hotels, Restaurants & Leisure	374,834	2.0%
Household Durables	64,431	0.3%
Household Products	349,642	1.8%
Independent Power and Renewable Electricity Producers	11,095	0.1%
Industrial Conglomerates	124,941	0.7%
Insurance	164,565	0.9%
Interactive Media & Services	1,551,306	8.2%
Internet & Direct Marketing Retail	996,730	5.2%
IT Services	1,414,762	7.4%
Life Sciences Tools & Services	307,441	1.6%
Machinery	253,502	1.3%
Media	254,774	1.3%
Metals & Mining	8,782	NM
Multiline Retail	111,362	0.6%
Multi-Utilities	23,615	0.1%
Oil, Gas & Consumable Fuels	126,140	0.7%
Personal Products	58,842	0.3%
Pharmaceuticals	725,890	3.9%
Professional Services	68,660	0.4%
Real Estate Management & Development	20,477	0.1%
Road & Rail	217,405	1.1%
Semiconductors & Semiconductor Equipment	1,320,296	6.9%
Software	2,926,373	15.5%
Specialty Retail	574,863	3.0%
Technology Hardware, Storage & Peripherals	1,757,711	9.2%
Textiles, Apparel & Luxury Goods	127,942	0.7%
Tobacco	127,402	0.7%
Trading Companies & Distributors	33,260	0.2%
Water Utilities	18,054	0.1%
Other**	45,040	0.2%
Total	$19,050,316	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co. (Industrial Conglomerates)	715	$97,606
A.O. Smith Corp. (Building Products)	170	6,428
Abbott Laboratories (Health Care Equipment & Supplies)	925	72,992
AbbVie, Inc. (Biotechnology)	866	65,981
ABIOMED, Inc.* (Health Care Equipment & Supplies)	24	3,484
Accenture PLC - Class A (IT Services)	292	47,672
Activision Blizzard, Inc. (Entertainment)	952	56,625
Advance Auto Parts, Inc. (Specialty Retail)	86	8,026
Aflac, Inc. (Insurance)	909	31,124
Agilent Technologies, Inc. (Life Sciences Tools & Services)	164	11,746
Akamai Technologies, Inc.* (IT Services)	55	5,032
Alaska Air Group, Inc. (Airlines)	154	4,384
Albemarle Corp. (Chemicals)	130	7,328
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	67	9,183
Alexion Pharmaceuticals, Inc.* (Biotechnology)	116	10,416
Allergan PLC (Pharmaceuticals)	406	71,903
Alliance Data Systems Corp. (IT Services)	52	1,750
Alliant Energy Corp. (Electric Utilities)	300	14,487
Altria Group, Inc. (Tobacco)	1,415	54,718
Amcor PLC (Containers & Packaging)	2,010	16,321
Ameren Corp. (Multi-Utilities)	306	22,286
American Airlines Group, Inc.(a) (Airlines)	482	5,876
American Electric Power Co., Inc. (Electric Utilities)	614	49,108
American Express Co. (Consumer Finance)	336	28,765
American International Group, Inc. (Insurance)	1,080	26,190
American Water Works Co., Inc. (Water Utilities)	113	13,510
Ameriprise Financial, Inc. (Capital Markets)	54	5,534
AmerisourceBergen Corp. (Health Care Providers & Services)	189	16,727
Amgen, Inc. (Biotechnology)	303	61,427
Anthem, Inc. (Health Care Providers & Services)	316	71,745
Aon PLC (Insurance)	109	17,989
Apache Corp. (Oil, Gas & Consumable Fuels)	172	719
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	187	6,573
Aptiv PLC (Auto Components)	316	15,560
Archer-Daniels-Midland Co. (Food Products)	693	24,380
Arconic, Inc. (Aerospace & Defense)	235	3,774
Arthur J. Gallagher & Co. (Insurance)	113	9,211
Assurant, Inc. (Insurance)	77	8,015
AT&T, Inc. (Diversified Telecommunication Services)	9,077	264,595
Atmos Energy Corp. (Gas Utilities)	148	14,686
Automatic Data Processing, Inc. (IT Services)	203	27,746
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	176	25,902
Avery Dennison Corp. (Containers & Packaging)	31	3,158
Baker Hughes Co. - Class A (Energy Equipment & Services)	802	8,421
Ball Corp. (Containers & Packaging)	119	7,695
Bank of America Corp. (Banks)	10,060	213,573
Baxter International, Inc. (Health Care Equipment & Supplies)	349	28,335
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	336	77,203
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,431	444,460
Best Buy Co., Inc. (Specialty Retail)	283	16,131
Biogen, Inc.* (Biotechnology)	224	70,869
BlackRock, Inc. - Class A (Capital Markets)	72	31,678
BorgWarner, Inc. (Auto Components)	256	6,239
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	100	9,223
Boston Scientific Corp.* (Health Care Equipment & Supplies)	710	23,167
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,312	73,131
Broadridge Financial Solutions, Inc. (IT Services)	41	3,888
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	169	11,188
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	186	3,197
Campbell Soup Co. (Food Products)	119	5,493
Capital One Financial Corp. (Consumer Finance)	577	29,093
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	183	1,975
Cardinal Health, Inc. (Health Care Providers & Services)	361	17,306
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	494	6,506
Caterpillar, Inc. (Machinery)	280	32,492
Centene Corp.* (Health Care Providers & Services)	725	43,072
CenterPoint Energy, Inc. (Multi-Utilities)	619	9,564
CenturyLink, Inc. (Diversified Telecommunication Services)	1,215	11,494
Cerner Corp. (Health Care Technology)	144	9,071
CF Industries Holdings, Inc. (Chemicals)	268	7,290
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,349	170,210
Chubb, Ltd. (Insurance)	564	62,994
Church & Dwight Co., Inc. (Household Products)	141	9,049
Cigna Corp. (Health Care Providers & Services)	465	82,389
Cincinnati Financial Corp. (Insurance)	103	7,771
Cisco Systems, Inc. (Communications Equipment)	5,269	207,124
Citigroup, Inc. (Banks)	2,712	114,229
Citizens Financial Group, Inc. (Banks)	539	10,139
Citrix Systems, Inc. (Software)	69	9,767
CME Group, Inc. (Capital Markets)	216	37,349

	Shares		Value
Common Stocks, continued
CMS Energy Corp. (Multi-Utilities)	352		$20,680
Cognizant Technology Solutions Corp. (IT Services)	680		31,600
Colgate-Palmolive Co. (Household Products)	586		38,887
Comcast Corp. - Class A (Media)	2,479		85,228
Comerica, Inc. (Banks)	182		5,340
Conagra Brands, Inc. (Food Products)	604		17,721
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	248		10,627
Consolidated Edison, Inc. (Multi-Utilities)	416		32,448
Constellation Brands, Inc. - Class A (Beverages)	206		29,532
Corning, Inc. (Electronic Equipment, Instruments & Components)	505		10,373
Corteva, Inc. (Chemicals)	930		21,855
Costco Wholesale Corp. (Food & Staples Retailing)	225		64,154
Coty, Inc. - Class A (Personal Products)	185		955
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	215		31,046
CSX Corp. (Road & Rail)	483		27,676
Cummins, Inc. (Machinery)	72		9,743
CVS Health Corp. (Health Care Providers & Services)	1,619		96,055
Danaher Corp. (Health Care Equipment & Supplies)	286		39,585
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	83		4,520
DaVita, Inc.* (Health Care Providers & Services)	112		8,519
Deere & Co. (Machinery)	159		21,967
Delta Air Lines, Inc. (Airlines)	716		20,427
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	128		4,970
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	475		3,282
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	197		5,161
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	326		45,285
Discover Financial Services (Consumer Finance)	147		5,243
Discovery, Inc.* (Media)	195		3,791
Discovery, Inc.* - Class C (Media)	415		7,279
Dish Network Corp.* - Class A (Media)	315		6,297
Dollar Tree, Inc.* (Multiline Retail)	294		21,600
Dominion Energy, Inc. (Multi-Utilities)	1,022		73,778
Dover Corp. (Machinery)	75		6,296
DTE Energy Co. (Multi-Utilities)	241		22,888
Duke Energy Corp. (Electric Utilities)	905		73,197
Duke Realty Corp. (Equity Real Estate Investment Trusts)	186		6,023
DuPont de Nemours, Inc. (Chemicals)	922		31,440
DXC Technology Co. (IT Services)	314		4,098
E*TRADE Financial Corp. (Capital Markets)	279		9,575
Eastman Chemical Co. (Chemicals)	171		7,965
Eaton Corp. PLC (Electrical Equipment)	514		39,932
Ecolab, Inc. (Chemicals)	154		23,998
Edison International (Electric Utilities)	448		24,546
Electronic Arts, Inc.* (Entertainment)	173		17,329
Eli Lilly & Co. (Pharmaceuticals)	472		65,476
Emerson Electric Co. (Electrical Equipment)	347		16,535
Entergy Corp. (Electric Utilities)	246		23,117
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	359		12,895
Equifax, Inc. (Professional Services)	61		7,286
Equity Residential (Equity Real Estate Investment Trusts)	433		26,720
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	39		8,589
Everest Re Group, Ltd. (Insurance)	52		10,006
Evergy, Inc. (Electric Utilities)	283		15,579
Eversource Energy (Electric Utilities)	403		31,519
Exelon Corp. (Electric Utilities)	1,206		44,393
Expedia Group, Inc. (Internet & Direct Marketing Retail)	176		9,904
Expeditors International of Washington, Inc. (Air Freight & Logistics)	102		6,805
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	69		6,607
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,255		199,533
F5 Networks, Inc.* (Communications Equipment)	77		8,211
Fastenal Co. (Trading Companies & Distributors)	213		6,656
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	52		3,880
FedEx Corp. (Air Freight & Logistics)	300		36,378
Fidelity National Information Services, Inc. (IT Services)	765		93,055
Fifth Third Bancorp (Banks)	880		13,068
First Horizon National Corp. (Banks)	—	(b)	4
First Republic Bank (Banks)	106		8,722
FirstEnergy Corp. (Electric Utilities)	671		26,887
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	85		2,711
Flowserve Corp. (Machinery)	160		3,822
Ford Motor Co. (Automobiles)	4,833		23,343
Fortive Corp. (Machinery)	364		20,089
Fox Corp. - Class A (Media)	440		10,397
Fox Corp. - Class B (Media)	199		4,553
Franklin Resources, Inc. (Capital Markets)	344		5,741
Freeport-McMoRan, Inc. (Metals & Mining)	805		5,434
General Dynamics Corp. (Aerospace & Defense)	292		38,635
General Electric Co. (Industrial Conglomerates)	10,845		86,109
General Mills, Inc. (Food Products)	750		39,578
General Motors Co. (Automobiles)	1,559		32,396
Genuine Parts Co. (Distributors)	186		12,524
Gilead Sciences, Inc. (Biotechnology)	1,570		117,372
Global Payments, Inc. (IT Services)	189		27,259
Globe Life, Inc. (Insurance)	124		8,924
H&R Block, Inc. (Diversified Consumer Services)	241		3,393
Halliburton Co. (Energy Equipment & Services)	1,083		7,419
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	443		3,486
Harley-Davidson, Inc. (Automobiles)	188		3,559
Hartford Financial Services Group, Inc. (Insurance)	449		15,823

	Shares		Value
Common Stocks, continued
Hasbro, Inc. (Leisure Products)	157		$11,233
HCA Healthcare, Inc. (Health Care Providers & Services)	330		29,651
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	326		7,775
Helmerich & Payne, Inc. (Energy Equipment & Services)	133		2,081
Henry Schein, Inc.* (Health Care Providers & Services)	187		9,447
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,605		15,585
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	182		4,461
Hologic, Inc.* (Health Care Equipment & Supplies)	153		5,370
Honeywell International, Inc. (Industrial Conglomerates)	478		63,952
Hormel Foods Corp. (Food Products)	347		16,184
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	884		9,759
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,840		31,942
Humana, Inc. (Health Care Providers & Services)	164		51,499
Huntington Bancshares, Inc. (Banks)	1,277		10,484
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	23		4,191
IDEX Corp. (Machinery)	39		5,386
IHS Markit, Ltd. (Professional Services)	135		8,100
Illinois Tool Works, Inc. (Machinery)	142		20,181
Illumina, Inc.* (Life Sciences Tools & Services)	74		20,210
Ingersoll-Rand, Inc.* - Class I (Machinery)	97		2,406
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,323		125,721
Intercontinental Exchange, Inc. (Capital Markets)	312		25,194
International Business Machines Corp. (IT Services)	1,098		121,801
International Flavors & Fragrances, Inc. (Chemicals)	133		13,577
International Paper Co. (Containers & Packaging)	485		15,098
Invesco, Ltd. (Capital Markets)	458		4,159
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	23		2,536
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	71		7,658
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	355		8,449
J.B. Hunt Transport Services, Inc. (Road & Rail)	41		3,781
Jack Henry & Associates, Inc. (IT Services)	44		6,831
Jacobs Engineering Group, Inc. (Construction & Engineering)	170		13,476
Johnson & Johnson (Pharmaceuticals)	1,899		249,015
Johnson Controls International PLC (Building Products)	956		25,773
JPMorgan Chase & Co. (Banks)	2,026		182,401
Juniper Networks, Inc. (Communications Equipment)	415		7,943
Kellogg Co. (Food Products)	311		18,657
KeyCorp (Banks)	1,218		12,631
Kimberly-Clark Corp. (Household Products)	215		27,492
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	521		5,038
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,419		33,672
Kohl’s Corp. (Multiline Retail)	190		2,772
L Brands, Inc. (Specialty Retail)	287		3,318
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	120		15,167
Lamb Weston Holding, Inc. (Food Products)	83		4,739
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	186		7,899
Leggett & Platt, Inc. (Household Durables)	53		1,414
Leidos Holdings, Inc. (IT Services)	83		7,607
Lennar Corp. - Class A (Household Durables)	347		13,256
Lincoln National Corp. (Insurance)	245		6,448
Linde PLC (Chemicals)	190		32,869
Live Nation Entertainment, Inc.* (Entertainment)	57		2,591
LKQ Corp.* (Distributors)	179		3,671
Loews Corp. (Insurance)	316		11,006
Lowe’s Cos., Inc. (Specialty Retail)	322		27,708
LyondellBasell Industries N.V. - Class A (Chemicals)	317		15,733
M&T Bank Corp. (Banks)	163		16,859
Macy’s, Inc.(a) (Multiline Retail)	379		1,861
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	991		3,260
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	805		19,014
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(b)	23
Marsh & McLennan Cos., Inc. (Insurance)	245		21,183
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	189		9,187
McCormick & Co., Inc. (Food Products)	77		10,873
McDonald’s Corp. (Hotels, Restaurants & Leisure)	524		86,644
McKesson Corp. (Health Care Providers & Services)	201		27,187
Medtronic PLC (Health Care Equipment & Supplies)	1,665		150,150
Merck & Co., Inc. (Pharmaceuticals)	1,426		109,716
MetLife, Inc. (Insurance)	969		29,622
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	13		8,977
MGM Resorts International (Hotels, Restaurants & Leisure)	242		2,856
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	81		8,345
Mohawk Industries, Inc.* (Household Durables)	75		5,718
Molson Coors Beverage Co. - Class B (Beverages)	233		9,089
Mondelez International, Inc. - Class A (Food Products)	1,787		89,493
Monster Beverage Corp.* (Beverages)	156		8,777
Morgan Stanley (Capital Markets)	1,448		49,232
Mylan N.V.* (Pharmaceuticals)	639		9,527
Nasdaq, Inc. (Capital Markets)	77		7,311

	Shares	Value
Common Stocks, continued
National Oilwell Varco, Inc. (Energy Equipment & Services)	323	$3,175
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	154	6,420
Newell Brands, Inc. (Household Durables)	469	6,228
Newmont Corp. (Metals & Mining)	1,019	46,140
News Corp. - Class A (Media)	476	4,272
News Corp. - Class B (Media)	148	1,331
NextEra Energy, Inc. (Electric Utilities)	286	68,817
Nielsen Holdings PLC (Professional Services)	438	5,493
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	513	42,446
NiSource, Inc. (Multi-Utilities)	462	11,536
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	586	3,539
Nordstrom, Inc. (Multiline Retail)	131	2,010
Norfolk Southern Corp. (Road & Rail)	150	21,900
Northern Trust Corp. (Capital Markets)	263	19,846
NortonLifelock, Inc. - Class I (Software)	267	4,996
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	257	2,817
Nucor Corp. (Metals & Mining)	378	13,616
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,105	12,796
Omnicom Group, Inc. (Media)	269	14,768
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	511	11,145
Oracle Corp. (Software)	1,078	52,099
Packaging Corp. of America (Containers & Packaging)	119	10,333
Parker-Hannifin Corp. (Machinery)	72	9,341
Paychex, Inc. (IT Services)	129	8,117
Pentair PLC (Machinery)	206	6,131
People’s United Financial, Inc. (Banks)	547	6,044
PepsiCo, Inc. (Beverages)	902	108,330
PerkinElmer, Inc. (Life Sciences Tools & Services)	60	4,517
Perrigo Co. PLC (Pharmaceuticals)	170	8,175
Pfizer, Inc. (Pharmaceuticals)	6,876	224,433
Philip Morris International, Inc. (Tobacco)	1,082	78,943
Phillips 66 (Oil, Gas & Consumable Fuels)	274	14,700
Pinnacle West Capital Corp. (Electric Utilities)	141	10,686
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	81	5,682
PPG Industries, Inc. (Chemicals)	143	11,955
PPL Corp. (Electric Utilities)	952	23,495
Principal Financial Group, Inc. (Insurance)	320	10,029
Prologis, Inc. (Equity Real Estate Investment Trusts)	394	31,666
Prudential Financial, Inc. (Insurance)	499	26,018
Public Service Enterprise Group, Inc. (Multi-Utilities)	628	28,203
Public Storage (Equity Real Estate Investment Trusts)	104	20,655
PVH Corp. (Textiles, Apparel & Luxury Goods)	92	3,463
Quanta Services, Inc. (Construction & Engineering)	97	3,078
Quest Diagnostics, Inc. (Health Care Providers & Services)	168	13,490
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	64	4,277
Raymond James Financial, Inc. (Capital Markets)	155	9,796
Raytheon Co. (Aerospace & Defense)	141	18,492
Realty Income Corp. (Equity Real Estate Investment Trusts)	221	11,019
Regency Centers Corp. (Equity Real Estate Investment Trusts)	206	7,917
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	33	16,114
Regions Financial Corp. (Banks)	1,194	10,710
Republic Services, Inc. - Class A (Commercial Services & Supplies)	142	10,659
Robert Half International, Inc. (Professional Services)	144	5,436
Rockwell Automation, Inc. (Electrical Equipment)	64	9,658
Rollins, Inc. (Commercial Services & Supplies)	91	3,289
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	213	6,852
Schlumberger, Ltd. (Energy Equipment & Services)	1,717	23,162
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	115	5,612
Sealed Air Corp. (Containers & Packaging)	188	4,645
Sempra Energy (Multi-Utilities)	190	21,468
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	229	12,563
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	88	7,865
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	102	4,396
Snap-on, Inc. (Machinery)	70	7,617
Southwest Airlines Co. (Airlines)	587	20,904
Stanley Black & Decker, Inc. (Machinery)	189	18,900
State Street Corp. (Capital Markets)	455	24,238
STERIS PLC (Health Care Equipment & Supplies)	49	6,859
Stryker Corp. (Health Care Equipment & Supplies)	138	22,976
SVB Financial Group* (Banks)	24	3,626
Sysco Corp. (Food & Staples Retailing)	347	15,834
T. Rowe Price Group, Inc. (Capital Markets)	77	7,519
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	338	4,377
Target Corp. (Multiline Retail)	226	21,011
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	206	12,974
TechnipFMC PLC (Energy Equipment & Services)	517	3,485
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	443	44,269
Textron, Inc. (Aerospace & Defense)	283	7,548
The AES Corp. (Independent Power and Renewable Electricity Producers)	818	11,125
The Allstate Corp. (Insurance)	403	36,967
The Bank of New York Mellon Corp. (Capital Markets)	1,041	35,061
The Boeing Co. (Aerospace & Defense)	371	55,330
The Charles Schwab Corp. (Capital Markets)	384	12,910

	Shares	Value
Common Stocks, continued
The Clorox Co. (Household Products)	156	$27,027
The Coca-Cola Co. (Beverages)	2,875	127,219
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	28	7,719
The Gap, Inc. (Specialty Retail)	260	1,830
The Goldman Sachs Group, Inc. (Capital Markets)	395	61,063
The Hershey Co. (Food Products)	61	8,083
The Home Depot, Inc. (Specialty Retail)	393	73,376
The Interpublic Group of Cos., Inc. (Media)	481	7,787
The JM Smucker Co. - Class A (Food Products)	142	15,762
The Kraft Heinz Co. (Food Products)	774	19,149
The Kroger Co. (Food & Staples Retailing)	997	30,030
The Mosaic Co. (Chemicals)	429	4,642
The PNC Financial Services Group, Inc (Banks)	545	52,167
The Procter & Gamble Co. (Household Products)	1,304	143,440
The Progressive Corp. (Insurance)	283	20,897
The Southern Co. (Electric Utilities)	1,306	70,707
The Travelers Cos., Inc. (Insurance)	320	31,792
The Walt Disney Co. (Entertainment)	874	84,429
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,502	21,253
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	394	33,057
Tractor Supply Co. (Specialty Retail)	76	6,426
Trane Technologies PLC (Building Products)	113	9,333
Truist Financial Corp. (Banks)	1,662	51,256
Twitter, Inc.* (Interactive Media & Services)	964	23,676
Tyson Foods, Inc. - Class A (Food Products)	189	10,937
U.S. Bancorp (Banks)	1,763	60,735
UDR, Inc. (Equity Real Estate Investment Trusts)	189	6,906
Ulta Beauty, Inc.* (Specialty Retail)	32	5,622
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	227	2,091
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	236	1,902
Union Pacific Corp. (Road & Rail)	329	46,402
United Airlines Holdings , Inc.* (Airlines)	268	8,455
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	477	44,562
United Technologies Corp. (Aerospace & Defense)	473	44,618
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,177	293,520
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	100	9,908
Unum Group (Insurance)	249	3,737
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	511	23,179
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	52	5,338
Ventas, Inc. (Equity Real Estate Investment Trusts)	462	12,382
VeriSign, Inc.* (IT Services)	61	10,985
Verisk Analytics, Inc. - Class A (Professional Services)	64	8,920
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,140	276,171
VF Corp. (Textiles, Apparel & Luxury Goods)	189	10,221
ViacomCBS, Inc. - Class B (Media)	667	9,345
Vornado Realty Trust (Equity Real Estate Investment Trusts)	193	6,989
W.R. Berkley Corp. (Insurance)	185	9,651
W.W. Grainger, Inc. (Trading Companies & Distributors)	54	13,419
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	935	42,776
Walmart, Inc. (Food & Staples Retailing)	1,761	200,084
Waste Management, Inc. (Commercial Services & Supplies)	202	18,696
Waters Corp.* (Life Sciences Tools & Services)	31	5,644
WEC Energy Group, Inc. (Multi-Utilities)	391	34,459
Wells Fargo & Co. (Banks)	4,781	137,215
Welltower, Inc. (Equity Real Estate Investment Trusts)	505	23,119
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	368	15,316
Westinghouse Air Brake Technologies Corp. (Machinery)	226	10,877
WestRock Co. (Containers & Packaging)	320	9,043
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	923	15,645
Whirlpool Corp. (Household Durables)	81	6,950
Willis Towers Watson PLC (Insurance)	83	14,098
Xcel Energy, Inc. (Electric Utilities)	651	39,255
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	119	9,275
Xylem, Inc. (Machinery)	92	5,992
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	256	25,876
Zions Bancorp NA (Banks)	211	5,646
TOTAL COMMON STOCKS (Cost $10,552,766)		11,611,077

	Principal Amount	Value
Repurchase Agreements(c) (1.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $151,000	$151,000	$151,000

TOTAL REPURCHASE AGREEMENTS (Cost $151,000)		151,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	1,831	$1,831
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	41	41
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	4,911	4,911
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,783)		6,783

TOTAL INVESTMENT SECURITIES (Cost $10,710,549) - 101.0%		11,768,860
Net other assets (liabilities) - (1.0)%		(113,312)

NET ASSETS - 100.0%		$11,655,548

*	Non-income producing security.

(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $6,315.
(b)	Number of shares is less than 0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$172,588	1.5%
Air Freight & Logistics	98,933	0.8%
Airlines	60,046	0.5%
Auto Components	21,799	0.2%
Automobiles	59,298	0.5%
Banks	914,849	7.9%
Beverages	282,947	2.4%
Biotechnology	342,179	2.9%
Building Products	41,534	0.4%
Capital Markets	346,206	3.0%
Chemicals	178,652	1.5%
Commercial Services & Supplies	32,644	0.3%
Communications Equipment	223,278	1.9%
Construction & Engineering	16,554	0.1%
Consumer Finance	63,101	0.5%
Containers & Packaging	66,293	0.6%
Distributors	16,195	0.1%
Diversified Consumer Services	3,393	NM
Diversified Financial Services	444,460	3.8%
Diversified Telecommunication Services	552,260	4.7%
Electric Utilities	515,793	4.4%
Electrical Equipment	66,125	0.6%
Electronic Equipment, Instruments & Components	28,594	0.2%
Energy Equipment & Services	47,743	0.4%
Entertainment	160,974	1.4%
Equity Real Estate Investment Trusts	371,654	3.2%
Food & Staples Retailing	352,878	3.1%
Food Products	281,049	2.4%
Gas Utilities	14,686	0.1%
Health Care Equipment & Supplies	474,024	4.1%
Health Care Providers & Services	785,682	6.7%
Health Care Technology	9,071	0.1%
Hotels, Restaurants & Leisure	118,117	1.0%
Household Durables	33,566	0.3%
Household Products	245,895	2.1%
Independent Power and Renewable Electricity Producers	11,125	0.1%
Industrial Conglomerates	247,667	2.0%
Insurance	419,495	3.6%
Interactive Media & Services	23,676	0.2%
Internet & Direct Marketing Retail	9,904	0.1%
IT Services	397,441	3.5%
Leisure Products	11,233	0.1%
Life Sciences Tools & Services	58,752	0.5%
Machinery	181,240	1.6%
Media	155,048	1.3%
Metals & Mining	65,190	0.6%
Multiline Retail	49,254	0.4%
Multi-Utilities	277,310	2.4%
Oil, Gas & Consumable Fuels	558,325	4.8%
Personal Products	955	NM
Pharmaceuticals	811,376	7.0%
Professional Services	35,235	0.3%
Road & Rail	99,759	0.9%
Semiconductors & Semiconductor Equipment	196,317	1.7%
Software	66,862	0.6%
Specialty Retail	142,437	1.3%
Technology Hardware, Storage & Peripherals	74,875	0.6%
Textiles, Apparel & Luxury Goods	74,238	0.6%
Tobacco	133,661	1.1%
Trading Companies & Distributors	20,075	0.2%
Water Utilities	13,510	0.1%
Wireless Telecommunication Services	33,057	0.3%
Other**	44,471	0.4%
Total	$11,655,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $5,737,000	$5,737,000	$5,737,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,737,000)		5,737,000

TOTAL INVESTMENT SECURITIES (Cost $5,737,000) - 97.1%		5,737,000
Net other assets (liabilities) - 2.9%		168,881

NET ASSETS - 100.0%		$5,905,881

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $840,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	4	6/22/20	$576,200	$56,832

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/20	0.95%	$783,544	$11,588
S&P MidCap 400	UBS AG	4/27/20	0.85%	4,500,692	66,860
				$5,284,236	$78,448

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.7%)
Aaron’s, Inc. (Specialty Retail)	478	$10,889
ACI Worldwide, Inc.* (Software)	1,434	34,631
AGCO Corp. (Machinery)	413	19,514
Alleghany Corp. (Insurance)	90	49,712
Allegheny Technologies, Inc.* (Metals & Mining)	760	6,460
Amedisys, Inc.* (Health Care Providers & Services)	402	73,783
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	822	22,811
AptarGroup, Inc. (Containers & Packaging)	477	47,480
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,241	35,704
ASGN, Inc.* (Professional Services)	400	14,128
Axon Enterprise, Inc.* (Aerospace & Defense)	736	52,087
Bank of Hawaii Corp. (Banks)	291	16,075
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	192	67,308
Bio-Techne Corp. (Life Sciences Tools & Services)	475	90,069
Black Hills Corp. (Multi-Utilities)	360	23,051
Blackbaud, Inc. (Software)	612	33,997
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	990	14,276
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,067	19,637
Brown & Brown, Inc. (Insurance)	2,905	105,219
Brunswick Corp. (Leisure Products)	496	17,544
Cable One, Inc. (Media)	63	103,572
Cabot Corp. (Chemicals)	316	8,254
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	363	41,433
CACI International, Inc.* - Class A (IT Services)	310	65,458
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	6,929	46,840
Camden Property Trust (Equity Real Estate Investment Trusts)	660	52,298
Cantel Medical Corp. (Health Care Equipment & Supplies)	261	9,370
Carlisle Cos., Inc. (Industrial Conglomerates)	705	88,322
Carpenter Technology Corp. (Metals & Mining)	324	6,318
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	347	22,808
Casey’s General Stores, Inc. (Food & Staples Retailing)	460	60,945
Catalent, Inc.* (Pharmaceuticals)	1,922	99,848
CDK Global, Inc. (Software)	920	30,222
Ceridian HCM Holding, Inc.* (Software)	750	37,553
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	607	76,609
Chemed Corp. (Health Care Providers & Services)	199	86,207
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	397	24,316
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	443	45,607
Ciena Corp.* (Communications Equipment)	1,193	47,493
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	725	12,202
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	718	47,122
CIT Group, Inc. (Banks)	554	9,562
Clean Harbors, Inc.* (Commercial Services & Supplies)	637	32,704
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,124	89,675
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	301	32,029
Colfax Corp.* (Machinery)	466	9,227
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	222	15,489
Commerce Bancshares, Inc. (Banks)	709	35,698
CommVault Systems, Inc.* (Software)	255	10,322
Compass Minerals International, Inc. (Metals & Mining)	304	11,695
Core Laboratories N.V. (Energy Equipment & Services)	207	2,140
CoreLogic, Inc. (IT Services)	445	13,590
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	469	54,357
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	639	14,141
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,822	53,330
Curtiss-Wright Corp. (Aerospace & Defense)	386	35,670
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,588	106,992
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	914	56,441
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	351	47,034
Deluxe Corp. (Commercial Services & Supplies)	232	6,016
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	482	156,202
Donaldson Co., Inc. (Machinery)	1,007	38,900
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,288	39,297
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,027	54,534
Eagle Materials, Inc. (Construction Materials)	517	30,203
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	478	49,941
Eaton Vance Corp. (Capital Markets)	999	32,218
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	809	11,650
EMCOR Group, Inc. (Construction & Engineering)	322	19,745

	Shares	Value
Common Stocks, continued
Encompass Health Corp. (Health Care Providers & Services)	573	$36,689
Energizer Holdings, Inc. (Household Products)	799	24,170
EPR Properties (Equity Real Estate Investment Trusts)	428	10,366
Essential Utilities, Inc. (Water Utilities)	1,473	59,951
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,472	56,584
Evercore Partners, Inc. - Class A (Capital Markets)	340	15,660
Exelixis, Inc.* (Biotechnology)	3,772	64,953
FactSet Research Systems, Inc. (Capital Markets)	473	123,302
Fair Isaac Corp.* (Software)	361	111,076
Federated Hermes, Inc. - Class B (Capital Markets)	847	16,135
First Financial Bankshares, Inc. (Banks)	1,080	28,987
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,040	34,559
FirstCash, Inc. (Consumer Finance)	347	24,893
Five Below, Inc.* (Specialty Retail)	690	48,562
FTI Consulting, Inc.* (Professional Services)	469	56,172
Generac Holdings, Inc.* (Electrical Equipment)	772	71,927
Gentex Corp. (Auto Components)	3,140	69,582
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	956	40,659
Graco, Inc. (Machinery)	2,074	101,067
GrubHub, Inc.* (Internet & Direct Marketing Retail)	636	25,904
Haemonetics Corp.* (Health Care Equipment & Supplies)	404	40,263
Hawaiian Electric Industries, Inc. (Electric Utilities)	648	27,897
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	763	21,311
HealthEquity, Inc.* (Health Care Providers & Services)	880	44,519
Helen of Troy, Ltd.* (Household Durables)	186	26,789
Herman Miller, Inc. (Commercial Services & Supplies)	734	16,295
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	644	22,810
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	460	46,276
Hubbell, Inc. (Electrical Equipment)	676	77,564
ICU Medical, Inc.* (Health Care Equipment & Supplies)	240	48,425
IDACORP, Inc. (Electric Utilities)	279	24,493
Ingevity Corp.* (Chemicals)	518	18,234
Insperity, Inc. (Professional Services)	261	9,735
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	887	39,622
ITT, Inc. (Machinery)	732	33,204
j2 Global, Inc. (Software)	574	42,964
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,728	42,474
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	143	5,012
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	307	31,001
KB Home (Household Durables)	487	8,815
KBR, Inc. (IT Services)	1,758	36,355
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	729	46,437
Kirby Corp.* (Marine)	386	16,779
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,523	49,955
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	650	33,332
Lancaster Colony Corp. (Food Products)	121	17,501
Landstar System, Inc. (Road & Rail)	335	32,113
LendingTree, Inc.* (Thrifts & Mortgage Finance)	98	17,972
Lennox International, Inc. (Building Products)	289	52,537
Life Storage, Inc. (Equity Real Estate Investment Trusts)	355	33,565
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	205	14,908
Lincoln Electric Holdings, Inc. (Machinery)	761	52,509
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	189	25,216
LivaNova PLC* (Health Care Equipment & Supplies)	307	13,892
LiveRamp Holdings, Inc.* (IT Services)	335	11,028
LogMeIn, Inc. (Software)	386	32,146
Louisiana-Pacific Corp. (Paper & Forest Products)	1,048	18,005
Lumentum Holdings, Inc.* (Communications Equipment)	960	70,752
Manhattan Associates, Inc.* (Software)	794	39,557
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	466	25,900
Masimo Corp.* (Health Care Equipment & Supplies)	611	108,220
MasTec, Inc.* (Construction & Engineering)	750	24,547
Matador Resources Co.*(a) (Oil, Gas & Consumable Fuels)	1,349	3,346
MAXIMUS, Inc. (IT Services)	437	25,433
MDU Resources Group, Inc. (Multi-Utilities)	1,042	22,403
MEDNAX, Inc.* (Health Care Providers & Services)	404	4,703
Mercury Systems, Inc.* (Aerospace & Defense)	689	49,153
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	678	55,223
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	505	84,567
MSA Safety, Inc. (Commercial Services & Supplies)	282	28,538
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	829	5,082
Murphy USA, Inc.* (Specialty Retail)	360	30,370
National Instruments Corp. (Electronic Equipment, Instruments & Components)	689	22,792
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,176	37,855
NCR Corp.* (Technology Hardware, Storage & Peripherals)	676	11,965
Nektar Therapeutics* (Pharmaceuticals)	695	12,406
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,897	27,204
NewMarket Corp. (Chemicals)	59	22,589

	Shares	Value
Common Stocks, continued
Nordson Corp. (Machinery)	635	$85,769
NuVasive, Inc.* (Health Care Equipment & Supplies)	422	21,379
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	378	17,517
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,217	32,299
ONE Gas, Inc. (Gas Utilities)	328	27,427
Oshkosh Corp. (Machinery)	500	32,165
Owens Corning (Building Products)	718	27,866
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	176	9,393
Penumbra, Inc.* (Health Care Equipment & Supplies)	401	64,693
Perspecta, Inc. (IT Services)	1,705	31,099
Pilgrim’s Pride Corp.* (Food Products)	414	7,502
PNM Resources, Inc. (Electric Utilities)	495	18,810
Polaris, Inc. (Leisure Products)	715	34,427
Pool Corp. (Distributors)	499	98,188
Post Holdings, Inc.* (Food Products)	380	31,529
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	383	12,022
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	784	65,103
Primerica, Inc. (Insurance)	516	45,656
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	250	33,880
PTC, Inc.* (Software)	672	41,133
Rayonier, Inc. (Equity Real Estate Investment Trusts)	671	15,802
Reliance Steel & Aluminum Co. (Metals & Mining)	830	72,699
RenaissanceRe Holdings, Ltd. (Insurance)	549	81,977
Repligen Corp.* (Biotechnology)	581	56,090
RH* (Specialty Retail)	202	20,295
RLI Corp. (Insurance)	311	27,346
Royal Gold, Inc. (Metals & Mining)	814	71,396
RPM International, Inc. (Chemicals)	965	57,418
Sabre Corp. (IT Services)	1,627	9,648
Sanderson Farms, Inc. (Food Products)	247	30,460
Science Applications International Corp. (IT Services)	275	20,523
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	664	6,441
SEI Investments Co. (Capital Markets)	1,570	72,754
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	420	15,750
Service Corp. International (Diversified Consumer Services)	1,158	45,290
Silgan Holdings, Inc. (Containers & Packaging)	575	16,687
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	539	46,036
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	489	6,132
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,661	39,432
SLM Corp. (Consumer Finance)	2,614	18,795
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	605	49,537
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	519	13,572
Steel Dynamics, Inc. (Metals & Mining)	1,309	29,505
Stericycle, Inc.* (Commercial Services & Supplies)	496	24,096
Stifel Financial Corp. (Capital Markets)	415	17,131
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	256	14,815
Syneos Health, Inc.* (Life Sciences Tools & Services)	775	30,551
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	326	13,653
Teledyne Technologies, Inc.* (Aerospace & Defense)	455	135,259
Tempur Sealy International, Inc.* (Household Durables)	566	24,740
Teradata Corp.* (IT Services)	544	11,147
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,083	112,837
Tetra Tech, Inc. (Commercial Services & Supplies)	678	47,880
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	411	16,974
The Boston Beer Co., Inc.* - Class A (Beverages)	114	41,902
The Brink’s Co. (Commercial Services & Supplies)	621	32,323
The New York Times Co. - Class A (Media)	1,178	36,176
The Scotts Miracle-Gro Co. - Class A (Chemicals)	492	50,381
The Timken Co. (Machinery)	844	27,295
The Toro Co. (Machinery)	1,327	86,375
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,321	19,656
Toll Brothers, Inc. (Household Durables)	751	14,457
Tootsie Roll Industries, Inc.(a) (Food Products)	98	3,525
Trex Co., Inc.* (Building Products)	725	58,101
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	3,097	98,579
Tyler Technologies, Inc.* (Software)	488	144,721
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	527	69,448
Urban Edge Properties (Equity Real Estate Investment Trusts)	652	5,744
Valmont Industries, Inc. (Construction & Engineering)	123	13,036
Valvoline, Inc. (Chemicals)	1,261	16,506
ViaSat, Inc.* (Communications Equipment)	365	13,111
Visteon Corp.* (Auto Components)	248	11,899
Washington Federal, Inc. (Thrifts & Mortgage Finance)	613	15,913
Watsco, Inc. (Trading Companies & Distributors)	206	32,554
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	656	9,466
Werner Enterprises, Inc. (Road & Rail)	254	9,210
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	919	139,917
WEX, Inc.* (IT Services)	538	56,248
Williams-Sonoma, Inc. (Specialty Retail)	664	28,233
Woodward, Inc. (Machinery)	701	41,667

	Shares	Value
Common Stocks, continued
World Wrestling Entertainment, Inc.(a) - Class A (Entertainment)	335	$11,367
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,171	15,771
WW International, Inc.* (Diversified Consumer Services)	298	5,039
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	486	10,546
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,183	37,276
Yelp, Inc.* (Interactive Media & Services)	792	14,280
TOTAL COMMON STOCKS (Cost $7,723,109)		8,882,977

	Principal Amount	Value
Repurchase Agreements(b) (0.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	4,041	$4,041
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	90	90
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	10,842	10,842
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,973)		14,973

TOTAL INVESTMENT SECURITIES (Cost $7,754,082) - 99.1%		8,913,950
Net other assets (liabilities) - 0.9%		78,463

NET ASSETS - 100.0%		$8,992,413

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $13,932.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$272,169	3.0%
Auto Components	81,481	0.9%
Banks	90,322	1.0%
Beverages	41,902	0.5%
Biotechnology	171,655	1.9%
Building Products	138,504	1.5%
Capital Markets	277,200	3.1%
Chemicals	173,382	1.9%
Commercial Services & Supplies	187,852	2.1%
Communications Equipment	131,356	1.5%
Construction & Engineering	57,328	0.6%
Construction Materials	30,203	0.3%
Consumer Finance	43,688	0.5%
Containers & Packaging	64,167	0.7%
Distributors	98,188	1.1%
Diversified Consumer Services	50,329	0.6%
Electric Utilities	71,200	0.8%
Electrical Equipment	149,491	1.7%
Electronic Equipment, Instruments & Components	310,765	3.5%
Energy Equipment & Services	2,140	NM
Entertainment	11,367	0.1%
Equity Real Estate Investment Trusts	738,926	8.3%
Food & Staples Retailing	60,945	0.7%
Food Products	90,517	0.9%
Gas Utilities	27,427	0.3%
Health Care Equipment & Supplies	572,716	6.4%
Health Care Providers & Services	245,901	2.7%
Hotels, Restaurants & Leisure	490,755	5.5%
Household Durables	74,801	0.8%
Household Products	24,170	0.3%
Industrial Conglomerates	88,322	1.0%
Insurance	309,910	3.4%
Interactive Media & Services	14,280	0.2%
Internet & Direct Marketing Retail	82,488	0.9%
IT Services	280,529	3.1%
Leisure Products	51,971	0.6%
Life Sciences Tools & Services	329,640	3.7%
Machinery	527,692	5.9%
Marine	16,779	0.2%
Media	139,748	1.5%
Metals & Mining	198,073	2.3%
Multiline Retail	17,517	0.2%
Multi-Utilities	45,454	0.5%
Oil, Gas & Consumable Fuels	36,401	0.4%
Paper & Forest Products	18,005	0.2%
Pharmaceuticals	112,254	1.2%
Professional Services	80,035	0.9%
Real Estate Management & Development	31,001	0.3%
Road & Rail	91,278	1.0%
Semiconductors & Semiconductor Equipment	643,760	7.1%
Software	558,322	6.1%
Specialty Retail	138,349	1.5%
Technology Hardware, Storage & Peripherals	11,965	0.1%
Textiles, Apparel & Luxury Goods	124,763	1.4%
Thrifts & Mortgage Finance	61,089	0.7%
Trading Companies & Distributors	32,554	0.4%
Water Utilities	59,951	0.7%
Other**	109,436	1.3%
Total	$8,992,413	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.4%)
Aaron’s, Inc. (Specialty Retail)	344	$7,836
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,060	19,451
Acuity Brands, Inc. (Electrical Equipment)	472	40,432
Adient PLC* (Auto Components)	1,040	9,433
Adtalem Global Education, Inc.* (Diversified Consumer Services)	644	17,253
AECOM* (Construction & Engineering)	1,876	55,999
Affiliated Managers Group, Inc. (Capital Markets)	589	34,833
AGCO Corp. (Machinery)	352	16,632
Alleghany Corp. (Insurance)	88	48,607
Allegheny Technologies, Inc.* (Metals & Mining)	767	6,520
ALLETE, Inc. (Electric Utilities)	618	37,500
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,934	13,615
AMC Networks, Inc.* - Class A (Media)	529	12,860
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	854	23,699
American Eagle Outfitters, Inc. (Specialty Retail)	1,896	15,073
American Financial Group, Inc. (Insurance)	894	62,651
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	3,458	7,262
Apergy Corp.*(a) (Energy Equipment & Services)	922	5,302
AptarGroup, Inc. (Containers & Packaging)	305	30,360
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	972	50,417
ASGN, Inc.* (Professional Services)	247	8,724
Ashland Global Holdings, Inc. (Chemicals)	719	36,000
Associated Banc-Corp. (Banks)	1,899	24,288
AutoNation, Inc.* (Specialty Retail)	704	19,755
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	573	15,431
Avis Budget Group, Inc.* (Road & Rail)	679	9,438
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,206	30,271
BancorpSouth Bank (Banks)	1,145	21,663
Bank of Hawaii Corp. (Banks)	204	11,269
Bank OZK (Banks)	1,443	24,098
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	1,506	6,340
Belden, Inc. (Electronic Equipment, Instruments & Components)	461	16,633
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	72	25,240
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,461	37,212
Black Hills Corp. (Multi-Utilities)	388	24,844
Brighthouse Financial, Inc.* (Insurance)	1,302	31,469
Brinker International, Inc. (Hotels, Restaurants & Leisure)	449	5,392
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,563	14,849
Brunswick Corp. (Leisure Products)	496	17,544
Cabot Corp. (Chemicals)	375	9,795
Camden Property Trust (Equity Real Estate Investment Trusts)	521	41,284
Cantel Medical Corp. (Health Care Equipment & Supplies)	195	7,001
Carpenter Technology Corp. (Metals & Mining)	255	4,973
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	194	12,751
Cathay General Bancorp (Banks)	904	20,747
CDK Global, Inc. (Software)	565	18,560
Ceridian HCM Holding, Inc.* (Software)	483	24,184
Ciena Corp.* (Communications Equipment)	704	28,027
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	558	9,391
Cinemark Holdings, Inc. (Entertainment)	1,272	12,962
CIT Group, Inc. (Banks)	600	10,356
CNO Financial Group, Inc. (Insurance)	1,806	22,376
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,224	11,832
Colfax Corp.* (Machinery)	548	10,850
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	131	9,140
Commerce Bancshares, Inc. (Banks)	557	28,045
Commercial Metals Co. (Metals & Mining)	1,415	22,343
CommVault Systems, Inc.* (Software)	255	10,322
Compass Minerals International, Inc. (Metals & Mining)	111	4,270
Core Laboratories N.V. (Energy Equipment & Services)	323	3,340
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,423	15,895
CoreLogic, Inc. (IT Services)	522	15,942
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	722	15,978
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	285	23,717
Crane Co. (Machinery)	610	30,000
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,285	45,566
Cullen/Frost Bankers, Inc. (Banks)	676	37,714
Curtiss-Wright Corp. (Aerospace & Defense)	138	12,753
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	472	29,146
Dana, Inc. (Auto Components)	1,719	13,425
Darling Ingredients, Inc.* (Food Products)	1,955	37,477
Delphi Technologies PLC* (Auto Components)	1,025	8,251
Deluxe Corp. (Commercial Services & Supplies)	277	7,183
Dick’s Sporting Goods, Inc. (Specialty Retail)	760	16,158
Dillard’s, Inc.(a) - Class A (Multiline Retail)	118	4,360
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,834	10,287
Domtar Corp. (Paper & Forest Products)	680	14,715
Donaldson Co., Inc. (Machinery)	543	20,976
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	727	22,181

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Construction & Engineering)	376	$9,644
East West Bancorp, Inc. (Banks)	1,741	44,813
Eaton Vance Corp. (Capital Markets)	393	12,674
Edgewell Personal Care Co.* (Personal Products)	647	15,580
EMCOR Group, Inc. (Construction & Engineering)	362	22,198
Encompass Health Corp. (Health Care Providers & Services)	625	40,019
EnerSys (Electrical Equipment)	505	25,008
EPR Properties (Equity Real Estate Investment Trusts)	525	12,716
EQT Corp. (Oil, Gas & Consumable Fuels)	3,047	21,542
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,428	12,213
Essential Utilities, Inc. (Water Utilities)	1,162	47,293
Evercore Partners, Inc. - Class A (Capital Markets)	140	6,448
F.N.B. Corp. (Banks)	3,875	28,559
Federated Hermes, Inc. - Class B (Capital Markets)	332	6,325
First American Financial Corp. (Insurance)	1,342	56,914
First Financial Bankshares, Inc. (Banks)	586	15,728
First Horizon National Corp. (Banks)	3,712	29,919
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	517	17,180
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	907	32,706
FirstCash, Inc. (Consumer Finance)	179	12,841
Flowers Foods, Inc. (Food Products)	2,296	47,114
Fluor Corp. (Construction & Engineering)	1,673	11,560
Foot Locker, Inc. (Specialty Retail)	1,278	28,181
Fulton Financial Corp. (Banks)	1,957	22,486
GATX Corp. (Trading Companies & Distributors)	420	26,275
Genworth Financial, Inc.* - Class A (Insurance)	6,004	19,933
Graham Holdings Co. - Class B (Diversified Consumer Services)	50	17,059
Grand Canyon Education, Inc.* (Diversified Consumer Services)	575	43,863
Greif, Inc. - Class A (Containers & Packaging)	314	9,762
GrubHub, Inc.* (Internet & Direct Marketing Retail)	480	19,550
Haemonetics Corp.* (Health Care Equipment & Supplies)	220	21,925
Hancock Whitney Corp. (Banks)	1,039	20,281
Hawaiian Electric Industries, Inc. (Electric Utilities)	675	29,059
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	862	24,076
Healthcare Services Group, Inc. (Commercial Services & Supplies)	885	21,160
Helen of Troy, Ltd.* (Household Durables)	122	17,572
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	620	21,960
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	358	36,014
HNI Corp. (Commercial Services & Supplies)	510	12,847
Home BancShares, Inc. (Banks)	1,851	22,193
IDACORP, Inc. (Electric Utilities)	331	29,058
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,042	29,697
Ingredion, Inc. (Food Products)	799	60,324
Insperity, Inc. (Professional Services)	198	7,385
Interactive Brokers Group, Inc. - Class A (Capital Markets)	916	39,544
InterDigital, Inc. (Communications Equipment)	372	16,602
International Bancshares Corp. (Banks)	682	18,332
ITT, Inc. (Machinery)	344	15,604
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	144	5,047
Janus Henderson Group PLC (Capital Markets)	1,857	28,449
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,409	44,848
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,856	39,042
JetBlue Airways Corp.* (Airlines)	3,445	30,833
John Wiley & Sons, Inc. - Class A (Media)	522	19,570
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	320	32,314
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,539	18,468
KB Home (Household Durables)	550	9,955
Kemper Corp. (Insurance)	747	55,554
Kennametal, Inc. (Machinery)	990	18,434
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	463	29,493
Kirby Corp.* (Marine)	343	14,910
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	402	20,615
Lancaster Colony Corp. (Food Products)	120	17,357
Landstar System, Inc. (Road & Rail)	151	14,475
Lear Corp. (Auto Components)	658	53,463
Legg Mason, Inc. (Capital Markets)	973	47,532
Lennox International, Inc. (Building Products)	142	25,814
Life Storage, Inc. (Equity Real Estate Investment Trusts)	219	20,706
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	106	14,143
LivaNova PLC* (Health Care Equipment & Supplies)	282	12,761
LiveRamp Holdings, Inc.* (IT Services)	487	16,032
LogMeIn, Inc. (Software)	211	17,572
Louisiana-Pacific Corp. (Paper & Forest Products)	394	6,769
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,080	16,448
ManpowerGroup, Inc. (Professional Services)	705	37,358
Mattel, Inc.*(a) (Leisure Products)	4,136	36,438
MAXIMUS, Inc. (IT Services)	344	20,021
MDU Resources Group, Inc. (Multi-Utilities)	1,386	29,799
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,176	106,782
MEDNAX, Inc.* (Health Care Providers & Services)	613	7,135
Mercury General Corp. (Insurance)	322	13,112
Meredith Corp. (Media)	479	5,853

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	415	$15,048
Molina Healthcare, Inc.* (Health Care Providers & Services)	749	104,644
MSA Safety, Inc. (Commercial Services & Supplies)	152	15,382
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	537	29,519
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	979	6,001
National Fuel Gas Co. (Gas Utilities)	1,030	38,409
National Instruments Corp. (Electronic Equipment, Instruments & Components)	747	24,711
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	920	29,615
Navient Corp. (Consumer Finance)	2,032	15,403
NCR Corp.* (Technology Hardware, Storage & Peripherals)	867	15,346
Nektar Therapeutics* (Pharmaceuticals)	1,430	25,525
NetScout Systems, Inc.* (Communications Equipment)	787	18,628
New Jersey Resources Corp. (Gas Utilities)	1,141	38,760
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,787	26,170
NewMarket Corp. (Chemicals)	31	11,869
NorthWestern Corp. (Multi-Utilities)	602	36,017
NOW, Inc.* (Trading Companies & Distributors)	1,297	6,693
Nu Skin Enterprises, Inc. - Class A (Personal Products)	661	14,443
NuVasive, Inc.* (Health Care Equipment & Supplies)	220	11,145
nVent Electric PLC (Electrical Equipment)	1,858	31,344
OGE Energy Corp. (Electric Utilities)	2,390	73,445
O-I Glass, Inc. (Containers & Packaging)	1,858	13,210
Old Republic International Corp. (Insurance)	3,406	51,942
Olin Corp. (Chemicals)	1,905	22,231
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	285	13,207
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,433	38,032
ONE Gas, Inc. (Gas Utilities)	317	26,508
Oshkosh Corp. (Machinery)	332	21,358
Owens Corning (Building Products)	611	23,713
PacWest Bancorp (Banks)	1,431	25,644
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	94	5,017
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,858	22,607
Patterson Cos., Inc. (Health Care Providers & Services)	1,026	15,688
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,315	5,440
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,214	8,595
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,561	16,999
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,301	16,458
Pilgrim’s Pride Corp.* (Food Products)	225	4,077
Pinnacle Financial Partners, Inc. (Banks)	860	32,284
PNM Resources, Inc. (Electric Utilities)	475	18,050
PolyOne Corp. (Chemicals)	1,077	20,431
Post Holdings, Inc.* (Food Products)	429	35,594
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	433	13,592
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	598	21,935
Prosperity Bancshares, Inc. (Banks)	1,128	54,426
PTC, Inc.* (Software)	596	36,482
Rayonier, Inc. (Equity Real Estate Investment Trusts)	896	21,101
Regal Beloit Corp. (Electrical Equipment)	491	30,908
Reinsurance Group of America, Inc. (Insurance)	747	62,852
Resideo Technologies, Inc.* (Building Products)	1,464	7,086
RLI Corp. (Insurance)	174	15,300
RPM International, Inc. (Chemicals)	620	36,890
Ryder System, Inc. (Road & Rail)	634	16,763
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,451	26,765
Sabre Corp. (IT Services)	1,700	10,081
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,389	11,223
Science Applications International Corp. (IT Services)	321	23,956
Selective Insurance Group, Inc. (Insurance)	708	35,188
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	387	14,513
Sensient Technologies Corp. (Chemicals)	505	21,973
Service Corp. International (Diversified Consumer Services)	1,073	41,965
Service Properties Trust (Equity Real Estate Investment Trusts)	1,964	10,606
Signature Bank (Banks)	644	51,771
Silgan Holdings, Inc. (Containers & Packaging)	371	10,766
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	468	5,869
SLM Corp. (Consumer Finance)	2,519	18,112
Sonoco Products Co. (Containers & Packaging)	1,192	55,250
Southwest Gas Holdings, Inc. (Gas Utilities)	654	45,492
Spire, Inc. (Gas Utilities)	610	45,433
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	691	18,070
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,409	26,193
Steel Dynamics, Inc. (Metals & Mining)	1,312	29,571
Stericycle, Inc.* (Commercial Services & Supplies)	610	29,634
Sterling Bancorp (Banks)	2,411	25,195
Stifel Financial Corp. (Capital Markets)	415	17,131
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	154	8,912
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	489	35,746
Synovus Financial Corp. (Banks)	1,751	30,748
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	416	17,422
Taylor Morrison Home Corp.* (Household Durables)	1,600	17,599
TCF Financial Corp. (Banks)	1,832	41,513

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	424	$55,479
TEGNA, Inc. (Media)	2,588	28,106
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,167	19,559
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,241	17,870
Teradata Corp.* (IT Services)	818	16,761
Terex Corp. (Machinery)	786	11,287
Texas Capital Bancshares, Inc.* (Banks)	601	13,324
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	382	15,777
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	491	8,386
The Chemours Co. (Chemicals)	1,950	17,297
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,447	17,596
The Goodyear Tire & Rubber Co. (Auto Components)	2,772	16,133
The Hain Celestial Group, Inc.* (Food Products)	960	24,931
The Hanover Insurance Group, Inc. (Insurance)	470	42,573
The Macerich Co. (Equity Real Estate Investment Trusts)	1,315	7,403
The New York Times Co. - Class A (Media)	585	17,965
The Wendy’s Co. (Hotels, Restaurants & Leisure)	923	13,734
Thor Industries, Inc. (Automobiles)	659	27,797
Toll Brothers, Inc. (Household Durables)	722	13,899
Tootsie Roll Industries, Inc. (Food Products)	109	3,908
Transocean, Ltd.*(a) (Energy Equipment & Services)	6,862	7,959
TreeHouse Foods, Inc.* (Food Products)	670	29,581
TRI Pointe Group, Inc.* (Household Durables)	1,660	14,558
Trinity Industries, Inc. (Machinery)	1,171	18,818
TripAdvisor, Inc. (Interactive Media & Services)	1,254	21,807
Trustmark Corp. (Banks)	766	17,848
UGI Corp. (Gas Utilities)	2,495	66,542
UMB Financial Corp. (Banks)	517	23,978
Umpqua Holdings Corp. (Banks)	2,625	28,613
United Bankshares, Inc. (Banks)	1,213	27,996
United States Steel Corp.(a) (Metals & Mining)	2,024	12,771
United Therapeutics Corp.* (Biotechnology)	523	49,593
Urban Edge Properties (Equity Real Estate Investment Trusts)	745	6,563
Urban Outfitters, Inc.* (Specialty Retail)	842	11,990
Valley National Bancorp (Banks)	4,673	34,160
Valmont Industries, Inc. (Construction & Engineering)	140	14,837
Valvoline, Inc. (Chemicals)	1,033	13,522
ViaSat, Inc.* (Communications Equipment)	336	12,069
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,580	22,768
Visteon Corp.* (Auto Components)	97	4,654
Washington Federal, Inc. (Thrifts & Mortgage Finance)	344	8,930
Watsco, Inc. (Trading Companies & Distributors)	192	30,341
Webster Financial Corp. (Banks)	1,099	25,167
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	808	11,659
Werner Enterprises, Inc. (Road & Rail)	285	10,334
Williams-Sonoma, Inc. (Specialty Retail)	285	12,118
Wintrust Financial Corp. (Banks)	678	22,279
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	782	19,691
World Wrestling Entertainment, Inc.(a) - Class A (Entertainment)	244	8,279
Worthington Industries, Inc. (Metals & Mining)	442	11,603
WW International, Inc.* (Diversified Consumer Services)	266	4,498
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	618	13,411
XPO Logistics, Inc.* (Air Freight & Logistics)	1,102	53,723
TOTAL COMMON STOCKS (Cost $7,801,484)		6,778,985

	Principal Amount	Value
Repurchase Agreements(b) (1.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $92,000	$92,000	$92,000
TOTAL REPURCHASE AGREEMENTS (Cost $92,000)		92,000

	Shares	Value
Collateral for Securities Loaned (0.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	12,317	$12,317
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	273	273
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	33,038	33,038
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,628)		45,628

TOTAL INVESTMENT SECURITIES (Cost $7,939,112) - 101.4%		6,916,613
Net other assets (liabilities) - (1.4)%		(94,038)

NET ASSETS - 100.0%		$6,822,575

*          Non-income producing security.

(a)                     All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $43,881.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                      Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$12,753	0.2%
Air Freight & Logistics	53,723	0.8%
Airlines	30,833	0.5%
Auto Components	105,359	1.5%
Automobiles	27,797	0.4%
Banks	835,437	12.3%
Biotechnology	49,593	0.7%
Building Products	56,613	0.8%
Capital Markets	192,936	2.8%
Chemicals	205,056	3.1%
Commercial Services & Supplies	104,674	1.5%
Communications Equipment	75,326	1.1%
Construction & Engineering	114,238	1.7%
Consumer Finance	46,356	0.7%
Containers & Packaging	119,348	1.7%
Diversified Consumer Services	124,638	1.8%
Diversified Financial Services	39,042	0.6%
Electric Utilities	187,112	2.7%
Electrical Equipment	127,692	1.9%
Electronic Equipment, Instruments & Components	279,865	4.1%
Energy Equipment & Services	22,041	0.3%
Entertainment	21,241	0.3%
Equity Real Estate Investment Trusts	746,173	10.9%
Food & Staples Retailing	63,405	0.9%
Food Products	260,363	3.9%
Gas Utilities	261,144	3.9%
Health Care Equipment & Supplies	104,277	1.5%
Health Care Providers & Services	204,807	3.0%
Health Care Technology	13,615	0.2%
Hotels, Restaurants & Leisure	112,808	1.7%
Household Durables	73,583	1.1%
Insurance	518,471	7.6%
Interactive Media & Services	21,807	0.3%
Internet & Direct Marketing Retail	19,550	0.3%
IT Services	102,793	1.5%
Leisure Products	53,982	0.8%
Life Sciences Tools & Services	25,240	0.4%
Machinery	163,959	2.3%
Marine	14,910	0.2%
Media	84,354	1.3%
Metals & Mining	92,051	1.3%
Multiline Retail	17,567	0.3%
Multi-Utilities	90,660	1.3%
Oil, Gas & Consumable Fuels	96,527	1.4%
Paper & Forest Products	21,484	0.3%
Personal Products	30,023	0.4%
Pharmaceuticals	47,460	0.7%
Professional Services	53,467	0.8%
Real Estate Management & Development	32,314	0.5%
Road & Rail	51,010	0.7%
Semiconductors & Semiconductor Equipment	101,697	1.5%
Software	107,120	1.6%
Specialty Retail	128,674	1.9%
Technology Hardware, Storage & Peripherals	15,346	0.2%
Textiles, Apparel & Luxury Goods	21,891	0.3%
Thrifts & Mortgage Finance	35,100	0.5%
Trading Companies & Distributors	92,828	1.4%
Water Utilities	47,293	0.7%
Wireless Telecommunication Services	19,559	0.3%
Other**	43,590	0.6%
Total	$6,822,575	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (70.1%)
Activision Blizzard, Inc. (Entertainment)	5,836	$347,125
Adobe, Inc.* (Software)	3,677	1,170,168
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,459	384,715
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,682	151,027
Align Technology, Inc.* (Health Care Equipment & Supplies)	598	104,022
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,048	2,379,674
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,046	2,379,109
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,954	5,759,473
American Airlines Group, Inc.(a) (Airlines)	3,327	40,556
Amgen, Inc. (Biotechnology)	4,514	915,123
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,799	250,930
ANSYS, Inc.* (Software)	639	148,548
Apple, Inc. (Technology Hardware, Storage & Peripherals)	26,463	6,729,276
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,017	321,519
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	562	147,042
Autodesk, Inc.* (Software)	1,668	260,375
Automatic Data Processing, Inc. (IT Services)	3,288	449,404
Baidu, Inc.*ADR (Interactive Media & Services)	2,101	211,760
Biogen, Inc.* (Biotechnology)	1,370	433,441
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,365	115,343
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	318	427,812
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,013	714,382
Cadence Design Systems, Inc.* (Software)	2,132	140,797
CDW Corp. (Electronic Equipment, Instruments & Components)	1,091	101,758
Cerner Corp. (Health Care Technology)	2,385	150,231
Charter Communications, Inc.* - Class A (Media)	1,631	711,622
Check Point Software Technologies, Ltd.* (Software)	1,157	116,325
Cintas Corp. (Commercial Services & Supplies)	787	136,324
Cisco Systems, Inc. (Communications Equipment)	32,227	1,266,843
Citrix Systems, Inc. (Software)	990	140,135
Cognizant Technology Solutions Corp. (IT Services)	4,160	193,315
Comcast Corp. - Class A (Media)	34,489	1,185,732
Copart, Inc.* (Commercial Services & Supplies)	1,766	121,006
CoStar Group, Inc.* (Professional Services)	278	163,244
Costco Wholesale Corp. (Food & Staples Retailing)	3,357	957,181
CSX Corp. (Road & Rail)	5,943	340,533
Dollar Tree, Inc.* (Multiline Retail)	1,798	132,099
eBay, Inc. (Internet & Direct Marketing Retail)	6,179	185,741
Electronic Arts, Inc.* (Entertainment)	2,218	222,177
Exelon Corp. (Electric Utilities)	7,384	271,805
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,058	59,534
Facebook, Inc.* - Class A (Interactive Media & Services)	14,332	2,390,577
Fastenal Co. (Trading Companies & Distributors)	4,356	136,125
Fiserv, Inc.* (IT Services)	5,166	490,718
Fox Corp. - Class A (Media)	2,692	63,612
Fox Corp. - Class B (Media)	2,021	46,240
Gilead Sciences, Inc. (Biotechnology)	9,611	718,518
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	651	157,698
Illumina, Inc.* (Life Sciences Tools & Services)	1,117	305,075
Incyte Corp.* (Biotechnology)	1,636	119,804
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,047	1,788,504
Intuit, Inc. (Software)	1,978	454,940
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	878	434,795
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,041	285,161
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,199	172,344
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,102	264,480
Liberty Global PLC* - Class A (Media)	1,377	22,734
Liberty Global PLC* - Class C (Media)	3,331	52,330
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	936	177,419
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,484	185,828
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,056	99,942
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	378	184,683
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,815	123,057
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,409	353,683
Microsoft Corp. (Software)	45,435	7,165,555
Mondelez International, Inc. - Class A (Food Products)	10,938	547,775
Monster Beverage Corp.* (Beverages)	4,085	229,822
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,733	72,249
NetEase, Inc.ADR (Entertainment)	554	177,812
Netflix, Inc.* (Entertainment)	3,329	1,250,040
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,650	1,225,740

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,123	$176,060
O’Reilly Automotive, Inc.* (Specialty Retail)	575	173,104
PACCAR, Inc. (Machinery)	2,627	160,589
Paychex, Inc. (IT Services)	2,719	171,079
PayPal Holdings, Inc.* (IT Services)	8,920	854,002
PepsiCo, Inc. (Beverages)	10,594	1,272,339
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,675	586,864
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	821	400,886
Ross Stores, Inc. (Specialty Retail)	2,749	239,080
Seattle Genetics, Inc.* (Biotechnology)	1,302	150,225
Sirius XM Holdings, Inc. (Media)	33,604	166,004
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,294	115,658
Splunk, Inc.* (Software)	1,150	145,165
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,972	589,819
Synopsys, Inc.* (Software)	1,141	146,949
Take-Two Interactive Software, Inc.* (Entertainment)	861	102,123
Tesla, Inc.* (Automobiles)	1,369	717,356
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,102	709,703
The Kraft Heinz Co. (Food Products)	9,275	229,464
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,500	545,350
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,972	93,143
Ulta Beauty, Inc.* (Specialty Retail)	447	78,538
United Airlines Holdings , Inc.* (Airlines)	1,921	60,608
VeriSign, Inc.* (IT Services)	892	160,640
Verisk Analytics, Inc. - Class A (Professional Services)	1,246	173,668
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,953	464,716
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,780	310,185
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,258	93,978
Willis Towers Watson PLC (Insurance)	977	165,943
Workday, Inc.* - Class A (Software)	1,246	162,254
Xcel Energy, Inc. (Electric Utilities)	4,074	245,662
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,910	148,865
TOTAL COMMON STOCKS (Cost $19,908,184)		59,944,505

	Principal Amount	Value
Repurchase Agreements(b)(c) (22.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $19,306,000	$19,306,000	$19,306,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,306,000)		19,306,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	10,085	$10,085
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	225	225
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	27,053	27,053
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $37,363)		37,363
TOTAL INVESTMENT SECURITIES (Cost $39,251,547) - 92.7%		79,287,868
Net other assets (liabilities) - 7.3%		6,227,454

NET ASSETS - 100.0%		$85,515,322

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $36,436.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,394,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	71	6/22/20	$11,071,740	$677,338

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/20	1.05%	$918,378	$26,526
Nasdaq-100 Index	UBS AG	4/27/20	1.30%	13,539,916	411,399
				$14,458,294	$437,925

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$101,164	0.1%
Automobiles	717,356	0.8%
Beverages	1,502,161	1.7%
Biotechnology	3,469,083	4.0%
Commercial Services & Supplies	257,330	0.3%
Communications Equipment	1,266,843	1.5%
Electric Utilities	517,467	0.6%
Electronic Equipment, Instruments & Components	101,758	0.1%
Entertainment	2,099,277	2.5%
Food & Staples Retailing	1,267,366	1.5%
Food Products	777,239	0.9%
Health Care Equipment & Supplies	696,515	0.8%
Health Care Technology	150,231	0.2%
Hotels, Restaurants & Leisure	775,647	0.9%
Insurance	165,943	0.2%
Interactive Media & Services	7,361,120	8.6%
Internet & Direct Marketing Retail	6,995,547	8.2%
IT Services	2,319,158	2.7%
Life Sciences Tools & Services	305,075	0.4%
Machinery	160,589	0.2%
Media	2,248,274	2.6%
Multiline Retail	132,099	0.2%
Professional Services	336,912	0.4%
Road & Rail	340,533	0.4%
Semiconductors & Semiconductor Equipment	7,583,488	8.9%
Software	10,051,211	11.7%
Specialty Retail	490,722	0.6%
Technology Hardware, Storage & Peripherals	6,895,503	8.1%
Textiles, Apparel & Luxury Goods	177,419	0.2%
Trading Companies & Distributors	136,125	0.2%
Wireless Telecommunication Services	545,350	0.6%
Other**	25,570,817	29.9%
Total	$85,515,322	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (84.7%)
Apache Corp. (Oil, Gas & Consumable Fuels)	7,370	$30,807
Apergy Corp.*(a) (Energy Equipment & Services)	1,519	8,734
Baker Hughes Co. - Class A (Energy Equipment & Services)	12,739	133,760
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	7,996	137,451
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,543	152,191
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	22,974	3,968
Chevron Corp. (Oil, Gas & Consumable Fuels)	37,058	2,685,223
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,994	33,559
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	3,937	168,700
ConocoPhillips (Oil, Gas & Consumable Fuels)	21,503	662,292
Continental Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	1,674	12,789
Core Laboratories N.V. (Energy Equipment & Services)	869	8,985
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	569	9,406
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,453	22,899
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,583	52,399
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,160	82,792
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,401	409,524
EQT Corp. (Oil, Gas & Consumable Fuels)	5,015	35,456
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,994	20,090
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	82,917	3,148,357
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,491	53,765
Halliburton Co. (Energy Equipment & Services)	17,201	117,827
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,123	33,225
Hess Corp. (Oil, Gas & Consumable Fuels)	5,072	168,898
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,912	71,373
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	38,175	531,396
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	15,678	51,581
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,728	300,635
Matador Resources Co.*(a) (Oil, Gas & Consumable Fuels)	2,149	5,330
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,926	17,936
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,562	74,334
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,373	56,613
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,507	202,731
OGE Energy Corp. (Electric Utilities)	3,924	120,585
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,097	176,596
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,069	13,686
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	5,510	31,572
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,811	8,956
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,993	14,110
Phillips 66 (Oil, Gas & Consumable Fuels)	8,707	467,131
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,245	227,637
Schlumberger, Ltd. (Energy Equipment & Services)	27,129	365,971
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,561	31,517
TechnipFMC PLC (Energy Equipment & Services)	8,235	55,504
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,755	336,133
Transocean, Ltd.*(a) (Energy Equipment & Services)	11,271	13,074
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,045	364,921
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,280	32,230
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,167	24,909
TOTAL COMMON STOCKS (Cost $9,574,844)		11,789,558

Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(b)	12,299	12,299
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(b)	274	274
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(b)	32,994	32,994
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,567)		45,567

TOTAL INVESTMENT SECURITIES (Cost $9,620,411) - 85.0%		11,835,125
Net other assets (liabilities) - 15.0%		2,081,795

NET ASSETS - 100.0%		$13,916,920

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $42,269.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	4/23/20	1.00%	$2,160,790	$29,963

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Electric Utilities	$120,585	0.9%
Energy Equipment & Services	820,370	5.9%
Oil, Gas & Consumable Fuels	10,794,838	77.5%
Semiconductors & Semiconductor Equipment	53,765	0.4%
Other**	2,127,362	15.3%
Total	$13,916,920	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.5%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,374	$32,049
Akorn, Inc.* (Pharmaceuticals)	5,386	3,023
Allergan PLC (Pharmaceuticals)	2,500	442,750
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,931	11,934
Amicus Therapeutics, Inc.* (Biotechnology)	14,510	134,073
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	6,282	21,861
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,951	28,953
Arvinas, Inc.* (Pharmaceuticals)	865	34,860
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,517	89,245
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,422	469,442
Cara Therapeutics, Inc.* (Biotechnology)	2,392	31,598
Catalent, Inc.* (Pharmaceuticals)	8,812	457,783
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,457	21,009
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,856	69,628
Elanco Animal Health, Inc.* (Pharmaceuticals)	22,534	504,536
Eli Lilly & Co. (Pharmaceuticals)	2,957	410,195
Endo International PLC* (Pharmaceuticals)	11,493	42,524
Horizon Therapeutics PLC* (Pharmaceuticals)	10,666	315,927
Innoviva, Inc.* (Pharmaceuticals)	3,806	44,759
Intersect ENT, Inc.* (Pharmaceuticals)	1,795	21,271
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,084	47,401
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,929	90,094
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,222	321,362
Johnson & Johnson (Pharmaceuticals)	15,676	2,055,594
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	536	35,783
Merck & Co., Inc. (Pharmaceuticals)	24,206	1,862,410
Mylan N.V.* (Pharmaceuticals)	29,392	438,235
Myokardia, Inc.* (Pharmaceuticals)	2,633	123,435
Omeros Corp.*(a) (Pharmaceuticals)	2,867	38,332
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,377	79,701
Perrigo Co. PLC (Pharmaceuticals)	7,751	372,746
Pfizer, Inc. (Pharmaceuticals)	13,075	426,768
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,156	27,941
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,861	104,941
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,454	209,870
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,723	40,300
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	6,432	14,987
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	12,663	13,423
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,695	62,281
Tricida, Inc.* (Pharmaceuticals)	1,526	33,572
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,037	31,463
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	995	9,323
Zoetis, Inc. (Pharmaceuticals)	3,999	470,642
Zogenix, Inc.* (Pharmaceuticals)	2,885	71,346
TOTAL COMMON STOCKS (Cost $7,869,964)		10,169,370

	Principal Amount	Value
Repurchase Agreements(b) (2.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $219,000	$219,000	$219,000
TOTAL REPURCHASE AGREEMENTS (Cost $219,000)		219,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	11,847	$11,847
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	264	264
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	31,779	31,779
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,890)		43,890

TOTAL INVESTMENT SECURITIES (Cost $8,132,854) - 99.0%		10,432,260
Net other assets (liabilities) - 1.0%		108,154

NET ASSETS - 100.0%		$10,540,414

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $44,945.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	4/23/20	1.00%	$372,119	$50,067

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Biotechnology	$370,941	3.5%
Pharmaceuticals	9,798,429	93.0%
Other**	371,044	3.5%
Total	$10,540,414	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $26,391,000	$26,391,000	$26,391,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,391,000)		26,391,000

TOTAL INVESTMENT SECURITIES (Cost $26,391,000) - 108.4%		26,391,000
Net other assets (liabilities) - (8.4)%		(2,036,824)

NET ASSETS - 100.0%		$24,354,176

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $4,171,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/20	1.00%	$11,417,557	$(902,131)
Dow Jones Precious Metals Index	UBS AG	4/23/20	1.25%	12,896,647	(1,029,559)
				$24,314,204	$(1,931,690)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.3%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	728	$9,020
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,528	47,906
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	964	132,126
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,151	31,940
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,132	49,462
American Tower Corp. (Equity Real Estate Investment Trusts)	3,713	808,505
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,604	54,600
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11,983	60,753
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	1,249	43,902
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,757	16,112
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,172	172,483
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,126	20,966
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,205	111,137
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,473	15,496
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,494	23,693
Camden Property Trust (Equity Real Estate Investment Trusts)	810	64,184
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,801	105,626
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,567	14,260
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	4,072	7,126
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	975	12,188
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,000	11,170
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	317	36,740
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	941	20,824
CoStar Group, Inc.* (Professional Services)	308	180,861
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,227	35,914
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,484	503,090
CubeSmart (Equity Real Estate Investment Trusts)	1,625	43,534
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	952	58,786
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,672	8,494
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,199	305,463
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,993	7,235
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,378	42,043
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,077	99,633
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	322	33,643
EPR Properties (Equity Real Estate Investment Trusts)	656	15,888
Equinix, Inc. (Equity Real Estate Investment Trusts)	555	346,636
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,022	32,400
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,525	87,657
Equity Residential (Equity Real Estate Investment Trusts)	2,926	180,563
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	554	122,013
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,084	103,804
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	587	43,796
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,063	35,323
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,707	47,301
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,120	31,282
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,738	42,199
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,148	98,930
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	868	30,745
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,009	66,339
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,298	32,917
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,194	4,072
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	4,511	96,400
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,404	57,215
JBG Smith Properties (Equity Real Estate Investment Trusts)	988	31,448
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	430	43,421
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	813	51,788
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,538	34,212
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	720	36,922
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,077	20,625
Life Storage, Inc. (Equity Real Estate Investment Trusts)	388	36,685

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	754	$11,483
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,334	74,935
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,782	5,862
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	955	98,394
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	369	18,273
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,439	46,321
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,483	17,450
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,828	48,515
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,203	16,216
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,686	14,837
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,001	15,828
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,091	11,881
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,553	21,649
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,052	18,578
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	562	17,641
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,181	496,767
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	169	22,903
Public Storage (Equity Real Estate Investment Trusts)	1,261	250,447
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,082	25,481
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,729	136,068
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,405	53,994
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,788	9,244
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	931	38,180
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,427	11,016
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	455	16,312
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,619	17,679
SBA Communications Corp. (Equity Real Estate Investment Trusts)	946	255,392
Service Properties Trust (Equity Real Estate Investment Trusts)	1,377	7,436
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,575	141,265
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,250	6,513
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	685	29,524
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	832	21,757
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,359	24,180
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,789	32,417
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	775	96,759
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,881	16,384
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	514	21,526
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,016	12,355
The Howard Hughes Corp.* (Real Estate Management & Development)	363	18,339
The Macerich Co. (Equity Real Estate Investment Trusts)	920	5,180
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,288	8,717
UDR, Inc. (Equity Real Estate Investment Trusts)	2,454	89,669
Urban Edge Properties (Equity Real Estate Investment Trusts)	965	8,502
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,124	83,723
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,942	43,726
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,861	64,247
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,329	48,123
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	675	16,112
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,011	14,589
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,400	155,652
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,243	105,819
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,446	83,984
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	940	9,682
TOTAL COMMON STOCKS (Cost $4,083,974)		7,857,022

	Principal Amount	Value
Repurchase Agreements(a) (2.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $178,000	$178,000	$178,000
TOTAL REPURCHASE AGREEMENTS (Cost $178,000)		178,000

TOTAL INVESTMENT SECURITIES (Cost $4,261,974) - 97.5%		8,035,022
Net other assets (liabilities) - 2.5%		203,565

NET ASSETS - 100.0%		$8,238,587

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	4/23/20	1.00%	$346,689	$43,787

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,304,609	88.6%
Mortgage Real Estate Investment Trusts	204,166	2.5%
Professional Services	180,861	2.2%
Real Estate Management & Development	167,386	2.0%
Other**	381,565	4.7%
Total	$8,238,587	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Rising Rates Opportunity ::

	Principal Amount	Value
Repurchase Agreements(a)(b) (110.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $4,657,000	$4,657,000	$4,657,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,657,000)		4,657,000

TOTAL INVESTMENT SECURITIES (Cost $4,657,000) - 110.5%		4,657,000
Net other assets (liabilities) - (10.5)%		(443,686)

NET ASSETS - 100.0%		$4,213,314

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $398,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00% due on 2/15/50	Citibank North America	4/15/20	0.50%	$(3,892,281)	$(363,881)
30-Year U.S. Treasury Bond, 2.00% due on 2/15/50	Societe’ Generale	4/15/20	0.31%	(1,278,063)	529
				$(5,170,344)	$(363,352)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (77.0%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,049	$229,629
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,589	142,454
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,987	182,684
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,710	405,441
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	252	16,539
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	465	16,489
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,588	37,032
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	582	26,056
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,772	1,015,940
InterDigital, Inc. (Communications Equipment)	133	5,936
KLA Corp. (Semiconductors & Semiconductor Equipment)	682	98,031
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	627	150,480
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,871	64,971
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,169	56,825
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,033	70,037
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,777	200,921
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	234	19,059
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	174	29,138
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,639	695,639
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,774	22,069
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	502	40,476
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,930	333,515
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	285	10,688
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	188	16,057
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	733	65,516
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	724	39,219
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,034	403,118
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	185	24,379
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,085	84,565
TOTAL COMMON STOCKS (Cost $1,359,111)		4,502,903

	Principal Amount	Value
Repurchase Agreements(a) (2.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $171,000	$171,000	$171,000
TOTAL REPURCHASE AGREEMENTS (Cost $171,000)		171,000

TOTAL INVESTMENT SECURITIES (Cost $1,530,111) - 79.9%		4,673,903
Net other assets (liabilities) - 20.1%		1,173,067

NET ASSETS - 100.0%		$5,846,970

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/20	1.00%	$1,337,820	$27,987

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Communications Equipment	$5,936	0.1%
Semiconductors & Semiconductor Equipment	4,496,967	76.9%
Other**	1,344,067	23.0%
Total	$5,846,970	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000

TOTAL INVESTMENT SECURITIES (Cost $14,000) - 108.8%		14,000
Net other assets (liabilities) - (8.8)%		(1,131)

NET ASSETS - 100.0%		$12,869

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $11,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/20	(0.70)%	$(7,659)	$(124)
Dow Jones Industrial Average	UBS AG	4/27/20	(0.70)%	(5,121)	(59)
				$(12,780)	$(183)

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $2,957,000	$2,957,000	$2,957,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,957,000)		2,957,000

TOTAL INVESTMENT SECURITIES (Cost $2,957,000) - 96.8%		2,957,000
Net other assets (liabilities) - 3.2%		96,713

NET ASSETS - 100.0%		$3,053,713

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $838,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/20	0.00	%*	$(58,241)	$(1,005)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/27/20	0.00	%*	(2,991,248)	(49,084)
					$(3,049,489)	$(50,089)

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

 *                        Amount is less than 0.005%.

March 31, 2020 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $1,834,000	$1,834,000	$1,834,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,834,000)		1,834,000

TOTAL INVESTMENT SECURITIES (Cost $1,834,000) - 103.8%		1,834,000
Net other assets (liabilities) - (3.8)%		(66,501)

NET ASSETS - 100.0%		$1,767,499

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $492,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/20	(0.10)%	$(207,069)	$(3,016)
MSCI EAFE Index	UBS AG	4/27/20	(0.20)%	(1,543,033)	(22,108)
				$(1,750,102)	$(25,124)

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (180.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $1,179,000	$1,179,000	$1,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,179,000)		1,179,000

TOTAL INVESTMENT SECURITIES (Cost $1,179,000) - 180.6%		1,179,000
Net other assets (liabilities)(c) - (80.6)%		(526,162)

NET ASSETS - 100.0%		$652,838

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $191,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $443,585 of net capital redemptions.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/20	(0.55)%	$(399,538)	$(5,926)
S&P MidCap 400	UBS AG	4/27/20	(0.50)%	(255,262)	1,873
				$(654,800)	$(4,053)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (317.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $9,426,000	$9,426,000	$9,426,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,426,000)		9,426,000

TOTAL INVESTMENT SECURITIES (Cost $9,426,000) - 317.6%		9,426,000
Net other assets (liabilities)(c) - (217.6)%		(6,458,100)

NET ASSETS - 100.0%		$2,967,900

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,476,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $6,493,647 of net capital redemptions.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	6/22/20	$(467,820)	$997

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/20	(0.80)%	$(1,829,273)	$(52,885)
Nasdaq-100 Index	UBS AG	4/27/20	(0.65)%	(655,804)	34,428
				$(2,485,077)	$(18,457)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (122.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $3,079,000	$3,079,000	$3,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,079,000)		3,079,000

TOTAL INVESTMENT SECURITIES (Cost $3,079,000) - 122.3%		3,079,000
Net other assets (liabilities) - (22.3)%		(561,715)

NET ASSETS - 100.0%		$2,517,285

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $528,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	6/22/20	$(114,970	$(4,488)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/20	(0.25)%		$(2,036,627)	$(24,537)
Russell 2000 Index	UBS AG	4/27/20	0.00	%*	(356,736)	(13,550)
					$(2,393,363)	$(38,087)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

*	Amount is less than 0.005%.

March 31, 2020 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.7%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	75	$992
1st Source Corp. (Banks)	50	1,622
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	2,505
8x8, Inc.* (Software)	250	3,465
AAON, Inc. (Building Products)	125	6,040
AAR Corp. (Aerospace & Defense)	100	1,776
Aaron’s, Inc. (Specialty Retail)	200	4,555
Abercrombie & Fitch Co. - Class A (Specialty Retail)	175	1,591
ABM Industries, Inc. (Commercial Services & Supplies)	175	4,263
Acacia Communications, Inc.* (Communications Equipment)	100	6,718
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	299	12,632
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	2,788
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	75	625
Acceleron Pharma, Inc.* (Biotechnology)	125	11,233
ACCO Brands Corp. (Commercial Services & Supplies)	275	1,389
ACI Worldwide, Inc.* (Software)	300	7,245
Acushnet Holdings Corp. (Leisure Products)	100	2,571
Addus Homecare Corp.* (Health Care Providers & Services)	25	1,690
Adient PLC* (Auto Components)	250	2,268
Adtalem Global Education, Inc.* (Diversified Consumer Services)	150	4,019
ADTRAN, Inc. (Communications Equipment)	125	960
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	200	6,559
Advanced Drainage Systems, Inc. (Building Products)	100	2,944
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,849
AdvanSix, Inc.* (Chemicals)	75	716
Adverum Biotechnologies, Inc.* (Biotechnology)	150	1,466
Aegion Corp.* (Construction & Engineering)	75	1,345
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,688
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	8,366
AeroVironment, Inc.* (Aerospace & Defense)	50	3,048
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	100	274
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	6,190
Aimmune Therapeutics, Inc.* (Biotechnology)	125	1,803
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	3,199
Akebia Therapeutics, Inc.* (Biotechnology)	325	2,464
Akorn, Inc.* (Pharmaceuticals)	250	140
Alamo Group, Inc. (Machinery)	25	2,220
Alarm.com Holdings, Inc.* (Software)	100	3,891
Albany International Corp. - Class A (Machinery)	75	3,550
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	200	2,244
Allakos, Inc.* (Biotechnology)	50	2,225
Allegheny Technologies, Inc.* (Metals & Mining)	349	2,967
Allegiance Bancshares, Inc. (Banks)	50	1,206
Allegiant Travel Co. (Airlines)	25	2,045
ALLETE, Inc. (Electric Utilities)	150	9,102
Allogene Therapeutics, Inc.* (Biotechnology)	100	1,944
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	474	3,337
Altair Engineering, Inc.* - Class A (Software)	100	2,650
Altra Industrial Motion Corp. (Machinery)	175	3,061
Ambac Financial Group, Inc.* (Insurance)	125	1,543
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,856
AMC Entertainment Holdings, Inc.(a) - Class A (Entertainment)	150	474
Amedisys, Inc.* (Health Care Providers & Services)	100	18,353
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	3,125
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	325	1,173
American Eagle Outfitters, Inc. (Specialty Retail)	449	3,570
American Equity Investment Life Holding Co. (Insurance)	250	4,700
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	300	1,875
American Outdoor Brands Corp.* (Leisure Products)	150	1,245
American Public Education, Inc.* (Diversified Consumer Services)	50	1,197
American States Water Co. (Water Utilities)	100	8,173
American Vanguard Corp. (Chemicals)	75	1,085
American Woodmark Corp.* (Building Products)	50	2,279
America’s Car-Mart, Inc.* (Specialty Retail)	25	1,409
Ameris Bancorp (Banks)	175	4,158
AMERISAFE, Inc. (Insurance)	50	3,224
Amicus Therapeutics, Inc.* (Biotechnology)	649	5,997
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,142
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	7,226
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	250	870
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,484
AnaptysBio, Inc.* (Biotechnology)	75	1,060

	Shares	Value
Common Stocks, continued
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	$1,043
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	25	1,019
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	50	1,446
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	75	6,590
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	449	1,060
Anterix, Inc.* (Diversified Telecommunication Services)	25	1,142
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	3,349
Apogee Enterprises, Inc. (Building Products)	75	1,562
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	424	3,146
Appfolio, Inc.* (Software)	50	5,548
Appian Corp.* (Software)	75	3,017
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	4,572
ArcBest Corp. (Road & Rail)	75	1,314
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	50	1,445
Archrock, Inc. (Energy Equipment & Services)	349	1,312
Arcosa, Inc. (Construction & Engineering)	125	4,967
Arena Pharmaceuticals, Inc.*(a) (Biotechnology)	150	6,299
Ares Management Corp. (Capital Markets)	175	5,412
Argan, Inc. (Construction & Engineering)	50	1,729
Argo Group International Holdings, Ltd. (Insurance)	100	3,706
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	150	1,605
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	175	1,542
Arrow Financial Corp. (Banks)	25	697
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	250	7,192
Artisan Partners Asset Management, Inc. (Capital Markets)	150	3,224
Arvinas, Inc.* (Pharmaceuticals)	50	2,015
Asbury Automotive Group, Inc.* (Specialty Retail)	50	2,762
ASGN, Inc.* (Professional Services)	150	5,298
Astec Industries, Inc. (Machinery)	75	2,623
Astronics Corp.* (Aerospace & Defense)	75	689
Atara Biotherapeutics, Inc.* (Biotechnology)	125	1,064
Athenex, Inc.* (Biotechnology)	175	1,355
Atkore International Group, Inc.* (Electrical Equipment)	125	2,634
Atlantic Union Bankshares (Banks)	225	4,927
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	1,925
ATN International, Inc. (Diversified Telecommunication Services)	25	1,468
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	3,359
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	125	3,366
Avaya Holdings Corp.* - Class C (Software)	300	2,427
Avis Budget Group, Inc.* (Road & Rail)	175	2,433
Avista Corp. (Multi-Utilities)	175	7,436
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,831
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	1,040
Axon Enterprise, Inc.* (Aerospace & Defense)	175	12,385
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	50	1,271
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	150	2,720
Axsome Therapeutics, Inc.* (Pharmaceuticals)	75	4,412
AZZ, Inc. (Electrical Equipment)	75	2,109
B&G Foods, Inc.(a) - Class A (Food Products)	175	3,166
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	75	4,020
Balchem Corp. (Chemicals)	100	9,871
Banc of California, Inc. (Banks)	125	1,000
Bancfirst Corp. (Banks)	50	1,669
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	75	773
BancorpSouth Bank (Banks)	275	5,202
Bandwidth, Inc.* (Diversified Telecommunication Services)	50	3,365
Bank of Marin BanCorp (Banks)	25	750
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	2,555
Banner Corp. (Banks)	100	3,304
Barnes Group, Inc. (Machinery)	125	5,229
Barrett Business Services, Inc. (Professional Services)	25	991
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	3,308
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	349	1,469
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	3,608
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	1,999
Benefitfocus, Inc.* (Software)	75	668
Berkshire Hills Bancorp, Inc. (Banks)	125	1,858
Berry Corp. (Oil, Gas & Consumable Fuels)	175	422
Big Lots, Inc. (Multiline Retail)	100	1,422
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	3,403
BioTelemetry, Inc.* (Health Care Providers & Services)	100	3,851
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	50	695
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	325	8,278
Black Hills Corp. (Multi-Utilities)	175	11,205
Blackbaud, Inc. (Software)	125	6,944
Blackline, Inc.* (Software)	125	6,576
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	349	6,497
Bloom Energy Corp.* (Electrical Equipment)	150	785
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	1,785
Blucora, Inc.* (Capital Markets)	125	1,506

	Shares	Value
Common Stocks, continued
Blueprint Medicines Corp.* (Biotechnology)	125	$7,309
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	175	3,103
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	125	1,326
Boise Cascade Co. (Paper & Forest Products)	100	2,377
Boot Barn Holdings, Inc.* (Specialty Retail)	75	970
Boston Private Financial Holdings, Inc. (Banks)	225	1,609
Bottomline Technologies, Inc.* (Software)	125	4,581
Box, Inc.* - Class A (Software)	399	5,602
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	225	3,245
Brady Corp. - Class A (Commercial Services & Supplies)	125	5,641
Bridge Bancorp, Inc. (Banks)	50	1,058
Brightsphere Investment Group, Inc. (Capital Markets)	200	1,278
Brightview Holdings, Inc.* (Commercial Services & Supplies)	75	830
Brinker International, Inc. (Hotels, Restaurants & Leisure)	100	1,201
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	524	1,635
Brookline Bancorp, Inc. (Banks)	225	2,538
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	6,100
Bryn Mawr Bank Corp. (Banks)	50	1,419
Builders FirstSource, Inc.* (Building Products)	324	3,963
Byline Bancorp, Inc. (Banks)	75	778
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	8,561
Cactus, Inc. - Class A (Energy Equipment & Services)	125	1,450
Cadence Bancorp (Banks)	349	2,286
CAI International, Inc.* (Trading Companies & Distributors)	50	707
Calavo Growers, Inc. (Food Products)	50	2,885
Caleres, Inc. (Specialty Retail)	125	650
California Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	125	125
California Water Service Group (Water Utilities)	125	6,290
Callaway Golf Co. (Leisure Products)	250	2,555
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	649	356
Cal-Maine Foods, Inc. (Food Products)	100	4,398
Camden National Corp. (Banks)	50	1,573
Cannae Holdings, Inc.* (Diversified Financial Services)	200	6,698
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	374	4,342
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	225	945
Cara Therapeutics, Inc.* (Biotechnology)	100	1,321
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	3,521
Cardtronics PLC* - Class A (IT Services)	100	2,092
CareDx, Inc.* (Biotechnology)	125	2,729
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	275	4,067
Cargurus, Inc.* (Interactive Media & Services)	200	3,788
Carolina Financial Corp. (Banks)	50	1,294
Carpenter Technology Corp. (Metals & Mining)	125	2,438
Cars.com, Inc.* (Interactive Media & Services)	200	860
Carter Bank & Trust (Banks)	75	689
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	125	4,883
Cass Information Systems, Inc. (IT Services)	50	1,758
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	125	903
Cathay General Bancorp (Banks)	225	5,163
Cavco Industries, Inc.* (Household Durables)	25	3,624
CBIZ, Inc.* (Professional Services)	150	3,138
CBTX, Inc. (Banks)	50	889
CenterState Bank Corp. (Banks)	349	6,012
Central Garden & Pet Co.* - Class A (Household Products)	125	3,196
Central Pacific Financial Corp. (Banks)	75	1,193
Century Communities, Inc.* (Household Durables)	75	1,088
Cerus Corp.* (Health Care Equipment & Supplies)	374	1,739
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,247
Chart Industries, Inc.* (Machinery)	100	2,898
Chase Corp. (Chemicals)	25	2,057
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	743
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	75	755
Chegg, Inc.* (Diversified Consumer Services)	325	11,628
Chesapeake Utilities Corp. (Gas Utilities)	50	4,286
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	100	10,294
Cimpress PLC* (Commercial Services & Supplies)	50	2,660
CIRCOR International, Inc.* (Machinery)	50	582
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	11,484
City Holding Co. (Banks)	50	3,327
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	100	723
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	100	1,717
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	200	3,760
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	1,174	4,637
Cloudera, Inc.* (Software)	649	5,108
Clovis Oncology, Inc.* (Biotechnology)	125	795
CNO Financial Group, Inc. (Insurance)	449	5,562
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	549	2,920
Coca-Cola Consolidated, Inc. (Beverages)	25	5,213
Codexis, Inc.* (Life Sciences Tools & Services)	150	1,674
Coeur Mining, Inc.* (Metals & Mining)	574	1,843

	Shares	Value
Common Stocks, continued
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	$10,245
Cohen & Steers, Inc. (Capital Markets)	75	3,409
Coherus Biosciences, Inc.* (Biotechnology)	175	2,839
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,548
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	1,633
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	225	887
Columbia Banking System, Inc. (Banks)	200	5,359
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	150	2,160
Columbus McKinnon Corp. (Machinery)	75	1,875
Comfort Systems USA, Inc. (Construction & Engineering)	100	3,654
Commercial Metals Co. (Metals & Mining)	325	5,131
Community Bank System, Inc. (Banks)	150	8,819
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	50	1,914
Community Trust Bancorp, Inc. (Banks)	50	1,590
CommVault Systems, Inc.* (Software)	100	4,048
Compass Minerals International, Inc. (Metals & Mining)	100	3,847
Comtech Telecommunications Corp. (Communications Equipment)	75	997
Conduent, Inc.* (IT Services)	474	1,161
CONMED Corp. (Health Care Equipment & Supplies)	75	4,295
ConnectOne Bancorp, Inc. (Banks)	100	1,344
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	75	277
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	118
Cooper Tire & Rubber Co. (Auto Components)	150	2,445
Cooper-Standard Holding, Inc.* (Auto Components)	50	514
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	3,270
Corecivic, Inc. (Equity Real Estate Investment Trusts)	325	3,630
Core-Mark Holding Co., Inc. (Distributors)	125	3,571
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	25	460
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	125	490
Cornerstone OnDemand, Inc.* (Software)	150	4,763
CorVel Corp.* (Health Care Providers & Services)	25	1,363
Covanta Holding Corp. (Commercial Services & Supplies)	325	2,779
Cowen, Inc. - Class A (Capital Markets)	75	725
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	50	4,160
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	175	2,973
CryoLife, Inc.* (Health Care Equipment & Supplies)	100	1,692
CryoPort, Inc.* (Health Care Equipment & Supplies)	75	1,280
CSG Systems International, Inc. (IT Services)	100	4,185
CSW Industrials, Inc. (Building Products)	50	3,243
CTS Corp. (Electronic Equipment, Instruments & Components)	100	2,489
Cubic Corp. (Aerospace & Defense)	100	4,131
Cushman & Wakefield PLC* (Real Estate Management & Development)	275	3,229
Customers Bancorp, Inc.* (Banks)	75	820
CVB Financial Corp. (Banks)	375	7,518
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	75	1,240
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	200	296
Cytokinetics, Inc.* (Biotechnology)	150	1,769
Cytomx Therapeutics, Inc.* (Biotechnology)	125	959
Dana, Inc. (Auto Components)	399	3,116
Darling Ingredients, Inc.* (Food Products)	449	8,606
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	100	1,308
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	10,050
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	3,545
Deluxe Corp. (Commercial Services & Supplies)	125	3,241
Denali Therapeutics, Inc.* (Biotechnology)	125	2,189
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,273	235
Denny’s Corp.* (Hotels, Restaurants & Leisure)	175	1,344
Designer Brands, Inc. (Specialty Retail)	175	872
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	250	1,918
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	175	320
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	574	2,916
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	150	2,756
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	225	792
Digimarc Corp.* (Software)	25	326
Dillard’s, Inc.(a) - Class A (Multiline Retail)	25	924
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	100	1,371
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	50	1,434
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,079
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	674	2,447
DMC Global, Inc. (Machinery)	50	1,151
Domo, Inc.* (Software)	50	497
Dorman Products, Inc.* (Auto Components)	75	4,145
Douglas Dynamics, Inc. (Machinery)	75	2,663
Dril-Quip, Inc.* (Energy Equipment & Services)	100	3,050
Ducommun, Inc.* (Aerospace & Defense)	25	621
DXP Enterprises, Inc.* (Trading Companies & Distributors)	50	613
Dycom Industries, Inc.* (Construction & Engineering)	75	1,924
Eagle Bancorp, Inc. (Banks)	100	3,021
Eagle Pharmaceuticals, Inc.* (Biotechnology)	25	1,150

	Shares	Value
Common Stocks, continued
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	200	$4,928
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	10,447
Ebix, Inc. (Software)	75	1,139
Echo Global Logistics, Inc.* (Air Freight & Logistics)	75	1,281
Edgewell Personal Care Co.* (Personal Products)	150	3,611
Editas Medicine, Inc.* (Biotechnology)	150	2,975
eHealth, Inc.* (Insurance)	75	10,561
El Paso Electric Co. (Electric Utilities)	125	8,495
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	175	2,520
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	75	428
EMCOR Group, Inc. (Construction & Engineering)	150	9,197
Emergent BioSolutions, Inc.* (Biotechnology)	125	7,232
Employers Holdings, Inc. (Insurance)	100	4,051
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	2,572
Encore Capital Group, Inc.* (Consumer Finance)	75	1,754
Encore Wire Corp. (Electrical Equipment)	50	2,100
Endo International PLC* (Pharmaceuticals)	624	2,309
Enerpac Tool Group Corp. (Machinery)	150	2,483
EnerSys (Electrical Equipment)	125	6,190
Ennis, Inc. (Commercial Services & Supplies)	75	1,409
Enova International, Inc.* (Consumer Finance)	100	1,449
Enphase Energy, Inc.* (Electrical Equipment)	250	8,072
EnPro Industries, Inc. (Machinery)	50	1,979
Enstar Group, Ltd.* (Insurance)	25	3,976
Entercom Communications Corp. - Class A (Media)	349	597
Enterprise Financial Services Corp. (Banks)	75	2,093
Envestnet, Inc.* (Software)	125	6,723
Epizyme, Inc.* (Biotechnology)	225	3,490
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	1,566
ESCO Technologies, Inc. (Machinery)	75	5,692
Esperion Therapeutics, Inc.* (Biotechnology)	75	2,365
Essent Group, Ltd. (Thrifts & Mortgage Finance)	275	7,243
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	201	2,625
Ethan Allen Interiors, Inc. (Household Durables)	75	767
Eventbrite, Inc.* (Interactive Media & Services)	100	730
Everbridge, Inc.* (Software)	100	10,635
Everi Holdings, Inc.* (IT Services)	200	660
EVERTEC, Inc. (IT Services)	175	3,978
Evo Payments, Inc.* (IT Services)	100	1,530
Evolent Health, Inc.* (Health Care Technology)	200	1,086
Evoqua Water Technologies Corp.* (Machinery)	200	2,242
ExlService Holdings, Inc.* (IT Services)	100	5,203
Exponent, Inc. (Professional Services)	150	10,786
Exterran Corp.* (Energy Equipment & Services)	100	480
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	275	116
Extreme Networks, Inc.* (Communications Equipment)	325	1,004
EZCORP, Inc.* - Class A (Consumer Finance)	150	626
Fabrinet* (Electronic Equipment, Instruments & Components)	100	5,456
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	50	2,225
Fate Therapeutics, Inc.* (Biotechnology)	150	3,332
FB Financial Corp. (Banks)	50	986
FBL Financial Group, Inc. - Class A (Insurance)	25	1,167
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	25	1,391
Federal Signal Corp. (Machinery)	175	4,774
Federated Hermes, Inc. - Class B (Capital Markets)	275	5,238
Ferro Corp.* (Chemicals)	225	2,106
FGL Holdings (Diversified Financial Services)	400	3,920
FibroGen, Inc.* (Biotechnology)	225	7,818
Financial Institutions, Inc. (Banks)	50	907
First Bancorp (Banks)	599	3,187
First Bancorp/Southern Pines (Banks)	75	1,731
First Bancshares, Inc. (Banks)	50	954
First Busey Corp. (Banks)	150	2,567
First Commonwealth Financial Corp. (Banks)	275	2,514
First Community Bancshares, Inc. (Banks)	50	1,165
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	100	1,474
First Financial Bancorp (Banks)	275	4,100
First Financial Bankshares, Inc. (Banks)	374	10,037
First Financial Corp. (Banks)	25	843
First Foundation, Inc. (Banks)	100	1,022
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	11,596
First Interstate BancSystem - Class A (Banks)	100	2,884
First Merchants Corp. (Banks)	175	4,636
First Mid Bancshares, Inc. (Banks)	50	1,187
First Midwest Bancorp, Inc. (Banks)	300	3,971
First of Long Island Corp. (Banks)	75	1,301
FirstCash, Inc. (Consumer Finance)	125	8,967
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	624	4,156
Five9, Inc.* (Software)	175	13,380
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	75	1,487
Fluidigm Corp.* (Life Sciences Tools & Services)	200	508
Flushing Financial Corp. (Banks)	75	1,002
Focus Financial Partners, Inc.* (Capital Markets)	75	1,726
ForeScout Technologies, Inc.* (Software)	125	3,949
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	200	4,018

	Shares	Value
Common Stocks, continued
Forrester Research, Inc.* (Professional Services)	25	$731
Forward Air Corp. (Air Freight & Logistics)	75	3,799
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	125	411
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	3,742
Fox Factory Holding Corp.* (Auto Components)	100	4,200
Franklin Electric Co., Inc. (Machinery)	125	5,890
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	299	1,713
Frank’s International N.V.* (Energy Equipment & Services)	300	777
Fresh Del Monte Produce, Inc. (Food Products)	75	2,071
Freshpet, Inc.* (Food Products)	75	4,790
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	150	1,793
FTI Consulting, Inc.* (Professional Services)	100	11,976
Fulton Financial Corp. (Banks)	449	5,158
Funko, Inc.* (Distributors)	50	200
G1 Therapeutics, Inc.* (Biotechnology)	100	1,102
GameStop Corp.*(a) - Class A (Specialty Retail)	275	963
Gannett Co., Inc.* (Media)	350	518
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	125	453
GATX Corp. (Trading Companies & Distributors)	100	6,255
GCP Applied Technologies, Inc.* (Chemicals)	150	2,670
Generac Holdings, Inc.* (Electrical Equipment)	175	16,304
Genesco, Inc.* (Specialty Retail)	50	667
Gentherm, Inc.* (Auto Components)	100	3,140
Genworth Financial, Inc.* - Class A (Insurance)	1,423	4,724
German American BanCorp, Inc. (Banks)	75	2,059
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,374
Gibraltar Industries, Inc.* (Building Products)	100	4,292
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	963
Glacier Bancorp, Inc. (Banks)	225	7,650
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	75	1,077
Glaukos Corp.* (Health Care Equipment & Supplies)	100	3,086
Global Blood Therapeutics, Inc.* (Biotechnology)	150	7,663
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	3,008
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	9,569
Glu Mobile, Inc.* (Entertainment)	325	2,044
GMS, Inc.* (Trading Companies & Distributors)	100	1,573
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	2,166
Goosehead Insurance, Inc.* (Insurance)	25	1,116
GoPro, Inc.* - Class A (Household Durables)	350	917
Gorman-Rupp Co. (Machinery)	50	1,561
Gossamer Bio, Inc.* (Biotechnology)	50	508
Granite Construction, Inc. (Construction & Engineering)	125	1,898
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	761
Gray Television, Inc.* (Media)	250	2,685
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	175	1,453
Great Southern BanCorp, Inc. (Banks)	25	1,010
Great Western Bancorp, Inc. (Banks)	150	3,072
Green Dot Corp.* - Class A (Consumer Finance)	150	3,808
Greif, Inc. - Class A (Containers & Packaging)	75	2,332
Griffon Corp. (Building Products)	100	1,265
Group 1 Automotive, Inc. (Specialty Retail)	50	2,213
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,273	1,248
GTT Communications, Inc.* (IT Services)	100	795
Guess?, Inc. (Specialty Retail)	150	1,016
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	449	200
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	1,468
H.B. Fuller Co. (Chemicals)	150	4,190
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	14,948
Halozyme Therapeutics, Inc.* (Biotechnology)	399	7,177
Hamilton Lane, Inc. (Capital Markets)	50	2,766
Hancock Whitney Corp. (Banks)	250	4,880
Hanger, Inc.* (Health Care Providers & Services)	100	1,558
Hanmi Financial Corp. (Banks)	75	814
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	175	3,571
Harmonic, Inc.* (Communications Equipment)	250	1,440
Harsco Corp.* (Machinery)	225	1,568
Hawaiian Holdings, Inc. (Airlines)	125	1,305
Hawkins, Inc. (Chemicals)	25	890
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	9,747
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	4,782
HealthEquity, Inc.* (Health Care Providers & Services)	175	8,853
HealthStream, Inc.* (Health Care Technology)	75	1,796
Heartland Express, Inc. (Road & Rail)	125	2,321
Heartland Financial USA, Inc. (Banks)	100	3,020
Hecla Mining Co. (Metals & Mining)	1,348	2,453
Heidrick & Struggles International, Inc. (Professional Services)	50	1,125
Helen of Troy, Ltd.* (Household Durables)	75	10,801
Helios Technologies, Inc. (Machinery)	75	2,844
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	399	654
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	1,535

	Shares	Value
Common Stocks, continued
Heritage Commerce Corp. (Banks)	125	$959
Heritage Financial Corp. (Banks)	100	2,000
Herman Miller, Inc. (Commercial Services & Supplies)	175	3,885
Heron Therapeutics, Inc.* (Biotechnology)	200	2,348
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	100	358
Hertz Global Holdings, Inc.* (Road & Rail)	275	1,700
Heska Corp.* (Health Care Equipment & Supplies)	25	1,383
Hillenbrand, Inc. (Machinery)	175	3,344
Hilltop Holdings, Inc. (Banks)	200	3,024
HMS Holdings Corp.* (Health Care Technology)	250	6,318
HNI Corp. (Commercial Services & Supplies)	125	3,149
Home BancShares, Inc. (Banks)	424	5,083
HomeStreet, Inc. (Thrifts & Mortgage Finance)	75	1,667
Homology Medicines, Inc.* (Biotechnology)	75	1,166
Hope Bancorp, Inc. (Banks)	349	2,869
Horace Mann Educators Corp. (Insurance)	125	4,574
Horizon BanCorp, Inc. (Banks)	100	986
Hostess Brands, Inc.* (Food Products)	275	2,932
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	300	564
Houlihan Lokey, Inc. (Capital Markets)	100	5,212
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,547
Hudson, Ltd.* - Class A (Specialty Retail)	100	502
Huron Consulting Group, Inc.* (Professional Services)	75	3,402
Hyster-Yale Materials Handling, Inc. (Machinery)	25	1,002
IBERIABANK Corp. (Banks)	150	5,423
ICF International, Inc. (Professional Services)	50	3,435
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	50	958
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	174	4,959
IMAX Corp.* (Entertainment)	150	1,358
Immunomedics, Inc.* (Biotechnology)	499	6,726
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	836
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	250	2,235
Independent Bank Corp. (Banks)	75	965
Independent Bank Corp. (Banks)	100	6,436
Independent Bank Group, Inc. (Banks)	100	2,368
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	175	3,070
Infinera Corp.* (Communications Equipment)	499	2,645
Ingevity Corp.* (Chemicals)	125	4,400
Ingles Markets, Inc. (Food & Staples Retailing)	50	1,808
Innospec, Inc. (Chemicals)	75	5,211
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	25	1,898
Innoviva, Inc.* (Pharmaceuticals)	175	2,058
Inogen, Inc.* (Health Care Equipment & Supplies)	50	2,583
Inovalon Holdings, Inc.* (Health Care Technology)	200	3,332
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	9,896
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	4,213
Insmed, Inc.* (Biotechnology)	225	3,607
Insperity, Inc. (Professional Services)	100	3,730
Inspire Medical Systems, Inc.* (Health Care Technology)	25	1,507
Installed Building Products, Inc.* (Household Durables)	75	2,990
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	6,286
Intellia Therapeutics, Inc.*(a) (Biotechnology)	100	1,223
Intelsat S.A.* (Diversified Telecommunication Services)	200	306
Inter Parfums, Inc. (Personal Products)	50	2,318
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	4,722
InterDigital, Inc. (Communications Equipment)	100	4,463
Interface, Inc. (Commercial Services & Supplies)	175	1,323
International Bancshares Corp. (Banks)	150	4,032
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	75	1,792
Intersect ENT, Inc.* (Pharmaceuticals)	75	889
INTL. FCStone, Inc.* (Capital Markets)	50	1,813
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	1,921
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	400	1,364
Investors Bancorp, Inc. (Banks)	649	5,185
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	25	1,375
Invitae Corp.*(a) (Biotechnology)	250	3,418
Iovance Biotherapeutics, Inc.* (Biotechnology)	325	9,728
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	75	6,101
Iridium Communications, Inc.* (Diversified Telecommunication Services)	275	6,140
iRobot Corp.*(a) (Household Durables)	75	3,068
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	424	4,278
iStar, Inc. (Equity Real Estate Investment Trusts)	175	1,857
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	5,583
J & J Snack Foods Corp. (Food Products)	50	6,050
j2 Global, Inc. (Software)	125	9,355
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	2,629
James River Group Holdings, Ltd. (Insurance)	75	2,718
Jeld-Wen Holding, Inc.* (Building Products)	200	1,946
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	50	548
John B. Sanfilippo & Son, Inc. (Food Products)	25	2,235
John Bean Technologies Corp. (Machinery)	75	5,570
K12, Inc.* (Diversified Consumer Services)	100	1,886
Kadant, Inc. (Machinery)	25	1,866

	Shares	Value
Common Stocks, continued
Kaiser Aluminum Corp. (Metals & Mining)	50	$3,464
Kaman Corp. - Class A (Trading Companies & Distributors)	75	2,885
KB Home (Household Durables)	225	4,072
KBR, Inc. (IT Services)	399	8,251
Kearny Financial Corp. (Thrifts & Mortgage Finance)	225	1,933
Kelly Services, Inc. - Class A (Professional Services)	100	1,269
KEMET Corp. (Electronic Equipment, Instruments & Components)	150	3,624
Kennametal, Inc. (Machinery)	225	4,190
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	349	4,683
Kforce, Inc. (Professional Services)	75	1,918
Kimball International, Inc. - Class B (Commercial Services & Supplies)	100	1,191
Kinsale Capital Group, Inc. (Insurance)	50	5,226
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	225	2,131
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	75	1,126
Knoll, Inc. (Commercial Services & Supplies)	125	1,290
Knowles Corp.* (Electronic Equipment, Instruments & Components)	225	3,011
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	125	2,396
Koppers Holdings, Inc.* (Chemicals)	50	619
Korn Ferry (Professional Services)	150	3,648
Kraton Corp.* (Chemicals)	100	810
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	3,460
Kura Oncology, Inc.* (Biotechnology)	75	746
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	300	1,422
Lakeland Bancorp, Inc. (Banks)	125	1,351
Lakeland Financial Corp. (Banks)	75	2,756
Lancaster Colony Corp. (Food Products)	50	7,232
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	100	1,276
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	499	190
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	349	6,219
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	275	2,890
La-Z-Boy, Inc. (Household Durables)	125	2,569
LCI Industries (Auto Components)	75	5,011
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	1,246
LendingClub Corp.* (Consumer Finance)	184	1,444
Lexington Realty Trust (Equity Real Estate Investment Trusts)	649	6,445
LGI Homes, Inc.* (Household Durables)	50	2,258
LHC Group, Inc.* (Health Care Providers & Services)	75	10,515
Liberty Braves Group* - Class C (Entertainment)	100	1,906
Liberty Latin America, Ltd.* - Class A (Media)	125	1,315
Liberty Latin America, Ltd.* - Class C (Media)	325	3,335
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	125	336
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	200	360
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	50	3,636
Lindsay Corp. (Machinery)	25	2,290
Lithia Motors, Inc. - Class A (Specialty Retail)	50	4,090
LivaNova PLC* (Health Care Equipment & Supplies)	125	5,656
Live Oak Bancshares, Inc. (Banks)	75	935
Livent Corp.* (Chemicals)	399	2,095
LivePerson, Inc.* (Software)	175	3,981
LiveRamp Holdings, Inc.* (IT Services)	200	6,584
Loral Space & Communications, Inc.* (Media)	25	406
Louisiana-Pacific Corp. (Paper & Forest Products)	349	5,995
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	100	3,090
Lumentum Holdings, Inc.* (Communications Equipment)	225	16,582
Luminex Corp. (Life Sciences Tools & Services)	125	3,441
Luxfer Holdings PLC (Machinery)	75	1,061
M.D.C. Holdings, Inc. (Household Durables)	150	3,480
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,366
M/I Homes, Inc.* (Household Durables)	75	1,240
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	250	3,808
MacroGenics, Inc.* (Biotechnology)	125	728
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	25	1,669
Magellan Health, Inc.* (Health Care Providers & Services)	50	2,406
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	275	1,100
Malibu Boats, Inc.* (Leisure Products)	50	1,440
Mallinckrodt PLC*(a) (Pharmaceuticals)	225	446
ManTech International Corp. - Class A (IT Services)	75	5,450
Marcus & Millichap, Inc.* (Real Estate Management & Development)	75	2,033
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	125	6,947
Marten Transport, Ltd. (Road & Rail)	100	2,052
Masonite International Corp.* (Building Products)	75	3,559
MasTec, Inc.* (Construction & Engineering)	175	5,727
Matador Resources Co.*(a) (Oil, Gas & Consumable Fuels)	299	742
Materion Corp. (Metals & Mining)	50	1,751
Matrix Service Co.* (Energy Equipment & Services)	75	710
Matson, Inc. (Marine)	125	3,828
Matthews International Corp. - Class A (Commercial Services & Supplies)	75	1,814
MAX Holdings, Inc. (Real Estate Management & Development)	50	1,096
Maxar Technologies, Inc. (Aerospace & Defense)	175	1,869

	Shares	Value
Common Stocks, continued
MAXIMUS, Inc. (IT Services)	175	$10,185
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	175	2,042
MBIA, Inc.* (Insurance)	225	1,607
McGrath RentCorp (Commercial Services & Supplies)	75	3,929
Medifast, Inc. (Personal Products)	25	1,563
Medpace Holdings* (Life Sciences Tools & Services)	75	5,504
Mercantile Bank Corp. (Banks)	50	1,059
Mercury Systems, Inc.* (Aerospace & Defense)	150	10,701
Meredith Corp. (Media)	100	1,222
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	125	1,403
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	125	1,050
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	4,688
Meritage Homes Corp.* (Household Durables)	100	3,651
Meritor, Inc.* (Machinery)	225	2,981
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	100	2,172
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	2,643
MGE Energy, Inc. (Electric Utilities)	100	6,547
MGP Ingredients, Inc. (Beverages)	25	672
MicroStrategy, Inc.* - Class A (Software)	25	2,953
Middlesex Water Co. (Water Utilities)	50	3,006
Midland States BanCorp, Inc. (Banks)	50	875
Minerals Technologies, Inc. (Chemicals)	100	3,626
Mirati Therapeutics, Inc.* (Biotechnology)	75	5,765
Mobile Mini, Inc. (Commercial Services & Supplies)	125	3,279
MobileIron, Inc.* (Software)	275	1,045
Model N, Inc.* (Software)	100	2,221
Modine Manufacturing Co.* (Auto Components)	150	488
Moelis & Co. (Capital Markets)	125	3,513
Momenta Pharmaceuticals, Inc.* (Biotechnology)	275	7,479
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	25	702
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	250	3,013
Monro, Inc. (Specialty Retail)	100	4,380
Moog, Inc. - Class A (Aerospace & Defense)	100	5,053
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	50	591
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	225	1,649
MRC Global, Inc.* (Trading Companies & Distributors)	225	959
MSA Safety, Inc. (Commercial Services & Supplies)	100	10,119
MSG Networks, Inc.* - Class A (Media)	175	1,785
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	50	1,125
Mueller Industries, Inc. (Machinery)	150	3,591
Mueller Water Products, Inc. - Class A (Machinery)	449	3,596
Murphy USA, Inc.* (Specialty Retail)	75	6,326
Myers Industries, Inc. (Containers & Packaging)	100	1,075
Myokardia, Inc.* (Pharmaceuticals)	125	5,859
MYR Group, Inc.* (Construction & Engineering)	50	1,310
Myriad Genetics, Inc.* (Biotechnology)	200	2,862
Nabors Industries, Ltd. (Energy Equipment & Services)	974	380
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	100	2,405
Natera, Inc.* (Biotechnology)	150	4,479
National Bank Holdings Corp. (Banks)	75	1,793
National Beverage Corp.* (Beverages)	25	1,066
National General Holdings Corp. (Insurance)	200	3,310
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	6,190
National Healthcare Corp. (Health Care Providers & Services)	25	1,793
National Presto Industries, Inc. (Aerospace & Defense)	25	1,770
National Research Corp. (Health Care Providers & Services)	25	1,137
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	4,440
National Vision Holdings, Inc.* (Specialty Retail)	224	4,350
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	2,313
Navistar International Corp.* (Machinery)	150	2,474
NBT Bancorp, Inc. (Banks)	125	4,049
Neenah, Inc. (Paper & Forest Products)	50	2,157
Nelnet, Inc. - Class A (Consumer Finance)	50	2,271
Neogen Corp.* (Health Care Equipment & Supplies)	150	10,048
NeoGenomics, Inc.* (Life Sciences Tools & Services)	249	6,875
NETGEAR, Inc.* (Communications Equipment)	75	1,713
NetScout Systems, Inc.* (Communications Equipment)	200	4,734
Nevro Corp.* (Health Care Equipment & Supplies)	75	7,499
New Jersey Resources Corp. (Gas Utilities)	250	8,493
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	225	576
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	675	1,046
Newmark Group, Inc. (Real Estate Management & Development)	399	1,696
Newpark Resources, Inc.* (Energy Equipment & Services)	250	224
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	50	1,261
NextGen Healthcare, Inc.* (Health Care Technology)	150	1,566
NIC, Inc. (IT Services)	175	4,025
Nicolet Bankshares, Inc.* (Banks)	25	1,365
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	100	1,049
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	175	2,032

	Shares	Value
Common Stocks, continued
Noble Corp. PLC* (Energy Equipment & Services)	699	$182
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	774	513
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	125	1,399
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	275	3,182
Northwest Natural Holding Co. (Gas Utilities)	75	4,631
NorthWestern Corp. (Multi-Utilities)	150	8,975
Novagold Resources, Inc.* (Metals & Mining)	649	4,789
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	7,988
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	15,151
NOW, Inc.* (Trading Companies & Distributors)	300	1,548
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	7,599
NV5 Global, Inc.* (Construction & Engineering)	25	1,032
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	899	315
Oceaneering International, Inc.* (Energy Equipment & Services)	275	809
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	2,387
Office Depot, Inc. (Specialty Retail)	1,519	2,491
Office Properties Income Trust (Equity Real Estate Investment Trusts)	125	3,406
OFG Bancorp (Banks)	150	1,677
Oil States International, Inc.* (Energy Equipment & Services)	175	355
Old National Bancorp (Banks)	474	6,251
Omeros Corp.*(a) (Pharmaceuticals)	125	1,671
Omnicell, Inc.* (Health Care Technology)	125	8,198
ONE Gas, Inc. (Gas Utilities)	150	12,542
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	50	697
OneSpan, Inc.* (Software)	100	1,815
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	125	508
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,451
OPKO Health, Inc.*(a) (Biotechnology)	949	1,272
Opus Bank (Banks)	50	867
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	175	1,883
ORBCOMM, Inc.* (Diversified Telecommunication Services)	200	488
Origin BanCorp, Inc. (Banks)	50	1,013
Orion Engineered Carbons SA (Chemicals)	175	1,306
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	100	6,766
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	50	1,401
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	3,446
Otter Tail Corp. (Electric Utilities)	100	4,446
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	50	1,813
P.H. Glatfelter Co. (Paper & Forest Products)	125	1,528
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	399	1,221
Pacific Premier Bancorp, Inc. (Banks)	175	3,297
Pacira BioSciences, Inc.* (Pharmaceuticals)	125	4,191
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	50	2,669
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	100	710
Park National Corp. (Banks)	50	3,882
Parsons Corp.* (Aerospace & Defense)	50	1,598
Patrick Industries, Inc. (Building Products)	75	2,112
Patterson Cos., Inc. (Health Care Providers & Services)	225	3,440
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	275	1,708
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	200	580
Peapack Gladstone Financial Corp. (Banks)	50	898
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	374	4,073
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	300	3,795
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	200	182
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	75	1,658
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	2,124
Peoples BanCorp, Inc. (Banks)	50	1,108
People’s Utah BanCorp (Banks)	50	969
Perdoceo Education Corp.* (Diversified Consumer Services)	200	2,158
Perficient, Inc.* (IT Services)	100	2,709
Performance Food Group Co.* (Food & Staples Retailing)	300	7,416
Perspecta, Inc. (IT Services)	400	7,296
Petiq, Inc.* (Health Care Providers & Services)	50	1,162
PGT Innovations, Inc.* (Building Products)	150	1,259
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	50	1,209
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,796
Physicians Realty Trust (Equity Real Estate Investment Trusts)	524	7,305
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	349	6,163
Piper Sandler Cos. (Capital Markets)	50	2,529
Pitney Bowes, Inc. (Commercial Services & Supplies)	499	1,018
PJT Partners, Inc. - Class A (Capital Markets)	75	3,254
Plantronics, Inc. (Communications Equipment)	100	1,006
Playags, Inc.* (Hotels, Restaurants & Leisure)	75	199
Plexus Corp.* (Electronic Equipment, Instruments & Components)	75	4,092
Plug Power, Inc.*(a) (Electrical Equipment)	649	2,297
PNM Resources, Inc. (Electric Utilities)	225	8,550
PolyOne Corp. (Chemicals)	275	5,216

	Shares	Value
Common Stocks, continued
Portland General Electric Co. (Electric Utilities)	250	$11,985
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	1,248
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	175	5,493
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	6,625
PQ Group Holdings, Inc.* (Chemicals)	100	1,090
PRA Group, Inc.* (Consumer Finance)	125	3,465
Precigen, Inc.* (Biotechnology)	200	680
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	125	898
Preferred Bank (Banks)	50	1,691
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	150	5,502
PriceSmart, Inc. (Food & Staples Retailing)	75	3,941
Primoris Services Corp. (Construction & Engineering)	125	1,988
Principia BioPharma, Inc.* (Biotechnology)	25	1,485
ProAssurance Corp. (Insurance)	150	3,750
Progenics Pharmaceuticals, Inc.* (Biotechnology)	250	950
Progress Software Corp. (Software)	125	4,000
ProPetro Holding Corp.* (Energy Equipment & Services)	225	563
PROS Holdings, Inc.* (Software)	100	3,103
Proto Labs, Inc.* (Machinery)	75	5,709
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	175	2,251
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	50	6,776
PTC Therapeutics, Inc.* (Biotechnology)	150	6,691
Q2 Holdings, Inc.* (Software)	100	5,906
QAD, Inc. (Software)	25	998
QCR Holdings, Inc. (Banks)	50	1,354
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	674	225
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	8,701
Quaker Chemical Corp. (Chemicals)	25	3,157
Qualys, Inc.* (Software)	100	8,699
Quanex Building Products Corp. (Building Products)	100	1,008
Quidel Corp.* (Health Care Equipment & Supplies)	100	9,781
QuinStreet, Inc.* (Interactive Media & Services)	125	1,006
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	225	1,463
R1 RCM, Inc.* (Health Care Providers & Services)	275	2,500
Ra Pharmaceuticals, Inc.* (Biotechnology)	100	4,801
Radian Group, Inc. (Thrifts & Mortgage Finance)	574	7,432
Radius Health, Inc.* (Biotechnology)	125	1,625
RadNet, Inc.* (Health Care Providers & Services)	125	1,314
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	300	3,330
Rapid7, Inc.* (Software)	125	5,416
Raven Industries, Inc. (Industrial Conglomerates)	100	2,123
RBC Bearings, Inc.* (Machinery)	75	8,458
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	75	542
Realogy Holdings Corp. (Real Estate Management & Development)	325	978
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	50	7,216
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	25	213
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	200	1,710
Redfin Corp.* (Real Estate Management & Development)	250	3,855
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	275	1,392
Regenxbio, Inc.* (Biotechnology)	100	3,238
Regis Corp.* (Diversified Consumer Services)	75	443
Renasant Corp. (Banks)	150	3,276
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	100	2,052
Rent-A-Center, Inc. (Specialty Retail)	125	1,768
Repligen Corp.* (Biotechnology)	125	12,067
Republic Bancorp, Inc. - Class A (Banks)	25	826
Resources Connection, Inc. (Professional Services)	75	823
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	2,694
Retail Value, Inc. (Equity Real Estate Investment Trusts)	51	625
Retrophin, Inc.* (Biotechnology)	125	1,824
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	1,850
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	300	12,302
Rexnord Corp. (Machinery)	300	6,800
RH* (Specialty Retail)	50	5,023
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	75	1,142
Rite Aid Corp.*(a) (Food & Staples Retailing)	150	2,250
RLI Corp. (Insurance)	100	8,792
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	474	3,659
Rocket Pharmaceuticals, Inc.* (Biotechnology)	75	1,046
Rogers Corp.* (Electronic Equipment, Instruments & Components)	50	4,721
Rosetta Stone, Inc.* (Entertainment)	50	701
RPC, Inc. (Energy Equipment & Services)	175	361
RPT Realty (Equity Real Estate Investment Trusts)	225	1,357
Rubius Therapeutics, Inc.*(a) (Biotechnology)	100	445
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	75	2,394
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	75	501
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	125	4,481
S&T Bancorp, Inc. (Banks)	100	2,732
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	499	5,449
Safety Insurance Group, Inc. (Insurance)	50	4,222
Saia, Inc.* (Road & Rail)	75	5,515

	Shares	Value
Common Stocks, continued
SailPoint Technologies Holding, Inc.* (Software)	250	$3,805
Sally Beauty Holdings, Inc.* (Specialty Retail)	349	2,820
Sanderson Farms, Inc. (Food Products)	50	6,166
Sandy Spring Bancorp, Inc. (Banks)	100	2,264
Sangamo Therapeutics, Inc.* (Biotechnology)	325	2,070
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	5,456
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	25	819
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	1,604
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	75	978
Scholastic Corp. (Media)	75	1,912
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	75	2,087
Science Applications International Corp. (IT Services)	175	13,059
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	150	1,455
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	125	2,389
Seacoast Banking Corp.* (Banks)	150	2,747
SEACOR Holdings, Inc.* (Energy Equipment & Services)	50	1,348
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	1,653
Select Energy Services, Inc.* (Energy Equipment & Services)	175	565
Select Medical Holdings Corp.* (Health Care Providers & Services)	300	4,500
Selective Insurance Group, Inc. (Insurance)	175	8,697
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	6,563
Sensient Technologies Corp. (Chemicals)	125	5,438
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	100	911
ServisFirst Bancshares, Inc. (Banks)	125	3,665
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	225	2,130
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	75	2,831
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	125	6,157
Shutterstock, Inc. (Internet & Direct Marketing Retail)	50	1,608
Signet Jewelers, Ltd. (Specialty Retail)	150	968
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	10,676
Simmons First National Corp. - Class A (Banks)	250	4,600
Simply Good Foods Co.* (Food Products)	200	3,852
Simpson Manufacturing Co., Inc. (Building Products)	125	7,747
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	9,202
SJW Corp. (Water Utilities)	75	4,333
Skyline Corp.* (Household Durables)	150	2,352
SkyWest, Inc. (Airlines)	150	3,929
Sleep Number Corp.* (Specialty Retail)	75	1,437
SM Energy Co. (Oil, Gas & Consumable Fuels)	325	397
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	75	394
Sonic Automotive, Inc. - Class A (Specialty Retail)	75	996
Sonos, Inc.* (Household Durables)	200	1,696
South Jersey Industries, Inc. (Gas Utilities)	250	6,250
South State Corp. (Banks)	100	5,872
Southside Bancshares, Inc. (Banks)	100	3,039
Southwest Gas Holdings, Inc. (Gas Utilities)	150	10,434
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,523	2,573
SP Plus Corp.* (Commercial Services & Supplies)	75	1,556
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	699
Spire, Inc. (Gas Utilities)	150	11,172
Spirit Airlines, Inc.* (Airlines)	200	2,578
SPS Commerce, Inc.* (Software)	100	4,651
SPX Corp.* (Machinery)	125	4,080
SPX FLOW, Inc.* (Machinery)	125	3,553
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	4,033
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	349	7,858
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	50	6,503
Standard Motor Products, Inc. (Auto Components)	50	2,079
Standex International Corp. (Machinery)	25	1,226
State Auto Financial Corp. (Insurance)	50	1,390
Steelcase, Inc. - Class A (Commercial Services & Supplies)	250	2,468
Stemline Therapeutics, Inc.* (Biotechnology)	100	484
Stepan Co. (Chemicals)	50	4,423
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	250	5,808
Stewart Information Services Corp. (Insurance)	75	2,000
Stifel Financial Corp. (Capital Markets)	200	8,255
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	125	1,588
Stock Yards BanCorp, Inc. (Banks)	50	1,447
Stoneridge, Inc.* (Auto Components)	75	1,256
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	150	2,393
Strategic Education, Inc. (Diversified Consumer Services)	50	6,987
Sturm, Ruger & Co., Inc.(a) (Leisure Products)	50	2,546
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	1,266
Summit Materials, Inc.* - Class A (Construction Materials)	325	4,875
SunCoke Energy, Inc. (Metals & Mining)	250	963
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	175	887
Sunrun, Inc.* (Electrical Equipment)	300	3,030
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	649	5,653
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,699

	Shares	Value
Common Stocks, continued
Surmodics, Inc.* (Health Care Equipment & Supplies)	25	$833
SVMK, Inc.* (Software)	225	3,040
Sykes Enterprises, Inc.* (IT Services)	100	2,712
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,787
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	6,898
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	50	2,615
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	50	2,008
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	288
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	9,653
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	250	1,250
Taylor Morrison Home Corp.* (Household Durables)	375	4,124
Team, Inc.* (Commercial Services & Supplies)	75	488
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	13,084
TechTarget, Inc.* (Media)	75	1,546
TEGNA, Inc. (Media)	599	6,504
Teladoc Health, Inc.* (Health Care Technology)	200	31,001
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	275	249
Tenable Holdings, Inc.* (Software)	100	2,186
Tenet Healthcare Corp.* (Health Care Providers & Services)	300	4,320
Tennant Co. (Machinery)	50	2,898
Tenneco, Inc.* (Auto Components)	150	540
Terex Corp. (Machinery)	175	2,513
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	200	3,154
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	9,055
Tetra Tech, Inc. (Commercial Services & Supplies)	150	10,592
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	8,259
TG Therapeutics, Inc.* (Biotechnology)	225	2,214
The Andersons, Inc. (Food & Staples Retailing)	100	1,875
The Bancorp, Inc.* (Banks)	150	911
The Boston Beer Co., Inc.* - Class A (Beverages)	25	9,190
The Brink’s Co. (Commercial Services & Supplies)	150	7,807
The Buckle, Inc. (Specialty Retail)	75	1,028
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	2,135
The Children’s Place, Inc. (Specialty Retail)	50	978
The E.W. Scripps Co. - Class A (Media)	150	1,131
The Ensign Group, Inc. (Health Care Providers & Services)	150	5,642
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	325	3,952
The Greenbrier Cos., Inc. (Machinery)	100	1,774
The Manitowoc Co., Inc.* (Machinery)	100	850
The Marcus Corp. (Entertainment)	75	924
The Michaels Cos., Inc.* (Specialty Retail)	250	405
The Providence Service Corp.* (Health Care Providers & Services)	25	1,372
The St Joe Co.* (Real Estate Management & Development)	100	1,678
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	549	582
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	2,889
Thermon Group Holdings, Inc.* (Electrical Equipment)	100	1,507
Third Point Reinsurance, Ltd.* (Insurance)	200	1,482
Tidewater, Inc.* (Energy Equipment & Services)	100	708
Tivity Health, Inc.*(a) (Health Care Providers & Services)	125	786
TiVo Corp. (Software)	350	2,478
Tompkins Financial Corp. (Banks)	50	3,590
Tootsie Roll Industries, Inc. (Food Products)	52	1,852
TopBuild Corp.* (Household Durables)	100	7,163
TowneBank (Banks)	175	3,166
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	150	824
TPI Composites, Inc.* (Electrical Equipment)	75	1,109
Tredegar Corp. (Chemicals)	75	1,172
Trex Co., Inc.* (Building Products)	175	14,024
TRI Pointe Group, Inc.* (Household Durables)	399	3,499
Tricida, Inc.* (Pharmaceuticals)	50	1,100
TriCo Bancshares (Banks)	75	2,237
TriMas Corp.* (Machinery)	125	2,888
TriNet Group, Inc.* (Professional Services)	125	4,708
Trinseo SA (Chemicals)	125	2,264
Triple-S Management Corp.* (Health Care Providers & Services)	52	733
Tristate Capital Holdings, Inc.* (Banks)	75	725
Triton International, Ltd. (Trading Companies & Distributors)	150	3,881
Triumph Bancorp, Inc.* (Banks)	75	1,950
Triumph Group, Inc. (Aerospace & Defense)	150	1,014
Tronox Holdings PLC - Class A (Chemicals)	275	1,370
TrueBlue, Inc.* (Professional Services)	100	1,276
TrueCar, Inc.* (Interactive Media & Services)	300	726
Trupanion, Inc.* (Insurance)	75	1,952
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	275	1,488
Trustmark Corp. (Banks)	175	4,078
TTEC Holdings, Inc. (IT Services)	50	1,836
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	2,844
Tucows, Inc.* (IT Services)	25	1,207
Tupperware Brands Corp. (Household Durables)	125	203
Tutor Perini Corp.* (Construction & Engineering)	100	672
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	50	651
Twist Bioscience Corp.* (Biotechnology)	50	1,529
U.S. Concrete, Inc.* (Construction Materials)	50	907

	Shares	Value
Common Stocks, continued
U.S. Ecology, Inc. (Commercial Services & Supplies)	50	$1,520
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	25	1,725
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	360
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,380
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	150	6,664
UMB Financial Corp. (Banks)	125	5,797
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	100	1,086
UniFirst Corp. (Commercial Services & Supplies)	50	7,554
Unisys Corp.* (IT Services)	150	1,853
Unit Corp.* (Energy Equipment & Services)	150	39
United Bankshares, Inc. (Banks)	275	6,346
United Community Banks, Inc. (Banks)	225	4,120
United Fire Group, Inc. (Insurance)	50	1,631
United Natural Foods, Inc.* (Food & Staples Retailing)	150	1,377
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	524	3,160
Unitil Corp. (Multi-Utilities)	50	2,616
Universal Corp. (Tobacco)	75	3,316
Universal Electronics, Inc.* (Household Durables)	50	1,919
Universal Forest Products, Inc. (Building Products)	175	6,507
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	25	2,520
Universal Insurance Holdings, Inc. (Insurance)	75	1,344
Univest Financial Corp. (Banks)	75	1,224
Upland Software, Inc.* (Software)	75	2,012
Upwork, Inc.* (Professional Services)	150	968
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	2,863
Urogen Pharma, Ltd.* (Biotechnology)	50	892
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	75	1,058
USANA Health Sciences, Inc.* (Personal Products)	50	2,888
Valley National Bancorp (Banks)	1,074	7,850
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	1,554
Varex Imaging Corp.* (Health Care Equipment & Supplies)	100	2,271
Varonis Systems, Inc.* (Software)	75	4,775
Vector Group, Ltd. (Tobacco)	315	2,967
Vectrus, Inc.* (Aerospace & Defense)	25	1,035
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,196
Veracyte, Inc.* (Biotechnology)	125	3,039
Vericel Corp.* (Biotechnology)	125	1,146
Verint Systems, Inc.* (Software)	175	7,525
Veritex Holdings, Inc. (Banks)	150	2,096
Verra Mobility Corp.* - Class C (IT Services)	275	1,964
Verso Corp.* - Class A (Paper & Forest Products)	100	1,128
Viad Corp. (Commercial Services & Supplies)	50	1,062
Viavi Solutions, Inc.* (Communications Equipment)	649	7,275
Vicor Corp.* (Electrical Equipment)	50	2,227
ViewRay, Inc.* (Health Care Equipment & Supplies)	199	498
Viking Therapeutics, Inc.* (Biotechnology)	175	819
Virtus Investment Partners, Inc. (Capital Markets)	25	1,903
Virtusa Corp.* (IT Services)	75	2,130
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	374	5,389
Vista Outdoor, Inc.* (Leisure Products)	150	1,320
Visteon Corp.* (Auto Components)	75	3,599
Vocera Communications, Inc.* (Health Care Technology)	75	1,593
Vonage Holdings Corp.* (Diversified Telecommunication Services)	624	4,512
Voyager Therapeutics, Inc.* (Biotechnology)	75	686
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	275	468
Wabash National Corp. (Machinery)	150	1,083
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	200	2,276
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	3,020
Warrior Met Coal, Inc. (Metals & Mining)	150	1,593
Washington Federal, Inc. (Thrifts & Mortgage Finance)	225	5,840
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	524	422
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	5,371
Washington Trust BanCorp, Inc. (Banks)	50	1,828
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	75	1,091
Watford Holdings, Ltd.* (Insurance)	50	733
Watts Water Technologies, Inc. - Class A (Machinery)	75	6,348
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	75	703
WD-40 Co. (Household Products)	50	10,043
Welbilt, Inc.* (Machinery)	374	1,919
Werner Enterprises, Inc. (Road & Rail)	125	4,532
WesBanco, Inc. (Banks)	175	4,148
Westamerica Bancorp (Banks)	75	4,409
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	125	286
Whitestone REIT (Equity Real Estate Investment Trusts)	100	620
Whiting Petroleum Corp.*(a) (Oil, Gas & Consumable Fuels)	250	168
Willscot Corp.* (Construction & Engineering)	150	1,520
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	5,977
Winnebago Industries, Inc. (Automobiles)	75	2,086
WisdomTree Investments, Inc. (Capital Markets)	374	871
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	250	3,800
Workiva, Inc.* (Software)	100	3,233
World Acceptance Corp.* (Consumer Finance)	25	1,365

	Shares	Value
Common Stocks, continued
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	175	$4,406
Worthington Industries, Inc. (Metals & Mining)	100	2,625
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	349	9,998
WSFS Financial Corp. (Thrifts & Mortgage Finance)	150	3,738
WW International, Inc.* (Diversified Consumer Services)	125	2,114
Xencor, Inc.* (Biotechnology)	125	3,735
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	3,348
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	2,087
Yelp, Inc.* (Interactive Media & Services)	200	3,606
Yeti Holdings, Inc.* (Leisure Products)	125	2,440
Yext, Inc.* (Software)	250	2,548
Y-mAbs Therapeutics, Inc.* (Biotechnology)	50	1,305
York Water Co. (Water Utilities)	25	1,087
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	449	1,100
ZixCorp.* (Software)	150	647
Zogenix, Inc.* (Pharmaceuticals)	125	3,091
Zumiez, Inc.* (Specialty Retail)	50	866
Zuora, Inc.* - Class A (Software)	250	2,013
TOTAL COMMON STOCKS (Cost $3,708,737)		3,614,249

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	100	52
TOTAL CONTINGENT RIGHT (Cost $200)		52

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (54.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $3,721,000	$3,721,000	$3,721,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,721,000)		3,721,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(e)	11,017	$11,017
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(e)	245	245
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(e)	29,554	29,554
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,816)		40,816

TOTAL INVESTMENT SECURITIES (Cost $7,470,753) - 107.6%		7,376,117
Net other assets (liabilities) - (7.6)%		(519,299)

NET ASSETS - 100.0%		$6,856,818

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $38,462.
(b)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $353,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	12	6/22/20	$689,820	$48,254

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/20	0.75%	$2,518,829	$51,206
Russell 2000 Index	UBS AG	4/27/20	0.50%	52,356	986
				$2,571,185	$52,192

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$57,516	0.8%
Air Freight & Logistics	14,751	0.2%
Airlines	9,857	0.1%
Auto Components	33,974	0.5%
Automobiles	2,086	NM
Banks	323,460	4.7%
Beverages	16,141	0.2%
Biotechnology	264,566	3.8%
Building Products	63,750	0.9%
Capital Markets	54,910	0.8%
Chemicals	65,834	1.0%
Commercial Services & Supplies	102,480	1.5%
Communications Equipment	49,537	0.7%
Construction & Engineering	38,416	0.6%
Construction Materials	5,782	0.1%
Consumer Finance	25,149	0.4%
Containers & Packaging	3,407	NM
Distributors	3,771	0.1%
Diversified Consumer Services	34,394	0.5%
Diversified Financial Services	11,391	0.2%
Diversified Telecommunication Services	27,666	0.4%
Electric Utilities	49,125	0.8%
Electrical Equipment	48,364	0.7%
Electronic Equipment, Instruments & Components	106,940	1.6%
Energy Equipment & Services	15,377	0.2%
Entertainment	7,407	0.1%
Equity Real Estate Investment Trusts	254,313	3.7%
Food & Staples Retailing	27,700	0.4%
Food Products	56,235	0.8%
Gas Utilities	57,808	0.9%
Health Care Equipment & Supplies	167,953	2.4%
Health Care Providers & Services	87,874	1.3%
Health Care Technology	62,349	0.9%
Hotels, Restaurants & Leisure	70,312	1.1%
Household Durables	61,481	0.9%
Household Products	13,239	0.2%
Independent Power and Renewable Electricity Producers	15,397	0.2%
Industrial Conglomerates	2,123	NM
Insurance	97,758	1.4%
Interactive Media & Services	11,076	0.2%
Internet & Direct Marketing Retail	13,402	0.2%
IT Services	90,623	1.3%
Leisure Products	14,117	0.2%
Life Sciences Tools & Services	29,151	0.4%
Machinery	136,949	2.1%
Marine	3,828	0.1%
Media	22,956	0.3%
Metals & Mining	39,479	0.6%
Mortgage Real Estate Investment Trusts	28,177	0.4%
Multiline Retail	2,346	NM
Multi-Utilities	30,232	0.4%
Oil, Gas & Consumable Fuels	38,531	0.6%
Paper & Forest Products	15,272	0.2%
Personal Products	10,380	0.2%
Pharmaceuticals	63,012	0.9%
Professional Services	59,222	0.9%
Real Estate Management & Development	21,873	0.3%
Road & Rail	19,867	0.3%
Semiconductors & Semiconductor Equipment	118,810	1.7%
Software	191,587	2.8%
Specialty Retail	61,135	0.9%
Technology Hardware, Storage & Peripherals	5,690	0.1%
Textiles, Apparel & Luxury Goods	28,805	0.4%
Thrifts & Mortgage Finance	66,530	1.0%
Tobacco	6,283	0.1%
Trading Companies & Distributors	44,003	0.6%
Water Utilities	22,889	0.3%
Wireless Telecommunication Services	7,483	0.1%
Other**	3,242,517	47.3%
Total	$6,856,818	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.8%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,182	$32,243
8x8, Inc.* (Software)	3,537	49,023
AAON, Inc. (Building Products)	1,435	69,339
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,689	20,927
Addus Homecare Corp.* (Health Care Providers & Services)	478	32,313
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,352	65,558
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,554	106,833
AeroVironment, Inc.* (Aerospace & Defense)	448	27,310
Agilysys, Inc.* (Software)	718	11,991
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,609	99,596
Akorn, Inc.* (Pharmaceuticals)	1,200	673
Alamo Group, Inc. (Machinery)	342	30,363
Alarm.com Holdings, Inc.*(a) (Software)	1,285	49,999
Albany International Corp. - Class A (Machinery)	1,084	51,306
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,030	11,557
Allegiant Travel Co. (Airlines)	464	37,955
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,014	25,350
American States Water Co. (Water Utilities)	1,298	106,098
American Vanguard Corp. (Chemicals)	496	7,172
American Woodmark Corp.* (Building Products)	550	25,064
America’s Car-Mart, Inc.* (Specialty Retail)	156	8,791
Ameris Bancorp (Banks)	1,040	24,710
AMERISAFE, Inc. (Insurance)	327	21,082
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	889	51,393
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	619	9,186
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	327	13,322
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	504	14,571
Apogee Enterprises, Inc. (Building Products)	467	9,723
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	778	35,570
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,362	3,310
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	862	9,223
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	791	6,969
Asbury Automotive Group, Inc.* (Specialty Retail)	349	19,275
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	595	10,894
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,240	22,481
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	649	34,786
Balchem Corp. (Chemicals)	1,135	112,048
Barnes Group, Inc. (Machinery)	1,043	43,629
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	675	13,493
BioTelemetry, Inc.* (Health Care Providers & Services)	1,199	46,173
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	2,083	14,873
Blucora, Inc.* (Capital Markets)	970	11,689
Boot Barn Holdings, Inc.* (Specialty Retail)	1,007	13,021
Bottomline Technologies, Inc.* (Software)	781	28,624
Brady Corp. - Class A (Commercial Services & Supplies)	1,196	53,975
Brookline Bancorp, Inc. (Banks)	1,244	14,032
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,551	77,805
Calavo Growers, Inc. (Food Products)	323	18,634
California Water Service Group (Water Utilities)	1,137	57,214
Callaway Golf Co. (Leisure Products)	3,323	33,961
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	7,302	4,001
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,240	43,660
Cardtronics PLC* - Class A (IT Services)	841	17,594
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,653	24,448
Cavco Industries, Inc.* (Household Durables)	302	43,771
Central Pacific Financial Corp. (Banks)	534	8,491
Century Communities, Inc.* (Household Durables)	482	6,994
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	418	10,421
Chart Industries, Inc.* (Machinery)	744	21,561
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	587	5,911
CIRCOR International, Inc.* (Machinery)	701	8,153
City Holding Co. (Banks)	346	23,019
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	7,791	30,774
Coca-Cola Consolidated, Inc. (Beverages)	164	34,199
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,469	120,414
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	656	8,121
Comfort Systems USA, Inc. (Construction & Engineering)	892	32,602
Community Bank System, Inc. (Banks)	1,040	61,153
Community Health Systems, Inc.* (Health Care Providers & Services)	4,158	13,888
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	717	27,447
Comtech Telecommunications Corp. (Communications Equipment)	862	11,456

	Shares	Value
Common Stocks, continued
CONMED Corp. (Health Care Equipment & Supplies)	1,000	$57,270
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,628	43,137
CorVel Corp.* (Health Care Providers & Services)	315	17,171
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,420	41,116
CryoLife, Inc.* (Health Care Equipment & Supplies)	729	12,335
CSG Systems International, Inc. (IT Services)	1,163	48,672
CTS Corp. (Electronic Equipment, Instruments & Components)	622	15,482
Cubic Corp. (Aerospace & Defense)	561	23,175
Cutera, Inc.* (Health Care Equipment & Supplies)	502	6,556
CVB Financial Corp. (Banks)	2,256	45,233
Cytokinetics, Inc.* (Biotechnology)	1,148	13,535
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	607	7,940
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,712	9,546
Digi International, Inc.* (Communications Equipment)	1,000	9,540
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	591	16,950
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,461	59,368
DMC Global, Inc. (Machinery)	519	11,942
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	278	2,421
Dorman Products, Inc.* (Auto Components)	554	30,620
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	381	5,105
Eagle Pharmaceuticals, Inc.* (Biotechnology)	356	16,376
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,466	36,122
Ebix, Inc. (Software)	534	8,106
eHealth, Inc.* (Insurance)	878	123,640
El Paso Electric Co. (Electric Utilities)	833	56,611
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	366	3,093
Emergent BioSolutions, Inc.* (Biotechnology)	943	54,562
Enanta Pharmaceuticals, Inc.* (Biotechnology)	562	28,904
Encore Wire Corp. (Electrical Equipment)	437	18,350
Enerpac Tool Group Corp. (Machinery)	876	14,498
Enova International, Inc.* (Consumer Finance)	1,193	17,287
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	217	13,589
ESCO Technologies, Inc. (Machinery)	916	69,534
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	3,101	40,499
EVERTEC, Inc. (IT Services)	2,108	47,915
ExlService Holdings, Inc.* (IT Services)	1,203	62,592
Exponent, Inc. (Professional Services)	1,828	131,452
Extreme Networks, Inc.* (Communications Equipment)	4,291	13,259
Fabrinet* (Electronic Equipment, Instruments & Components)	1,305	71,200
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	313	13,929
Federal Signal Corp. (Machinery)	2,136	58,270
First Bancorp (Banks)	3,606	19,184
First Commonwealth Financial Corp. (Banks)	1,945	17,777
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	705	13,980
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,670	53,640
Forrester Research, Inc.* (Professional Services)	209	6,109
Forward Air Corp. (Air Freight & Logistics)	994	50,346
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	327	3,365
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,435	26,849
Fox Factory Holding Corp.* (Auto Components)	1,358	57,036
Franklin Electric Co., Inc. (Machinery)	1,356	63,908
Gentherm, Inc.* (Auto Components)	553	17,364
Geospace Technologies Corp.* (Energy Equipment & Services)	481	3,078
Getty Realty Corp. (Equity Real Estate Investment Trusts)	640	15,194
Gibraltar Industries, Inc.* (Building Products)	805	34,551
Glacier Bancorp, Inc. (Banks)	1,785	60,700
Glaukos Corp.* (Health Care Equipment & Supplies)	1,393	42,988
Glu Mobile, Inc.* (Entertainment)	4,066	25,575
GMS, Inc.* (Trading Companies & Distributors)	818	12,867
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,937	9,821
Greenhill & Co., Inc. (Capital Markets)	239	2,352
Griffon Corp. (Building Products)	1,503	19,013
H.B. Fuller Co. (Chemicals)	1,025	28,628
Hanger, Inc.* (Health Care Providers & Services)	1,319	20,550
Harmonic, Inc.*(a) (Communications Equipment)	3,381	19,475
Harsco Corp.* (Machinery)	1,332	9,284
Haynes International, Inc. (Metals & Mining)	203	4,184
HealthStream, Inc.* (Health Care Technology)	596	14,274
Heartland Express, Inc. (Road & Rail)	778	14,447
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,989	8,182
Heska Corp.* (Health Care Equipment & Supplies)	126	6,968
Hibbett Sports, Inc.* (Specialty Retail)	330	3,609
HMS Holdings Corp.* (Health Care Technology)	1,709	43,186
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	793	15,194
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,830	16,360
Independent Bank Corp. (Banks)	789	50,788
Innospec, Inc. (Chemicals)	866	60,178

	Shares	Value
Common Stocks, continued
Innovative Industrial Properties, Inc.(a) (Equity Real Estate Investment Trusts)	599	$45,482
Innoviva, Inc.* (Pharmaceuticals)	2,359	27,742
Inogen, Inc.* (Health Care Equipment & Supplies)	401	20,716
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	646	27,216
Installed Building Products, Inc.* (Household Durables)	753	30,022
Inter Parfums, Inc. (Personal Products)	623	28,876
Interface, Inc. (Commercial Services & Supplies)	1,339	10,123
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	318	17,490
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,641	36,644
iRobot Corp.*(a) (Household Durables)	440	17,996
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,241	69,285
J & J Snack Foods Corp. (Food Products)	528	63,888
James River Group Holdings, Ltd. (Insurance)	696	25,223
John B. Sanfilippo & Son, Inc. (Food Products)	311	27,803
John Bean Technologies Corp. (Machinery)	1,117	82,959
Kaiser Aluminum Corp. (Metals & Mining)	353	24,456
KEMET Corp. (Electronic Equipment, Instruments & Components)	2,050	49,528
Kinsale Capital Group, Inc. (Insurance)	728	76,098
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,187	29,262
Koppers Holdings, Inc.* (Chemicals)	732	9,055
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,119	23,354
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	763	9,736
La-Z-Boy, Inc. (Household Durables)	786	16,152
LCI Industries (Auto Components)	884	59,078
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	580	14,454
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,288	42,580
LGI Homes, Inc.* (Household Durables)	778	35,127
LHC Group, Inc.* (Health Care Providers & Services)	1,046	146,648
Lindsay Corp. (Machinery)	172	15,752
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	475	1,843
Lithia Motors, Inc. - Class A (Specialty Retail)	799	65,350
LivePerson, Inc.* (Software)	2,172	49,413
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	744	22,990
M.D.C. Holdings, Inc. (Household Durables)	1,766	40,971
M/I Homes, Inc.* (Household Durables)	527	8,711
ManTech International Corp. - Class A (IT Services)	947	68,818
Marcus & Millichap, Inc.* (Real Estate Management & Development)	423	11,463
Marten Transport, Ltd. (Road & Rail)	795	16,313
Materion Corp. (Metals & Mining)	406	14,214
MAX Holdings, Inc. (Real Estate Management & Development)	446	9,776
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,036	12,090
Medifast, Inc. (Personal Products)	409	25,563
Medpace Holdings* (Life Sciences Tools & Services)	968	71,032
Mercer International, Inc. (Paper & Forest Products)	750	5,430
Meritage Homes Corp.* (Household Durables)	725	26,470
Meritor, Inc.* (Machinery)	1,405	18,616
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	86	19,444
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,222	26,542
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	901	23,813
MGP Ingredients, Inc. (Beverages)	205	5,512
MicroStrategy, Inc.* - Class A (Software)	163	19,250
Mobile Mini, Inc. (Commercial Services & Supplies)	806	21,141
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,442	66,422
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	258	7,242
Monro, Inc. (Specialty Retail)	656	28,739
Moog, Inc. - Class A (Aerospace & Defense)	556	28,095
Mueller Industries, Inc. (Machinery)	1,328	31,792
MYR Group, Inc.* (Construction & Engineering)	277	7,255
National Bank Holdings Corp. (Banks)	793	18,953
National Beverage Corp.* (Beverages)	197	8,402
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,195	35,372
Natus Medical, Inc.* (Health Care Equipment & Supplies)	638	14,757
NBT Bancorp, Inc. (Banks)	788	25,523
Neenah, Inc. (Paper & Forest Products)	275	11,861
Neogen Corp.* (Health Care Equipment & Supplies)	1,183	79,248
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,685	101,743
Newpark Resources, Inc.* (Energy Equipment & Services)	1,616	1,450
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	604	15,227
NextGen Healthcare, Inc.* (Health Care Technology)	924	9,647
NIC, Inc. (IT Services)	2,363	54,349
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	2,401	27,876
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	719	8,046
Northwest Natural Holding Co. (Gas Utilities)	538	33,222
Omnicell, Inc.* (Health Care Technology)	934	61,252
OneSpan, Inc.* (Software)	1,149	20,854
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	950	28,187
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	296	8,291

	Shares	Value
Common Stocks, continued
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	601	$41,421
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,000	33,530
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,301	9,237
Patrick Industries, Inc. (Building Products)	788	22,190
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	164	6,758
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,750	10,867
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	622	7,290
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	475	1,468
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,532	37,509
Perdoceo Education Corp.* (Diversified Consumer Services)	1,093	11,793
Perficient, Inc.* (IT Services)	1,149	31,126
PetMed Express, Inc. (Internet & Direct Marketing Retail)	372	10,706
Piper Sandler Cos. (Capital Markets)	287	14,514
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,029	56,142
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,038	91,686
PRA Group, Inc.* (Consumer Finance)	754	20,900
Preferred Bank (Banks)	481	16,267
PriceSmart, Inc. (Food & Staples Retailing)	347	18,235
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,464	5,563
Progress Software Corp. (Software)	1,580	50,560
Proto Labs, Inc.* (Machinery)	602	45,830
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,940	1,318
Qualys, Inc.* (Software)	1,177	102,388
QuinStreet, Inc.* (Interactive Media & Services)	1,629	13,113
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,502	2,398
RadNet, Inc.* (Health Care Providers & Services)	1,474	15,492
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,085	23,144
Raven Industries, Inc. (Industrial Conglomerates)	1,264	26,835
Regenxbio, Inc.* (Biotechnology)	1,107	35,845
Rent-A-Center, Inc. (Specialty Retail)	1,738	24,575
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,250	18,653
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	96	4,465
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,103	1,385
Rogers Corp.* (Electronic Equipment, Instruments & Components)	654	61,751
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	624	4,168
Safehold, Inc. (Equity Real Estate Investment Trusts)	466	29,465
Safety Insurance Group, Inc. (Insurance)	247	20,854
Saia, Inc.* (Road & Rail)	914	67,216
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	238	7,792
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,091	30,351
Seacoast Banking Corp.* (Banks)	1,034	18,933
SEACOR Holdings, Inc.* (Energy Equipment & Services)	334	9,005
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,970	29,550
ServisFirst Bancshares, Inc. (Banks)	1,625	47,645
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,097	41,401
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	929	45,753
Shutterstock, Inc. (Internet & Direct Marketing Retail)	674	21,676
Simpson Manufacturing Co., Inc. (Building Products)	1,422	88,135
Sleep Number Corp.* (Specialty Retail)	1,002	19,198
South Jersey Industries, Inc. (Gas Utilities)	2,149	53,725
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,675	3,903
SPS Commerce, Inc.* (Software)	1,228	57,114
SPX Corp.* (Machinery)	1,559	50,886
SPX FLOW, Inc.* (Machinery)	1,504	42,744
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	319	41,496
Stepan Co. (Chemicals)	387	34,234
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,730	63,418
Strategic Education, Inc. (Diversified Consumer Services)	411	57,442
Sunrun, Inc.* (Electrical Equipment)	1,757	17,746
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,036	18,638
Surmodics, Inc.* (Health Care Equipment & Supplies)	262	8,730
Sykes Enterprises, Inc.* (IT Services)	719	19,499
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	272	14,223
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	362	14,538
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	711	4,088
TechTarget, Inc.* (Media)	807	16,633
Tennant Co. (Machinery)	646	37,436
The Buckle, Inc. (Specialty Retail)	636	8,720
The E.W. Scripps Co. - Class A (Media)	906	6,831
The Ensign Group, Inc. (Health Care Providers & Services)	1,081	40,656
The Pennant Group, Inc.* (Health Care Providers & Services)	925	13,098
The St Joe Co.* (Real Estate Management & Development)	1,115	18,710
Tompkins Financial Corp. (Banks)	241	17,304
TopBuild Corp.* (Household Durables)	1,198	85,824
Tredegar Corp. (Chemicals)	506	7,909
Triumph Bancorp, Inc.* (Banks)	578	15,028
Triumph Group, Inc. (Aerospace & Defense)	1,768	11,952
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,779	9,624
TTEC Holdings, Inc. (IT Services)	626	22,987

	Shares	Value
Common Stocks, continued
U.S. Ecology, Inc. (Commercial Services & Supplies)	431	$13,102
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	450	31,050
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,405	19,389
UniFirst Corp. (Commercial Services & Supplies)	541	81,741
United Community Banks, Inc. (Banks)	1,948	35,668
Universal Electronics, Inc.* (Household Durables)	491	18,840
Universal Forest Products, Inc. (Building Products)	2,168	80,628
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	446	44,961
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	665	9,377
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,073	11,116
Varex Imaging Corp.* (Health Care Equipment & Supplies)	810	18,395
Vector Group, Ltd. (Tobacco)	2,606	24,549
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,726	16,518
Veritex Holdings, Inc. (Banks)	832	11,623
Viad Corp. (Commercial Services & Supplies)	430	9,129
Viavi Solutions, Inc.* (Communications Equipment)	8,109	90,902
Vicor Corp.* (Electrical Equipment)	648	28,861
Virtus Investment Partners, Inc. (Capital Markets)	259	19,711
Virtusa Corp.* (IT Services)	1,053	29,905
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,622	26,187
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,009	40,632
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,366	32,606
Watts Water Technologies, Inc. - Class A (Machinery)	976	82,618
WD-40 Co.(a) (Household Products)	486	97,613
Westamerica Bancorp (Banks)	516	30,330
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,039	82,807
Winnebago Industries, Inc. (Automobiles)	1,189	33,066
Xencor, Inc.* (Biotechnology)	993	29,671
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,749	24,329
Zumiez, Inc.* (Specialty Retail)	719	12,453
TOTAL COMMON STOCKS (Cost $9,606,022)		10,161,435

	Principal Amount	Value
Repurchase Agreements(b) (0.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000

	Shares	Value
Collateral for Securities Loaned (1.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	42,576	$42,576
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	947	947
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	114,211	114,211
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $157,734)		157,734

TOTAL INVESTMENT SECURITIES (Cost $9,860,756) - 101.2%		10,416,169
Net other assets (liabilities) - (1.2)%		(121,588)

NET ASSETS - 100.0%		$10,294,581

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $154,725.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$197,365	1.9%
Air Freight & Logistics	50,346	0.5%
Airlines	37,955	0.4%
Auto Components	164,098	1.6%
Automobiles	33,066	0.3%
Banks	562,361	5.5%
Beverages	48,113	0.5%
Biotechnology	265,897	2.6%
Building Products	348,643	3.4%
Capital Markets	48,266	0.5%
Chemicals	259,224	2.5%
Commercial Services & Supplies	191,609	1.9%
Communications Equipment	144,632	1.4%
Construction & Engineering	39,857	0.4%
Consumer Finance	38,187	0.4%
Diversified Consumer Services	69,235	0.7%
Diversified Telecommunication Services	183,245	1.9%
Electric Utilities	56,611	0.5%
Electrical Equipment	64,957	0.6%
Electronic Equipment, Instruments & Components	550,409	5.3%
Energy Equipment & Services	21,715	0.2%
Entertainment	25,575	0.2%
Equity Real Estate Investment Trusts	635,068	6.2%
Food & Staples Retailing	18,235	0.2%
Food Products	110,325	1.1%
Gas Utilities	86,947	0.8%
Health Care Equipment & Supplies	373,213	3.6%
Health Care Providers & Services	457,982	4.4%
Health Care Technology	142,582	1.4%
Hotels, Restaurants & Leisure	184,385	1.8%
Household Durables	330,878	3.3%
Household Products	97,613	0.9%
Industrial Conglomerates	26,835	0.3%
Insurance	266,897	2.6%
Interactive Media & Services	13,113	0.1%
Internet & Direct Marketing Retail	75,721	0.7%
IT Services	403,457	3.9%
Leisure Products	33,961	0.3%
Life Sciences Tools & Services	172,775	1.7%
Machinery	791,081	7.6%
Media	23,464	0.2%
Metals & Mining	73,628	0.7%
Mortgage Real Estate Investment Trusts	54,299	0.5%
Oil, Gas & Consumable Fuels	39,250	0.4%
Paper & Forest Products	47,642	0.5%
Personal Products	54,439	0.5%
Pharmaceuticals	146,228	1.4%
Professional Services	137,561	1.3%
Real Estate Management & Development	80,448	0.8%
Road & Rail	97,976	1.0%
Semiconductors & Semiconductor Equipment	552,093	5.5%
Software	447,322	4.3%
Specialty Retail	203,731	2.0%
Technology Hardware, Storage & Peripherals	41,789	0.4%
Textiles, Apparel & Luxury Goods	104,534	1.0%
Thrifts & Mortgage Finance	149,181	1.4%
Tobacco	24,549	0.2%
Trading Companies & Distributors	51,802	0.5%
Water Utilities	163,312	1.7%
Wireless Telecommunication Services	45,753	0.4%
Other**	133,146	1.2%
Total	$10,294,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.2%)
AAR Corp. (Aerospace & Defense)	1,295	$22,999
Abercrombie & Fitch Co. - Class A (Specialty Retail)	2,471	22,461
ABM Industries, Inc. (Commercial Services & Supplies)	2,620	63,824
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,541	19,093
Acorda Therapeutics, Inc.* (Biotechnology)	1,889	1,762
ADTRAN, Inc. (Communications Equipment)	1,884	14,469
AdvanSix, Inc.* (Chemicals)	1,100	10,494
Aegion Corp.* (Construction & Engineering)	1,210	21,695
AeroVironment, Inc.* (Aerospace & Defense)	352	21,458
Akorn, Inc.* (Pharmaceuticals)	2,386	1,339
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,521	17,066
Allegiance Bancshares, Inc. (Banks)	753	18,155
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,337	8,263
Ambac Financial Group, Inc.* (Insurance)	1,798	22,187
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	755	18,875
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	4,433	16,003
American Equity Investment Life Holding Co. (Insurance)	3,589	67,473
American Public Education, Inc.* (Diversified Consumer Services)	607	14,526
American Vanguard Corp. (Chemicals)	492	7,114
America’s Car-Mart, Inc.* (Specialty Retail)	66	3,719
Ameris Bancorp (Banks)	1,419	33,715
AMERISAFE, Inc. (Insurance)	396	25,530
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	846	48,908
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	662	9,824
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,483	15,468
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,189	104,478
Apogee Enterprises, Inc. (Building Products)	525	10,931
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,628	41,760
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	655	29,947
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	751	5,700
ArcBest Corp. (Road & Rail)	1,005	17,608
Archrock, Inc. (Energy Equipment & Services)	5,029	18,909
Arcosa, Inc. (Construction & Engineering)	1,907	75,784
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,460	3,548
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,221	13,065
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,440	12,686
Asbury Automotive Group, Inc.* (Specialty Retail)	372	20,546
Astec Industries, Inc. (Machinery)	888	31,054
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,022	26,235
ATN International, Inc. (Diversified Telecommunication Services)	430	25,245
Avista Corp. (Multi-Utilities)	2,632	111,834
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	614	11,242
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	716	12,981
AZZ, Inc. (Electrical Equipment)	1,030	28,963
B&G Foods, Inc.(a) - Class A (Food Products)	2,525	45,677
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	425	22,780
Banc of California, Inc. (Banks)	1,769	14,152
Banner Corp. (Banks)	1,470	48,569
Barnes & Noble Education, Inc.* (Specialty Retail)	1,522	2,070
Barnes Group, Inc. (Machinery)	716	29,950
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	398	3,877
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	726	14,513
Berkshire Hills Bancorp, Inc. (Banks)	1,692	25,143
Big Lots, Inc. (Multiline Retail)	1,538	21,871
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	754	10,473
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,099	7,847
Blucora, Inc.* (Capital Markets)	847	10,206
Boise Cascade Co. (Paper & Forest Products)	1,538	36,573
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	732	8,235
Boston Private Financial Holdings, Inc. (Banks)	3,282	23,466
Bottomline Technologies, Inc.* (Software)	629	23,053
Brady Corp. - Class A (Commercial Services & Supplies)	627	28,297
Briggs & Stratton Corp.(a) (Machinery)	1,673	3,028
Brookline Bancorp, Inc. (Banks)	1,761	19,864
Cadence Bancorp (Banks)	5,046	33,051
CalAmp Corp.* (Communications Equipment)	1,344	6,048
Calavo Growers, Inc. (Food Products)	284	16,384
Caleres, Inc. (Specialty Retail)	1,606	8,351
California Water Service Group (Water Utilities)	625	31,450
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	7,231	3,962
Cal-Maine Foods, Inc. (Food Products)	1,196	52,600
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	3,727	15,653

:: ProFund VP Small-Cap Value :: March 31, 2020

	Shares	Value
Common Stocks, continued
Cardtronics PLC* - Class A (IT Services)	485	$10,146
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,920	28,397
CBL & Associates Properties, Inc.* (Equity Real Estate Investment Trusts)	6,836	1,368
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,385	3,159
Central Garden & Pet Co.* (Household Products)	386	10,615
Central Garden & Pet Co.* - Class A (Household Products)	1,585	40,528
Central Pacific Financial Corp. (Banks)	526	8,363
Century Aluminum Co.* (Metals & Mining)	1,962	7,102
Century Communities, Inc.* (Household Durables)	584	8,474
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	400	9,972
Chart Industries, Inc.* (Machinery)	579	16,779
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,847	10,971
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	1,005	10,120
Chico’s FAS, Inc. (Specialty Retail)	4,676	6,032
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,986	29,075
City Holding Co. (Banks)	257	17,098
Clearwater Paper Corp.* (Paper & Forest Products)	652	14,220
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	6,885	27,195
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	894	11,068
Columbia Banking System, Inc. (Banks)	2,845	76,246
Comfort Systems USA, Inc. (Construction & Engineering)	448	16,374
Community Bank System, Inc. (Banks)	877	51,568
Computer Programs & Systems, Inc. (Health Care Technology)	493	10,969
Conn’s, Inc.* (Specialty Retail)	750	3,135
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,023	3,775
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,837	12,908
Cooper Tire & Rubber Co. (Auto Components)	1,977	32,225
Cooper-Standard Holding, Inc.* (Auto Components)	664	6,819
Core-Mark Holding Co., Inc. (Distributors)	1,798	51,369
Covetrus, Inc.* (Health Care Providers & Services)	3,844	31,290
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,455	9,807
CryoLife, Inc.* (Health Care Equipment & Supplies)	666	11,269
CTS Corp. (Electronic Equipment, Instruments & Components)	590	14,685
Cubic Corp. (Aerospace & Defense)	605	24,993
Customers Bancorp, Inc.* (Banks)	1,133	12,384
CVB Financial Corp. (Banks)	2,726	54,656
Cytokinetics, Inc.* (Biotechnology)	1,047	12,344
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,473	7,262
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	524	6,854
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	19,420	3,585
Designer Brands, Inc. (Specialty Retail)	2,175	10,832
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	2,546	4,659
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	7,888	40,071
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,215	16,658
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,230	6,482
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	830	7,229
Dorman Products, Inc.* (Auto Components)	529	29,238
Dril-Quip, Inc.* (Energy Equipment & Services)	1,422	43,371
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	482	6,459
DXP Enterprises, Inc.* (Trading Companies & Distributors)	631	7,736
Eagle Bancorp, Inc. (Banks)	1,325	40,028
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,286	31,687
Ebix, Inc. (Software)	283	4,296
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,076	18,378
El Paso Electric Co. (Electric Utilities)	676	45,941
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	361	3,050
Emergent BioSolutions, Inc.* (Biotechnology)	676	39,113
Employers Holdings, Inc. (Insurance)	1,254	50,800
Encore Capital Group, Inc.* (Consumer Finance)	1,090	25,484
Encore Wire Corp. (Electrical Equipment)	337	14,151
Endo International PLC* (Pharmaceuticals)	7,950	29,415
Enerpac Tool Group Corp. (Machinery)	1,146	18,966
EnPro Industries, Inc. (Machinery)	818	32,377
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	290	18,160
Era Group, Inc.* (Energy Equipment & Services)	780	4,157
Ethan Allen Interiors, Inc. (Household Durables)	964	9,852
Express, Inc.* (Specialty Retail)	2,652	3,951
Exterran Corp.* (Energy Equipment & Services)	1,107	5,314
EZCORP, Inc.* - Class A (Consumer Finance)	2,068	8,624
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	334	14,863
Ferro Corp.* (Chemicals)	3,232	30,252
FGL Holdings (Diversified Financial Services)	5,152	50,490
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	798	3,216
First Bancorp (Banks)	4,540	24,153
First Commonwealth Financial Corp. (Banks)	1,706	15,593
First Financial Bancorp (Banks)	3,916	58,388
First Midwest Bancorp, Inc. (Banks)	4,336	57,387

	Shares	Value
Common Stocks, continued
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	570	$11,303
Forrester Research, Inc.* (Professional Services)	184	5,378
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,831	6,024
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	334	3,437
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,115	20,862
Franklin Financial Network, Inc. (Banks)	528	10,766
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,226	24,215
Fresh Del Monte Produce, Inc. (Food Products)	1,196	33,022
FutureFuel Corp. (Chemicals)	1,015	11,439
GameStop Corp.*(a) - Class A (Specialty Retail)	2,598	9,093
Gannett Co., Inc.* (Media)	4,841	7,165
Garrett Motion, Inc.* (Auto Components)	2,950	8,437
GCP Applied Technologies, Inc.* (Chemicals)	2,119	37,718
Genesco, Inc.* (Specialty Retail)	560	7,470
Gentherm, Inc.* (Auto Components)	674	21,164
Getty Realty Corp. (Equity Real Estate Investment Trusts)	632	15,004
Gibraltar Industries, Inc.* (Building Products)	368	15,795
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,696	13,059
Glacier Bancorp, Inc. (Banks)	1,385	47,097
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,526	47,143
GMS, Inc.* (Trading Companies & Distributors)	750	11,798
Granite Construction, Inc. (Construction & Engineering)	1,842	27,962
Great Western Bancorp, Inc. (Banks)	2,219	45,445
Green Dot Corp.* - Class A (Consumer Finance)	1,863	47,302
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,334	6,470
Greenhill & Co., Inc. (Capital Markets)	322	3,168
Group 1 Automotive, Inc. (Specialty Retail)	688	30,450
Guess?, Inc. (Specialty Retail)	1,679	11,367
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,855	2,604
H.B. Fuller Co. (Chemicals)	868	24,243
Hanmi Financial Corp. (Banks)	1,223	13,270
Harsco Corp.* (Machinery)	1,611	11,229
Haverty Furniture Cos., Inc. (Specialty Retail)	715	8,501
Hawaiian Holdings, Inc. (Airlines)	1,840	19,210
Hawkins, Inc. (Chemicals)	371	13,208
Haynes International, Inc. (Metals & Mining)	266	5,482
HCI Group, Inc. (Insurance)	253	10,183
HealthStream, Inc.* (Health Care Technology)	343	8,215
Heartland Express, Inc. (Road & Rail)	975	18,105
Heidrick & Struggles International, Inc. (Professional Services)	755	16,988
Heritage Financial Corp. (Banks)	1,444	28,880
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,414	5,062
Heska Corp.* (Health Care Equipment & Supplies)	136	7,521
Hibbett Sports, Inc.* (Specialty Retail)	328	3,587
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	4,289	815
Hillenbrand, Inc. (Machinery)	2,919	55,783
HMS Holdings Corp.* (Health Care Technology)	1,564	39,522
HomeStreet, Inc. (Thrifts & Mortgage Finance)	963	21,407
Hope Bancorp, Inc. (Banks)	4,992	41,034
Horace Mann Educators Corp. (Insurance)	1,627	59,532
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,316	59,838
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,539	13,759
Independent Bank Corp. (Banks)	473	30,447
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,571	45,095
Inogen, Inc.* (Health Care Equipment & Supplies)	273	14,103
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	690	29,070
Insteel Industries, Inc. (Building Products)	719	9,527
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,289	81,026
Interface, Inc. (Commercial Services & Supplies)	808	6,108
INTL. FCStone, Inc.* (Capital Markets)	639	23,170
Invacare Corp. (Health Care Equipment & Supplies)	1,329	9,874
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,333	21,596
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	102	5,610
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,988	44,392
iRobot Corp.*(a) (Household Durables)	624	25,521
iStar, Inc. (Equity Real Estate Investment Trusts)	2,943	31,225
J.C. Penney Co., Inc.* (Multiline Retail)	11,856	4,268
James River Group Holdings, Ltd. (Insurance)	420	15,221
Kaiser Aluminum Corp. (Metals & Mining)	231	16,004
Kaman Corp. - Class A (Trading Companies & Distributors)	1,100	42,316
Kelly Services, Inc. - Class A (Professional Services)	1,307	16,586
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,311	31,355
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	950	14,260
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	826	578
Knowles Corp.* (Electronic Equipment, Instruments & Components)	950	12,711
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,841	35,292
Korn Ferry (Professional Services)	2,180	53,018
Kraton Corp.* (Chemicals)	1,251	10,133

	Shares	Value
Common Stocks, continued
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,249	$26,067
Lannett Co., Inc.* (Pharmaceuticals)	1,321	9,181
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	694	8,855
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,262	2,758
La-Z-Boy, Inc. (Household Durables)	950	19,523
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,984	49,491
Lindsay Corp. (Machinery)	235	21,521
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	530	2,056
Livent Corp.* (Chemicals)	5,754	30,209
LSB Industries, Inc.* (Chemicals)	862	1,810
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	736	22,742
Lumber Liquidators Holdings, Inc.*(a) (Specialty Retail)	1,130	5,300
Luminex Corp. (Life Sciences Tools & Services)	1,652	45,480
Lydall, Inc.* (Machinery)	689	4,451
M/I Homes, Inc.* (Household Durables)	521	8,612
Magellan Health, Inc.* (Health Care Providers & Services)	858	41,278
Marcus & Millichap, Inc.* (Real Estate Management & Development)	452	12,249
MarineMax, Inc.* (Specialty Retail)	845	8,805
Marten Transport, Ltd. (Road & Rail)	640	13,133
Materion Corp. (Metals & Mining)	356	12,464
Matrix Service Co.* (Energy Equipment & Services)	1,070	10,133
Matson, Inc. (Marine)	1,689	51,717
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,233	29,827
MAX Holdings, Inc. (Real Estate Management & Development)	203	4,450
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,410	16,455
Mercer International, Inc. (Paper & Forest Products)	743	5,379
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	1,682	14,129
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,176	67,999
Meritage Homes Corp.* (Household Durables)	610	22,271
Meritor, Inc.* (Machinery)	1,339	17,742
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	61	13,791
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	452	11,946
MGP Ingredients, Inc. (Beverages)	293	7,879
MicroStrategy, Inc.* - Class A (Software)	143	16,888
Mobile Mini, Inc. (Commercial Services & Supplies)	835	21,902
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,745	47,464
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	183	5,137
Monro, Inc. (Specialty Retail)	579	25,366
Moog, Inc. - Class A (Aerospace & Defense)	648	32,743
Motorcar Parts of America, Inc.* (Auto Components)	749	9,422
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	647	7,648
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	701	15,773
Mueller Industries, Inc. (Machinery)	761	18,218
Myers Industries, Inc. (Containers & Packaging)	1,400	15,050
MYR Group, Inc.* (Construction & Engineering)	351	9,193
Myriad Genetics, Inc.* (Biotechnology)	2,929	41,914
Nabors Industries, Ltd. (Energy Equipment & Services)	13,317	5,195
National Bank Holdings Corp. (Banks)	346	8,269
National Beverage Corp.* (Beverages)	239	10,193
National Presto Industries, Inc. (Aerospace & Defense)	198	14,020
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,005	29,748
Natus Medical, Inc.* (Health Care Equipment & Supplies)	631	14,595
NBT Bancorp, Inc. (Banks)	845	27,370
Neenah, Inc. (Paper & Forest Products)	360	15,527
Neogen Corp.* (Health Care Equipment & Supplies)	745	49,908
NETGEAR, Inc.* (Communications Equipment)	1,190	27,180
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	14,388	22,301
Newpark Resources, Inc.* (Energy Equipment & Services)	1,730	1,552
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	221	5,571
NextGen Healthcare, Inc.* (Health Care Technology)	879	9,177
Noble Corp. PLC* (Energy Equipment & Services)	9,821	2,553
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	903	10,105
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,951	45,713
Northwest Natural Holding Co. (Gas Utilities)	600	37,050
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	11,659	4,081
Oceaneering International, Inc.* (Energy Equipment & Services)	3,899	11,463
Office Depot, Inc. (Specialty Retail)	21,536	35,318
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,899	51,747
OFG Bancorp (Banks)	2,023	22,617
Oil States International, Inc.* (Energy Equipment & Services)	2,386	4,844
Old National Bancorp (Banks)	6,703	88,412
Olympic Steel, Inc. (Metals & Mining)	360	3,726
Omnicell, Inc.* (Health Care Technology)	613	40,201
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	873	25,902
Opus Bank (Banks)	852	14,765
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,433	26,179

	Shares	Value
Common Stocks, continued
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	422	$11,820
Owens & Minor, Inc. (Health Care Providers & Services)	2,475	22,646
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	674	24,439
P.H. Glatfelter Co. (Paper & Forest Products)	1,739	21,251
Pacific Premier Bancorp, Inc. (Banks)	2,340	44,086
Pacira BioSciences, Inc.* (Pharmaceuticals)	526	17,637
Park Aerospace Corp. (Aerospace & Defense)	766	9,652
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	253	10,426
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,871	11,619
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	405	4,747
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	2,352	2,144
Perdoceo Education Corp.* (Diversified Consumer Services)	1,552	16,746
PetMed Express, Inc. (Internet & Direct Marketing Retail)	381	10,965
PGT Innovations, Inc.* (Building Products)	2,305	19,338
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	800	19,336
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,648	27,167
Piper Sandler Cos. (Capital Markets)	362	18,306
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,731	13,731
Plantronics, Inc. (Communications Equipment)	1,291	12,987
Powell Industries, Inc. (Electrical Equipment)	350	8,985
PRA Group, Inc.* (Consumer Finance)	949	26,306
PriceSmart, Inc. (Food & Staples Retailing)	492	25,855
ProAssurance Corp. (Insurance)	2,119	52,975
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,768	6,718
ProPetro Holding Corp.* (Energy Equipment & Services)	3,245	8,113
Proto Labs, Inc.* (Machinery)	377	28,701
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,368	30,452
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,081	1,700
Quaker Chemical Corp. (Chemicals)	508	64,150
Quanex Building Products Corp. (Building Products)	1,305	13,154
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,062	22,888
Range Resources Corp.(a) (Oil, Gas & Consumable Fuels)	8,224	18,751
Rayonier Advanced Materials, Inc. (Chemicals)	1,964	2,082
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,392	10,050
Realogy Holdings Corp. (Real Estate Management & Development)	4,507	13,566
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	506	4,311
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,442	22,477
Regis Corp.* (Diversified Consumer Services)	952	5,626
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,536	31,534
Resources Connection, Inc. (Professional Services)	1,189	13,043
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,057	17,053
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	117	5,442
RPC, Inc. (Energy Equipment & Services)	2,027	4,176
RPT Realty (Equity Real Estate Investment Trusts)	3,167	19,097
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	374	2,498
S&T Bancorp, Inc. (Banks)	1,518	41,472
Safety Insurance Group, Inc. (Insurance)	298	25,160
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,760	75,293
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	199	6,515
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	997	21,326
Scholastic Corp. (Media)	1,210	30,843
Seacoast Banking Corp.* (Banks)	875	16,021
SEACOR Holdings, Inc.* (Energy Equipment & Services)	318	8,573
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,034	30,510
Seneca Foods Corp.* - Class A (Food Products)	270	10,741
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	813	40,041
Shoe Carnival, Inc. (Specialty Retail)	354	7,353
Signet Jewelers, Ltd. (Specialty Retail)	2,062	13,300
Simmons First National Corp. - Class A (Banks)	4,490	82,615
SkyWest, Inc. (Airlines)	1,987	52,039
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,182	5,102
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	519	12,612
Sonic Automotive, Inc. - Class A (Specialty Retail)	956	12,696
South Jersey Industries, Inc. (Gas Utilities)	1,239	30,975
Southside Bancshares, Inc. (Banks)	1,252	38,048
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	21,335	36,055
SpartanNash Co. (Food & Staples Retailing)	1,431	20,492
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,581	6,014
Spok Holdings, Inc. (Wireless Telecommunication Services)	689	7,365
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	283	36,813
Standard Motor Products, Inc. (Auto Components)	797	33,132
Standex International Corp. (Machinery)	491	24,069
Stepan Co. (Chemicals)	358	31,669

	Shares	Value
Common Stocks, continued
Stewart Information Services Corp. (Insurance)	935	$24,936
Strategic Education, Inc. (Diversified Consumer Services)	407	56,882
Sturm, Ruger & Co., Inc.(a) (Leisure Products)	655	33,346
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	4,146	17,496
SunCoke Energy, Inc. (Metals & Mining)	3,420	13,167
Sunrun, Inc.* (Electrical Equipment)	1,104	11,150
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	909	16,353
Surmodics, Inc.* (Health Care Equipment & Supplies)	240	7,997
Sykes Enterprises, Inc.* (IT Services)	716	19,418
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	473	24,733
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	346	13,895
Tailored Brands, Inc. (Specialty Retail)	1,992	3,466
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	3,647	18,235
Team, Inc.* (Commercial Services & Supplies)	1,198	7,787
TETRA Technologies, Inc.* (Energy Equipment & Services)	4,947	1,583
The Andersons, Inc. (Food & Staples Retailing)	1,285	24,094
The Buckle, Inc. (Specialty Retail)	418	5,731
The Cato Corp. - Class A (Specialty Retail)	856	9,134
The Children’s Place, Inc. (Specialty Retail)	571	11,169
The E.W. Scripps Co. - Class A (Media)	1,137	8,573
The Ensign Group, Inc. (Health Care Providers & Services)	772	29,035
The Greenbrier Cos., Inc. (Machinery)	1,285	22,796
The Marcus Corp. (Entertainment)	905	11,150
The Michaels Cos., Inc.* (Specialty Retail)	3,006	4,870
The Providence Service Corp.* (Health Care Providers & Services)	451	24,751
Third Point Reinsurance, Ltd.* (Insurance)	3,157	23,393
TimkenSteel Corp.* (Metals & Mining)	1,572	5,078
Titan International, Inc. (Machinery)	1,968	3,050
Tivity Health, Inc.*(a) (Health Care Providers & Services)	1,700	10,693
TiVo Corp. (Software)	4,990	35,329
Tompkins Financial Corp. (Banks)	212	15,222
Tredegar Corp. (Chemicals)	407	6,361
Trinseo SA (Chemicals)	1,544	27,962
Triumph Bancorp, Inc.* (Banks)	277	7,202
TrueBlue, Inc.* (Professional Services)	1,536	19,599
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,833	9,917
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,869	40,005
Tupperware Brands Corp. (Household Durables)	1,922	3,114
U.S. Concrete, Inc.* (Construction Materials)	624	11,319
U.S. Ecology, Inc. (Commercial Services & Supplies)	523	15,899
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,898	5,216
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	578	6,676
Unisys Corp.* (IT Services)	2,041	25,206
United Community Banks, Inc. (Banks)	934	17,102
United Fire Group, Inc. (Insurance)	837	27,295
United Insurance Holdings Corp. (Insurance)	818	7,558
United Natural Foods, Inc.* (Food & Staples Retailing)	2,100	19,278
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,618	45,937
Universal Corp. (Tobacco)	976	43,149
Universal Insurance Holdings, Inc. (Insurance)	1,206	21,612
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	433	6,105
USANA Health Sciences, Inc.* (Personal Products)	494	28,533
Valaris PLC*(a) (Energy Equipment & Services)	7,798	3,510
Vanda Pharmaceuticals, Inc.* (Biotechnology)	903	9,355
Varex Imaging Corp.* (Health Care Equipment & Supplies)	605	13,740
Vector Group, Ltd. (Tobacco)	1,636	15,411
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	923	3,803
Veritex Holdings, Inc. (Banks)	930	12,992
Veritiv Corp.* (Trading Companies & Distributors)	500	3,930
Viad Corp. (Commercial Services & Supplies)	322	6,836
Vista Outdoor, Inc.* (Leisure Products)	2,279	20,055
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,940	35,716
Wabash National Corp. (Machinery)	2,133	15,400
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,774	31,569
Warrior Met Coal, Inc. (Metals & Mining)	2,014	21,389
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	7,354	5,921
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,652	39,433
Westamerica Bancorp (Banks)	490	28,802
Whitestone REIT (Equity Real Estate Investment Trusts)	1,602	9,932
Whiting Petroleum Corp.*(a) (Oil, Gas & Consumable Fuels)	3,594	2,409
WisdomTree Investments, Inc. (Capital Markets)	4,648	10,830
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,188	48,457
World Acceptance Corp.* (Consumer Finance)	218	11,905
Xencor, Inc.* (Biotechnology)	836	24,980
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,439	45,722
TOTAL COMMON STOCKS (Cost $11,842,050)		9,327,083

	Shares	Value
Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	2,231	$1,167
TOTAL CONTINGENT RIGHT (Cost $4,462)		1,167

	Principal Amount	Value
Repurchase Agreements(c) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $52,000	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000

	Shares	Value
Collateral for Securities Loaned (2.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	55,875	$55,875
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	1,243	1,243
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	149,886	149,886
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $207,004)		207,004

TOTAL INVESTMENT SECURITIES (Cost $12,105,516) - 102.0%		9,587,254
Net other assets (liabilities) - (2.0)%		(188,162)

NET ASSETS - 100.0%		$9,399,092

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represented 0.012% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $192,251.
(b)

No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$125,865	1.3%
Air Freight & Logistics	104,451	1.1%
Airlines	71,249	0.8%
Auto Components	156,440	1.7%
Banks	1,313,913	14.0%
Beverages	18,072	0.2%
Biotechnology	197,927	2.1%
Building Products	68,745	0.7%
Capital Markets	103,731	1.1%
Chemicals	310,011	3.2%
Commercial Services & Supplies	194,211	2.1%
Communications Equipment	66,384	0.7%
Construction & Engineering	151,008	1.6%
Construction Materials	11,319	0.1%
Consumer Finance	119,621	1.3%
Containers & Packaging	15,050	0.2%
Distributors	51,369	0.5%
Diversified Consumer Services	93,780	1.0%
Diversified Financial Services	50,490	0.5%
Diversified Telecommunication Services	147,336	1.6%
Electric Utilities	45,941	0.5%
Electrical Equipment	63,249	0.7%
Electronic Equipment, Instruments & Components	434,507	4.6%
Energy Equipment & Services	143,899	1.5%
Entertainment	11,150	0.1%
Equity Real Estate Investment Trusts	815,971	8.7%
Food & Staples Retailing	99,839	1.1%
Food Products	158,424	1.7%
Gas Utilities	68,025	0.7%
Health Care Equipment & Supplies	368,378	4.0%
Health Care Providers & Services	248,918	2.6%
Health Care Technology	132,817	1.4%
Hotels, Restaurants & Leisure	43,386	0.5%
Household Durables	97,367	1.0%
Household Products	51,143	0.5%
Insurance	433,855	4.6%
Internet & Direct Marketing Retail	49,834	0.5%
IT Services	54,770	0.6%
Leisure Products	53,401	0.6%
Life Sciences Tools & Services	45,480	0.5%
Machinery	355,114	3.7%
Marine	51,717	0.6%
Media	46,581	0.5%
Metals & Mining	111,607	1.2%
Mortgage Real Estate Investment Trusts	160,783	1.7%
Multiline Retail	26,139	0.3%
Multi-Utilities	111,834	1.2%
Oil, Gas & Consumable Fuels	156,126	1.7%
Paper & Forest Products	92,950	1.0%
Personal Products	28,533	0.3%
Pharmaceuticals	103,085	1.1%
Professional Services	124,612	1.3%
Real Estate Management & Development	30,265	0.3%
Road & Rail	48,846	0.5%
Semiconductors & Semiconductor Equipment	174,579	1.9%
Software	79,566	0.8%
Specialty Retail	294,073	3.2%
Textiles, Apparel & Luxury Goods	145,398	1.5%
Thrifts & Mortgage Finance	158,536	1.7%
Tobacco	58,560	0.6%
Trading Companies & Distributors	99,164	1.1%
Water Utilities	31,450	0.3%
Wireless Telecommunication Services	47,406	0.5%
Other**	70,842	0.8%
Total	$9,399,092	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (88.4%)
ACI Worldwide, Inc.* (Software)	433	$10,457
Adobe, Inc.* (Software)	1,819	578,879
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,393	199,794
Akamai Technologies, Inc.* (IT Services)	607	55,534
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,125	1,307,194
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,123	1,305,836
Alteryx, Inc.* (Software)	183	17,416
Amdocs, Ltd. (IT Services)	510	28,035
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,383	123,986
Anaplan, Inc.* (Software)	322	9,744
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	262	1,376
ANSYS, Inc.* (Software)	320	74,390
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,684	3,988,284
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,470	158,995
Arista Networks, Inc.* (Communications Equipment)	205	41,523
Aspen Technology, Inc.* (Software)	258	24,528
Autodesk, Inc.* (Software)	827	129,095
Avalara, Inc.* (Software)	247	18,426
Blackbaud, Inc. (Software)	185	10,277
Booz Allen Hamilton Holding Corp. (IT Services)	528	36,242
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,489	353,042
CACI International, Inc.* - Class A (IT Services)	96	20,270
Cadence Design Systems, Inc.* (Software)	1,054	69,606
Cargurus, Inc.* (Interactive Media & Services)	267	5,057
CDK Global, Inc. (Software)	457	15,012
CDW Corp. (Electronic Equipment, Instruments & Components)	538	50,179
CenturyLink, Inc. (Diversified Telecommunication Services)	3,679	34,803
Cerence, Inc.* (Software)	134	2,064
Ceridian HCM Holding, Inc.* (Software)	378	18,926
Cerner Corp. (Health Care Technology)	1,180	74,328
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	201	7,535
Ciena Corp.* (Communications Equipment)	580	23,090
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	216	14,176
Cisco Systems, Inc. (Communications Equipment)	15,931	626,247
Citrix Systems, Inc. (Software)	461	65,255
Cognizant Technology Solutions Corp. (IT Services)	2,057	95,589
CommScope Holding Co., Inc.* (Communications Equipment)	724	6,596
CommVault Systems, Inc.* (Software)	159	6,436
Coupa Software, Inc.* (Software)	236	32,976
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	404	14,326
Crowdstrike Holdings, Inc.* - Class A (Software)	76	4,232
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,384	32,275
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	580	22,939
DocuSign, Inc.* (Software)	469	43,336
Dropbox, Inc.* (Software)	808	14,625
DXC Technology Co. (IT Services)	962	12,554
Dynatrace, Inc.* (Software)	243	5,793
eBay, Inc. (Internet & Direct Marketing Retail)	2,873	86,362
EchoStar Corp.* - Class A (Communications Equipment)	171	5,467
Elastic NV* (Software)	122	6,809
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	507	22,698
EPAM Systems, Inc.* (IT Services)	207	38,432
Etsy, Inc.* (Internet & Direct Marketing Retail)	447	17,183
F5 Networks, Inc.* (Communications Equipment)	230	24,525
Facebook, Inc.* - Class A (Interactive Media & Services)	9,035	1,507,038
Fair Isaac Corp.* (Software)	109	33,538
FireEye, Inc.* (Software)	811	8,580
Fortinet, Inc.* (Software)	533	53,924
Garmin, Ltd. (Household Durables)	544	40,778
Gartner, Inc.* (IT Services)	336	33,456
GCI Liberty, Inc.* (Media)	358	20,395
GoDaddy, Inc.* - Class A (IT Services)	662	37,807
GrubHub, Inc.* (Internet & Direct Marketing Retail)	342	13,930
Guidewire Software, Inc.* (Software)	309	24,507
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,855	47,142
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,562	96,556
Hubspot, Inc.* (Software)	152	20,245
IAC/InterActiveCorp* (Interactive Media & Services)	271	48,571
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,336	884,104
InterDigital, Inc. (Communications Equipment)	115	5,132
International Business Machines Corp. (IT Services)	3,329	369,286
Intuit, Inc. (Software)	979	225,170
j2 Global, Inc. (Software)	174	13,024
Juniper Networks, Inc. (Communications Equipment)	1,257	24,059
KBR, Inc. (IT Services)	531	10,981

	Shares	Value
Common Stocks, continued
KLA Corp. (Semiconductors & Semiconductor Equipment)	591	$84,950
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	544	130,560
Leidos Holdings, Inc. (IT Services)	501	45,917
LogMeIn, Inc. (Software)	183	15,240
Lumentum Holdings, Inc.* (Communications Equipment)	289	21,299
Manhattan Associates, Inc.* (Software)	241	12,007
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,503	56,643
Match Group, Inc.*(a) (Interactive Media & Services)	204	13,472
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,016	49,388
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	895	60,681
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,158	174,885
Microsoft Corp. (Software)	28,650	4,518,392
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	206	16,779
Mongodb, Inc.* (IT Services)	130	17,750
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	153	25,621
Motorola Solutions, Inc. (Communications Equipment)	646	85,866
NCR Corp.* (Technology Hardware, Storage & Peripherals)	478	8,461
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	859	35,812
NetScout Systems, Inc.* (Communications Equipment)	248	5,870
New Relic, Inc.* (Software)	185	8,554
NortonLifelock, Inc. - Class I (Software)	2,152	40,264
Nuance Communications, Inc.* (Software)	1,059	17,770
Nutanix, Inc.* (Software)	548	8,658
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,298	605,753
Okta, Inc.* (IT Services)	421	51,471
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,538	19,133
Oracle Corp. (Software)	8,137	393,261
Palo Alto Networks, Inc.* (Communications Equipment)	369	60,501
Paycom Software, Inc.* (Software)	184	37,170
Paylocity Holding Corp.* (Software)	135	11,923
Pegasystems, Inc. (Software)	143	10,186
Perspecta, Inc. (IT Services)	513	9,357
Pluralsight, Inc.* - Class A (Software)	306	3,360
Proofpoint, Inc.* (Software)	213	21,852
PTC, Inc.* (Software)	388	23,749
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	846	10,406
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	435	35,074
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,287	290,016
RealPage, Inc.* (Software)	302	15,985
RingCentral, Inc.* - Class A (Software)	279	59,123
Salesforce.com, Inc.* (Software)	3,333	479,885
Science Applications International Corp. (IT Services)	184	13,732
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	868	42,358
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	247	9,263
ServiceNow, Inc.* (Software)	709	203,185
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	163	13,922
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	639	57,114
Slack Technologies, Inc.* - Class A (Software)	152	4,080
Smartsheet, Inc.* (Software)	340	14,113
Snap, Inc.* (Interactive Media & Services)	2,946	35,028
SolarWinds Corp.* (Software)	241	3,776
Splunk, Inc.* (Software)	581	73,340
SS&C Technologies Holdings, Inc. (Software)	826	36,195
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	155	11,331
Synopsys, Inc.* (Software)	567	73,024
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	132	17,272
Teradata Corp.* (IT Services)	419	8,585
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	630	34,127
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,508	350,554
Trade Desk, Inc. (The)* (Software)	148	28,564
Twilio, Inc.* (IT Services)	468	41,881
Twitter, Inc.* (Interactive Media & Services)	2,914	71,568
Tyler Technologies, Inc.* (Software)	146	43,298
Ubiquiti, Inc. (Communications Equipment)	45	6,371
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	159	20,953
Veeva Systems, Inc.* - Class A (Health Care Technology)	493	77,091
Verint Systems, Inc.* (Software)	251	10,793
VeriSign, Inc.* (IT Services)	386	69,515
ViaSat, Inc.* (Communications Equipment)	217	7,795
Viavi Solutions, Inc.* (Communications Equipment)	860	9,641
VMware, Inc.* - Class A (Software)	297	35,967
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,117	46,490
Workday, Inc.* - Class A (Software)	616	80,216
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	700	13,258
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	945	73,653
Zendesk, Inc.* (Software)	420	26,884
Zillow Group, Inc.* - Class A (Interactive Media & Services)	128	4,348
Zillow Group, Inc.* - Class C (Interactive Media & Services)	474	17,073
Zoom Video Communications, Inc.* (Software)	98	14,320
Zscaler, Inc.* (Software)	244	14,850
TOTAL COMMON STOCKS (Cost $3,951,916)		22,819,549

	Principal Amount	Value
Repurchase Agreements(b) (2.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $593,000	$593,000	$593,000
TOTAL REPURCHASE AGREEMENTS (Cost $593,000)		593,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	3,807	$3,807
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	85	85
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	10,210	10,210
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,102)		14,102

TOTAL INVESTMENT SECURITIES (Cost $4,559,018) - 90.8%		23,426,651
Net other assets (liabilities) - 9.2%		2,376,208

NET ASSETS - 100.0%		$25,802,859

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $13,673.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	4/23/20	1.00%	$2,920,684	$94,729

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Communications Equipment	$953,982	3.7%
Diversified Telecommunication Services	34,803	0.1%
Electronic Equipment, Instruments & Components	78,782	0.3%
Health Care Technology	151,419	0.6%
Household Durables	40,778	0.2%
Interactive Media & Services	4,316,561	16.7%
Internet & Direct Marketing Retail	125,010	0.4%
IT Services	996,394	3.9%
Media	20,395	0.1%
Semiconductors & Semiconductor Equipment	3,912,465	15.2%
Software	7,877,254	30.5%
Technology Hardware, Storage & Peripherals	4,311,706	16.7%
Other**	2,983,310	11.6%
Total	$25,802,859	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.6%)
Acacia Communications, Inc.* (Communications Equipment)	808	$54,281
ADTRAN, Inc. (Communications Equipment)	1,029	7,903
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	411	3,119
Arista Networks, Inc.* (Communications Equipment)	1,039	210,450
AT&T, Inc. (Diversified Telecommunication Services)	27,998	816,142
ATN International, Inc. (Diversified Telecommunication Services)	234	13,738
CalAmp Corp.* (Communications Equipment)	734	3,303
CenturyLink, Inc. (Diversified Telecommunication Services)	17,824	168,615
Ciena Corp.* (Communications Equipment)	3,327	132,448
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,084	15,870
Cisco Systems, Inc. (Communications Equipment)	4,955	194,782
CommScope Holding Co., Inc.* (Communications Equipment)	4,175	38,034
Comtech Telecommunications Corp. (Communications Equipment)	525	6,977
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,550	7,053
EchoStar Corp.* - Class A (Communications Equipment)	987	31,554
Extreme Networks, Inc.* (Communications Equipment)	2,615	8,080
F5 Networks, Inc.* (Communications Equipment)	1,308	139,472
Garmin, Ltd. (Household Durables)	2,565	192,272
GCI Liberty, Inc.* (Media)	2,046	116,561
Globalstar, Inc.* (Diversified Telecommunication Services)	13,253	3,904
Harmonic, Inc.* (Communications Equipment)	2,062	11,877
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,087	46,603
Juniper Networks, Inc. (Communications Equipment)	7,199	137,789
Lumentum Holdings, Inc.* (Communications Equipment)	1,660	122,342
Motorola Solutions, Inc. (Communications Equipment)	1,241	164,954
NETGEAR, Inc.* (Communications Equipment)	648	14,800
NetScout Systems, Inc.* (Communications Equipment)	1,416	33,517
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,684	4,109
Plantronics, Inc. (Communications Equipment)	704	7,082
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,008	49,644
Spok Holdings, Inc. (Wireless Telecommunication Services)	377	4,030
Sprint Corp.* (Wireless Telecommunication Services)	13,250	114,215
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,104	35,263
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,475	207,653
U.S. Cellular Corp.* (Wireless Telecommunication Services)	331	9,695
Ubiquiti, Inc. (Communications Equipment)	266	37,660
Verizon Communications, Inc. (Diversified Telecommunication Services)	16,932	909,756
ViaSat, Inc.* (Communications Equipment)	1,240	44,541
Viavi Solutions, Inc.* (Communications Equipment)	4,942	55,400
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,905	35,463
TOTAL COMMON STOCKS (Cost $3,682,664)		4,210,951

	Principal Amount	Value
Repurchase Agreements(b) (4.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $182,000	$182,000	$182,000
TOTAL REPURCHASE AGREEMENTS (Cost $182,000)		182,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(c)	678	$678
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(c)	15	15
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(c)	1,819	1,819
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,512)		2,512

TOTAL INVESTMENT SECURITIES (Cost $3,867,176) - 100.9%		4,395,463
Net other assets (liabilities) - (0.9)%		(40,628)

NET ASSETS - 100.0%		$4,354,835

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,383.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	4/23/20	1.00%	$82,071	$7,645

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Communications Equipment	$1,460,365	33.5%
Diversified Telecommunication Services	2,021,253	46.3%
Household Durables	192,272	4.4%
Media	116,561	2.7%
Wireless Telecommunication Services	420,500	9.7%
Other**	143,884	3.4%
Total	$4,354,835	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (25.3%)
U.S. Treasury Bonds, 2.00%, 2/15/50	$7,440,000	$8,644,350
TOTAL U.S. TREASURY OBLIGATION (Cost $7,445,796)		8,644,350

Repurchase Agreements(a)(b) (66.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $22,793,000	22,793,000	22,793,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,793,000)		22,793,000

TOTAL INVESTMENT SECURITIES (Cost $30,238,796) - 92.2%		31,437,350
Net other assets (liabilities) - 7.8%		2,653,855

NET ASSETS - 100.0%		$34,091,205

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $305,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00% due on 2/15/50	Citibank North America	4/15/20	(0.20)%	$24,806,031	$(249,244)
30-Year U.S. Treasury Bond, 2.00% due on 2/15/50	Societe’ Generale	4/15/20	0.13%	9,062,625	(5,419)
				$33,868,656	$(254,663)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.5%)
3M Co. (Industrial Conglomerates)	197	$26,892
A.O. Smith Corp. (Building Products)	48	1,815
Abbott Laboratories (Health Care Equipment & Supplies)	601	47,424
AbbVie, Inc. (Biotechnology)	506	38,552
ABIOMED, Inc.* (Health Care Equipment & Supplies)	16	2,323
Accenture PLC - Class A (IT Services)	216	35,264
Activision Blizzard, Inc. (Entertainment)	260	15,465
Adobe, Inc.* (Software)	169	53,782
Advance Auto Parts, Inc. (Specialty Retail)	25	2,333
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	398	18,101
Aflac, Inc. (Insurance)	250	8,560
Agilent Technologies, Inc. (Life Sciences Tools & Services)	103	7,377
Air Products & Chemicals, Inc. (Chemicals)	75	14,971
Akamai Technologies, Inc.* (IT Services)	55	5,032
Alaska Air Group, Inc. (Airlines)	41	1,167
Albemarle Corp. (Chemicals)	39	2,198
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	40	5,482
Alexion Pharmaceuticals, Inc.* (Biotechnology)	75	6,734
Align Technology, Inc.* (Health Care Equipment & Supplies)	25	4,349
Allegion PLC (Building Products)	30	2,761
Allergan PLC (Pharmaceuticals)	112	19,835
Alliance Data Systems Corp. (IT Services)	13	437
Alliant Energy Corp. (Electric Utilities)	82	3,960
Alphabet, Inc.* - Class A (Interactive Media & Services)	102	118,519
Alphabet, Inc.* - Class C (Interactive Media & Services)	102	118,607
Altria Group, Inc. (Tobacco)	635	24,555
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	143	278,809
Amcor PLC (Containers & Packaging)	551	4,474
Ameren Corp. (Multi-Utilities)	82	5,972
American Airlines Group, Inc.(a) (Airlines)	133	1,621
American Electric Power Co., Inc. (Electric Utilities)	169	13,517
American Express Co. (Consumer Finance)	226	19,348
American International Group, Inc. (Insurance)	295	7,154
American Tower Corp. (Equity Real Estate Investment Trusts)	151	32,879
American Water Works Co., Inc. (Water Utilities)	61	7,293
Ameriprise Financial, Inc. (Capital Markets)	42	4,304
AmerisourceBergen Corp. (Health Care Providers & Services)	50	4,425
AMETEK, Inc. (Electrical Equipment)	77	5,546
Amgen, Inc. (Biotechnology)	203	41,154
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	102	7,433
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	125	11,206
ANSYS, Inc.* (Software)	28	6,509
Anthem, Inc. (Health Care Providers & Services)	87	19,752
Aon PLC (Insurance)	81	13,368
Apache Corp. (Oil, Gas & Consumable Fuels)	129	539
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	52	1,828
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,421	361,346
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	314	14,387
Aptiv PLC (Auto Components)	88	4,333
Archer-Daniels-Midland Co. (Food Products)	187	6,579
Arconic, Inc. (Aerospace & Defense)	131	2,104
Arista Networks, Inc.* (Communications Equipment)	18	3,646
Arthur J. Gallagher & Co. (Insurance)	63	5,135
Assurant, Inc. (Insurance)	21	2,186
AT&T, Inc. (Diversified Telecommunication Services)	2,485	72,438
Atmos Energy Corp. (Gas Utilities)	41	4,068
Autodesk, Inc.* (Software)	75	11,708
Automatic Data Processing, Inc. (IT Services)	145	19,819
AutoZone, Inc.* (Specialty Retail)	8	6,768
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	48	7,064
Avery Dennison Corp. (Containers & Packaging)	28	2,852
Baker Hughes Co. - Class A (Energy Equipment & Services)	219	2,300
Ball Corp. (Containers & Packaging)	112	7,243
Bank of America Corp. (Banks)	2,754	58,467
Baxter International, Inc. (Health Care Equipment & Supplies)	173	14,046
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	93	21,369
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	665	121,582
Best Buy Co., Inc. (Specialty Retail)	77	4,389
Biogen, Inc.* (Biotechnology)	61	19,299
BlackRock, Inc. - Class A (Capital Markets)	41	18,039
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	14	18,834
BorgWarner, Inc. (Auto Components)	69	1,682
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	49	4,519
Boston Scientific Corp.* (Health Care Equipment & Supplies)	476	15,532
Bristol-Myers Squibb Co. (Pharmaceuticals)	798	44,481

	Shares	Value
Common Stocks, continued
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	135	$32,009
Broadridge Financial Solutions, Inc. (IT Services)	40	3,793
Brown-Forman Corp. - Class B (Beverages)	61	3,386
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	48	3,178
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	138	2,372
Cadence Design Systems, Inc.* (Software)	96	6,340
Campbell Soup Co. (Food Products)	56	2,585
Capital One Financial Corp. (Consumer Finance)	158	7,966
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	49	529
Cardinal Health, Inc. (Health Care Providers & Services)	101	4,842
CarMax, Inc.* (Specialty Retail)	55	2,961
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	135	1,778
Caterpillar, Inc. (Machinery)	185	21,467
Cboe Global Markets, Inc. (Capital Markets)	39	3,481
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	115	4,337
CDW Corp. (Electronic Equipment, Instruments & Components)	49	4,570
Celanese Corp. - Series A (Chemicals)	41	3,009
Centene Corp.* (Health Care Providers & Services)	197	11,704
CenterPoint Energy, Inc. (Multi-Utilities)	169	2,611
CenturyLink, Inc. (Diversified Telecommunication Services)	331	3,131
Cerner Corp. (Health Care Technology)	105	6,614
CF Industries Holdings, Inc. (Chemicals)	74	2,013
Charter Communications, Inc.* - Class A (Media)	54	23,560
Chevron Corp. (Oil, Gas & Consumable Fuels)	643	46,592
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8	5,235
Chubb, Ltd. (Insurance)	153	17,088
Church & Dwight Co., Inc. (Household Products)	82	5,263
Cigna Corp. (Health Care Providers & Services)	126	22,325
Cincinnati Financial Corp. (Insurance)	54	4,074
Cintas Corp. (Commercial Services & Supplies)	28	4,850
Cisco Systems, Inc. (Communications Equipment)	1,443	56,724
Citigroup, Inc. (Banks)	743	31,295
Citizens Financial Group, Inc. (Banks)	146	2,746
Citrix Systems, Inc. (Software)	40	5,662
CME Group, Inc. (Capital Markets)	121	20,922
CMS Energy Corp. (Multi-Utilities)	96	5,640
Cognizant Technology Solutions Corp. (IT Services)	185	8,597
Colgate-Palmolive Co. (Household Products)	289	19,178
Comcast Corp. - Class A (Media)	1,545	53,116
Comerica, Inc. (Banks)	47	1,379
Conagra Brands, Inc. (Food Products)	168	4,929
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	69	2,957
ConocoPhillips (Oil, Gas & Consumable Fuels)	374	11,519
Consolidated Edison, Inc. (Multi-Utilities)	114	8,892
Constellation Brands, Inc. - Class A (Beverages)	55	7,885
Copart, Inc.* (Commercial Services & Supplies)	69	4,728
Corning, Inc. (Electronic Equipment, Instruments & Components)	260	5,340
Corteva, Inc. (Chemicals)	254	5,969
Costco Wholesale Corp. (Food & Staples Retailing)	151	43,055
Coty, Inc. - Class A (Personal Products)	100	516
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	143	20,649
CSX Corp. (Road & Rail)	265	15,185
Cummins, Inc. (Machinery)	54	7,307
CVS Health Corp. (Health Care Providers & Services)	442	26,224
D.R. Horton, Inc. (Household Durables)	114	3,876
Danaher Corp. (Health Care Equipment & Supplies)	216	29,897
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42	2,287
DaVita, Inc.* (Health Care Providers & Services)	30	2,282
Deere & Co. (Machinery)	108	14,921
Delta Air Lines, Inc. (Airlines)	196	5,592
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	75	2,912
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	130	898
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	55	1,441
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	89	12,363
Discover Financial Services (Consumer Finance)	107	3,817
Discovery, Inc.* (Media)	52	1,011
Discovery, Inc.* - Class C (Media)	113	1,982
Dish Network Corp.* - Class A (Media)	85	1,699
Dollar General Corp. (Multiline Retail)	87	13,138
Dollar Tree, Inc.* (Multiline Retail)	81	5,951
Dominion Energy, Inc. (Multi-Utilities)	280	20,213
Dover Corp. (Machinery)	50	4,197
Dow, Inc. (Chemicals)	251	7,339
DTE Energy Co. (Multi-Utilities)	63	5,983
Duke Energy Corp. (Electric Utilities)	248	20,058
Duke Realty Corp. (Equity Real Estate Investment Trusts)	125	4,048
DuPont de Nemours, Inc. (Chemicals)	250	8,525
DXC Technology Co. (IT Services)	85	1,109
E*TRADE Financial Corp. (Capital Markets)	77	2,643
Eastman Chemical Co. (Chemicals)	49	2,282
Eaton Corp. PLC (Electrical Equipment)	142	11,031
eBay, Inc. (Internet & Direct Marketing Retail)	259	7,786
Ecolab, Inc. (Chemicals)	87	13,557
Edison International (Electric Utilities)	122	6,684

	Shares		Value
Common Stocks, continued
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	69		$13,015
Electronic Arts, Inc.* (Entertainment)	98		9,817
Eli Lilly & Co. (Pharmaceuticals)	287		39,813
Emerson Electric Co. (Electrical Equipment)	207		9,864
Entergy Corp. (Electric Utilities)	69		6,484
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	197		7,076
Equifax, Inc. (Professional Services)	41		4,897
Equinix, Inc. (Equity Real Estate Investment Trusts)	28		17,488
Equity Residential (Equity Real Estate Investment Trusts)	117		7,220
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	22		4,845
Everest Re Group, Ltd. (Insurance)	14		2,694
Evergy, Inc. (Electric Utilities)	77		4,239
Eversource Energy (Electric Utilities)	112		8,760
Exelon Corp. (Electric Utilities)	329		12,110
Expedia Group, Inc. (Internet & Direct Marketing Retail)	49		2,757
Expeditors International of Washington, Inc. (Air Freight & Logistics)	60		4,003
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	43		4,118
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,438		54,601
F5 Networks, Inc.* (Communications Equipment)	21		2,239
Facebook, Inc.* - Class A (Interactive Media & Services)	819		136,608
Fastenal Co. (Trading Companies & Distributors)	196		6,125
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	25		1,865
FedEx Corp. (Air Freight & Logistics)	81		9,822
Fidelity National Information Services, Inc. (IT Services)	211		25,666
Fifth Third Bancorp (Banks)	240		3,564
First Horizon National Corp. (Banks)	—	(b)	2
First Republic Bank (Banks)	56		4,608
FirstEnergy Corp. (Electric Utilities)	183		7,333
Fiserv, Inc.* (IT Services)	193		18,333
FleetCor Technologies, Inc.* (IT Services)	28		5,223
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	47		1,499
Flowserve Corp. (Machinery)	45		1,075
FMC Corp. (Chemicals)	43		3,513
Ford Motor Co. (Automobiles)	1,323		6,390
Fortinet, Inc.* (Software)	48		4,856
Fortive Corp. (Machinery)	101		5,574
Fortune Brands Home & Security, Inc. (Building Products)	49		2,119
Fox Corp. - Class A (Media)	120		2,836
Fox Corp. - Class B (Media)	54		1,236
Franklin Resources, Inc. (Capital Markets)	93		1,552
Freeport-McMoRan, Inc. (Metals & Mining)	494		3,335
Garmin, Ltd. (Household Durables)	50		3,748
Gartner, Inc.* (IT Services)	30		2,987
General Dynamics Corp. (Aerospace & Defense)	81		10,717
General Electric Co. (Industrial Conglomerates)	2,969		23,574
General Mills, Inc. (Food Products)	205		10,818
General Motors Co. (Automobiles)	425		8,832
Genuine Parts Co. (Distributors)	50		3,367
Gilead Sciences, Inc. (Biotechnology)	430		32,147
Global Payments, Inc. (IT Services)	102		14,711
Globe Life, Inc. (Insurance)	35		2,519
H&R Block, Inc. (Diversified Consumer Services)	64		901
Halliburton Co. (Energy Equipment & Services)	295		2,021
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	118		929
Harley-Davidson, Inc. (Automobiles)	52		984
Hartford Financial Services Group, Inc. (Insurance)	124		4,370
Hasbro, Inc. (Leisure Products)	45		3,220
HCA Healthcare, Inc. (Health Care Providers & Services)	89		7,997
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	169		4,031
Helmerich & Payne, Inc. (Energy Equipment & Services)	36		563
Henry Schein, Inc.* (Health Care Providers & Services)	49		2,475
Hess Corp. (Oil, Gas & Consumable Fuels)	87		2,897
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	439		4,263
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	95		6,483
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	50		1,226
Hologic, Inc.* (Health Care Equipment & Supplies)	91		3,194
Honeywell International, Inc. (Industrial Conglomerates)	241		32,244
Hormel Foods Corp. (Food Products)	93		4,338
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	245		2,705
HP, Inc. (Technology Hardware, Storage & Peripherals)	501		8,697
Humana, Inc. (Health Care Providers & Services)	43		13,503
Huntington Bancshares, Inc. (Banks)	349		2,865
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14		2,551
IDEX Corp. (Machinery)	26		3,591
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	28		6,783
IHS Markit, Ltd. (Professional Services)	139		8,341
Illinois Tool Works, Inc. (Machinery)	98		13,928
Illumina, Inc.* (Life Sciences Tools & Services)	50		13,656
Incyte Corp.* (Biotechnology)	61		4,467
Ingersoll-Rand, Inc.* - Class I (Machinery)	70		1,736
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,479		80,042
Intercontinental Exchange, Inc. (Capital Markets)	187		15,100
International Business Machines Corp. (IT Services)	301		33,390

	Shares	Value
Common Stocks, continued
International Flavors & Fragrances, Inc. (Chemicals)	39	$3,981
International Paper Co. (Containers & Packaging)	134	4,171
Intuit, Inc. (Software)	89	20,470
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	40	19,808
Invesco, Ltd. (Capital Markets)	123	1,117
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	14	1,544
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	61	6,579
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	99	2,356
J.B. Hunt Transport Services, Inc. (Road & Rail)	28	2,582
Jack Henry & Associates, Inc. (IT Services)	26	4,036
Jacobs Engineering Group, Inc. (Construction & Engineering)	48	3,805
Johnson & Johnson (Pharmaceuticals)	896	117,492
Johnson Controls International PLC (Building Products)	261	7,036
JPMorgan Chase & Co. (Banks)	1,066	95,973
Juniper Networks, Inc. (Communications Equipment)	112	2,144
Kansas City Southern Industries, Inc. (Road & Rail)	35	4,451
Kellogg Co. (Food Products)	82	4,919
KeyCorp (Banks)	333	3,453
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	63	5,272
Kimberly-Clark Corp. (Household Products)	116	14,833
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	143	1,383
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	663	9,229
KLA Corp. (Semiconductors & Semiconductor Equipment)	54	7,762
Kohl’s Corp. (Multiline Retail)	52	759
L Brands, Inc. (Specialty Retail)	76	879
L3Harris Technologies, Inc. (Aerospace & Defense)	75	13,509
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	30	3,792
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	50	12,000
Lamb Weston Holding, Inc. (Food Products)	50	2,855
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	116	4,927
Leggett & Platt, Inc. (Household Durables)	45	1,201
Leidos Holdings, Inc. (IT Services)	48	4,399
Lennar Corp. - Class A (Household Durables)	96	3,667
Lincoln National Corp. (Insurance)	68	1,790
Linde PLC (Chemicals)	183	31,659
Live Nation Entertainment, Inc.* (Entertainment)	49	2,228
LKQ Corp.* (Distributors)	104	2,133
Lockheed Martin Corp. (Aerospace & Defense)	87	29,489
Loews Corp. (Insurance)	88	3,065
Lowe’s Cos., Inc. (Specialty Retail)	260	22,372
LyondellBasell Industries N.V. - Class A (Chemicals)	88	4,367
M&T Bank Corp. (Banks)	43	4,447
Macy’s, Inc.(a) (Multiline Retail)	103	506
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	269	885
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	221	5,220
MarketAxess Holdings, Inc. (Capital Markets)	14	4,656
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	93	6,976
Marsh & McLennan Cos., Inc. (Insurance)	172	14,871
Martin Marietta Materials, Inc. (Construction Materials)	21	3,974
Masco Corp. (Building Products)	96	3,319
MasterCard, Inc. - Class A (IT Services)	302	72,952
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	93	4,521
McCormick & Co., Inc. (Food Products)	42	5,931
McDonald’s Corp. (Hotels, Restaurants & Leisure)	254	42,000
McKesson Corp. (Health Care Providers & Services)	55	7,439
Medtronic PLC (Health Care Equipment & Supplies)	457	41,211
Merck & Co., Inc. (Pharmaceuticals)	867	66,707
MetLife, Inc. (Insurance)	265	8,101
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	5,524
MGM Resorts International (Hotels, Restaurants & Leisure)	174	2,053
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	81	5,492
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	376	15,815
Microsoft Corp. (Software)	2,594	409,099
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	39	4,018
Mohawk Industries, Inc.* (Household Durables)	18	1,372
Molson Coors Beverage Co. - Class B (Beverages)	66	2,575
Mondelez International, Inc. - Class A (Food Products)	491	24,589
Monster Beverage Corp.* (Beverages)	130	7,314
Moody’s Corp. (Capital Markets)	55	11,633
Morgan Stanley (Capital Markets)	396	13,464
Motorola Solutions, Inc. (Communications Equipment)	60	7,975
MSCI, Inc. - Class A (Capital Markets)	28	8,091
Mylan N.V.* (Pharmaceuticals)	174	2,594
Nasdaq, Inc. (Capital Markets)	40	3,798
National Oilwell Varco, Inc. (Energy Equipment & Services)	130	1,278
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	78	3,252
Netflix, Inc.* (Entertainment)	148	55,574
Newell Brands, Inc. (Household Durables)	130	1,726
Newmont Corp. (Metals & Mining)	280	12,678
News Corp. - Class A (Media)	131	1,176

	Shares	Value
Common Stocks, continued
News Corp. - Class B (Media)	41	$369
NextEra Energy, Inc. (Electric Utilities)	169	40,666
Nielsen Holdings PLC (Professional Services)	121	1,517
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	424	35,082
NiSource, Inc. (Multi-Utilities)	127	3,171
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	161	972
Nordstrom, Inc. (Multiline Retail)	37	568
Norfolk Southern Corp. (Road & Rail)	89	12,994
Northern Trust Corp. (Capital Markets)	74	5,584
Northrop Grumman Corp. (Aerospace & Defense)	54	16,338
NortonLifelock, Inc. - Class I (Software)	195	3,648
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	71	778
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	86	2,344
Nucor Corp. (Metals & Mining)	102	3,674
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	211	55,620
NVR, Inc.* (Household Durables)	1	2,569
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	303	3,509
Old Dominion Freight Line, Inc. (Road & Rail)	34	4,397
Omnicom Group, Inc. (Media)	75	4,118
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	141	3,075
Oracle Corp. (Software)	738	35,668
O’Reilly Automotive, Inc.* (Specialty Retail)	26	7,827
PACCAR, Inc. (Machinery)	116	7,091
Packaging Corp. of America (Containers & Packaging)	30	2,605
Parker-Hannifin Corp. (Machinery)	43	5,578
Paychex, Inc. (IT Services)	109	6,858
Paycom Software, Inc.* (Software)	21	4,242
PayPal Holdings, Inc.* (IT Services)	402	38,488
Pentair PLC (Machinery)	56	1,667
People’s United Financial, Inc. (Banks)	150	1,658
PepsiCo, Inc. (Beverages)	474	56,927
PerkinElmer, Inc. (Life Sciences Tools & Services)	39	2,936
Perrigo Co. PLC (Pharmaceuticals)	49	2,356
Pfizer, Inc. (Pharmaceuticals)	1,881	61,396
Philip Morris International, Inc. (Tobacco)	528	38,523
Phillips 66 (Oil, Gas & Consumable Fuels)	151	8,101
Pinnacle West Capital Corp. (Electric Utilities)	39	2,956
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	55	3,858
PPG Industries, Inc. (Chemicals)	81	6,772
PPL Corp. (Electric Utilities)	263	6,491
Principal Financial Group, Inc. (Insurance)	87	2,727
Prologis, Inc. (Equity Real Estate Investment Trusts)	251	20,173
Prudential Financial, Inc. (Insurance)	138	7,195
Public Service Enterprise Group, Inc. (Multi-Utilities)	172	7,725
Public Storage (Equity Real Estate Investment Trusts)	50	9,931
PulteGroup, Inc. (Household Durables)	88	1,964
PVH Corp. (Textiles, Apparel & Luxury Goods)	26	979
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	40	3,225
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	388	26,248
Quanta Services, Inc. (Construction & Engineering)	47	1,491
Quest Diagnostics, Inc. (Health Care Providers & Services)	48	3,854
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	16	1,069
Raymond James Financial, Inc. (Capital Markets)	42	2,654
Raytheon Co. (Aerospace & Defense)	95	12,459
Realty Income Corp. (Equity Real Estate Investment Trusts)	112	5,584
Regency Centers Corp. (Equity Real Estate Investment Trusts)	55	2,114
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	26	12,696
Regions Financial Corp. (Banks)	325	2,915
Republic Services, Inc. - Class A (Commercial Services & Supplies)	69	5,179
ResMed, Inc. (Health Care Equipment & Supplies)	49	7,217
Robert Half International, Inc. (Professional Services)	40	1,510
Rockwell Automation, Inc. (Electrical Equipment)	40	6,036
Rollins, Inc. (Commercial Services & Supplies)	47	1,699
Roper Technologies, Inc. (Industrial Conglomerates)	35	10,913
Ross Stores, Inc. (Specialty Retail)	121	10,523
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	60	1,930
S&P Global, Inc. (Capital Markets)	82	20,094
Salesforce.com, Inc.* (Software)	302	43,482
SBA Communications Corp. (Equity Real Estate Investment Trusts)	39	10,529
Schlumberger, Ltd. (Energy Equipment & Services)	470	6,340
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	77	3,758
Sealed Air Corp. (Containers & Packaging)	51	1,260
Sempra Energy (Multi-Utilities)	95	10,734
ServiceNow, Inc.* (Software)	63	18,055
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	103	5,651
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	60	5,363
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	28	1,207
Snap-on, Inc. (Machinery)	18	1,959
Southwest Airlines Co. (Airlines)	162	5,769
Stanley Black & Decker, Inc. (Machinery)	54	5,400
Starbucks Corp. (Hotels, Restaurants & Leisure)	402	26,427
State Street Corp. (Capital Markets)	125	6,659
STERIS PLC (Health Care Equipment & Supplies)	28	3,919

	Shares	Value
Common Stocks, continued
Stryker Corp. (Health Care Equipment & Supplies)	112	$18,647
SVB Financial Group* (Banks)	16	2,417
Synchrony Financial (Consumer Finance)	190	3,057
Synopsys, Inc.* (Software)	50	6,440
Sysco Corp. (Food & Staples Retailing)	173	7,894
T. Rowe Price Group, Inc. (Capital Markets)	81	7,910
Take-Two Interactive Software, Inc.* (Entertainment)	39	4,626
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	93	1,204
Target Corp. (Multiline Retail)	172	15,990
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	115	7,243
TechnipFMC PLC (Energy Equipment & Services)	143	964
Teleflex, Inc. (Health Care Equipment & Supplies)	16	4,686
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	320	31,978
Textron, Inc. (Aerospace & Defense)	76	2,027
The AES Corp. (Independent Power and Renewable Electricity Producers)	223	3,033
The Allstate Corp. (Insurance)	112	10,274
The Bank of New York Mellon Corp. (Capital Markets)	284	9,565
The Boeing Co. (Aerospace & Defense)	183	27,293
The Charles Schwab Corp. (Capital Markets)	389	13,078
The Clorox Co. (Household Products)	42	7,277
The Coca-Cola Co. (Beverages)	1,312	58,056
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	16	4,411
The Estee Lauder Co., Inc. (Personal Products)	75	11,951
The Gap, Inc. (Specialty Retail)	70	493
The Goldman Sachs Group, Inc. (Capital Markets)	109	16,850
The Hershey Co. (Food Products)	50	6,625
The Home Depot, Inc. (Specialty Retail)	372	69,455
The Interpublic Group of Cos., Inc. (Media)	131	2,121
The JM Smucker Co. - Class A (Food Products)	39	4,329
The Kraft Heinz Co. (Food Products)	210	5,195
The Kroger Co. (Food & Staples Retailing)	273	8,223
The Mosaic Co. (Chemicals)	117	1,266
The PNC Financial Services Group, Inc (Banks)	148	14,167
The Procter & Gamble Co. (Household Products)	848	93,279
The Progressive Corp. (Insurance)	198	14,620
The Sherwin-Williams Co. (Chemicals)	28	12,867
The Southern Co. (Electric Utilities)	358	19,382
The TJX Cos., Inc. (Specialty Retail)	411	19,650
The Travelers Cos., Inc. (Insurance)	87	8,643
The Walt Disney Co. (Entertainment)	615	59,408
The Western Union Co. (IT Services)	141	2,556
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	411	5,816
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	138	39,137
Tiffany & Co. (Specialty Retail)	39	5,051
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	109	9,145
Tractor Supply Co. (Specialty Retail)	41	3,467
Trane Technologies PLC (Building Products)	81	6,690
TransDigm Group, Inc. (Aerospace & Defense)	16	5,123
Truist Financial Corp. (Banks)	456	14,063
Twitter, Inc.* (Interactive Media & Services)	264	6,484
Tyson Foods, Inc. - Class A (Food Products)	101	5,845
U.S. Bancorp (Banks)	486	16,743
UDR, Inc. (Equity Real Estate Investment Trusts)	102	3,727
Ulta Beauty, Inc.* (Specialty Retail)	18	3,163
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	64	589
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	64	516
Union Pacific Corp. (Road & Rail)	234	33,004
United Airlines Holdings , Inc.* (Airlines)	75	2,366
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	240	22,421
United Rentals, Inc.* (Trading Companies & Distributors)	26	2,675
United Technologies Corp. (Aerospace & Defense)	276	26,035
UnitedHealth Group, Inc. (Health Care Providers & Services)	321	80,051
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	28	2,774
Unum Group (Insurance)	71	1,066
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	142	6,441
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	30	3,080
Ventas, Inc. (Equity Real Estate Investment Trusts)	128	3,430
VeriSign, Inc.* (IT Services)	35	6,303
Verisk Analytics, Inc. - Class A (Professional Services)	55	7,666
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,408	75,652
Vertex Pharmaceuticals, Inc.* (Biotechnology)	87	20,702
VF Corp. (Textiles, Apparel & Luxury Goods)	112	6,057
ViacomCBS, Inc. - Class B (Media)	183	2,564
Visa, Inc. - Class A (IT Services)	582	93,773
Vornado Realty Trust (Equity Real Estate Investment Trusts)	53	1,919
Vulcan Materials Co. (Construction Materials)	43	4,647
W.R. Berkley Corp. (Insurance)	49	2,556
W.W. Grainger, Inc. (Trading Companies & Distributors)	14	3,479
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	254	11,621
Walmart, Inc. (Food & Staples Retailing)	481	54,650
Waste Management, Inc. (Commercial Services & Supplies)	132	12,218
Waters Corp.* (Life Sciences Tools & Services)	22	4,005

	Shares	Value
Common Stocks, continued
WEC Energy Group, Inc. (Multi-Utilities)	108	$9,518
Wells Fargo & Co. (Banks)	1,310	37,597
Welltower, Inc. (Equity Real Estate Investment Trusts)	138	6,318
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	102	4,245
Westinghouse Air Brake Technologies Corp. (Machinery)	61	2,936
WestRock Co. (Containers & Packaging)	88	2,487
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	252	4,271
Whirlpool Corp. (Household Durables)	22	1,888
Willis Towers Watson PLC (Insurance)	43	7,304
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	30	1,806
Xcel Energy, Inc. (Electric Utilities)	178	10,733
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	61	1,155
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	87	6,781
Xylem, Inc. (Machinery)	61	3,973
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	102	6,990
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	18	3,305
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	69	6,975
Zions Bancorp NA (Banks)	56	1,499
Zoetis, Inc. (Pharmaceuticals)	162	19,066
TOTAL COMMON STOCKS (Cost $3,335,337)		7,288,136

	Principal Amount	Value
Repurchase Agreements(c)(d) (26.0%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $3,617,000	$3,617,000	$3,617,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,617,000)		3,617,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(e)	525	$525
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(e)	12	12
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(e)	1,410	1,410
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,947)		1,947

TOTAL INVESTMENT SECURITIES (Cost $6,954,284) - 78.5%		10,907,083
Net other assets (liabilities) - 21.5%		2,987,565

NET ASSETS - 100.0%		$13,894,648

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,817.
(b)	Number of shares is less than 0.50.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,632,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	6/22/20	$1,157,625	$52,162

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/20	1.05%	$4,913,525	$82,662
SPDR S&P 500 ETF	Goldman Sachs International	4/27/20	0.95%	1,676,138	12,237
				$6,589,663	$94,899

S&P 500	UBS AG	4/27/20	1.00%	$6,755,347	$37,628
SPDR S&P 500 ETF	UBS AG	4/27/20	0.60%	6,038,082	33,493
				$12,793,429	$71,121
				$19,383,092	$166,020

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of March 31, 2020:

		% of
	Value	Net Assets
Aerospace & Defense	$147,645	1.1%
Air Freight & Logistics	39,424	0.3%
Airlines	16,515	0.1%
Auto Components	6,015	NM
Automobiles	16,206	0.1%
Banks	299,858	2.1%
Beverages	136,143	1.0%
Biotechnology	175,751	1.3%
Building Products	23,740	0.2%
Capital Markets	191,194	1.4%
Chemicals	124,288	0.9%
Commercial Services & Supplies	28,674	0.2%
Communications Equipment	72,728	0.5%
Construction & Engineering	5,296	NM
Construction Materials	8,621	0.1%
Consumer Finance	34,188	0.2%
Containers & Packaging	25,092	0.2%
Distributors	5,500	NM
Diversified Consumer Services	901	NM
Diversified Financial Services	121,582	0.9%
Diversified Telecommunication Services	151,221	1.1%
Electric Utilities	163,373	1.2%
Electrical Equipment	32,477	0.2%
Electronic Equipment, Instruments & Components	36,206	0.3%
Energy Equipment & Services	13,466	0.1%
Entertainment	147,118	1.1%
Equity Real Estate Investment Trusts	213,715	1.6%
Food & Staples Retailing	125,443	0.9%
Food Products	89,537	0.6%
Gas Utilities	4,068	NM
Health Care Equipment & Supplies	270,798	1.9%
Health Care Providers & Services	213,439	1.5%
Health Care Technology	6,614	NM
Hotels, Restaurants & Leisure	109,670	0.8%
Household Durables	22,011	0.2%
Household Products	139,830	1.0%
Independent Power and Renewable Electricity Producers	5,377	NM
Industrial Conglomerates	93,623	0.7%
Insurance	149,360	1.1%
Interactive Media & Services	380,218	2.6%
Internet & Direct Marketing Retail	308,186	2.3%
IT Services	403,726	2.9%
Leisure Products	3,220	NM
Life Sciences Tools & Services	79,214	0.6%
Machinery	102,400	0.7%
Media	95,788	0.7%
Metals & Mining	19,687	0.1%
Multiline Retail	36,912	0.3%
Multi-Utilities	80,459	0.6%
Oil, Gas & Consumable Fuels	179,224	1.3%
Personal Products	12,467	0.1%
Pharmaceuticals	373,740	2.8%
Professional Services	23,931	0.2%
Real Estate Management & Development	4,337	NM
Road & Rail	72,613	0.5%
Semiconductors & Semiconductor Equipment	330,550	2.4%
Software	629,961	4.5%
Specialty Retail	159,331	1.1%
Technology Hardware, Storage & Peripherals	386,716	2.8%
Textiles, Apparel & Luxury Goods	46,954	0.3%
Tobacco	63,078	0.5%
Trading Companies & Distributors	12,279	0.1%
Water Utilities	7,293	0.1%
Wireless Telecommunication Services	9,145	0.1%
Other**	6,606,512	47.5%
Total	$13,894,648	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (59.7%)
Aaron’s, Inc. (Specialty Retail)	176	$4,009
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	232	4,257
ACI Worldwide, Inc.* (Software)	302	7,293
Acuity Brands, Inc. (Electrical Equipment)	103	8,823
Adient PLC* (Auto Components)	227	2,059
Adtalem Global Education, Inc.* (Diversified Consumer Services)	141	3,777
AECOM* (Construction & Engineering)	411	12,268
Affiliated Managers Group, Inc. (Capital Markets)	129	7,629
AGCO Corp. (Machinery)	165	7,796
Alleghany Corp. (Insurance)	37	20,437
Allegheny Technologies, Inc.* (Metals & Mining)	329	2,797
ALLETE, Inc. (Electric Utilities)	136	8,252
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	424	2,985
AMC Networks, Inc.* - Class A (Media)	115	2,796
Amedisys, Inc.* (Health Care Providers & Services)	84	15,417
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	358	9,935
American Eagle Outfitters, Inc. (Specialty Retail)	414	3,291
American Financial Group, Inc. (Insurance)	195	13,666
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	775	1,628
Apergy Corp.*(a) (Energy Equipment & Services)	203	1,167
AptarGroup, Inc. (Containers & Packaging)	165	16,423
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	213	11,048
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	259	7,451
ASGN, Inc.* (Professional Services)	137	4,839
Ashland Global Holdings, Inc. (Chemicals)	158	7,911
Associated Banc-Corp. (Banks)	416	5,321
AutoNation, Inc.* (Specialty Retail)	153	4,293
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	124	3,339
Avis Budget Group, Inc.* (Road & Rail)	147	2,043
Avnet, Inc. (Electronic Equipment, Instruments & Components)	263	6,601
Axon Enterprise, Inc.* (Aerospace & Defense)	155	10,969
BancorpSouth Bank (Banks)	251	4,749
Bank of Hawaii Corp. (Banks)	104	5,745
Bank OZK (Banks)	315	5,261
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	329	1,385
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	3,608
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	55	19,280
Bio-Techne Corp. (Life Sciences Tools & Services)	100	18,962
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	319	8,125
Black Hills Corp. (Multi-Utilities)	159	10,181
Blackbaud, Inc. (Software)	129	7,166
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	208	2,999
Brighthouse Financial, Inc.* (Insurance)	284	6,864
Brinker International, Inc. (Hotels, Restaurants & Leisure)	96	1,153
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	777	7,382
Brown & Brown, Inc. (Insurance)	609	22,057
Brunswick Corp. (Leisure Products)	213	7,534
Cable One, Inc. (Media)	14	23,016
Cabot Corp. (Chemicals)	147	3,840
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	76	8,675
CACI International, Inc.* - Class A (IT Services)	66	13,937
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,456	9,843
Camden Property Trust (Equity Real Estate Investment Trusts)	252	19,967
Cantel Medical Corp. (Health Care Equipment & Supplies)	98	3,518
Carlisle Cos., Inc. (Industrial Conglomerates)	146	18,291
Carpenter Technology Corp. (Metals & Mining)	126	2,457
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	114	7,493
Casey’s General Stores, Inc. (Food & Staples Retailing)	97	12,851
Catalent, Inc.* (Pharmaceuticals)	403	20,936
Cathay General Bancorp (Banks)	196	4,498
CDK Global, Inc. (Software)	318	10,446
Ceridian HCM Holding, Inc.* (Software)	263	13,168
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	127	16,029
Chemed Corp. (Health Care Providers & Services)	43	18,628
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	83	5,084
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	92	9,471
Ciena Corp.* (Communications Equipment)	403	16,044
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	266	4,477
Cinemark Holdings, Inc. (Entertainment)	279	2,843
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	152	9,976
CIT Group, Inc. (Banks)	247	4,263
Clean Harbors, Inc.* (Commercial Services & Supplies)	135	6,931
CNO Financial Group, Inc. (Insurance)	394	4,882
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	487	2,591
Cognex Corp. (Electronic Equipment, Instruments & Components)	445	18,788

	Shares	Value
Common Stocks, continued
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	62	$6,597
Colfax Corp.* (Machinery)	218	4,316
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	76	5,303
Commerce Bancshares, Inc. (Banks)	271	13,644
Commercial Metals Co. (Metals & Mining)	308	4,863
CommVault Systems, Inc.* (Software)	109	4,412
Compass Minerals International, Inc. (Metals & Mining)	89	3,424
Core Laboratories N.V. (Energy Equipment & Services)	117	1,210
Corecivic, Inc. (Equity Real Estate Investment Trusts)	310	3,463
CoreLogic, Inc. (IT Services)	206	6,291
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	98	11,358
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	292	6,462
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	381	11,152
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	62	5,160
Crane Co. (Machinery)	134	6,590
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	281	9,964
Cullen/Frost Bankers, Inc. (Banks)	148	8,257
Curtiss-Wright Corp. (Aerospace & Defense)	112	10,350
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	962	22,434
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	295	18,215
Dana, Inc. (Auto Components)	375	2,929
Darling Ingredients, Inc.* (Food Products)	428	8,205
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	73	9,782
Delphi Technologies PLC* (Auto Components)	224	1,803
Deluxe Corp. (Commercial Services & Supplies)	109	2,826
Dick’s Sporting Goods, Inc. (Specialty Retail)	165	3,508
Dillard’s, Inc.(a) - Class A (Multiline Retail)	26	961
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	620	2,251
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	101	32,730
Domtar Corp. (Paper & Forest Products)	149	3,224
Donaldson Co., Inc. (Machinery)	328	12,671
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	431	13,150
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	216	11,469
Dycom Industries, Inc.* (Construction & Engineering)	83	2,129
Eagle Materials, Inc. (Construction Materials)	109	6,368
East West Bancorp, Inc. (Banks)	380	9,780
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	10,448
Eaton Vance Corp. (Capital Markets)	295	9,514
Edgewell Personal Care Co.* (Personal Products)	141	3,396
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	169	2,434
EMCOR Group, Inc. (Construction & Engineering)	146	8,953
Encompass Health Corp. (Health Care Providers & Services)	257	16,456
Energizer Holdings, Inc. (Household Products)	165	4,991
EnerSys (Electrical Equipment)	109	5,398
EPR Properties (Equity Real Estate Investment Trusts)	204	4,941
EQT Corp. (Oil, Gas & Consumable Fuels)	669	4,729
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	532	2,676
Essential Utilities, Inc. (Water Utilities)	563	22,914
Etsy, Inc.* (Internet & Direct Marketing Retail)	309	11,878
Evercore Partners, Inc. - Class A (Capital Markets)	101	4,652
Exelixis, Inc.* (Biotechnology)	794	13,674
F.N.B. Corp. (Banks)	847	6,242
FactSet Research Systems, Inc. (Capital Markets)	100	26,067
Fair Isaac Corp.* (Software)	76	23,384
Federated Hermes, Inc. - Class B (Capital Markets)	251	4,782
First American Financial Corp. (Insurance)	294	12,469
First Financial Bankshares, Inc. (Banks)	353	9,475
First Horizon National Corp. (Banks)	812	6,545
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	332	11,032
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	198	7,140
FirstCash, Inc. (Consumer Finance)	112	8,035
Five Below, Inc.* (Specialty Retail)	146	10,275
Flowers Foods, Inc. (Food Products)	502	10,301
Fluor Corp. (Construction & Engineering)	365	2,522
Foot Locker, Inc. (Specialty Retail)	279	6,152
FTI Consulting, Inc.* (Professional Services)	98	11,738
Fulton Financial Corp. (Banks)	428	4,918
GATX Corp. (Trading Companies & Distributors)	92	5,756
Generac Holdings, Inc.* (Electrical Equipment)	163	15,187
Gentex Corp. (Auto Components)	659	14,602
Genworth Financial, Inc.* - Class A (Insurance)	1,312	4,356
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	200	8,506
Graco, Inc. (Machinery)	435	21,199
Graham Holdings Co. - Class B (Diversified Consumer Services)	12	4,094
Grand Canyon Education, Inc.* (Diversified Consumer Services)	126	9,612
Greif, Inc. - Class A (Containers & Packaging)	68	2,114
GrubHub, Inc.* (Internet & Direct Marketing Retail)	238	9,694
Haemonetics Corp.* (Health Care Equipment & Supplies)	132	13,155

	Shares	Value
Common Stocks, continued
Hancock Whitney Corp. (Banks)	228	$4,451
Hawaiian Electric Industries, Inc. (Electric Utilities)	284	12,226
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	348	9,720
Healthcare Services Group, Inc. (Commercial Services & Supplies)	192	4,591
HealthEquity, Inc.* (Health Care Providers & Services)	185	9,359
Helen of Troy, Ltd.* (Household Durables)	66	9,506
Herman Miller, Inc. (Commercial Services & Supplies)	155	3,441
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	271	9,599
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	174	17,504
HNI Corp. (Commercial Services & Supplies)	113	2,846
Home BancShares, Inc. (Banks)	406	4,868
Hubbell, Inc. (Electrical Equipment)	141	16,178
ICU Medical, Inc.* (Health Care Equipment & Supplies)	50	10,089
IDACORP, Inc. (Electric Utilities)	132	11,588
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	228	6,498
Ingevity Corp.* (Chemicals)	109	3,837
Ingredion, Inc. (Food Products)	174	13,137
Insperity, Inc. (Professional Services)	98	3,655
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	185	8,264
Interactive Brokers Group, Inc. - Class A (Capital Markets)	199	8,591
InterDigital, Inc. (Communications Equipment)	81	3,615
International Bancshares Corp. (Banks)	152	4,086
ITT, Inc. (Machinery)	229	10,387
j2 Global, Inc. (Software)	121	9,057
Jabil, Inc. (Electronic Equipment, Instruments & Components)	362	8,898
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	61	2,138
Janus Henderson Group PLC (Capital Markets)	406	6,220
JBG Smith Properties (Equity Real Estate Investment Trusts)	307	9,772
Jefferies Financial Group, Inc. (Diversified Financial Services)	626	8,557
JetBlue Airways Corp.* (Airlines)	752	6,730
John Wiley & Sons, Inc. - Class A (Media)	113	4,236
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	136	13,733
KAR Auction Services, Inc. (Commercial Services & Supplies)	336	4,032
KB Home (Household Durables)	223	4,036
KBR, Inc. (IT Services)	369	7,631
Kemper Corp. (Insurance)	165	12,271
Kennametal, Inc. (Machinery)	215	4,003
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	253	16,116
Kirby Corp.* (Marine)	158	6,868
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	320	10,496
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	223	11,435
Lancaster Colony Corp. (Food Products)	51	7,377
Landstar System, Inc. (Road & Rail)	103	9,874
Lear Corp. (Auto Components)	144	11,700
Legg Mason, Inc. (Capital Markets)	213	10,405
LendingTree, Inc.* (Thrifts & Mortgage Finance)	21	3,851
Lennox International, Inc. (Building Products)	90	16,361
Life Storage, Inc. (Equity Real Estate Investment Trusts)	122	11,535
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	43	3,127
Lincoln Electric Holdings, Inc. (Machinery)	159	10,971
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	64	8,539
LivaNova PLC* (Health Care Equipment & Supplies)	126	5,702
LiveRamp Holdings, Inc.* (IT Services)	176	5,794
LogMeIn, Inc. (Software)	127	10,577
Louisiana-Pacific Corp. (Paper & Forest Products)	307	5,275
Lumentum Holdings, Inc.* (Communications Equipment)	202	14,887
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	238	3,625
Manhattan Associates, Inc.* (Software)	165	8,220
ManpowerGroup, Inc. (Professional Services)	155	8,213
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	98	5,447
Masimo Corp.* (Health Care Equipment & Supplies)	129	22,848
MasTec, Inc.* (Construction & Engineering)	158	5,171
Matador Resources Co.*(a) (Oil, Gas & Consumable Fuels)	284	704
Mattel, Inc.* (Leisure Products)	904	7,964
MAXIMUS, Inc. (IT Services)	165	9,603
MDU Resources Group, Inc. (Multi-Utilities)	523	11,244
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,348	23,306
MEDNAX, Inc.* (Health Care Providers & Services)	221	2,572
Mercury General Corp. (Insurance)	71	2,891
Mercury Systems, Inc.* (Aerospace & Defense)	146	10,416
Meredith Corp. (Media)	105	1,283
Minerals Technologies, Inc. (Chemicals)	90	3,263
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	141	11,484
Molina Healthcare, Inc.* (Health Care Providers & Services)	165	23,053
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	106	17,751
MSA Safety, Inc. (Commercial Services & Supplies)	93	9,412
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	118	6,486
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	389	2,385
Murphy USA, Inc.* (Specialty Retail)	74	6,243
National Fuel Gas Co. (Gas Utilities)	225	8,390

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	307	$10,156
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	448	14,421
Navient Corp. (Consumer Finance)	445	3,373
NCR Corp.* (Technology Hardware, Storage & Peripherals)	334	5,912
Nektar Therapeutics* (Pharmaceuticals)	459	8,193
NetScout Systems, Inc.* (Communications Equipment)	172	4,071
New Jersey Resources Corp. (Gas Utilities)	249	8,459
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,220	11,456
NewMarket Corp. (Chemicals)	20	7,657
Nordson Corp. (Machinery)	134	18,099
NorthWestern Corp. (Multi-Utilities)	132	7,898
NOW, Inc.* (Trading Companies & Distributors)	284	1,465
Nu Skin Enterprises, Inc. - Class A (Personal Products)	145	3,168
NuVasive, Inc.* (Health Care Equipment & Supplies)	136	6,890
nVent Electric PLC (Electrical Equipment)	406	6,849
OGE Energy Corp. (Electric Utilities)	523	16,073
O-I Glass, Inc. (Containers & Packaging)	405	2,880
Old Republic International Corp. (Insurance)	743	11,331
Olin Corp. (Chemicals)	417	4,866
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	142	6,580
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	569	15,101
ONE Gas, Inc. (Gas Utilities)	137	11,456
Oshkosh Corp. (Machinery)	176	11,322
Owens Corning (Building Products)	283	10,983
PacWest Bancorp (Banks)	312	5,591
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	58	3,095
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	625	4,944
Patterson Cos., Inc. (Health Care Providers & Services)	225	3,440
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	508	1,194
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	265	1,876
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	340	3,703
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	283	3,580
Penumbra, Inc.* (Health Care Equipment & Supplies)	84	13,552
Perspecta, Inc. (IT Services)	359	6,548
Pilgrim’s Pride Corp.* (Food Products)	136	2,464
Pinnacle Financial Partners, Inc. (Banks)	188	7,058
PNM Resources, Inc. (Electric Utilities)	209	7,942
Polaris, Inc. (Leisure Products)	152	7,319
PolyOne Corp. (Chemicals)	237	4,496
Pool Corp. (Distributors)	104	20,464
Post Holdings, Inc.* (Food Products)	174	14,436
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	176	5,525
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	165	13,702
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	130	4,768
Primerica, Inc. (Insurance)	107	9,467
Prosperity Bancshares, Inc. (Banks)	246	11,869
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	51	6,912
PTC, Inc.* (Software)	272	16,649
Rayonier, Inc. (Equity Real Estate Investment Trusts)	336	7,913
Regal Beloit Corp. (Electrical Equipment)	107	6,736
Reinsurance Group of America, Inc. (Insurance)	165	13,883
Reliance Steel & Aluminum Co. (Metals & Mining)	174	15,241
RenaissanceRe Holdings, Ltd. (Insurance)	114	17,022
Repligen Corp.* (Biotechnology)	123	11,874
Resideo Technologies, Inc.* (Building Products)	320	1,549
RH* (Specialty Retail)	50	5,024
RLI Corp. (Insurance)	104	9,145
Royal Gold, Inc. (Metals & Mining)	171	14,998
RPM International, Inc. (Chemicals)	339	20,172
Ryder System, Inc. (Road & Rail)	139	3,675
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	537	5,864
Sabre Corp. (IT Services)	715	4,240
Sally Beauty Holdings, Inc.* (Specialty Retail)	304	2,456
Sanderson Farms, Inc. (Food Products)	51	6,289
Science Applications International Corp. (IT Services)	129	9,627
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	141	1,368
SEI Investments Co. (Capital Markets)	328	15,200
Selective Insurance Group, Inc. (Insurance)	155	7,704
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	174	6,525
Sensient Technologies Corp. (Chemicals)	109	4,743
Service Corp. International (Diversified Consumer Services)	477	18,656
Service Properties Trust (Equity Real Estate Investment Trusts)	430	2,322
Signature Bank (Banks)	141	11,334
Silgan Holdings, Inc. (Containers & Packaging)	202	5,862
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	113	9,651
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	207	2,596
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	350	8,309
SLM Corp. (Consumer Finance)	1,102	7,923
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	127	10,399
Sonoco Products Co. (Containers & Packaging)	259	12,005
Southwest Gas Holdings, Inc. (Gas Utilities)	142	9,878
Spire, Inc. (Gas Utilities)	134	9,980
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	259	6,773

	Shares	Value
Common Stocks, continued
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	308	$5,726
Steel Dynamics, Inc. (Metals & Mining)	562	12,667
Stericycle, Inc.* (Commercial Services & Supplies)	237	11,513
Sterling Bancorp (Banks)	526	5,497
Stifel Financial Corp. (Capital Markets)	179	7,389
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	88	5,093
Syneos Health, Inc.* (Life Sciences Tools & Services)	161	6,347
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	107	7,822
Synovus Financial Corp. (Banks)	382	6,708
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	159	6,659
Taylor Morrison Home Corp.* (Household Durables)	448	4,928
TCF Financial Corp. (Banks)	401	9,087
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	92	12,038
TEGNA, Inc. (Media)	566	6,147
Teledyne Technologies, Inc.* (Aerospace & Defense)	95	28,241
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	254	4,257
Tempur Sealy International, Inc.* (Household Durables)	119	5,201
Tenet Healthcare Corp.* (Health Care Providers & Services)	271	3,902
Teradata Corp.* (IT Services)	292	5,983
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	437	23,671
Terex Corp. (Machinery)	171	2,456
Tetra Tech, Inc. (Commercial Services & Supplies)	142	10,028
Texas Capital Bancshares, Inc.* (Banks)	132	2,926
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	170	7,021
The Boston Beer Co., Inc.* - Class A (Beverages)	23	8,454
The Brink’s Co. (Commercial Services & Supplies)	130	6,767
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	108	1,845
The Chemours Co. (Chemicals)	427	3,787
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	317	3,855
The Goodyear Tire & Rubber Co. (Auto Components)	608	3,539
The Hain Celestial Group, Inc.* (Food Products)	211	5,480
The Hanover Insurance Group, Inc. (Insurance)	103	9,330
The Macerich Co. (Equity Real Estate Investment Trusts)	287	1,616
The New York Times Co. - Class A (Media)	373	11,455
The Scotts Miracle-Gro Co. - Class A (Chemicals)	103	10,547
The Timken Co. (Machinery)	176	5,692
The Toro Co. (Machinery)	279	18,160
The Wendy’s Co. (Hotels, Restaurants & Leisure)	479	7,128
Thor Industries, Inc. (Automobiles)	144	6,074
Toll Brothers, Inc. (Household Durables)	314	6,045
Tootsie Roll Industries, Inc.(a) (Food Products)	44	1,568
Transocean, Ltd.*(a) (Energy Equipment & Services)	1,501	1,741
TreeHouse Foods, Inc.* (Food Products)	146	6,446
Trex Co., Inc.* (Building Products)	152	12,181
TRI Pointe Group, Inc.* (Household Durables)	362	3,175
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	650	20,690
Trinity Industries, Inc. (Machinery)	257	4,130
TripAdvisor, Inc. (Interactive Media & Services)	274	4,765
Trustmark Corp. (Banks)	165	3,845
Tyler Technologies, Inc.* (Software)	101	29,954
UGI Corp. (Gas Utilities)	545	14,534
UMB Financial Corp. (Banks)	113	5,241
Umpqua Holdings Corp. (Banks)	575	6,268
United Bankshares, Inc. (Banks)	265	6,116
United States Steel Corp.(a) (Metals & Mining)	445	2,808
United Therapeutics Corp.* (Biotechnology)	113	10,715
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	109	14,364
Urban Edge Properties (Equity Real Estate Investment Trusts)	300	2,643
Urban Outfitters, Inc.* (Specialty Retail)	186	2,649
Valley National Bancorp (Banks)	1,022	7,471
Valmont Industries, Inc. (Construction & Engineering)	55	5,829
Valvoline, Inc. (Chemicals)	491	6,427
ViaSat, Inc.* (Communications Equipment)	152	5,460
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	345	4,971
Visteon Corp.* (Auto Components)	73	3,503
Washington Federal, Inc. (Thrifts & Mortgage Finance)	205	5,322
Watsco, Inc. (Trading Companies & Distributors)	84	13,275
Webster Financial Corp. (Banks)	242	5,542
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	316	4,560
Werner Enterprises, Inc. (Road & Rail)	115	4,170
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	193	29,384
WEX, Inc.* (IT Services)	113	11,814
Williams-Sonoma, Inc. (Specialty Retail)	204	8,674
Wintrust Financial Corp. (Banks)	148	4,863
Woodward, Inc. (Machinery)	146	8,678
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	171	4,306
World Wrestling Entertainment, Inc.(a) - Class A (Entertainment)	124	4,207
Worthington Industries, Inc. (Metals & Mining)	96	2,520
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,087	3,315
WW International, Inc.* (Diversified Consumer Services)	122	2,063

	Shares	Value
Common Stocks, continued
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	237	$5,143
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	249	7,846
XPO Logistics, Inc.* (Air Freight & Logistics)	242	11,798
Yelp, Inc.* (Interactive Media & Services)	166	2,993
TOTAL COMMON STOCKS (Cost $2,297,024)		3,347,022

	Principal Amount	Value
Repurchase Agreements(b)(c) (37.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $2,087,000	$2,087,000	$2,087,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,087,000)		2,087,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	3,709	$3,709
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	82	82
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	9,948	9,948
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,739)		13,739

TOTAL INVESTMENT SECURITIES (Cost $4,397,763) - 97.1%		5,447,761
Net other assets (liabilities) - 2.9%		163,534

NET ASSETS - 100.0%		$5,611,295

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $13,134.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $939,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	6	6/22/20	$864,300	$(20,270)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/20	0.95%	$2,014,104	$29,787
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/20	0.70%	1,726,019	20,561
				$3,740,123	$50,348

S&P MidCap 400	UBS AG	4/27/20	0.85%	$2,469,137	$32,131
SPDR S&P MidCap 400 ETF	UBS AG	4/27/20	0.80%	752,674	11,206
				$3,221,811	$43,337
				$6,961,934	$93,685

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$59,976	1.1%
Air Freight & Logistics	11,798	0.2%
Airlines	6,730	0.1%
Auto Components	40,135	0.7%
Automobiles	6,074	0.1%
Banks	201,519	3.5%
Beverages	8,454	0.2%
Biotechnology	46,841	0.8%
Building Products	41,074	0.7%
Capital Markets	100,449	1.8%
Chemicals	81,546	1.4%
Commercial Services & Supplies	62,387	1.1%
Communications Equipment	44,077	0.8%
Construction & Engineering	36,872	0.7%
Construction Materials	6,368	0.1%
Consumer Finance	19,331	0.3%
Containers & Packaging	39,284	0.7%
Distributors	20,464	0.4%
Diversified Consumer Services	38,202	0.7%
Diversified Financial Services	8,557	0.2%
Electric Utilities	56,081	1.0%
Electrical Equipment	59,171	1.1%
Electronic Equipment, Instruments & Components	126,254	2.2%
Energy Equipment & Services	5,312	0.1%
Entertainment	7,050	0.1%
Equity Real Estate Investment Trusts	317,675	5.7%
Food & Staples Retailing	26,702	0.5%
Food Products	75,703	1.3%
Gas Utilities	62,697	1.1%
Health Care Equipment & Supplies	142,751	2.6%
Health Care Providers & Services	97,084	1.7%
Health Care Technology	2,985	0.1%
Hotels, Restaurants & Leisure	127,550	2.2%
Household Durables	32,891	0.6%
Household Products	4,991	0.1%
Industrial Conglomerates	18,291	0.3%
Insurance	177,775	3.2%
Interactive Media & Services	7,758	0.1%
Internet & Direct Marketing Retail	21,572	0.4%
IT Services	81,468	1.5%
Leisure Products	22,817	0.4%
Life Sciences Tools & Services	74,320	1.3%
Machinery	146,470	2.7%
Marine	6,868	0.1%
Media	48,933	0.9%
Metals & Mining	61,775	1.1%
Multiline Retail	7,541	0.1%
Multi-Utilities	29,323	0.5%
Oil, Gas & Consumable Fuels	28,687	0.5%
Paper & Forest Products	8,499	0.2%
Personal Products	6,564	0.1%
Pharmaceuticals	33,897	0.6%
Professional Services	28,445	0.5%
Real Estate Management & Development	13,733	0.2%
Road & Rail	30,258	0.5%
Semiconductors & Semiconductor Equipment	157,127	2.9%
Software	140,326	2.5%
Specialty Retail	57,959	1.0%
Technology Hardware, Storage & Peripherals	5,912	0.1%
Textiles, Apparel & Luxury Goods	30,887	0.6%
Thrifts & Mortgage Finance	20,629	0.4%
Trading Companies & Distributors	26,982	0.5%
Water Utilities	22,914	0.4%
Wireless Telecommunication Services	4,257	0.1%
Other**	2,264,273	40.3%
Total	$5,611,295	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (62.2%)
Activision Blizzard, Inc. (Entertainment)	4,326	$257,310
Adobe, Inc.* (Software)	2,726	867,522
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,270	285,160
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,246	111,878
Align Technology, Inc.* (Health Care Equipment & Supplies)	445	77,408
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,517	1,762,678
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,517	1,763,983
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,188	4,265,986
American Airlines Group, Inc.(a) (Airlines)	2,466	30,061
Amgen, Inc. (Biotechnology)	3,346	678,335
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,074	185,934
ANSYS, Inc.* (Software)	474	110,191
Apple, Inc. (Technology Hardware, Storage & Peripherals)	19,612	4,987,136
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,201	238,310
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	417	109,104
Autodesk, Inc.* (Software)	1,236	192,940
Automatic Data Processing, Inc. (IT Services)	2,436	332,952
Baidu, Inc.*ADR (Interactive Media & Services)	1,557	156,930
Biogen, Inc.* (Biotechnology)	1,015	321,126
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,011	85,430
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	236	317,495
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,234	529,681
Cadence Design Systems, Inc.* (Software)	1,580	104,343
CDW Corp. (Electronic Equipment, Instruments & Components)	809	75,455
Cerner Corp. (Health Care Technology)	1,768	111,366
Charter Communications, Inc.* - Class A (Media)	1,209	527,499
Check Point Software Technologies, Ltd.* (Software)	855	85,962
Cintas Corp. (Commercial Services & Supplies)	584	101,161
Cisco Systems, Inc. (Communications Equipment)	23,885	938,919
Citrix Systems, Inc. (Software)	732	103,615
Cognizant Technology Solutions Corp. (IT Services)	3,083	143,267
Comcast Corp. - Class A (Media)	25,561	878,787
Copart, Inc.* (Commercial Services & Supplies)	1,308	89,624
CoStar Group, Inc.* (Professional Services)	206	120,965
Costco Wholesale Corp. (Food & Staples Retailing)	2,487	709,118
CSX Corp. (Road & Rail)	4,405	252,407
Dollar Tree, Inc.* (Multiline Retail)	1,332	97,862
eBay, Inc. (Internet & Direct Marketing Retail)	4,580	137,675
Electronic Arts, Inc.* (Entertainment)	1,644	164,679
Exelon Corp. (Electric Utilities)	5,473	201,462
Expedia Group, Inc. (Internet & Direct Marketing Retail)	784	44,116
Facebook, Inc.* - Class A (Interactive Media & Services)	10,622	1,771,750
Fastenal Co. (Trading Companies & Distributors)	3,228	100,875
Fiserv, Inc.* (IT Services)	3,828	363,622
Fox Corp. - Class A (Media)	1,995	47,142
Fox Corp. - Class B (Media)	1,498	34,274
Gilead Sciences, Inc. (Biotechnology)	7,123	532,515
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	483	117,002
Illumina, Inc.* (Life Sciences Tools & Services)	827	225,870
Incyte Corp.* (Biotechnology)	1,212	88,755
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,492	1,325,506
Intuit, Inc. (Software)	1,467	337,410
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	650	321,886
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,219	211,370
KLA Corp. (Semiconductors & Semiconductor Equipment)	888	127,641
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	816	195,840
Liberty Global PLC* - Class A (Media)	1,020	16,840
Liberty Global PLC* - Class C (Media)	2,468	38,772
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	692	131,169
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,840	137,650
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,523	74,033
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	281	137,291
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,346	91,259
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,233	262,160
Microsoft Corp. (Software)	33,673	5,310,569
Mondelez International, Inc. - Class A (Food Products)	8,107	405,998
Monster Beverage Corp.* (Beverages)	3,027	170,299
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,286	53,613
NetEase, Inc.ADR (Entertainment)	412	132,236
Netflix, Inc.* (Entertainment)	2,468	926,735
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,447	908,629

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,574	$130,532
O’Reilly Automotive, Inc.* (Specialty Retail)	426	128,247
PACCAR, Inc. (Machinery)	1,947	119,020
Paychex, Inc. (IT Services)	2,015	126,784
PayPal Holdings, Inc.* (IT Services)	6,611	632,938
PepsiCo, Inc. (Beverages)	7,851	942,905
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,428	434,854
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	608	296,880
Ross Stores, Inc. (Specialty Retail)	2,036	177,071
Seattle Genetics, Inc.* (Biotechnology)	964	111,226
Sirius XM Holdings, Inc. (Media)	24,901	123,011
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	960	85,805
Splunk, Inc.* (Software)	852	107,548
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,649	437,106
Synopsys, Inc.* (Software)	847	109,085
Take-Two Interactive Software, Inc.* (Entertainment)	638	75,673
Tesla, Inc.* (Automobiles)	1,015	531,860
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,263	525,932
The Kraft Heinz Co. (Food Products)	6,875	170,088
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,817	404,146
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,944	69,037
Ulta Beauty, Inc.* (Specialty Retail)	331	58,157
United Airlines Holdings , Inc.* (Airlines)	1,425	44,958
VeriSign, Inc.* (IT Services)	661	119,039
Verisk Analytics, Inc. - Class A (Professional Services)	921	128,369
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,448	344,552
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,024	229,848
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,674	69,672
Willis Towers Watson PLC (Insurance)	724	122,971
Workday, Inc.* - Class A (Software)	924	120,323
Xcel Energy, Inc. (Electric Utilities)	3,018	181,985
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,415	110,285
TOTAL COMMON STOCKS (Cost $11,371,130)		44,424,450

	Principal Amount	Value
Repurchase Agreements(b)(c) (33.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $24,172,000	$24,172,000	$24,172,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,172,000)		24,172,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(d)	7,470	$7,470
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(d)	166	166
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(d)	20,039	20,039
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,675)		27,675

TOTAL INVESTMENT SECURITIES (Cost $35,570,805) - 96.1%		68,624,125
Net other assets (liabilities) - 3.9%		2,766,018

NET ASSETS - 100.0%		$71,390,143

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $26,989.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $9,663,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	59	6/22/20	$9,200,460	$781,150

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/20	0.85%	$17,384,349	$463,856
Nasdaq-100 Index	Goldman Sachs International	4/27/20	1.05%	26,260,015	758,485
				$43,644,364	$1,222,341

Invesco QQQ Trust, Series 1 ETF	UBS AG	4/27/20	0.90%	$10,204,168	$173,221
Nasdaq-100 Index	UBS AG	4/27/20	1.30%	34,974,494	753,702
				$45,178,662	$926,923
				$88,823,026	$2,149,264

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$75,019	0.1%
Automobiles	531,860	0.7%
Beverages	1,113,204	1.6%
Biotechnology	2,570,697	3.6%
Commercial Services & Supplies	190,785	0.3%
Communications Equipment	938,919	1.3%
Electric Utilities	383,447	0.5%
Electronic Equipment, Instruments & Components	75,455	0.1%
Entertainment	1,556,633	2.2%
Food & Staples Retailing	938,966	1.3%
Food Products	576,086	0.8%
Health Care Equipment & Supplies	516,296	0.7%
Health Care Technology	111,366	0.2%
Hotels, Restaurants & Leisure	574,756	0.8%
Insurance	122,971	0.2%
Interactive Media & Services	5,455,341	7.6%
Internet & Direct Marketing Retail	5,182,970	7.3%
IT Services	1,718,602	2.4%
Life Sciences Tools & Services	225,870	0.3%
Machinery	119,020	0.2%
Media	1,666,325	2.3%
Multiline Retail	97,862	0.1%
Professional Services	249,334	0.3%
Road & Rail	252,407	0.4%
Semiconductors & Semiconductor Equipment	5,620,665	7.9%
Software	7,449,508	10.4%
Specialty Retail	363,475	0.5%
Technology Hardware, Storage & Peripherals	5,110,421	7.2%
Textiles, Apparel & Luxury Goods	131,169	0.2%
Trading Companies & Distributors	100,875	0.1%
Wireless Telecommunication Services	404,146	0.6%
Other**	26,965,693	37.8%
Total	$71,390,143	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (116.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $5,000) - 116.1%		5,000
Net other assets (liabilities) - (16.1)%		(694)

NET ASSETS - 100.0%		$4,306

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/20	(0.70)%	$(7,434)	$(120)
Dow Jones Industrial Average	UBS AG	4/27/20	(0.70)%	(1,175)	(9)
				$(8,609)	$(129)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (416.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $4,458,000	$4,458,000	$4,458,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,458,000)		4,458,000

TOTAL INVESTMENT SECURITIES (Cost $4,458,000) - 416.3%		4,458,000
Net other assets (liabilities) (c) - (316.3)%		(3,387,157)

NET ASSETS - 100.0%		$1,070,843

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,137,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $3,419,198 of net capital redemptions.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	6/22/20	$(155,940)	$(2,777)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/20	(0.80)%	$(1,548,974)	$4,748
Nasdaq-100 Index	UBS AG	4/27/20	(0.65)%	(435,750)	(3,206)
				$(1,984,724)	$1,542

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2020 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (44.2%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	88	$1,164
1st Source Corp. (Banks)	59	1,913
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	382	2,945
8x8, Inc.* (Software)	294	4,075
AAON, Inc. (Building Products)	148	7,151
AAR Corp. (Aerospace & Defense)	118	2,096
Aaron’s, Inc. (Specialty Retail)	236	5,376
Abercrombie & Fitch Co. - Class A (Specialty Retail)	205	1,863
ABM Industries, Inc. (Commercial Services & Supplies)	206	5,018
Acacia Communications, Inc.* (Communications Equipment)	118	7,927
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	354	14,956
Acadia Realty Trust (Equity Real Estate Investment Trusts)	265	3,283
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	87	725
Acceleron Pharma, Inc.* (Biotechnology)	148	13,301
ACCO Brands Corp. (Commercial Services & Supplies)	322	1,626
ACI Worldwide, Inc.* (Software)	353	8,525
Acushnet Holdings Corp. (Leisure Products)	118	3,034
Addus Homecare Corp.* (Health Care Providers & Services)	29	1,960
Adient PLC* (Auto Components)	294	2,667
Adtalem Global Education, Inc.* (Diversified Consumer Services)	177	4,742
ADTRAN, Inc. (Communications Equipment)	145	1,114
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	235	7,708
Advanced Drainage Systems, Inc. (Building Products)	118	3,474
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	118	5,722
AdvanSix, Inc.* (Chemicals)	88	840
Adverum Biotechnologies, Inc.* (Biotechnology)	176	1,720
Aegion Corp.* (Construction & Engineering)	88	1,578
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	147	1,985
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	236	9,871
AeroVironment, Inc.* (Aerospace & Defense)	59	3,597
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	116	318
Agree Realty Corp. (Equity Real Estate Investment Trusts)	118	7,304
Aimmune Therapeutics, Inc.* (Biotechnology)	148	2,134
Air Transport Services Group, Inc.* (Air Freight & Logistics)	206	3,766
Akebia Therapeutics, Inc.* (Biotechnology)	382	2,896
Akorn, Inc.* (Pharmaceuticals)	293	164
Alamo Group, Inc. (Machinery)	29	2,575
Alarm.com Holdings, Inc.*(a) (Software)	118	4,591
Albany International Corp. - Class A (Machinery)	89	4,212
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	236	2,648
Allakos, Inc.* (Biotechnology)	59	2,625
Allegheny Technologies, Inc.* (Metals & Mining)	412	3,502
Allegiance Bancshares, Inc. (Banks)	59	1,422
Allegiant Travel Co. (Airlines)	29	2,372
ALLETE, Inc. (Electric Utilities)	177	10,740
Allogene Therapeutics, Inc.* (Biotechnology)	118	2,294
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	558	3,928
Altair Engineering, Inc.* - Class A (Software)	118	3,127
Altra Industrial Motion Corp. (Machinery)	206	3,603
Ambac Financial Group, Inc.* (Insurance)	147	1,814
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	118	5,730
AMC Entertainment Holdings, Inc.(a) - Class A (Entertainment)	175	553
Amedisys, Inc.* (Health Care Providers & Services)	118	21,658
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	148	3,700
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	381	1,375
American Eagle Outfitters, Inc. (Specialty Retail)	529	4,206
American Equity Investment Life Holding Co. (Insurance)	294	5,527
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	352	2,200
American Outdoor Brands Corp.* (Leisure Products)	175	1,453
American Public Education, Inc.* (Diversified Consumer Services)	59	1,412
American States Water Co. (Water Utilities)	118	9,646
American Vanguard Corp. (Chemicals)	88	1,272
American Woodmark Corp.* (Building Products)	59	2,689
America’s Car-Mart, Inc.* (Specialty Retail)	29	1,634
Ameris Bancorp (Banks)	206	4,895
AMERISAFE, Inc. (Insurance)	59	3,804
Amicus Therapeutics, Inc.* (Biotechnology)	766	7,078
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	322	2,508
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	148	8,556
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	292	1,016
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	118	1,751
AnaptysBio, Inc.* (Biotechnology)	88	1,243

	Shares	Value
Common Stocks, continued
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	117	$1,220
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	29	1,181
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	59	1,706
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	89	7,820
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	528	1,246
Anterix, Inc.* (Diversified Telecommunication Services)	29	1,324
Apellis Pharmaceuticals, Inc.* (Biotechnology)	148	3,965
Apogee Enterprises, Inc. (Building Products)	89	1,853
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	500	3,710
Appfolio, Inc.* (Software)	59	6,546
Appian Corp.* (Software)	89	3,580
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	118	5,395
ArcBest Corp. (Road & Rail)	89	1,559
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	59	1,705
Archrock, Inc. (Energy Equipment & Services)	410	1,542
Arcosa, Inc. (Construction & Engineering)	148	5,882
Arena Pharmaceuticals, Inc.*(a) (Biotechnology)	177	7,434
Ares Management Corp. (Capital Markets)	206	6,372
Argan, Inc. (Construction & Engineering)	59	2,040
Argo Group International Holdings, Ltd. (Insurance)	118	4,373
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	176	1,883
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	205	1,806
Arrow Financial Corp. (Banks)	30	836
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	295	8,487
Artisan Partners Asset Management, Inc. (Capital Markets)	177	3,804
Arvinas, Inc.* (Pharmaceuticals)	59	2,378
Asbury Automotive Group, Inc.* (Specialty Retail)	59	3,259
ASGN, Inc.* (Professional Services)	177	6,252
Astec Industries, Inc. (Machinery)	89	3,112
Astronics Corp.* (Aerospace & Defense)	88	808
Atara Biotherapeutics, Inc.* (Biotechnology)	146	1,242
Athenex, Inc.* (Biotechnology)	205	1,587
Atkore International Group, Inc.* (Electrical Equipment)	148	3,118
Atlantic Union Bankshares (Banks)	265	5,804
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	88	2,259
ATN International, Inc. (Diversified Telecommunication Services)	29	1,703
AtriCure, Inc.* (Health Care Equipment & Supplies)	118	3,964
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	148	3,986
Avaya Holdings Corp.* - Class C (Software)	352	2,848
Avis Budget Group, Inc.* (Road & Rail)	206	2,863
Avista Corp. (Multi-Utilities)	206	8,753
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	118	2,161
AxoGen, Inc.* (Health Care Equipment & Supplies)	117	1,217
Axon Enterprise, Inc.* (Aerospace & Defense)	206	14,578
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	59	1,499
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	177	3,209
Axsome Therapeutics, Inc.* (Pharmaceuticals)	89	5,236
AZZ, Inc. (Electrical Equipment)	89	2,503
B&G Foods, Inc.(a) - Class A (Food Products)	206	3,727
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	89	4,770
Balchem Corp. (Chemicals)	118	11,650
Banc of California, Inc. (Banks)	146	1,168
Bancfirst Corp. (Banks)	59	1,969
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	88	907
BancorpSouth Bank (Banks)	324	6,130
Bandwidth, Inc.* (Diversified Telecommunication Services)	59	3,970
Bank of Marin BanCorp (Banks)	29	870
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	177	3,014
Banner Corp. (Banks)	118	3,899
Barnes Group, Inc. (Machinery)	148	6,191
Barrett Business Services, Inc. (Professional Services)	29	1,150
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	235	3,887
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	410	1,726
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	4,257
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	118	2,359
Benefitfocus, Inc.* (Software)	88	784
Berkshire Hills Bancorp, Inc. (Banks)	148	2,199
Berry Corp. (Oil, Gas & Consumable Fuels)	204	492
Big Lots, Inc. (Multiline Retail)	118	1,678
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	118	4,016
BioTelemetry, Inc.* (Health Care Providers & Services)	118	4,544
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	59	820
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	383	9,755
Black Hills Corp. (Multi-Utilities)	206	13,190
Blackbaud, Inc. (Software)	148	8,221
Blackline, Inc.* (Software)	148	7,786
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	413	7,690
Bloom Energy Corp.* (Electrical Equipment)	175	915

	Shares	Value
Common Stocks, continued
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	294	$2,099
Blucora, Inc.* (Capital Markets)	147	1,771
Blueprint Medicines Corp.* (Biotechnology)	148	8,655
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	206	3,652
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	147	1,560
Boise Cascade Co. (Paper & Forest Products)	118	2,806
Boot Barn Holdings, Inc.* (Specialty Retail)	89	1,151
Boston Private Financial Holdings, Inc. (Banks)	264	1,888
Bottomline Technologies, Inc.* (Software)	148	5,424
Box, Inc.* - Class A (Software)	471	6,613
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	265	3,821
Brady Corp. - Class A (Commercial Services & Supplies)	148	6,679
Bridge Bancorp, Inc. (Banks)	59	1,248
Brightsphere Investment Group, Inc. (Capital Markets)	234	1,495
Brightview Holdings, Inc.* (Commercial Services & Supplies)	87	962
Brinker International, Inc. (Hotels, Restaurants & Leisure)	118	1,417
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	616	1,922
Brookline Bancorp, Inc. (Banks)	264	2,978
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	236	7,198
Bryn Mawr Bank Corp. (Banks)	59	1,674
Builders FirstSource, Inc.* (Building Products)	382	4,672
Byline Bancorp, Inc. (Banks)	88	913
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	89	10,158
Cactus, Inc. - Class A (Energy Equipment & Services)	148	1,717
Cadence Bancorp (Banks)	411	2,692
CAI International, Inc.* (Trading Companies & Distributors)	59	834
Calavo Growers, Inc. (Food Products)	59	3,404
Caleres, Inc. (Specialty Retail)	146	759
California Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	145	145
California Water Service Group (Water Utilities)	148	7,447
Callaway Golf Co. (Leisure Products)	294	3,004
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	765	419
Cal-Maine Foods, Inc. (Food Products)	118	5,190
Camden National Corp. (Banks)	59	1,856
Cannae Holdings, Inc.* (Diversified Financial Services)	235	7,870
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	441	5,120
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	263	1,105
Cara Therapeutics, Inc.* (Biotechnology)	118	1,559
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	118	4,155
Cardtronics PLC* - Class A (IT Services)	118	2,469
CareDx, Inc.* (Biotechnology)	148	3,231
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	324	4,792
Cargurus, Inc.* (Interactive Media & Services)	235	4,452
Carolina Financial Corp. (Banks)	59	1,526
Carpenter Technology Corp. (Metals & Mining)	148	2,886
Cars.com, Inc.* (Interactive Media & Services)	234	1,006
Carter Bank & Trust (Banks)	88	808
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	148	5,781
Cass Information Systems, Inc. (IT Services)	59	2,074
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	146	1,054
Cathay General Bancorp (Banks)	265	6,082
Cavco Industries, Inc.* (Household Durables)	29	4,203
CBIZ, Inc.* (Professional Services)	177	3,703
CBTX, Inc. (Banks)	59	1,048
CenterState Bank Corp. (Banks)	412	7,099
Central Garden & Pet Co.* - Class A (Household Products)	148	3,784
Central Pacific Financial Corp. (Banks)	89	1,415
Century Communities, Inc.* (Household Durables)	89	1,291
Cerus Corp.* (Health Care Equipment & Supplies)	440	2,046
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	59	1,471
Chart Industries, Inc.* (Machinery)	118	3,420
Chase Corp. (Chemicals)	29	2,386
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	145	861
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	89	896
Chegg, Inc.* (Diversified Consumer Services)	383	13,703
Chesapeake Utilities Corp. (Gas Utilities)	59	5,057
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	118	12,149
Cimpress PLC* (Commercial Services & Supplies)	59	3,139
CIRCOR International, Inc.* (Machinery)	59	686
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	206	13,521
City Holding Co. (Banks)	59	3,925
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	117	846
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	118	2,026
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	235	4,418
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	1,383	5,463
Cloudera, Inc.* (Software)	765	6,021
Clovis Oncology, Inc.* (Biotechnology)	145	922
CNO Financial Group, Inc. (Insurance)	530	6,567
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	647	3,442

	Shares	Value
Common Stocks, continued
Coca-Cola Consolidated, Inc. (Beverages)	29	$6,047
Codexis, Inc.* (Life Sciences Tools & Services)	176	1,964
Coeur Mining, Inc.* (Metals & Mining)	675	2,167
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	148	12,132
Cohen & Steers, Inc. (Capital Markets)	89	4,045
Coherus Biosciences, Inc.* (Biotechnology)	206	3,341
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	147	1,820
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	118	1,927
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	263	1,036
Columbia Banking System, Inc. (Banks)	236	6,325
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	177	2,549
Columbus McKinnon Corp. (Machinery)	89	2,225
Comfort Systems USA, Inc. (Construction & Engineering)	118	4,313
Commercial Metals Co. (Metals & Mining)	383	6,047
Community Bank System, Inc. (Banks)	177	10,407
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	59	2,259
Community Trust Bancorp, Inc. (Banks)	59	1,876
CommVault Systems, Inc.* (Software)	118	4,777
Compass Minerals International, Inc. (Metals & Mining)	118	4,539
Comtech Telecommunications Corp. (Communications Equipment)	89	1,183
Conduent, Inc.* (IT Services)	558	1,367
CONMED Corp. (Health Care Equipment & Supplies)	89	5,097
ConnectOne Bancorp, Inc. (Banks)	118	1,586
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	86	317
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	57	134
Cooper Tire & Rubber Co. (Auto Components)	177	2,885
Cooper-Standard Holding, Inc.* (Auto Components)	59	606
Corcept Therapeutics, Inc.* (Pharmaceuticals)	324	3,852
Corecivic, Inc. (Equity Real Estate Investment Trusts)	384	4,289
Core-Mark Holding Co., Inc. (Distributors)	148	4,229
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	29	533
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	145	568
Cornerstone OnDemand, Inc.* (Software)	177	5,620
CorVel Corp.* (Health Care Providers & Services)	29	1,581
Covanta Holding Corp. (Commercial Services & Supplies)	383	3,275
Cowen, Inc. - Class A (Capital Markets)	87	840
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	59	4,910
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	206	3,500
CryoLife, Inc.* (Health Care Equipment & Supplies)	118	1,997
CryoPort, Inc.* (Health Care Equipment & Supplies)	88	1,502
CSG Systems International, Inc. (IT Services)	118	4,938
CSW Industrials, Inc. (Building Products)	59	3,826
CTS Corp. (Electronic Equipment, Instruments & Components)	118	2,937
Cubic Corp. (Aerospace & Defense)	118	4,875
Cushman & Wakefield PLC* (Real Estate Management & Development)	324	3,804
Customers Bancorp, Inc.* (Banks)	88	962
CVB Financial Corp. (Banks)	442	8,862
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	88	1,455
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	234	346
Cytokinetics, Inc.* (Biotechnology)	176	2,075
Cytomx Therapeutics, Inc.* (Biotechnology)	145	1,112
Dana, Inc. (Auto Components)	470	3,671
Darling Ingredients, Inc.* (Food Products)	530	10,159
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	118	1,543
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	89	11,927
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	265	4,176
Deluxe Corp. (Commercial Services & Supplies)	148	3,838
Denali Therapeutics, Inc.* (Biotechnology)	147	2,574
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,502	277
Denny’s Corp.* (Hotels, Restaurants & Leisure)	205	1,574
Designer Brands, Inc. (Specialty Retail)	205	1,021
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	293	2,247
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	204	373
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	676	3,434
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	177	3,251
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	263	926
Digimarc Corp.* (Software)	29	378
Dillard’s, Inc.(a) - Class A (Multiline Retail)	29	1,072
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	118	1,618
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	59	1,692
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	148	6,014
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	794	2,882
DMC Global, Inc. (Machinery)	59	1,358
Domo, Inc.* (Software)	58	577
Dorman Products, Inc.* (Auto Components)	89	4,919
Douglas Dynamics, Inc. (Machinery)	89	3,160
Dril-Quip, Inc.* (Energy Equipment & Services)	118	3,598
Ducommun, Inc.* (Aerospace & Defense)	29	721
DXP Enterprises, Inc.* (Trading Companies & Distributors)	59	723

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Construction & Engineering)	88	$2,257
Eagle Bancorp, Inc. (Banks)	118	3,565
Eagle Pharmaceuticals, Inc.* (Biotechnology)	29	1,334
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	235	5,790
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	118	12,330
Ebix, Inc. (Software)	88	1,336
Echo Global Logistics, Inc.* (Air Freight & Logistics)	88	1,503
Edgewell Personal Care Co.* (Personal Products)	177	4,261
Editas Medicine, Inc.* (Biotechnology)	177	3,510
eHealth, Inc.* (Insurance)	89	12,534
El Paso Electric Co. (Electric Utilities)	148	10,058
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	206	2,966
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	87	497
EMCOR Group, Inc. (Construction & Engineering)	177	10,853
Emergent BioSolutions, Inc.* (Biotechnology)	148	8,563
Employers Holdings, Inc. (Insurance)	118	4,780
Enanta Pharmaceuticals, Inc.* (Biotechnology)	59	3,034
Encore Capital Group, Inc.* (Consumer Finance)	89	2,081
Encore Wire Corp. (Electrical Equipment)	59	2,477
Endo International PLC* (Pharmaceuticals)	734	2,716
Enerpac Tool Group Corp. (Machinery)	177	2,929
EnerSys (Electrical Equipment)	148	7,329
Ennis, Inc. (Commercial Services & Supplies)	89	1,671
Enova International, Inc.* (Consumer Finance)	118	1,710
Enphase Energy, Inc.* (Electrical Equipment)	294	9,493
EnPro Industries, Inc. (Machinery)	59	2,335
Enstar Group, Ltd.* (Insurance)	29	4,612
Entercom Communications Corp. - Class A (Media)	410	701
Enterprise Financial Services Corp. (Banks)	89	2,484
Envestnet, Inc.* (Software)	148	7,959
Epizyme, Inc.* (Biotechnology)	265	4,110
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	29	1,816
ESCO Technologies, Inc. (Machinery)	89	6,756
Esperion Therapeutics, Inc.* (Biotechnology)	89	2,806
Essent Group, Ltd. (Thrifts & Mortgage Finance)	324	8,534
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	238	3,108
Ethan Allen Interiors, Inc. (Household Durables)	87	889
Eventbrite, Inc.* (Interactive Media & Services)	117	854
Everbridge, Inc.* (Software)	118	12,549
Everi Holdings, Inc.* (IT Services)	234	772
EVERTEC, Inc. (IT Services)	206	4,682
Evo Payments, Inc.* (IT Services)	118	1,805
Evolent Health, Inc.* (Health Care Technology)	234	1,271
Evoqua Water Technologies Corp.* (Machinery)	235	2,634
ExlService Holdings, Inc.* (IT Services)	118	6,140
Exponent, Inc. (Professional Services)	177	12,727
Exterran Corp.* (Energy Equipment & Services)	116	557
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	322	136
Extreme Networks, Inc.* (Communications Equipment)	381	1,177
EZCORP, Inc.* - Class A (Consumer Finance)	175	730
Fabrinet* (Electronic Equipment, Instruments & Components)	118	6,438
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	59	2,626
Fate Therapeutics, Inc.* (Biotechnology)	177	3,931
FB Financial Corp. (Banks)	59	1,163
FBL Financial Group, Inc. - Class A (Insurance)	29	1,353
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	29	1,613
Federal Signal Corp. (Machinery)	206	5,620
Federated Hermes, Inc. - Class B (Capital Markets)	324	6,172
Ferro Corp.* (Chemicals)	264	2,471
FGL Holdings (Diversified Financial Services)	471	4,616
FibroGen, Inc.* (Biotechnology)	265	9,209
Financial Institutions, Inc. (Banks)	59	1,070
First Bancorp (Banks)	705	3,751
First Bancorp/Southern Pines (Banks)	89	2,054
First Bancshares, Inc. (Banks)	59	1,125
First Busey Corp. (Banks)	177	3,028
First Commonwealth Financial Corp. (Banks)	323	2,952
First Community Bancshares, Inc. (Banks)	59	1,375
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	118	1,739
First Financial Bancorp (Banks)	324	4,831
First Financial Bankshares, Inc. (Banks)	443	11,889
First Financial Corp. (Banks)	29	978
First Foundation, Inc. (Banks)	117	1,196
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	413	13,725
First Interstate BancSystem - Class A (Banks)	118	3,403
First Merchants Corp. (Banks)	206	5,457
First Mid Bancshares, Inc. (Banks)	59	1,401
First Midwest Bancorp, Inc. (Banks)	353	4,672
First of Long Island Corp. (Banks)	88	1,527
FirstCash, Inc. (Consumer Finance)	148	10,617
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	735	4,895
Five9, Inc.* (Software)	206	15,750
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	89	1,765
Fluidigm Corp.* (Life Sciences Tools & Services)	234	594

	Shares	Value
Common Stocks, continued
Flushing Financial Corp. (Banks)	88	$1,176
Focus Financial Partners, Inc.* (Capital Markets)	89	2,048
ForeScout Technologies, Inc.* (Software)	148	4,675
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	235	4,721
Forrester Research, Inc.* (Professional Services)	29	848
Forward Air Corp. (Air Freight & Logistics)	89	4,508
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	145	477
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	235	4,397
Fox Factory Holding Corp.* (Auto Components)	118	4,956
Franklin Electric Co., Inc. (Machinery)	148	6,975
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	351	2,011
Frank’s International N.V.* (Energy Equipment & Services)	351	909
Fresh Del Monte Produce, Inc. (Food Products)	89	2,457
Freshpet, Inc.* (Food Products)	89	5,684
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	176	2,103
FTI Consulting, Inc.* (Professional Services)	118	14,132
Fulton Financial Corp. (Banks)	530	6,090
Funko, Inc.* (Distributors)	57	227
G1 Therapeutics, Inc.* (Biotechnology)	118	1,300
GameStop Corp.*(a) - Class A (Specialty Retail)	321	1,124
Gannett Co., Inc.* (Media)	410	607
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	145	525
GATX Corp. (Trading Companies & Distributors)	118	7,382
GCP Applied Technologies, Inc.* (Chemicals)	177	3,151
Generac Holdings, Inc.* (Electrical Equipment)	206	19,194
Genesco, Inc.* (Specialty Retail)	59	787
Gentherm, Inc.* (Auto Components)	118	3,705
Genworth Financial, Inc.* - Class A (Insurance)	1,678	5,571
German American BanCorp, Inc. (Banks)	89	2,443
Getty Realty Corp. (Equity Real Estate Investment Trusts)	118	2,801
Gibraltar Industries, Inc.* (Building Products)	118	5,065
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	147	1,132
Glacier Bancorp, Inc. (Banks)	265	9,011
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	88	1,264
Glaukos Corp.* (Health Care Equipment & Supplies)	118	3,641
Global Blood Therapeutics, Inc.* (Biotechnology)	177	9,043
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	264	3,530
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	265	11,270
Glu Mobile, Inc.* (Entertainment)	382	2,403
GMS, Inc.* (Trading Companies & Distributors)	118	1,856
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	323	2,545
Goosehead Insurance, Inc.* (Insurance)	29	1,294
GoPro, Inc.* - Class A (Household Durables)	411	1,077
Gorman-Rupp Co. (Machinery)	59	1,841
Gossamer Bio, Inc.* (Biotechnology)	58	589
Granite Construction, Inc. (Construction & Engineering)	148	2,247
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	176	892
Gray Television, Inc.* (Media)	293	3,147
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	205	1,702
Great Southern BanCorp, Inc. (Banks)	29	1,172
Great Western Bancorp, Inc. (Banks)	177	3,625
Green Dot Corp.* - Class A (Consumer Finance)	177	4,494
Greif, Inc. - Class A (Containers & Packaging)	89	2,767
Griffon Corp. (Building Products)	118	1,493
Group 1 Automotive, Inc. (Specialty Retail)	59	2,611
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,502	1,472
GTT Communications, Inc.*(a) (IT Services)	117	930
Guess?, Inc. (Specialty Retail)	175	1,185
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	528	235
H&E Equipment Services, Inc. (Trading Companies & Distributors)	118	1,732
H.B. Fuller Co. (Chemicals)	177	4,944
Haemonetics Corp.* (Health Care Equipment & Supplies)	177	17,640
Halozyme Therapeutics, Inc.* (Biotechnology)	472	8,491
Hamilton Lane, Inc. (Capital Markets)	59	3,263
Hancock Whitney Corp. (Banks)	295	5,758
Hanger, Inc.* (Health Care Providers & Services)	118	1,838
Hanmi Financial Corp. (Banks)	88	955
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	206	4,204
Harmonic, Inc.* (Communications Equipment)	293	1,688
Harsco Corp.* (Machinery)	264	1,840
Hawaiian Holdings, Inc. (Airlines)	148	1,545
Hawkins, Inc. (Chemicals)	29	1,032
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	413	11,535
Healthcare Services Group, Inc. (Commercial Services & Supplies)	235	5,619
HealthEquity, Inc.* (Health Care Providers & Services)	206	10,422
HealthStream, Inc.* (Health Care Technology)	89	2,132
Heartland Express, Inc. (Road & Rail)	148	2,748
Heartland Financial USA, Inc. (Banks)	118	3,564
Hecla Mining Co. (Metals & Mining)	1,589	2,892

	Shares	Value
Common Stocks, continued
Heidrick & Struggles International, Inc. (Professional Services)	59	$1,328
Helen of Troy, Ltd.* (Household Durables)	89	12,819
Helios Technologies, Inc. (Machinery)	89	3,375
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	469	769
Herc Holdings, Inc.* (Trading Companies & Distributors)	89	1,821
Heritage Commerce Corp. (Banks)	146	1,120
Heritage Financial Corp. (Banks)	118	2,360
Herman Miller, Inc. (Commercial Services & Supplies)	206	4,573
Heron Therapeutics, Inc.* (Biotechnology)	235	2,759
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	116	415
Hertz Global Holdings, Inc.* (Road & Rail)	323	1,996
Heska Corp.* (Health Care Equipment & Supplies)	29	1,604
Hillenbrand, Inc. (Machinery)	206	3,937
Hilltop Holdings, Inc. (Banks)	235	3,553
HMS Holdings Corp.* (Health Care Technology)	295	7,455
HNI Corp. (Commercial Services & Supplies)	148	3,728
Home BancShares, Inc. (Banks)	501	6,007
HomeStreet, Inc. (Thrifts & Mortgage Finance)	89	1,978
Homology Medicines, Inc.* (Biotechnology)	88	1,368
Hope Bancorp, Inc. (Banks)	412	3,387
Horace Mann Educators Corp. (Insurance)	148	5,415
Horizon BanCorp, Inc. (Banks)	117	1,154
Hostess Brands, Inc.* (Food Products)	324	3,454
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	351	660
Houlihan Lokey, Inc. (Capital Markets)	118	6,150
Hub Group, Inc.* - Class A (Air Freight & Logistics)	118	5,365
Hudson, Ltd.* - Class A (Specialty Retail)	116	582
Huron Consulting Group, Inc.* (Professional Services)	89	4,037
Hyster-Yale Materials Handling, Inc. (Machinery)	29	1,163
IBERIABANK Corp. (Banks)	177	6,400
ICF International, Inc. (Professional Services)	59	4,053
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	59	1,130
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	206	5,871
IMAX Corp.* (Entertainment)	176	1,593
Immunomedics, Inc.* (Biotechnology)	588	7,926
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	59	986
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	294	2,628
Independent Bank Corp. (Banks)	118	7,596
Independent Bank Corp. (Banks)	88	1,133
Independent Bank Group, Inc. (Banks)	118	2,794
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	206	3,613
Infinera Corp.* (Communications Equipment)	588	3,116
Ingevity Corp.* (Chemicals)	148	5,210
Ingles Markets, Inc. (Food & Staples Retailing)	59	2,133
Innospec, Inc. (Chemicals)	89	6,185
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	29	2,202
Innoviva, Inc.* (Pharmaceuticals)	205	2,411
Inogen, Inc.* (Health Care Equipment & Supplies)	59	3,048
Inovalon Holdings, Inc.* (Health Care Technology)	235	3,915
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	148	11,717
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	118	4,971
Insmed, Inc.* (Biotechnology)	265	4,248
Insperity, Inc. (Professional Services)	118	4,401
Inspire Medical Systems, Inc.* (Health Care Technology)	29	1,748
Installed Building Products, Inc.* (Household Durables)	89	3,548
Integer Holdings Corp.* (Health Care Equipment & Supplies)	118	7,417
Intellia Therapeutics, Inc.*(a) (Biotechnology)	117	1,431
Intelsat S.A.* (Diversified Telecommunication Services)	234	358
Inter Parfums, Inc. (Personal Products)	59	2,735
Intercept Pharmaceuticals, Inc.* (Biotechnology)	89	5,603
InterDigital, Inc. (Communications Equipment)	118	5,266
Interface, Inc. (Commercial Services & Supplies)	205	1,550
International Bancshares Corp. (Banks)	177	4,758
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	89	2,126
Intersect ENT, Inc.* (Pharmaceuticals)	88	1,043
INTL. FCStone, Inc.* (Capital Markets)	59	2,139
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	147	2,259
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	470	1,603
Investors Bancorp, Inc. (Banks)	765	6,112
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	29	1,595
Invitae Corp.*(a) (Biotechnology)	294	4,019
Iovance Biotherapeutics, Inc.* (Biotechnology)	383	11,465
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	89	7,240
Iridium Communications, Inc.* (Diversified Telecommunication Services)	324	7,235
iRobot Corp.*(a) (Household Durables)	89	3,640
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	500	5,045
iStar, Inc. (Equity Real Estate Investment Trusts)	205	2,175
Itron, Inc.* (Electronic Equipment, Instruments & Components)	118	6,588
J & J Snack Foods Corp. (Food Products)	59	7,139
j2 Global, Inc. (Software)	148	11,078
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	89	3,119

	Shares	Value
Common Stocks, continued
James River Group Holdings, Ltd. (Insurance)	89	$3,225
Jeld-Wen Holding, Inc.* (Building Products)	235	2,287
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	58	636
John B. Sanfilippo & Son, Inc. (Food Products)	29	2,593
John Bean Technologies Corp. (Machinery)	89	6,610
K12, Inc.* (Diversified Consumer Services)	118	2,225
Kadant, Inc. (Machinery)	29	2,165
Kaiser Aluminum Corp. (Metals & Mining)	59	4,088
Kaman Corp. - Class A (Trading Companies & Distributors)	89	3,424
KB Home (Household Durables)	265	4,797
KBR, Inc. (IT Services)	472	9,761
Kearny Financial Corp. (Thrifts & Mortgage Finance)	264	2,268
Kelly Services, Inc. - Class A (Professional Services)	118	1,497
KEMET Corp. (Electronic Equipment, Instruments & Components)	177	4,276
Kennametal, Inc. (Machinery)	265	4,934
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	412	5,530
Kforce, Inc. (Professional Services)	89	2,276
Kimball International, Inc. - Class B (Commercial Services & Supplies)	118	1,405
Kinsale Capital Group, Inc. (Insurance)	59	6,167
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	264	2,500
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	88	1,321
Knoll, Inc. (Commercial Services & Supplies)	147	1,517
Knowles Corp.* (Electronic Equipment, Instruments & Components)	264	3,532
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	148	2,837
Koppers Holdings, Inc.* (Chemicals)	59	730
Korn Ferry (Professional Services)	177	4,305
Kraton Corp.* (Chemicals)	116	940
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	294	4,069
Kura Oncology, Inc.* (Biotechnology)	87	866
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	352	1,668
Lakeland Bancorp, Inc. (Banks)	147	1,589
Lakeland Financial Corp. (Banks)	89	3,271
Lancaster Colony Corp. (Food Products)	59	8,533
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	118	1,506
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	587	223
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	412	7,342
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	324	3,405
La-Z-Boy, Inc. (Household Durables)	148	3,041
LCI Industries (Auto Components)	89	5,947
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	59	1,470
LendingClub Corp.* (Consumer Finance)	217	1,703
Lexington Realty Trust (Equity Real Estate Investment Trusts)	766	7,606
LGI Homes, Inc.* (Household Durables)	59	2,664
LHC Group, Inc.* (Health Care Providers & Services)	89	12,478
Liberty Braves Group* - Class C (Entertainment)	118	2,249
Liberty Latin America, Ltd.* - Class A (Media)	147	1,546
Liberty Latin America, Ltd.* - Class C (Media)	383	3,930
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	145	390
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	234	421
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	59	4,290
Lindsay Corp. (Machinery)	29	2,656
Lithia Motors, Inc. - Class A (Specialty Retail)	59	4,826
LivaNova PLC* (Health Care Equipment & Supplies)	148	6,697
Live Oak Bancshares, Inc. (Banks)	87	1,085
Livent Corp.* (Chemicals)	469	2,462
LivePerson, Inc.* (Software)	206	4,687
LiveRamp Holdings, Inc.* (IT Services)	236	7,769
Loral Space & Communications, Inc.* (Media)	29	471
Louisiana-Pacific Corp. (Paper & Forest Products)	413	7,095
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	118	3,646
Lumentum Holdings, Inc.* (Communications Equipment)	265	19,531
Luminex Corp. (Life Sciences Tools & Services)	147	4,047
Luxfer Holdings PLC (Machinery)	88	1,244
M.D.C. Holdings, Inc. (Household Durables)	177	4,106
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	147	2,783
M/I Homes, Inc.* (Household Durables)	89	1,471
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	294	4,478
MacroGenics, Inc.* (Biotechnology)	145	844
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	29	1,936
Magellan Health, Inc.* (Health Care Providers & Services)	59	2,838
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	321	1,284
Malibu Boats, Inc.* (Leisure Products)	59	1,699
Mallinckrodt PLC*(a) (Pharmaceuticals)	263	521
ManTech International Corp. - Class A (IT Services)	89	6,468
Marcus & Millichap, Inc.* (Real Estate Management & Development)	89	2,412
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	148	8,226
Marten Transport, Ltd. (Road & Rail)	118	2,421
Masonite International Corp.* (Building Products)	89	4,223
MasTec, Inc.* (Construction & Engineering)	206	6,742

	Shares	Value
Common Stocks, continued
Matador Resources Co.*(a) (Oil, Gas & Consumable Fuels)	351	$870
Materion Corp. (Metals & Mining)	59	2,066
Matrix Service Co.* (Energy Equipment & Services)	88	833
Matson, Inc. (Marine)	148	4,532
Matthews International Corp. - Class A (Commercial Services & Supplies)	89	2,153
MAX Holdings, Inc. (Real Estate Management & Development)	59	1,293
Maxar Technologies, Inc. (Aerospace & Defense)	206	2,200
MAXIMUS, Inc. (IT Services)	206	11,989
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	205	2,392
MBIA, Inc.* (Insurance)	264	1,885
McGrath RentCorp (Commercial Services & Supplies)	89	4,662
Medifast, Inc. (Personal Products)	29	1,813
Medpace Holdings* (Life Sciences Tools & Services)	89	6,531
Mercantile Bank Corp. (Banks)	59	1,249
Mercury Systems, Inc.* (Aerospace & Defense)	177	12,626
Meredith Corp. (Media)	118	1,442
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	147	1,649
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	145	1,218
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	177	5,531
Meritage Homes Corp.* (Household Durables)	118	4,308
Meritor, Inc.* (Machinery)	265	3,511
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	118	2,563
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	118	3,119
MGE Energy, Inc. (Electric Utilities)	118	7,725
MGP Ingredients, Inc. (Beverages)	29	780
MicroStrategy, Inc.* - Class A (Software)	29	3,425
Middlesex Water Co. (Water Utilities)	59	3,547
Midland States BanCorp, Inc. (Banks)	59	1,032
Minerals Technologies, Inc. (Chemicals)	118	4,279
Mirati Therapeutics, Inc.* (Biotechnology)	89	6,841
Mobile Mini, Inc. (Commercial Services & Supplies)	148	3,882
MobileIron, Inc.* (Software)	321	1,220
Model N, Inc.* (Software)	118	2,621
Modine Manufacturing Co.* (Auto Components)	175	569
Moelis & Co. (Capital Markets)	148	4,159
Momenta Pharmaceuticals, Inc.* (Biotechnology)	324	8,813
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	29	814
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	294	3,543
Monro, Inc. (Specialty Retail)	118	5,170
Moog, Inc. - Class A (Aerospace & Defense)	118	5,963
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	59	697
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	264	1,935
MRC Global, Inc.* (Trading Companies & Distributors)	263	1,120
MSA Safety, Inc. (Commercial Services & Supplies)	118	11,941
MSG Networks, Inc.* - Class A (Media)	205	2,091
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	59	1,328
Mueller Industries, Inc. (Machinery)	177	4,237
Mueller Water Products, Inc. - Class A (Machinery)	529	4,237
Murphy USA, Inc.* (Specialty Retail)	89	7,508
Myers Industries, Inc. (Containers & Packaging)	118	1,269
Myokardia, Inc.* (Pharmaceuticals)	148	6,939
MYR Group, Inc.* (Construction & Engineering)	59	1,545
Myriad Genetics, Inc.* (Biotechnology)	235	3,363
Nabors Industries, Ltd. (Energy Equipment & Services)	1,148	448
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	118	2,838
Natera, Inc.* (Biotechnology)	177	5,285
National Bank Holdings Corp. (Banks)	89	2,127
National Beverage Corp.* (Beverages)	29	1,237
National General Holdings Corp. (Insurance)	235	3,889
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	148	7,329
National Healthcare Corp. (Health Care Providers & Services)	29	2,080
National Presto Industries, Inc. (Aerospace & Defense)	29	2,053
National Research Corp. (Health Care Providers & Services)	29	1,319
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	177	5,239
National Vision Holdings, Inc.* (Specialty Retail)	265	5,146
Natus Medical, Inc.* (Health Care Equipment & Supplies)	118	2,729
Navistar International Corp.* (Machinery)	177	2,919
NBT Bancorp, Inc. (Banks)	148	4,794
Neenah, Inc. (Paper & Forest Products)	59	2,545
Nelnet, Inc. - Class A (Consumer Finance)	59	2,679
Neogen Corp.* (Health Care Equipment & Supplies)	177	11,857
NeoGenomics, Inc.* (Life Sciences Tools & Services)	294	8,117
NETGEAR, Inc.* (Communications Equipment)	89	2,033
NetScout Systems, Inc.* (Communications Equipment)	235	5,562
Nevro Corp.* (Health Care Equipment & Supplies)	89	8,898
New Jersey Resources Corp. (Gas Utilities)	295	10,021
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	263	673
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	794	1,231

	Shares	Value
Common Stocks, continued
Newmark Group, Inc. (Real Estate Management & Development)	469	$1,993
Newpark Resources, Inc.* (Energy Equipment & Services)	292	262
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	59	1,487
NextGen Healthcare, Inc.* (Health Care Technology)	176	1,837
NIC, Inc. (IT Services)	206	4,738
Nicolet Bankshares, Inc.* (Banks)	29	1,583
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	117	1,227
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	206	2,392
Noble Corp. PLC* (Energy Equipment & Services)	824	214
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	911	604
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	147	1,645
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	324	3,749
Northwest Natural Holding Co. (Gas Utilities)	89	5,496
NorthWestern Corp. (Multi-Utilities)	177	10,590
Novagold Resources, Inc.* (Metals & Mining)	766	5,652
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	118	9,426
Novocure, Ltd.* (Health Care Equipment & Supplies)	265	17,846
NOW, Inc.* (Trading Companies & Distributors)	352	1,816
NuVasive, Inc.* (Health Care Equipment & Supplies)	177	8,967
NV5 Global, Inc.* (Construction & Engineering)	29	1,197
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,058	370
Oceaneering International, Inc.* (Energy Equipment & Services)	322	947
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	177	2,816
Office Depot, Inc. (Specialty Retail)	1,791	2,937
Office Properties Income Trust (Equity Real Estate Investment Trusts)	148	4,033
OFG Bancorp (Banks)	176	1,968
Oil States International, Inc.* (Energy Equipment & Services)	204	414
Old National Bancorp (Banks)	559	7,373
Omeros Corp.*(a) (Pharmaceuticals)	147	1,965
Omnicell, Inc.* (Health Care Technology)	148	9,706
ONE Gas, Inc. (Gas Utilities)	177	14,801
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	59	822
OneSpan, Inc.* (Software)	118	2,142
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	145	589
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	177	5,252
OPKO Health, Inc.*(a) (Biotechnology)	1,118	1,498
Opus Bank (Banks)	59	1,022
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	204	2,195
ORBCOMM, Inc.* (Diversified Telecommunication Services)	234	571
Origin BanCorp, Inc. (Banks)	59	1,195
Orion Engineered Carbons SA (Chemicals)	205	1,529
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	118	7,984
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	59	1,653
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	59	4,066
Otter Tail Corp. (Electric Utilities)	118	5,246
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	59	2,139
P.H. Glatfelter Co. (Paper & Forest Products)	147	1,796
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	469	1,435
Pacific Premier Bancorp, Inc. (Banks)	206	3,881
Pacira BioSciences, Inc.* (Pharmaceuticals)	148	4,962
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	59	3,149
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	117	831
Park National Corp. (Banks)	59	4,581
Parsons Corp.* (Aerospace & Defense)	59	1,886
Patrick Industries, Inc. (Building Products)	89	2,506
Patterson Cos., Inc. (Health Care Providers & Services)	265	4,052
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	323	2,006
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	234	679
Peapack Gladstone Financial Corp. (Banks)	59	1,059
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	442	4,813
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	353	4,465
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	234	213
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	89	1,968
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	235	2,496
Peoples BanCorp, Inc. (Banks)	59	1,307
People’s Utah BanCorp (Banks)	59	1,143
Perdoceo Education Corp.* (Diversified Consumer Services)	235	2,536
Perficient, Inc.* (IT Services)	118	3,197
Performance Food Group Co.* (Food & Staples Retailing)	354	8,751
Perspecta, Inc. (IT Services)	472	8,609
Petiq, Inc.* (Health Care Providers & Services)	59	1,371
PGT Innovations, Inc.* (Building Products)	176	1,477
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	59	1,426
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	205	2,103
Physicians Realty Trust (Equity Real Estate Investment Trusts)	619	8,629

	Shares	Value
Common Stocks, continued
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	412	$7,276
Piper Sandler Cos. (Capital Markets)	59	2,984
Pitney Bowes, Inc. (Commercial Services & Supplies)	587	1,197
PJT Partners, Inc. - Class A (Capital Markets)	89	3,862
Plantronics, Inc. (Communications Equipment)	118	1,187
Playags, Inc.* (Hotels, Restaurants & Leisure)	86	228
Plexus Corp.* (Electronic Equipment, Instruments & Components)	89	4,856
Plug Power, Inc.*(a) (Electrical Equipment)	764	2,705
PNM Resources, Inc. (Electric Utilities)	265	10,070
PolyOne Corp. (Chemicals)	324	6,146
Portland General Electric Co. (Electric Utilities)	295	14,143
Portola Pharmaceuticals, Inc.* (Biotechnology)	205	1,462
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	206	6,466
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	89	7,861
PQ Group Holdings, Inc.* (Chemicals)	117	1,275
PRA Group, Inc.* (Consumer Finance)	148	4,103
Precigen, Inc.* (Biotechnology)	234	796
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	146	1,048
Preferred Bank (Banks)	59	1,995
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	177	6,492
PriceSmart, Inc. (Food & Staples Retailing)	89	4,677
Primoris Services Corp. (Construction & Engineering)	147	2,337
Principia BioPharma, Inc.* (Biotechnology)	29	1,722
ProAssurance Corp. (Insurance)	177	4,425
Progenics Pharmaceuticals, Inc.* (Biotechnology)	292	1,110
Progress Software Corp. (Software)	148	4,736
ProPetro Holding Corp.* (Energy Equipment & Services)	263	658
PROS Holdings, Inc.* (Software)	118	3,662
Proto Labs, Inc.* (Machinery)	89	6,776
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	206	2,649
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	59	7,996
PTC Therapeutics, Inc.* (Biotechnology)	177	7,896
Q2 Holdings, Inc.* (Software)	118	6,969
QAD, Inc. (Software)	29	1,158
QCR Holdings, Inc. (Banks)	59	1,597
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	794	266
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	177	10,268
Quaker Chemical Corp. (Chemicals)	29	3,662
Qualys, Inc.* (Software)	118	10,265
Quanex Building Products Corp. (Building Products)	118	1,189
Quidel Corp.* (Health Care Equipment & Supplies)	118	11,542
QuinStreet, Inc.* (Interactive Media & Services)	146	1,175
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	264	1,716
R1 RCM, Inc.* (Health Care Providers & Services)	323	2,936
Ra Pharmaceuticals, Inc.* (Biotechnology)	118	5,665
Radian Group, Inc. (Thrifts & Mortgage Finance)	678	8,780
Radius Health, Inc.* (Biotechnology)	148	1,924
RadNet, Inc.* (Health Care Providers & Services)	147	1,545
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	353	3,918
Rapid7, Inc.* (Software)	148	6,413
Raven Industries, Inc. (Industrial Conglomerates)	118	2,505
RBC Bearings, Inc.* (Machinery)	89	10,038
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	86	621
Realogy Holdings Corp. (Real Estate Management & Development)	381	1,147
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	59	8,517
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	29	247
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	235	2,009
Redfin Corp.* (Real Estate Management & Development)	294	4,533
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	323	1,634
Regenxbio, Inc.* (Biotechnology)	118	3,821
Regis Corp.* (Diversified Consumer Services)	88	520
Renasant Corp. (Banks)	177	3,866
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	118	2,423
Rent-A-Center, Inc. (Specialty Retail)	148	2,093
Repligen Corp.* (Biotechnology)	148	14,288
Republic Bancorp, Inc. - Class A (Banks)	29	958
Resources Connection, Inc. (Professional Services)	87	954
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	383	3,175
Retail Value, Inc. (Equity Real Estate Investment Trusts)	60	735
Retrophin, Inc.* (Biotechnology)	147	2,145
Revance Therapeutics, Inc.* (Pharmaceuticals)	148	2,190
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	354	14,519
Rexnord Corp. (Machinery)	353	8,003
RH* (Specialty Retail)	59	5,928
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	88	1,339
Rite Aid Corp.*(a) (Food & Staples Retailing)	177	2,655
RLI Corp. (Insurance)	118	10,377
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	559	4,315
Rocket Pharmaceuticals, Inc.* (Biotechnology)	88	1,228

	Shares	Value
Common Stocks, continued
Rogers Corp.* (Electronic Equipment, Instruments & Components)	59	$5,571
Rosetta Stone, Inc.* (Entertainment)	58	813
RPC, Inc. (Energy Equipment & Services)	204	420
RPT Realty (Equity Real Estate Investment Trusts)	264	1,592
Rubius Therapeutics, Inc.*(a) (Biotechnology)	116	516
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	89	2,841
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	87	581
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	148	5,306
S&T Bancorp, Inc. (Banks)	118	3,224
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	589	6,432
Safety Insurance Group, Inc. (Insurance)	59	4,981
Saia, Inc.* (Road & Rail)	89	6,546
SailPoint Technologies Holding, Inc.* (Software)	295	4,490
Sally Beauty Holdings, Inc.* (Specialty Retail)	412	3,329
Sanderson Farms, Inc. (Food Products)	59	7,276
Sandy Spring Bancorp, Inc. (Banks)	118	2,672
Sangamo Therapeutics, Inc.* (Biotechnology)	382	2,433
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	235	6,411
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	29	949
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	89	1,904
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	88	1,148
Scholastic Corp. (Media)	89	2,269
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	89	2,476
Science Applications International Corp. (IT Services)	206	15,374
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	176	1,707
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	148	2,830
Seacoast Banking Corp.* (Banks)	177	3,241
SEACOR Holdings, Inc.* (Energy Equipment & Services)	59	1,591
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	177	1,951
Select Energy Services, Inc.* (Energy Equipment & Services)	204	659
Select Medical Holdings Corp.* (Health Care Providers & Services)	353	5,295
Selective Insurance Group, Inc. (Insurance)	206	10,238
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	206	7,725
Sensient Technologies Corp. (Chemicals)	148	6,439
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	118	1,075
ServisFirst Bancshares, Inc. (Banks)	148	4,339
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	264	2,500
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	89	3,359
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	148	7,289
Shutterstock, Inc. (Internet & Direct Marketing Retail)	59	1,897
Signet Jewelers, Ltd. (Specialty Retail)	176	1,135
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	148	12,641
Simmons First National Corp. - Class A (Banks)	294	5,410
Simply Good Foods Co.* (Food Products)	235	4,526
Simpson Manufacturing Co., Inc. (Building Products)	148	9,173
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	148	10,897
SJW Corp. (Water Utilities)	89	5,142
Skyline Corp.* (Household Durables)	177	2,775
SkyWest, Inc. (Airlines)	177	4,636
Sleep Number Corp.* (Specialty Retail)	89	1,705
SM Energy Co. (Oil, Gas & Consumable Fuels)	381	465
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	86	452
Sonic Automotive, Inc. - Class A (Specialty Retail)	89	1,182
Sonos, Inc.* (Household Durables)	235	1,993
South Jersey Industries, Inc. (Gas Utilities)	295	7,375
South State Corp. (Banks)	118	6,930
Southside Bancshares, Inc. (Banks)	118	3,586
Southwest Gas Holdings, Inc. (Gas Utilities)	177	12,312
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,796	3,035
SP Plus Corp.* (Commercial Services & Supplies)	89	1,847
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	351	818
Spire, Inc. (Gas Utilities)	177	13,183
Spirit Airlines, Inc.* (Airlines)	236	3,042
SPS Commerce, Inc.* (Software)	118	5,488
SPX Corp.* (Machinery)	148	4,831
SPX FLOW, Inc.* (Machinery)	148	4,206
STAAR Surgical Co.* (Health Care Equipment & Supplies)	148	4,774
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	413	9,301
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	59	7,675
Standard Motor Products, Inc. (Auto Components)	59	2,453
Standex International Corp. (Machinery)	29	1,422
State Auto Financial Corp. (Insurance)	59	1,640
Steelcase, Inc. - Class A (Commercial Services & Supplies)	294	2,902
Stemline Therapeutics, Inc.* (Biotechnology)	116	561
Stepan Co. (Chemicals)	59	5,219
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	295	6,853
Stewart Information Services Corp. (Insurance)	89	2,374
Stifel Financial Corp. (Capital Markets)	236	9,743

	Shares	Value
Common Stocks, continued
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	148	$1,880
Stock Yards BanCorp, Inc. (Banks)	59	1,707
Stoneridge, Inc.* (Auto Components)	88	1,474
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	177	2,823
Strategic Education, Inc. (Diversified Consumer Services)	59	8,246
Sturm, Ruger & Co., Inc.(a) (Leisure Products)	59	3,004
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	351	1,481
Summit Materials, Inc.* - Class A (Construction Materials)	383	5,745
SunCoke Energy, Inc. (Metals & Mining)	292	1,124
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	204	1,034
Sunrun, Inc.* (Electrical Equipment)	354	3,575
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	766	6,672
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	177	3,184
Surmodics, Inc.* (Health Care Equipment & Supplies)	29	966
SVMK, Inc.* (Software)	264	3,567
Sykes Enterprises, Inc.* (IT Services)	118	3,200
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	118	6,829
Syneos Health, Inc.* (Life Sciences Tools & Services)	206	8,121
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	59	3,085
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	59	2,369
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	58	334
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	177	11,390
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	293	1,465
Taylor Morrison Home Corp.* (Household Durables)	442	4,862
Team, Inc.* (Commercial Services & Supplies)	87	566
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	118	15,441
TechTarget, Inc.* (Media)	89	1,834
TEGNA, Inc. (Media)	707	7,677
Teladoc Health, Inc.* (Health Care Technology)	236	36,582
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	321	290
Tenable Holdings, Inc.* (Software)	118	2,579
Tenet Healthcare Corp.* (Health Care Providers & Services)	353	5,083
Tennant Co. (Machinery)	59	3,419
Tenneco, Inc.* (Auto Components)	175	630
Terex Corp. (Machinery)	206	2,958
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	235	3,706
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	206	10,661
Tetra Tech, Inc. (Commercial Services & Supplies)	177	12,499
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	236	9,748
TG Therapeutics, Inc.* (Biotechnology)	264	2,598
The Andersons, Inc. (Food & Staples Retailing)	118	2,213
The Bancorp, Inc.* (Banks)	175	1,062
The Boston Beer Co., Inc.* - Class A (Beverages)	29	10,659
The Brink’s Co. (Commercial Services & Supplies)	177	9,213
The Buckle, Inc. (Specialty Retail)	88	1,206
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	148	2,528
The Children’s Place, Inc. (Specialty Retail)	59	1,154
The E.W. Scripps Co. - Class A (Media)	175	1,320
The Ensign Group, Inc. (Health Care Providers & Services)	177	6,657
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	383	4,657
The Greenbrier Cos., Inc. (Machinery)	118	2,093
The Manitowoc Co., Inc.* (Machinery)	117	995
The Marcus Corp. (Entertainment)	88	1,084
The Michaels Cos., Inc.* (Specialty Retail)	292	473
The Providence Service Corp.* (Health Care Providers & Services)	29	1,592
The St Joe Co.* (Real Estate Management & Development)	118	1,980
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	647	686
Theravance Biopharma, Inc.* (Pharmaceuticals)	147	3,397
Thermon Group Holdings, Inc.* (Electrical Equipment)	118	1,778
Third Point Reinsurance, Ltd.* (Insurance)	235	1,741
Tidewater, Inc.* (Energy Equipment & Services)	116	821
Tivity Health, Inc.*(a) (Health Care Providers & Services)	146	918
TiVo Corp. (Software)	412	2,917
Tompkins Financial Corp. (Banks)	59	4,236
Tootsie Roll Industries, Inc. (Food Products)	60	2,159
TopBuild Corp.* (Household Durables)	118	8,454
TowneBank (Banks)	206	3,727
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	176	966
TPI Composites, Inc.* (Electrical Equipment)	88	1,301
Tredegar Corp. (Chemicals)	88	1,375
Trex Co., Inc.* (Building Products)	206	16,508
TRI Pointe Group, Inc.* (Household Durables)	471	4,131
Tricida, Inc.* (Pharmaceuticals)	59	1,298
TriCo Bancshares (Banks)	89	2,654
TriMas Corp.* (Machinery)	148	3,419
TriNet Group, Inc.* (Professional Services)	148	5,574
Trinseo SA (Chemicals)	148	2,680
Triple-S Management Corp.* (Health Care Providers & Services)	61	860
Tristate Capital Holdings, Inc.* (Banks)	88	851
Triton International, Ltd. (Trading Companies & Distributors)	177	4,579
Triumph Bancorp, Inc.* (Banks)	89	2,314

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace & Defense)	176	$1,190
Tronox Holdings PLC - Class A (Chemicals)	322	1,604
TrueBlue, Inc.* (Professional Services)	118	1,506
TrueCar, Inc.* (Interactive Media & Services)	351	849
Trupanion, Inc.* (Insurance)	89	2,317
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	322	1,742
Trustmark Corp. (Banks)	206	4,800
TTEC Holdings, Inc. (IT Services)	59	2,166
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	323	3,340
Tucows, Inc.* (IT Services)	29	1,400
Tupperware Brands Corp. (Household Durables)	145	235
Tutor Perini Corp.* (Construction & Engineering)	116	780
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	59	768
Twist Bioscience Corp.* (Biotechnology)	59	1,804
U.S. Concrete, Inc.* (Construction Materials)	59	1,070
U.S. Ecology, Inc. (Commercial Services & Supplies)	59	1,794
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	29	2,001
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	234	421
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	118	1,628
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	177	7,864
UMB Financial Corp. (Banks)	148	6,864
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	118	1,281
UniFirst Corp. (Commercial Services & Supplies)	59	8,914
Unisys Corp.* (IT Services)	176	2,174
Unit Corp.* (Energy Equipment & Services)	176	46
United Bankshares, Inc. (Banks)	324	7,478
United Community Banks, Inc. (Banks)	265	4,852
United Fire Group, Inc. (Insurance)	59	1,924
United Natural Foods, Inc.* (Food & Staples Retailing)	176	1,616
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	617	3,721
Unitil Corp. (Multi-Utilities)	59	3,087
Universal Corp. (Tobacco)	89	3,935
Universal Electronics, Inc.* (Household Durables)	59	2,264
Universal Forest Products, Inc. (Building Products)	206	7,661
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	29	2,923
Universal Insurance Holdings, Inc. (Insurance)	89	1,595
Univest Financial Corp. (Banks)	89	1,452
Upland Software, Inc.* (Software)	89	2,387
Upwork, Inc.* (Professional Services)	175	1,129
Urban Edge Properties (Equity Real Estate Investment Trusts)	383	3,374
Urogen Pharma, Ltd.* (Biotechnology)	59	1,053
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	88	1,241
USANA Health Sciences, Inc.* (Personal Products)	59	3,408
Valley National Bancorp (Banks)	1,265	9,246
Vanda Pharmaceuticals, Inc.* (Biotechnology)	176	1,823
Varex Imaging Corp.* (Health Care Equipment & Supplies)	118	2,680
Varonis Systems, Inc.* (Software)	89	5,667
Vector Group, Ltd. (Tobacco)	371	3,495
Vectrus, Inc.* (Aerospace & Defense)	29	1,201
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	147	1,407
Veracyte, Inc.* (Biotechnology)	147	3,574
Vericel Corp.* (Biotechnology)	146	1,339
Verint Systems, Inc.* (Software)	206	8,858
Veritex Holdings, Inc. (Banks)	177	2,473
Verra Mobility Corp.* - Class C (IT Services)	323	2,306
Verso Corp.* - Class A (Paper & Forest Products)	118	1,331
Viad Corp. (Commercial Services & Supplies)	59	1,253
Viavi Solutions, Inc.* (Communications Equipment)	766	8,587
Vicor Corp.* (Electrical Equipment)	59	2,628
ViewRay, Inc.* (Health Care Equipment & Supplies)	234	585
Viking Therapeutics, Inc.* (Biotechnology)	204	955
Virtus Investment Partners, Inc. (Capital Markets)	29	2,207
Virtusa Corp.* (IT Services)	89	2,528
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	442	6,369
Vista Outdoor, Inc.* (Leisure Products)	175	1,540
Visteon Corp.* (Auto Components)	89	4,270
Vocera Communications, Inc.* (Health Care Technology)	89	1,890
Vonage Holdings Corp.* (Diversified Telecommunication Services)	735	5,314
Voyager Therapeutics, Inc.* (Biotechnology)	87	796
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	321	546
Wabash National Corp. (Machinery)	175	1,264
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	235	2,674
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	89	3,584
Warrior Met Coal, Inc. (Metals & Mining)	176	1,869
Washington Federal, Inc. (Thrifts & Mortgage Finance)	265	6,879
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	616	496
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	265	6,326
Washington Trust BanCorp, Inc. (Banks)	59	2,157
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	88	1,280
Watford Holdings, Ltd.* (Insurance)	59	864

	Shares	Value
Common Stocks, continued
Watts Water Technologies, Inc. - Class A (Machinery)	89	$7,534
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	88	825
WD-40 Co. (Household Products)	59	11,851
Welbilt, Inc.* (Machinery)	441	2,262
Werner Enterprises, Inc. (Road & Rail)	148	5,367
WesBanco, Inc. (Banks)	206	4,882
Westamerica Bancorp (Banks)	89	5,231
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	145	332
Whitestone REIT (Equity Real Estate Investment Trusts)	116	719
Whiting Petroleum Corp.*(a) (Oil, Gas & Consumable Fuels)	292	196
Willscot Corp.* (Construction & Engineering)	176	1,783
Wingstop, Inc. (Hotels, Restaurants & Leisure)	89	7,093
Winnebago Industries, Inc. (Automobiles)	89	2,475
WisdomTree Investments, Inc. (Capital Markets)	440	1,025
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	295	4,484
Workiva, Inc.* (Software)	118	3,815
World Acceptance Corp.* (Consumer Finance)	29	1,584
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	206	5,186
Worthington Industries, Inc. (Metals & Mining)	118	3,098
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	413	11,832
WSFS Financial Corp. (Thrifts & Mortgage Finance)	177	4,411
WW International, Inc.* (Diversified Consumer Services)	148	2,503
Xencor, Inc.* (Biotechnology)	148	4,422
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	383	3,945
Xperi Corp. (Semiconductors & Semiconductor Equipment)	177	2,462
Yelp, Inc.* (Interactive Media & Services)	235	4,237
Yeti Holdings, Inc.* (Leisure Products)	148	2,889
Yext, Inc.* (Software)	294	2,996
Y-mAbs Therapeutics, Inc.* (Biotechnology)	59	1,540
York Water Co. (Water Utilities)	29	1,260
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	528	1,294
ZixCorp.* (Software)	175	754
Zogenix, Inc.* (Pharmaceuticals)	148	3,660
Zumiez, Inc.* (Specialty Retail)	59	1,022
Zuora, Inc.* - Class A (Software)	293	2,359
TOTAL COMMON STOCKS (Cost $3,664,764)		4,262,155

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	148	77
TOTAL CONTINGENT RIGHT (Cost $296)		77

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (39.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $3,800,000	$3,800,000	$3,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,800,000)		3,800,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.41%(e)	13,475	$13,475
Fidelity Investments Money Market Government Portfolio - Class I, -1.94%(e)	300	300
Invesco Government & Agency Portfolio - Institutional Shares, 0.50%(e)	36,146	36,146
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,921)		49,921

TOTAL INVESTMENT SECURITIES (Cost $7,514,981) - 84.0%		8,112,153
Net other assets (liabilities) - 16.0%		1,545,695

NET ASSETS - 100.0%		$9,657,848

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $47,272.
(b)

No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2020, the aggregate amount held in a segregated account was $1,719,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	25	6/22/20	$1,437,125	$104,369

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/20	0.55%	$2,355,600	$24,140
Russell 2000 Index	Goldman Sachs International	4/27/20	0.75%	2,711,711	44,241
				$5,067,311	$68,381

iShares Russell 2000 ETF	UBS AG	4/27/20	0.30%	$3,176,677	$35,814
Russell 2000 Index	UBS AG	4/27/20	0.50%	5,336,802	72,422
				$8,513,479	$108,236
				$13,580,790	$176,617

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$67,734	0.7%
Air Freight & Logistics	17,401	0.2%
Airlines	11,595	0.1%
Auto Components	40,127	0.4%
Automobiles	2,475	NM
Banks	381,441	4.0%
Beverages	18,723	0.2%
Biotechnology	312,004	3.1%
Building Products	75,247	0.8%
Capital Markets	64,753	0.7%
Chemicals	77,558	0.8%
Commercial Services & Supplies	120,912	1.3%
Communications Equipment	58,371	0.6%
Construction & Engineering	45,256	0.5%
Construction Materials	6,815	0.1%
Consumer Finance	29,701	0.3%
Containers & Packaging	4,036	NM
Distributors	4,456	NM
Diversified Consumer Services	40,541	0.4%
Diversified Financial Services	13,393	0.1%
Diversified Telecommunication Services	32,607	0.3%
Electric Utilities	57,982	0.6%
Electrical Equipment	57,016	0.6%
Electronic Equipment, Instruments & Components	126,214	1.3%
Energy Equipment & Services	18,041	0.2%
Entertainment	8,695	0.1%
Equity Real Estate Investment Trusts	299,712	3.1%
Food & Staples Retailing	32,696	0.3%
Food Products	66,301	0.7%
Gas Utilities	68,245	0.6%
Health Care Equipment & Supplies	198,200	2.1%
Health Care Providers & Services	103,506	1.1%
Health Care Technology	73,549	0.8%
Hotels, Restaurants & Leisure	82,983	0.9%
Household Durables	72,568	0.8%
Household Products	15,635	0.2%
Independent Power and Renewable Electricity Producers	18,134	0.2%
Industrial Conglomerates	2,505	NM
Insurance	115,286	1.2%
Interactive Media & Services	12,994	0.1%
Internet & Direct Marketing Retail	15,804	0.2%
IT Services	106,856	1.1%
Leisure Products	16,623	0.2%
Life Sciences Tools & Services	34,372	0.4%
Machinery	161,680	1.7%
Marine	4,532	NM
Media	27,035	0.3%
Metals & Mining	46,541	0.5%
Mortgage Real Estate Investment Trusts	33,130	0.3%
Multiline Retail	2,750	NM
Multi-Utilities	35,620	0.4%
Oil, Gas & Consumable Fuels	45,314	0.5%
Paper & Forest Products	18,049	0.2%
Personal Products	12,217	0.1%
Pharmaceuticals	74,327	0.8%
Professional Services	69,872	0.7%
Real Estate Management & Development	25,800	0.3%
Road & Rail	23,500	0.2%
Semiconductors & Semiconductor Equipment	140,234	1.5%
Software	226,015	2.3%
Specialty Retail	72,098	0.7%
Technology Hardware, Storage & Peripherals	6,694	0.1%
Textiles, Apparel & Luxury Goods	34,046	0.4%
Thrifts & Mortgage Finance	78,435	0.8%
Tobacco	7,430	0.1%
Trading Companies & Distributors	51,959	0.5%
Water Utilities	27,042	0.3%
Wireless Telecommunication Services	8,849	0.1%
Other**	5,395,616	55.8%
Total	$9,657,848	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

March 31, 2020 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (93.3%)
ALLETE, Inc. (Electric Utilities)	1,935	$117,416
Alliant Energy Corp. (Electric Utilities)	9,005	434,851
Ameren Corp. (Multi-Utilities)	9,217	671,274
American Electric Power Co., Inc. (Electric Utilities)	15,396	1,231,372
American Water Works Co., Inc. (Water Utilities)	6,772	809,660
Atmos Energy Corp. (Gas Utilities)	4,471	443,658
Avangrid, Inc. (Electric Utilities)	2,084	91,238
Avista Corp. (Multi-Utilities)	2,496	106,055
Black Hills Corp. (Multi-Utilities)	2,302	147,397
CenterPoint Energy, Inc. (Multi-Utilities)	18,823	290,815
CMS Energy Corp. (Multi-Utilities)	10,635	624,806
Consolidated Edison, Inc. (Multi-Utilities)	12,455	971,490
Dominion Energy, Inc. (Multi-Utilities)	18,025	1,301,226
DTE Energy Co. (Multi-Utilities)	7,198	683,594
Duke Energy Corp. (Electric Utilities)	21,160	1,711,421
Edison International (Electric Utilities)	13,438	736,268
El Paso Electric Co. (Electric Utilities)	1,527	103,775
Entergy Corp. (Electric Utilities)	7,460	701,016
Essential Utilities, Inc. (Water Utilities)	8,084	329,019
Evergy, Inc. (Electric Utilities)	8,539	470,072
Eversource Energy (Electric Utilities)	12,130	948,687
Exelon Corp. (Electric Utilities)	36,423	1,340,731
FirstEnergy Corp. (Electric Utilities)	20,244	811,177
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,085	175,859
IDACORP, Inc. (Electric Utilities)	1,887	165,660
MDU Resources Group, Inc. (Multi-Utilities)	7,510	161,465
National Fuel Gas Co. (Gas Utilities)	3,235	120,633
New Jersey Resources Corp. (Gas Utilities)	3,577	121,511
NextEra Energy, Inc. (Electric Utilities)	16,955	4,079,711
NiSource, Inc. (Multi-Utilities)	13,998	349,530
NorthWestern Corp. (Multi-Utilities)	1,888	112,959
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	9,429	257,035
ONE Gas, Inc. (Gas Utilities)	1,979	165,484
Pinnacle West Capital Corp. (Electric Utilities)	4,211	319,152
PNM Resources, Inc. (Electric Utilities)	2,986	113,468
Portland General Electric Co. (Electric Utilities)	3,346	160,407
PPL Corp. (Electric Utilities)	27,092	668,631
Public Service Enterprise Group, Inc. (Multi-Utilities)	18,948	850,955
Sempra Energy (Multi-Utilities)	10,562	1,193,400
South Jersey Industries, Inc. (Gas Utilities)	3,465	86,625
Southwest Gas Holdings, Inc. (Gas Utilities)	2,045	142,250
Spire, Inc. (Gas Utilities)	1,911	142,331
The AES Corp. (Independent Power and Renewable Electricity Producers)	24,882	338,395
The Southern Co. (Electric Utilities)	35,138	1,902,371
UGI Corp. (Gas Utilities)	7,832	208,879
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	16,804	268,192
WEC Energy Group, Inc. (Multi-Utilities)	11,814	1,041,168
Xcel Energy, Inc. (Electric Utilities)	19,643	1,184,473
TOTAL COMMON STOCKS (Cost $16,625,433)		29,407,562

	Principal Amount	Value
Repurchase Agreements(a) (1.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 3/31/20, due 4/1/20, total to be received $445,000	$445,000	$445,000
TOTAL REPURCHASE AGREEMENTS (Cost $445,000)		445,000

TOTAL INVESTMENT SECURITIES (Cost $17,070,433) - 94.7%		29,852,562
Net other assets (liabilities) - 5.3%		1,671,399

NET ASSETS - 100.0%		$31,523,961

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	4/23/20	1.00%	$1,995,278	$267,918

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Electric Utilities	$17,467,756	55.5%
Gas Utilities	1,431,371	4.5%
Independent Power and Renewable Electricity Producers	863,622	2.7%
Multi-Utilities	8,506,134	27.0%
Water Utilities	1,138,679	3.6%
Other**	2,116,399	6.7%
Total	$31,523,961	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2020  (unaudited) : :  APPENDIX  : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of March 31, 2020, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.00%	0.00%	0.00%	0.00%	0.00%
Fund	dated 3/31/20,	dated 3/31/20,	dated 3/31/20,	dated 3/31/20,	dated 3/31/20,
Name	due 4/1/20(1)	due 4/1/20(2)	due 4/1/20(3)	due 4/1/20(4)	due 4/1/20(5)
ProFund VP Banks	$—	$—	$—	$—	$1,000
ProFund VP Basic Materials	29,000	38,000	35,000	29,000	2,000
ProFund VP Bear	2,623,000	3,371,000	3,147,000	2,623,000	12,000
ProFund VP Biotechnology	278,000	358,000	334,000	278,000	3,000
ProFund VP Bull	2,934,000	3,770,000	3,521,000	2,934,000	14,000
ProFund VP Consumer Goods	106,000	137,000	128,000	106,000	3,000
ProFund VP Consumer Services	105,000	135,000	126,000	105,000	3,000
ProFund VP Dow 30	60,000	77,000	72,000	60,000	7,000
ProFund VP Emerging Markets	117,000	150,000	141,000	117,000	7,000
ProFund VP Falling U.S. Dollar	83,000	109,000	101,000	83,000	8,000
ProFund VP Financials	75,000	96,000	90,000	75,000	2,000
ProFund VP Health Care	88,000	113,000	105,000	88,000	2,000
ProFund VP Industrials	86,000	110,000	103,000	86,000	1,000
ProFund VP International	1,153,000	1,482,000	1,384,000	1,153,000	11,000
ProFund VP Internet	118,000	151,000	141,000	118,000	2,000
ProFund VP Japan	1,223,000	1,571,000	1,467,000	1,223,000	6,000
ProFund VP Large-Cap Growth	18,000	23,000	21,000	18,000	1,000
ProFund VP Large-Cap Value	33,000	43,000	40,000	33,000	2,000
ProFund VP Mid-Cap	1,278,000	1,641,000	1,533,000	1,278,000	7,000
ProFund VP Mid-Cap Growth	3,000	4,000	4,000	3,000	2,000
ProFund VP Mid-Cap Value	20,000	26,000	24,000	20,000	2,000
ProFund VP Nasdaq-100	4,301,000	5,526,000	5,161,000	4,301,000	17,000
ProFund VP Pharmaceuticals	48,000	62,000	58,000	48,000	3,000
ProFund VP Precious Metals	5,879,000	7,555,000	7,055,000	5,879,000	23,000
ProFund VP Real Estate	39,000	50,000	47,000	39,000	3,000
ProFund VP Rising Rates Opportunity	1,036,000	1,332,000	1,244,000	1,036,000	9,000
ProFund VP Semiconductor	38,000	48,000	45,000	38,000	2,000
ProFund VP Short Dow 30	2,000	2,000	2,000	2,000	6,000
ProFund VP Short Emerging Markets	658,000	845,000	789,000	658,000	7,000
ProFund VP Short International	408,000	524,000	488,000	408,000	6,000
ProFund VP Short Mid-Cap	261,000	336,000	314,000	261,000	7,000
ProFund VP Short Nasdaq-100	2,098,000	2,697,000	2,518,000	2,098,000	15,000
ProFund VP Short Small-Cap	685,000	880,000	823,000	685,000	6,000
ProFund VP Small-Cap	828,000	1,064,000	993,000	828,000	8,000
ProFund VP Small-Cap Growth	21,000	27,000	25,000	21,000	3,000
ProFund VP Small-Cap Value	11,000	14,000	13,000	11,000	3,000
ProFund VP Technology	132,000	169,000	158,000	132,000	2,000
ProFund VP Telecommunications	40,000	52,000	48,000	40,000	2,000
ProFund VP U.S. Government Plus	5,077,000	6,524,000	6,093,000	5,077,000	22,000
ProFund VP UltraBull	805,000	1,034,000	965,000	805,000	8,000
ProFund VP UltraMid-Cap	463,000	595,000	556,000	463,000	10,000
ProFund VP UltraNasdaq-100	5,383,000	6,919,000	6,461,000	5,383,000	26,000
ProFund VP UltraShort Dow 30	1,000	1,000	1,000	1,000	1,000
ProFund VP UltraShort Nasdaq-100	991,000	1,274,000	1,190,000	991,000	12,000
ProFund VP UltraSmall-Cap	844,000	1,086,000	1,014,000	844,000	12,000
ProFund VP Utilities	99,000	127,000	118,000	99,000	2,000
	$40,578,000	$52,148,000	$48,696,000	$40,578,000	$313,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2020 as follows:

(1)

U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, U.S. Treasury Notes, 2.50%, due 2/15/22, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at March 31, 2020, 1.41%, due 11/15/47, which had an aggregate value of $41,394,723.

(2)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at March 31, 2020, 1.41%, due 11/15/47, total value $53,194,335.
(3)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, total value $49,674,977.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 2/15/43, total value $41,396,201.
(5)	Federal Home Loan Bank, 3.375%, due 12/8/23, total value $1,082,147.